UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-2687

Name of Registrant: Vanguard Municipal Bond Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: October 31st

Date of reporting period: January 31, 2011

Item 1: Schedule of Investments

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments
As of January 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (97.4%)
Alabama (0.7%)
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	11/1/11 (Prere.)	10,000	10,347
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/11	7,750	8,043
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/12	20,000	21,441
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/13	35,840	39,398
Mobile AL Infirmary Health System Special Care
Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/15	1,615	1,708
Mobile AL Infirmary Health System Special Care
Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/16	3,540	3,708
Mobile AL Infirmary Health System Special Care
Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/17	2,475	2,560
University of Alabama at Birmingham Revenue	5.000%	10/1/16	3,390	3,833
University of Alabama at Birmingham Revenue	5.000%	10/1/17	1,630	1,840
University of Alabama at Birmingham Revenue	5.000%	10/1/17	3,565	4,024
University of Alabama Birmingham Hospital
Revenue	5.000%	9/1/15	1,005	1,074
				97,976
Arizona (1.6%)
Arizona Board Regents Arizona State University
System Revenue VRDO	0.240%	2/7/11 LOC	10,600	10,600
Arizona COP	5.000%	9/1/14 (4)	4,800	5,166
Arizona COP	5.000%	9/1/15 (4)	4,000	4,308
Arizona Health Facilities Authority Revenue
(Banner Health)	5.000%	1/1/12	2,000	2,055
Arizona Health Facilities Authority Revenue
(Catholic Healthcare West) PUT	5.000%	7/2/12	10,000	10,402
Arizona School Facilities Board COP	5.250%	9/1/12 (4)	12,350	13,151
Arizona School Facilities Board COP	5.000%	9/1/14	16,000	17,269
Arizona School Facilities Board COP	5.000%	9/1/15	9,000	9,757
Arizona School Facilities Board COP	5.000%	9/1/16 (14)	15,000	16,021
Arizona School Facilities Board Revenue
(School Improvement)	5.000%	1/1/14	5,000	5,535
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/13	2,415	2,635
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/13	7,090	7,735
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/14	5,600	6,221
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/14	8,055	8,948
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/15	5,300	5,957

Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/15	5,025	5,648
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/15	5,000	5,620
Arizona Transportation Board Highway Revenue	5.000%	7/1/14	9,075	10,100
Arizona Transportation Board Highway Revenue	5.000%	7/1/16	7,465	8,486
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/14	2,775	2,980
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/15	1,500	1,616
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/16	1,665	1,795
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/17	3,115	3,324
Glendale AZ Industrial Development Authority
Revenue (Midwestern University) VRDO	0.290%	2/7/11 LOC	5,000	5,000
Maricopa County AZ Regional Public
Transportation Authority Excise Tax Revenue	5.000%	7/1/16	2,630	2,936
Mesa AZ Utility System Revenue	5.000%	7/1/14 (14)(Prere.)	3,500	3,959
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/12	5,075	5,358
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/13	3,660	3,961
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/15	6,000	6,631
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/16	3,055	3,387
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/11 (14)	5,215	5,310
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/12 (14)	5,000	5,302
Pima County AZ COP	5.000%	6/1/11	5,000	5,072
Scottsdale AZ GO	5.000%	7/1/13	5,000	5,491
				217,736
California (10.9%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (899 Charleston Project)
VRDO	0.280%	2/1/11 LOC	16,900	16,900
Bay Area CA Infrastructure Financing Authority
Revenue	5.000%	8/1/17 (14)	16,140	16,577
California Department of Water Resources
Power Supply Revenue	5.500%	5/1/12 (2)(Prere.)	3,000	3,218
California Department of Water Resources
Power Supply Revenue	5.500%	5/1/12 (Prere.)	10,955	11,751
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/14	30,000	33,034
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/15	21,250	23,673
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/15	40,000	44,560
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	12,055	13,522
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	22,000	24,668
California Economic Recovery Bonds GO	5.250%	7/1/13	2,500	2,720
California Economic Recovery Bonds GO	5.250%	7/1/14 (ETM)	3,390	3,851
California Economic Recovery Bonds GO	5.250%	7/1/14	11,610	12,854

California Economic Recovery Bonds GO	5.250%	7/1/14 (14)	2,500	2,768
California Economic Recovery Bonds GO	5.000%	7/1/16	1,500	1,675
California Economic Recovery Bonds GO	5.000%	7/1/17	15,090	16,845
California Economic Recovery Bonds GO PUT	5.000%	7/1/11 (Prere.)	12,000	12,233
California Economic Recovery Bonds GO VRDO	0.240%	2/1/11 LOC	7,400	7,400
California GO	5.000%	3/1/12	10,755	11,193
California GO	5.000%	4/1/12	5,000	5,217
California GO	5.000%	5/1/13	23,475	25,140
California GO	5.000%	9/1/13	32,125	34,662
California GO	5.000%	11/1/13	13,695	14,832
California GO	5.000%	8/1/14	1,970	2,152
California GO	5.000%	4/1/15	21,300	23,244
California GO	5.000%	6/1/15	3,250	3,520
California GO	5.000%	6/1/15 (14)	5,100	5,576
California GO	5.000%	3/1/16 (14)	6,510	6,997
California GO	5.000%	3/1/16	3,210	3,490
California GO	5.000%	3/1/16 (14)	1,120	1,218
California GO	5.000%	3/1/16	4,460	4,849
California GO	5.000%	4/1/16	6,670	7,255
California GO	5.000%	5/1/16	2,150	2,306
California GO	5.000%	8/1/16	2,825	3,078
California GO	5.000%	10/1/16	28,605	31,186
California GO	5.000%	10/1/16	1,225	1,336
California GO	5.000%	11/1/16 (2)	5,375	5,862
California GO	5.000%	12/1/16	2,500	2,727
California GO	6.000%	2/1/17 (2)	3,500	3,954
California GO	5.000%	3/1/17 (14)	1,300	1,390
California GO	5.000%	3/1/17	3,755	4,061
California GO	5.000%	4/1/17	7,275	7,863
California GO	5.000%	10/1/17	20,000	21,535
California GO	5.000%	10/1/17	4,005	4,312
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	7/1/14	3,000	3,201
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) PUT	5.000%	7/1/14	23,180	25,121
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/12	3,000	3,156
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/16/14	20,000	21,665
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/18/16	20,000	21,756
California Health Facilities Financing Authority
Revenue (Stanford Hospital) PUT	3.450%	6/15/11	7,000	7,076
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/12	5,000	5,251
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/13	2,210	2,363
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/14	5,000	5,411
1 California Health Facilities Financing Authority
Revenue (Sutter Health)	4.000%	8/15/17	5,000	5,059
California Infrastructure & Economic
Development Bank Revenue (Independent
System Operator Corp. Project)	5.000%	2/1/11	10,000	10,000
California Infrastructure & Economic
Development Bank Revenue (Independent
System Operator Corp. Project)	5.000%	2/1/12	5,000	5,180

California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	1.650%	4/1/11	6,500	6,513
California Infrastructure & Economic
Development Bank Revenue (Orange County
Performing Arts Center)	0.300%	2/1/11 LOC	8,100	8,100
California Infrastructure & Economic
Development Bank Revenue (Pacific Gas &
Electric Co.) VRDO	0.250%	2/1/11 LOC	1,600	1,600
California Municipal Finance Authority
(CommunityHospitals of Central California
Obligated Group) COP	5.000%	2/1/14	1,230	1,278
California Municipal Finance Authority
(CommunityHospitals of Central California
Obligated Group) COP	5.000%	2/1/16	2,450	2,510
California Pollution Control Financing Authority
Environmental Improvement Revenue (BP
West Coast Pr	2.600%	9/2/14	4,000	3,984
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/11	3,770	3,809
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/12	2,500	2,614
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/13	7,500	8,005
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	6/1/15 (14)	10,000	10,868
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/15	5,295	5,597
California RAN	3.000%	6/28/11	25,000	25,176
California Statewide Communities Development
Authority Pollution Control Revenue (Southern
California Edison Co.) PUT	4.100%	4/1/13 (10)	5,000	5,172
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/14	15,000	16,149
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) PUT	3.450%	5/1/11	15,335	15,451
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) PUT	3.850%	6/1/12	10,000	10,375
California Statewide Communities Development
Authority Revenue (Proposition 1A
Receivables Program)	5.000%	6/15/13	45,000	47,513
2 California Statewide Communities Development
Authority Revenue (Sutter Health) TOB VRDO	0.290%	2/7/11	8,400	8,400
California Statewide Communities Development
Authority Senior Living Revenue (Southern
California Presbyterian Homes)	5.250%	11/15/14	1,075	1,106
Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson Ice-
Gen Project)	5.000%	7/1/15	750	814
Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson Ice-
Gen Project)	5.000%	7/1/16	805	877
Desert Sands CA School District GO	0.000%	6/1/12 (2)	10,000	9,811
2 East Bay CA Municipal Utility District Water
System Revenue TOB VRDO	0.290%	2/7/11	11,510	11,510
Foothill/Eastern Corridor Agency California Toll
Road Revenue	0.000%	1/1/15 (ETM)	18,535	17,239

Foothill/Eastern Corridor Agency California Toll
Road Revenue	5.000%	1/15/16 (14)	8,400	8,198
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/11	8,000	8,031
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/12	10,000	10,147
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/13	5,655	5,781
Golden State Tobacco Securitization Corp.
California	5.500%	6/1/13 (Prere.)	37,210	40,865
Golden State Tobacco Securitization Corp.
California	5.625%	6/1/13 (Prere.)	21,410	23,574
Golden State Tobacco Securitization Corp.
California	6.250%	6/1/13 (Prere.)	57,765	62,854
Golden State Tobacco Securitization Corp.
California	6.750%	6/1/13 (Prere.)	30,000	33,755
Golden State Tobacco Securitization Corp.
California	7.900%	6/1/13 (Prere.)	20,000	23,081
2 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.290%	2/7/11	4,000	4,000
Los Angeles CA Unified School District GO	5.000%	7/1/14	5,725	6,264
Los Angeles CA Unified School District GO	5.000%	7/1/14	31,995	35,005
Los Angeles CA Unified School District GO	5.000%	7/1/15	14,510	16,024
Los Angeles CA Unified School District GO	5.000%	7/1/15	20,000	22,087
Los Angeles CA Unified School District GO	5.000%	7/1/15	4,200	4,638
Los Angeles CA Unified School District GO	5.000%	7/1/15	10,240	11,309
Los Angeles CA Unified School District GO	5.000%	7/1/16	19,595	21,862
Los Angeles CA Unified School District GO	5.000%	7/1/17	19,090	21,140
2 Los Angeles CA Unified School District GO TOB
VRDO	0.290%	2/7/11 (4)	22,500	22,500
Los Angeles CA Wastewater System Revenue	5.000%	6/1/13	11,205	12,207
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/16	22,315	25,282
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/16	5,000	5,665
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/12 (14)	7,710	8,153
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/16	3,450	3,702
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/17	5,000	5,316
Los Angeles County CA TRAN	2.000%	6/30/11	25,000	25,161
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian) PUT	5.000%	2/7/13	8,490	9,083
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/14 (12)	2,760	3,027
Northern California Power Agency Revenue
(Hydroelectric Project)	4.000%	7/1/15	3,000	3,127
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/15 (12)	4,000	4,430
Orange County CA Airport Revenue	5.000%	7/1/16	3,435	3,814
Orange County CA Public Financing Authority
Lease Revenue	5.000%	7/1/12 (14)	3,165	3,342
Palomar Pomerado Health System California
Revenue COP	4.500%	11/1/15	2,265	2,288
Palomar Pomerado Health System California
Revenue COP	5.000%	11/1/16	3,500	3,539

Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/13	750	807
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/15	700	768
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/16	1,000	1,102
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/16 (4)	7,800	8,766
Sacramento County CA Airport Revenue	5.000%	7/1/13	7,200	7,691
Sacramento County CA Airport Revenue	5.000%	7/1/14	6,615	7,158
Sacramento County CA Airport Revenue	5.000%	7/1/15	8,245	8,963
Sacramento County CA Sanitation Districts
Financing Authority Revenue VRDO	0.290%	2/1/11 LOC	6,500	6,500
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/13	3,290	3,494
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/15	3,000	3,186
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/16	5,445	5,768
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/16	11,840	13,243
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/16	14,000	15,608
2 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.350%	2/7/11 (4)	6,500	6,500
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/15 (4)	5,000	5,471
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/16	9,120	9,967
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/17	16,555	17,980
2 Sonoma County CA Junior College District GO
TOB VRDO	0.350%	2/7/11 (4)	3,440	3,440
Southern California Public Power Authority
Revenue (Transmission Project)	5.000%	7/1/17	9,895	11,006
University of California Revenue	5.000%	5/15/11 (14)	2,500	2,533
University of California Revenue	5.000%	5/15/12 (14)	3,000	3,168
2 University of California Revenue TOB VRDO	0.290%	2/7/11	4,600	4,600
Ventura County CA Public Financing Authority
COP	5.000%	8/15/16	2,750	3,011
				1,476,895
Colorado (1.2%)
Colorado Department of Transportation
Revenue	5.000%	12/15/15 (14)	3,000	3,413
Colorado Educational & Cultural Facilities
Authority Revenue (National Jewish
Federation Bond Progra	0.270%	2/1/11 LOC	880	880
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.500%	9/1/11 (ETM)	7,775	8,003
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.000%	7/1/16	5,000	5,460
2 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) TOB VRDO	0.270%	2/1/11	11,095	11,095
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) VRDO	0.290%	2/7/11	45,950	45,950

Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/16	3,165	3,443
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/16	6,415	6,979
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/17	7,920	8,528
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/17	3,715	4,000
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) VRDO	0.290%	2/7/11	19,560	19,560
Denver CO City & County Airport Revenue	5.000%	11/15/14	1,840	2,017
Denver CO City & County Airport Revenue	5.000%	11/15/16	2,500	2,761
E-470 Public Highway Authority Colorado
Revenue PUT	5.000%	9/2/13 (14)	11,485	12,047
Jefferson County CO School District GO	5.000%	12/15/12 (2)	3,500	3,774
Regional Transportation District of Colorado
Sales Tax Revenue	5.000%	11/1/16 (2)(Prere.)	22,500	26,143
University of Colorado Hospital Authority
Revenue	5.000%	11/15/13	1,960	2,068
University of Colorado Hospital Authority
Revenue	5.000%	11/15/14	1,000	1,061
University of Colorado Hospital Authority
Revenue	5.000%	11/15/16	1,290	1,349
				168,531
Connecticut (1.3%)
Connecticut GO	5.500%	12/15/11	5,435	5,678
Connecticut GO	5.000%	4/1/12 (14)	9,190	9,668
Connecticut GO	5.000%	3/15/13	10,000	10,856
Connecticut GO	5.000%	12/1/13 (14)	3,930	4,356
Connecticut GO	5.000%	1/1/14	18,250	20,143
Connecticut GO	5.000%	1/1/15	14,610	16,364
Connecticut GO	5.250%	11/1/15	1,000	1,147
Connecticut GO	5.000%	1/1/16	30,000	34,043
Connecticut GO	5.000%	3/1/16	4,705	5,351
Connecticut GO	5.000%	5/1/16	10,000	11,395
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/15	1,975	2,124
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/16	5,085	5,443
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/17	2,365	2,502
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	4.000%	2/7/13	6,625	7,032
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	5.000%	2/12/15	20,810	23,410
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	2/1/14	5,270	5,812
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	2/1/16	5,195	5,844
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.250%	7/1/16 (2)	7,645	8,737
				179,905

Delaware (0.2%)
Delaware GO	5.000%	1/1/13	9,450	10,226
Delaware GO	5.000%	8/1/14 (Prere.)	5,000	5,652
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/14	4,070	4,552
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/16	4,485	5,135
				25,565
District of Columbia (0.8%)
District of Columbia GO	5.000%	6/1/11 (4)	2,500	2,538
District of Columbia GO	5.000%	6/1/12 (4)	2,500	2,637
District of Columbia GO	5.000%	6/1/13 (4)	4,000	4,340
District of Columbia GO	5.000%	6/1/13 (14)(Prere.)	4,900	5,364
District of Columbia GO	5.000%	6/1/15 (14)	5,000	5,342
2 District of Columbia GO TOB VRDO	0.300%	2/7/11 (13)	10,005	10,005
District of Columbia Income Tax Revenue	5.000%	12/1/18	5,500	6,201
2 District of Columbia Income Tax Revenue TOB
VRDO	0.290%	2/7/11	8,000	8,000
District of Columbia Income Tax Revenue
VRDO	0.640%	2/7/11	10,500	10,500
District of Columbia Revenue (American College
of Cardiology) VRDO	0.910%	2/7/11 LOC	39,200	39,200
District of Columbia Revenue (Washington
Drama Society) VRDO	0.280%	2/7/11 LOC	13,900	13,900
Washington DC Metropolitan Area Transit
Authority Revenue	5.000%	7/1/13	3,000	3,263
Washington DC Metropolitan Area Transit
Authority Revenue	5.000%	7/1/15	3,375	3,769
				115,059
Florida (5.4%)
Alachua County FL Health Facilities Authority
Revenue (Shands HealthCare Project)	5.000%	12/1/14	4,390	4,649
Alachua County FL Health Facilities Authority
Revenue (Shands HealthCare Project)	5.000%	12/1/15	5,000	5,261
Broward County FL Educational Facilities
Authority Revenue (Nova Southeastern
University Project) VRDO	0.280%	2/1/11 LOC	5,000	5,000
Broward County FL Resource Recovery
Revenue (Wheelabrator-South)	4.500%	12/1/11	5,900	5,918
Broward County FL School Board COP	5.000%	7/1/11 (2)	4,460	4,525
2 Broward County FL Water & Sewer Utility
Revenue TOB VRDO	0.290%	2/7/11	5,665	5,665
Citizens Property Insurance Corp. Florida
Revenue (High Risk Account)	5.000%	3/1/11 (14)	10,000	10,035
Citizens Property Insurance Corp. Florida
Revenue (High Risk Account)	5.000%	6/1/11	25,000	25,351
Citizens Property Insurance Corp. Florida
Revenue (High Risk Account)	5.000%	3/1/12 (14)	15,000	15,528
Citizens Property Insurance Corp. Florida
Revenue (High Risk Account)	5.500%	6/1/14	15,000	15,935
Citizens Property Insurance Corp. Florida
Revenue (High Risk Account)	5.000%	3/1/15 (14)	11,000	11,408
Citizens Property Insurance Corp. Florida
Revenue (High Risk Account)	5.000%	6/1/15	40,000	41,531
Citizens Property Insurance Corp. Florida
Revenue (High Risk Account)	5.000%	6/1/16	15,000	15,472

Citizens Property Insurance Corp. Florida
Revenue (High Risk Account)	5.250%	6/1/17	15,000	15,496
Clay County FL Sales Surtax Revenue	5.000%	10/1/13 (12)	7,025	7,620
2 Duval County FL School Board COP TOB
VRDO	0.300%	2/7/11 (4)	13,685	13,685
Escambia County FL Solid Waste Disposal
System Revenue (Gulf Power Co. Project)
PUT	2.000%	4/3/12	5,000	5,032
Escambia County FL Solid Waste Disposal
System Revenue (Gulf Power Co. Project)
PUT	1.750%	6/15/12	5,500	5,524
Florida Board of Education Capital Outlay GO	5.000%	1/1/12	27,730	28,862
Florida Board of Education Lottery Revenue	5.000%	7/1/12	7,630	8,068
Florida Board of Education Lottery Revenue	5.000%	7/1/13	8,010	8,675
Florida Board of Education Lottery Revenue	5.000%	7/1/14	8,410	9,254
Florida Board of Education Lottery Revenue	5.000%	7/1/15	8,830	9,783
Florida Board of Education Lottery Revenue	5.000%	7/1/15 (14)	9,555	10,586
Florida Board of Education Lottery Revenue	5.000%	7/1/16	7,500	8,368
Florida Board of Education Lottery Revenue	5.000%	7/1/17	2,500	2,785
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/14	4,225	4,692
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/16	5,065	5,499
2 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.290%	2/7/11	4,000	4,000
Florida Department of Environmental Protection
& Preservation Revenue	5.250%	7/1/12	20,000	21,238
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/13	5,820	6,306
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/14	6,110	6,727
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/15	6,415	7,113
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.250%	7/1/12	37,600	39,242
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/14	22,000	23,382
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/15	20,000	21,327
Florida Municipal Power Agency Revenue (St.
Lucie Project)	5.000%	10/1/15	2,135	2,322
Florida Municipal Power Agency Revenue (St.
Lucie Project)	5.000%	10/1/16	3,290	3,554
Florida Rural Utility Financing Commission
Revenue	3.500%	11/1/11	4,995	5,011
Florida Turnpike Authority Revenue	5.000%	7/1/15 (4)	5,000	5,359
Florida Turnpike Authority Revenue	5.000%	7/1/16	3,480	3,892
Gainsville FL Utility System Revenue VRDO	0.440%	2/1/11	9,180	9,180
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/14	2,000	2,204
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/16	2,000	2,189
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group) VRDO	0.280%	2/7/11 LOC	10,675	10,675

Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/14	2,000	2,191
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/16	2,505	2,765
Hillsborough County FL Industrial Development
Authority Pollution Control Revenue (Tampa
Electric Co. Project) PUT	5.150%	9/1/13	8,000	8,550
Jacksonville FL Captial Project Revenue VRDO	0.910%	2/7/11 LOC	9,595	9,595
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/16	4,675	5,259
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/16	1,500	1,686
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/17	1,000	1,118
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.290%	2/7/11	12,700	12,700
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/11	2,060	2,068
Jacksonville FL Excise Taxes Revenue	5.000%	10/1/13	1,185	1,289
Jacksonville FL Excise Taxes Revenue	5.000%	10/1/16	1,185	1,314
Kissimmee FL Utility Authority Electric System
Revenue	5.250%	10/1/16 (4)	3,750	4,198
Miami FL Health Facilities Authority Health
System Revenue (Catholic Health East)
VRDO	0.290%	2/7/11 LOC	2,600	2,600
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital) PUT	4.550%	8/1/13 (14)	5,000	5,199
Miami-Dade County FL School Board COP	5.000%	5/1/15 (12)	4,000	4,340
Miami-Dade County FL School Board COP PUT	5.000%	5/1/11 (14)	15,000	15,137
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/16	1,000	1,056
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)
VRDO	0.290%	2/7/11 LOC	23,000	23,000
Orange County FL Tourist Development
Revenue	5.000%	10/1/14	8,715	9,552
Orange County FL Tourist Development
Revenue	5.000%	10/1/16	16,260	17,962
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/15	3,500	3,937
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/15	3,365	3,785
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/16	5,250	5,945
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/17	3,000	3,390
Palm Beach County FL Airport System Revenue	5.750%	10/1/14 (14)(ETM)	2,060	2,384
Palm Beach County FL Criminal Justice
Facilities Revenue	7.200%	6/1/14 (14)	16,300	19,083
Palm Beach County FL School Board COP	5.375%	8/1/12 (4)(Prere.)	4,430	4,747
Palm Beach County FL School Board COP	5.375%	8/1/12 (4)(Prere.)	8,190	8,776
Palm Beach County FL School Board COP	5.375%	8/1/12 (4)(Prere.)	4,500	4,822
Pinellas County FL Health Facilities Authority
Revenue (Baycare Health System) VRDO	0.260%	2/1/11 LOC	4,250	4,250
South Broward FL Hospital District Revenue	5.625%	5/1/12 (Prere.)	9,000	9,643
South Florida Water Management District COP	5.000%	10/1/11 (2)	7,100	7,297
South Florida Water Management District COP	5.000%	10/1/12 (2)	2,150	2,273

South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida ObligatedGroup)	5.000%	8/15/11	4,990	5,100
South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida ObligatedGroup)	5.000%	8/15/12	3,000	3,152
South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida ObligatedGroup)	5.250%	2/1/13 (Prere.)	7,755	8,424
South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida ObligatedGroup)	5.500%	2/1/13 (Prere.)	10,000	10,912
South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida ObligatedGroup)	5.000%	8/15/13	2,500	2,688
Tampa FL Health System Revenue (Baycare
Health System)	5.000%	11/15/16	3,000	3,197
University Athletic Association Inc. Florida
Athletic Program Revenue PUT	3.800%	10/1/11 LOC	4,000	4,052
				733,364
Georgia (2.5%)
Athens-Clarke County GA Unified Government
Development Authority Revenue (University of
Georgia Athletic Association Project) VRDO	1.940%	2/1/11 LOC	4,100	4,100
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/18	2,500	2,664
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/14	5,000	5,460
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/16	9,385	10,275
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	3.750%	1/12/12	5,000	5,123
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	3.750%	1/12/12	10,000	10,246
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	5.050%	1/12/12	11,000	11,398
Burke County GA Development Authority
Pollution Control Revenue (Oglethorpe Power
Corp. Vogtle Project) PUT	4.750%	4/1/11 (14)	14,500	14,597
Cobb County GA Hospital Authority (Equipment
Pool Project) RAN VRDO	0.300%	2/7/11 LOC	23,600	23,600
Fulton County GA Water & Sewer Revenue	5.250%	1/1/14 (14)	10,000	10,036
Gainesville & Hall County GA Development
Authority Revenue (Hall County Sewage
Treatment Facility Project) VRDO	0.350%	2/7/11 LOC	7,000	7,000
Georgia GO	5.000%	8/1/11	17,890	18,309
Georgia GO	5.000%	10/1/11	3,810	3,929
Georgia GO	3.500%	1/1/13	8,315	8,751
Georgia GO	5.000%	4/1/13	10,815	11,795
3 Georgia GO	5.500%	7/1/14	4,000	4,560
Georgia GO	4.000%	1/1/15	2,000	2,185
Georgia GO	5.000%	7/1/16	20,000	23,099
Georgia GO	5.000%	7/1/16	5,000	5,777
Georgia GO	5.000%	7/1/16	9,500	10,972
Georgia GO	5.500%	7/1/16	5,000	5,660
Georgia GO	5.000%	10/1/16	1,910	2,213

Georgia Road & Tollway Authority GAN	5.000%	6/1/13 (4)	4,885	5,327
Georgia Road & Tollway Authority Revenue	5.000%	6/1/14	16,000	17,792
Georgia Road & Tollway Authority Revenue
(Governor's Transportation Choices Initiative)	5.375%	3/1/13	5,260	5,519
Gwinnett County GA School District GO	5.000%	2/1/12	10,000	10,462
Gwinnett County GA School District GO	5.000%	2/1/13	10,000	10,849
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/12	12,000	12,321
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/12	15,000	15,586
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/14	5,000	5,405
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/16	10,310	10,621
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/17	6,910	7,298
Municipal Electric Authority Georgia Revenue	5.000%	1/1/16	5,285	5,833
Municipal Electric Authority Georgia Revenue
(General Resolution Projects)	5.000%	1/1/15	2,060	2,255
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/14	4,995	5,429
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/15	3,685	4,034
Paulding County GA School District GO	5.000%	8/1/11	1,000	1,023
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/11	10,000	10,271
Savannah GA Economic Development Authority
Pollution Control Revenue (International
Paper Co. Projects)	5.100%	8/1/14	3,000	3,132
				334,906
Hawaii (0.7%)
Hawaii GO	5.000%	7/1/11 (2)	24,310	24,783
Hawaii GO	5.000%	7/1/12 (2)	23,735	25,188
Hawaii GO	5.000%	6/1/16 (ETM)	3,115	3,610
Hawaii GO	5.000%	6/1/16	13,920	15,868
Hawaii Highway Revenue	5.375%	7/1/11 (4)(Prere.)	5,125	5,233
Honolulu HI City & County GO	5.000%	7/1/11 (14)	4,750	4,842
Honolulu HI City & County GO	5.250%	7/1/11 (14)	3,900	3,980
Honolulu HI City & County GO	5.000%	7/1/12 (14)	4,320	4,587
				88,091
Idaho (0.0%)
Idaho Housing & Finance Association RAN	5.000%	7/15/13	4,070	4,419

Illinois (2.7%)
Chicago IL Board of Education (School Reform)
GO	0.000%	12/1/11 (14)	5,185	5,113
Chicago IL Board of Education (School Reform)
GO	0.000%	12/1/13 (14)	13,400	12,449
Chicago IL Board of Education GO	5.000%	12/1/14	1,545	1,667
Chicago IL Board of Education GO	5.000%	12/1/16	2,500	2,694
Chicago IL GO	5.000%	1/1/14 (4)(Prere.)	4,135	4,594
Chicago IL GO	5.000%	1/1/14 (4)	37,590	40,031
Chicago IL GO	5.500%	1/1/16 (4)	6,070	6,625
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/12 (4)	2,500	2,583
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/13 (4)	4,200	4,428
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/14 (4)	4,035	4,315

2 Chicago IL O'Hare International Airport Revenue
TOB VRDO	0.290%	2/7/11 LOC	24,170	24,170
Du Page & Will Counties IL Community School
District GO	5.500%	12/30/11 (Prere.)	4,725	4,947
Illinois Build Revenue	5.000%	6/15/15	10,000	10,690
Illinois Build Revenue	5.000%	6/15/16	10,000	10,692
2 Illinois Educational Facilities Authority Revenue
(Northwestern University) TOB VRDO	0.290%	2/7/11	6,935	6,935
Illinois Educational Facilities Authority Revenue
(University of Chicago) PUT	3.375%	2/3/14	5,000	5,178
Illinois Educational Facilities Authority Revenue
(University of Chicago) PUT	1.875%	2/12/15	5,000	4,988
Illinois Finance Authority Gas Supply Revenue
(Peoples Gas Light & Coke) PUT	2.125%	7/1/14	2,875	2,777
Illinois Finance Authority Gas Supply Revenue
(Peoples Gas Light & Coke) PUT	2.625%	8/1/15	2,500	2,388
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	3.875%	5/1/12	5,000	5,098
Illinois Finance Authority Revenue (Art Institute
of Chicago)	5.000%	3/1/15	10,000	10,839
Illinois Finance Authority Revenue (Childrens
Memorial Hospital)	5.250%	8/15/16	4,270	4,539
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.000%	8/15/14	5,500	6,016
Illinois Finance Authority Revenue (Palos
Community Hospital)	5.000%	5/15/16	1,500	1,574
Illinois Finance Authority Revenue (Palos
Community Hospital)	5.000%	5/15/17	2,500	2,599
Illinois Finance Authority Revenue (Resurrection
Health Care)	5.000%	5/15/12 (4)	4,200	4,346
Illinois Finance Authority Revenue (Resurrection
Health Care)	5.000%	5/15/13 (4)	4,300	4,506
Illinois Finance Authority Revenue (Resurrection
Health Care)	5.000%	5/15/13 (4)	4,275	4,480
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/15	1,500	1,640
Illinois GO	5.500%	8/1/14 (14)	8,295	8,849
Illinois Health Facilities Authority Revenue
(Advocate Health Care Network) PUT	4.375%	7/1/14	4,810	4,993
Illinois Sales Tax Revenue	5.250%	6/15/12	2,000	2,094
Illinois TAN	3.000%	5/20/11	35,000	35,118
Illinois Toll Highway Authority Revenue	5.000%	1/1/15 (4)	17,970	19,199
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/11 (14)	20,000	19,693
2 Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue TOB VRDO	0.300%	2/7/11	19,050	19,050
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/14	10,000	10,497
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/15	5,000	5,248
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/16	10,000	10,354
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/17	6,000	6,032
2 University of Illinois Auxiliary Facilities System
Revenue TOB VRDO	0.340%	2/7/11 (14)	9,455	9,455
Winnebago & Bonne Counties IL School District
GO	5.000%	2/1/12 (2)	4,000	4,140

Winnebago & Boone Counties IL School District
GO	5.000%	2/1/13 (2)	5,000	5,281
				362,904
Indiana (1.8%)
Indiana Bond Bank Special Program Gas
Revenue	5.250%	10/15/16	4,810	5,183
Indiana Finance Authority Economic
Development Revenue (Republic Services
Inc. Project) PUT	2.250%	3/1/11	10,000	10,000
Indiana Finance Authority Facilities Revenue
(Indiana Government Center South)	5.000%	7/1/12	13,725	14,501
Indiana Finance Authority Facilities Revenue
(Miami Correctional Facility)	5.000%	7/1/13	6,620	7,148
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/13	3,000	3,240
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/14	3,485	3,815
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/15	3,570	3,898
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/15	2,515	2,746
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/16	3,000	3,286
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group) VRDO	0.270%	2/7/11 LOC	25,000	25,000
Indiana Finance Authority Hospital Revenue
(Clarian Health Partners Inc. Obligated Group)
VRDO	0.280%	2/7/11 LOC	1,735	1,735
Indiana Finance Authority Lease Revenue	5.000%	11/1/13	10,585	11,517
Indiana Finance Authority Revenue (Ascension
Health Credit Group) PUT	1.250%	5/16/12	10,000	10,044
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/17	7,625	8,712
Indiana Health & Educational Facility Financing
Authority Revenue (Ascension Health Credit
Group) PUT	4.100%	11/3/16	10,000	10,354
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	5.000%	11/1/11	5,500	5,686
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	5.000%	5/1/13	3,750	4,032
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	5.000%	6/1/15	14,825	16,408
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	5.000%	7/28/16	2,695	2,992
Indiana Municipal Power Agency Revenue	5.250%	1/1/15 (14)	3,190	3,390
[2,5] Monroe County IN Hospital Authority Revenue
(Bloomington Hospital)	1.380%	7/14/14	994	979

[2,5] Monroe County IN Hospital Authority Revenue
(Bloomington Hospital)	1.500%	7/1/16	6,843	6,723
Purdue University Indiana University Student
Fee Revenue	4.500%	7/1/16	1,500	1,674
Purdue University Indiana University Student
Fee Revenue	5.000%	7/1/16	1,300	1,480
Purdue University Indiana University Student
Fee Revenue	5.000%	7/1/17	1,000	1,140
Rockport IN Pollution Control Revenue (AEP
Generating Co. Project) PUT	4.150%	7/15/11 (2)	10,000	10,099
Rockport IN Pollution Control Revenue (Indiana
Michigan Power Co. Project) PUT	6.250%	6/2/14	11,000	12,050
St. Joseph County IN Educational Facilities
Revenue (University of Notre Dame Du Lac
Project) PUT	3.875%	3/1/12	7,500	7,704
2 Tri-Creek Middle School Building Corp. Indiana
Revenue TOB VRDO	0.290%	2/7/11 (4)	14,210	14,210
Whiting IN Environmental Facilities Revenue
(BP Products North America Inc. Project)	5.000%	7/1/17	5,000	5,324
Whiting IN Environmental Facilities Revenue
(BP Products North America Inc. Project) PUT	2.800%	6/2/14	28,000	27,851
				242,921
Iowa (0.1%)
Iowa Finance Authority Health Facilities
Revenue (Iowa Health System)	5.000%	2/15/14 (12)	2,800	3,022
Iowa Finance Authority Health Facilities
Revenue (Iowa Health System)	5.000%	2/15/15 (12)	2,395	2,601
Iowa Finance Authority Health Facilities
Revenue (Iowa Health System)	5.000%	2/15/16 (12)	1,655	1,805
Iowa Finance Authority Healthcare Revenue
(Genesis Health System)	5.000%	7/1/14	1,065	1,149
Iowa Finance Authority Healthcare Revenue
(Genesis Health System)	5.000%	7/1/16	2,320	2,499
Iowa Higher Education Loan Authority Revenue
Private College Facility (Grinnell College
Project)	4.000%	12/1/17	1,300	1,407
Iowa Student Loan Liquidity Corp. Revenue	5.000%	12/1/15	5,620	6,018
				18,501
Kansas (0.6%)
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/13	32,590	35,959
Kansas Department of Transportation Highway
Revenue VRDO	0.260%	2/7/11	20,000	20,000
Kansas Development Finance Authority
Revenue (Sisters of Charity of Leavenworth
Health System)	5.000%	1/1/15	2,895	3,144
Kansas Development Finance Authority
Revenue (Sisters of Charity of Leavenworth
Health System)	5.000%	1/1/16	5,615	6,109
Kansas Development Finance Authority
Revenue (Sisters of Charity of Leavenworth
Health System)	5.000%	1/1/17	5,670	6,096
Newton KS Hospital Revenue (Newton
Healthcare Corp.) VRDO	0.540%	2/7/11 LOC	4,440	4,440
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/12	1,525	1,615

University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/14	1,000	1,103
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/15	2,000	2,165
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/15	4,000	4,347
				84,978
Kentucky (0.9%)
Kentucky Asset/Liability Commission General
Fund Revenue	5.000%	9/1/12 (14)	13,065	13,909
Kentucky Economic Development Finance
Authority Revenue (Catholic Health Initiatives)
PUT	5.000%	11/11/14	17,000	18,708
Kentucky Property & Building Commission
Revenue	5.250%	10/1/15 (4)	40,000	44,712
Kentucky Property & Building Commission
Revenue	5.250%	10/1/16 (4)	6,000	6,740
Kentucky Property & Building Commission
Revenue	5.000%	11/1/16	5,340	5,957
Louisville & Jefferson County KY Metropolitan
Government Environmental Facilities
Revenue (Louisville Gas & Electric Co.
Project) PUT	5.625%	12/3/12	10,000	10,541
Louisville & Jefferson County KY Metropolitan
Government Pollution Control Revenue
(Louisville Gas & Electric Co. Project) PUT	1.900%	4/2/12	15,000	15,010
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	5.000%	8/1/11	770	781
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	5.000%	8/1/12	810	840
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	5.000%	8/1/13	855	895
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	5.000%	8/1/16	990	1,028
				119,121
Louisiana (0.6%)
Lafayette LA Public Improvement Sales Tax
Revenue	5.000%	3/1/11 (14)	2,085	2,093
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.250%	6/1/14 (2)	5,000	5,328
2 Louisiana Gas & Fuels Tax Revenue TOB
VRDO	0.300%	2/7/11 (4)	15,000	15,000
5 Louisiana Gasoline & Fuel Tax Revenue PUT	1.040%	6/1/13	25,000	25,008
Louisiana GO	5.250%	8/1/16 (14)	5,000	5,646
Louisiana Housing Finance Agency Single
Family Mortgage Revenue (Home Ownership
Program)	5.850%	6/1/38	4,930	5,159
Louisiana Offshore Terminal Authority Deep
Water Port Revenue (LOOP LLC Project) PUT	1.875%	10/1/13	5,000	4,943
Louisiana Offshore Terminal Authority Deep
Water Port Revenue (LOOP LLC Project) PUT	2.100%	10/1/14	3,500	3,429
Louisiana Public Facilities Authority Revenue
(CHRISTUS Health)	5.000%	7/1/15 (4)	1,320	1,409

Louisiana Public Facilities Authority Revenue
(Entergy Gulf States Project)	2.875%	11/1/15	1,750	1,717
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/13	2,675	2,730
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/14	3,950	4,038
				76,500
Maine (0.1%)
Maine GO	5.000%	7/15/12 (2)	8,055	8,569
Maine Municipal Bond Bank Infrastructure
Revenue (Transcap Project)	5.000%	9/1/13	2,090	2,297
Maine Municipal Bond Bank Infrastructure
Revenue (Transcap Project)	5.000%	9/1/16	4,225	4,810
				15,676
Maryland (1.7%)
Maryland Department of Transportation
Revenue	4.000%	5/15/15	6,250	6,821
Maryland Economic Development Corp.
Revenue (Chesapeake Bay Conference
Center Project)	4.750%	12/1/11	250	247
Maryland GO	5.000%	2/1/11	15,000	15,000
Maryland GO	5.000%	3/1/11	10,000	10,039
Maryland GO	5.000%	3/15/11	19,445	19,557
Maryland GO	5.000%	8/1/11	18,200	18,627
Maryland GO	5.000%	3/15/12	20,415	21,462
Maryland GO	5.000%	8/1/14	10,000	11,254
Maryland GO	5.000%	3/1/16	13,720	15,781
Maryland GO	5.000%	11/1/16	15,000	17,408
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	5.000%	5/15/13	3,000	3,234
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/13	2,395	2,555
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/14	3,150	3,402
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/15	5,900	6,413
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System) VRDO	0.310%	2/7/11 LOC	4,200	4,200
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/13	9,085	9,939
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/14	9,615	10,725
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/15	9,995	11,297
Maryland Transportation Authority GAN	5.000%	3/1/12	5,000	5,250
Maryland Transportation Authority GAN	5.000%	3/1/14	8,000	8,907
Montgomery County MD GO	5.000%	5/1/14	12,310	13,780
Washington Suburban Sanitation District
Maryland GO	4.000%	6/1/13	4,200	4,507
Washington Suburban Sanitation District
Maryland GO	4.000%	6/1/14	8,500	9,255

Washington Suburban Sanitation District
Maryland GO	4.000%	6/1/16	2,630	2,903
Washington Suburban Sanitation District
Maryland GO	5.000%	6/1/17	4,000	4,640
				237,203
Massachusetts (3.2%)
Massachusetts Bay Transportation Authority
Revenue Sales Tax	5.000%	7/1/12 (Prere.)	3,395	3,607
2 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.330%	2/7/11	9,955	9,955
2 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.330%	2/7/11	21,640	21,640
2 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.350%	2/7/11	33,270	33,270
2 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.430%	2/7/11	21,250	21,250
Massachusetts Development Finance Agency
Revenue (Boston University)	2.875%	10/1/14	5,000	5,077
Massachusetts Development Finance Agency
Revenue (Boston University)	2.875%	10/1/14	2,500	2,538
2 Massachusetts Development Finance Agency
Revenue (Harvard University) TOB VRDO	0.290%	2/7/11	9,465	9,465
Massachusetts Development Finance Agency
Revenue (Partners Healthcare) PUT	5.000%	1/14/16	6,000	6,556
Massachusetts GO	5.500%	11/1/11 (4)	34,300	35,622
Massachusetts GO	5.000%	8/1/12	4,945	5,270
Massachusetts GO	5.000%	9/1/12	8,000	8,552
Massachusetts GO	5.500%	11/1/12 (4)	9,000	9,759
5 Massachusetts GO	0.530%	12/1/12	15,000	15,018
5 Massachusetts GO	0.670%	2/1/13	35,000	35,019
Massachusetts GO	5.000%	8/1/14	11,965	13,382
Massachusetts GO	5.000%	8/1/14	11,635	13,013
Massachusetts GO	5.000%	11/1/14	2,350	2,642
Massachusetts GO	5.000%	3/1/15 (4)(Prere.)	3,840	4,375
Massachusetts GO	5.000%	8/1/15 (4)	10,000	11,303
2 Massachusetts GO TOB VRDO	0.350%	2/7/11 LOC	12,920	12,920
2 Massachusetts GO TOB VRDO	0.350%	2/7/11 LOC	18,355	18,355
2 Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University) TOB
VRDO	0.290%	2/7/11	7,500	7,500
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.250%	7/1/16	4,090	4,778
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/13	2,000	2,172
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/14	2,945	3,252
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/17	5,000	5,546
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)
PUT	4.100%	4/19/12	8,000	8,264
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	5.000%	7/1/16	2,000	2,231
Massachusetts Port Authority Revenue	5.500%	7/1/16 (4)	6,000	6,806
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/11 (4)	12,000	12,297

Massachusetts Special Obligation Dedicated
Tax Revenue	5.250%	1/1/14 (Prere.)	10,000	11,169
Massachusetts Special Obligation Dedicated
Tax Revenue	5.750%	1/1/14 (Prere.)	4,550	5,147
Massachusetts Special Obligation Revenue	5.500%	6/1/12	10,000	10,643
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/15 (14)	3,000	3,425
2 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.370%	2/7/11 (4)LOC	27,745	27,745
Springfield MA GO	5.000%	8/1/11 (14)	3,500	3,575
University of Massachusetts Building Authority
Revenue	5.000%	11/1/11 (2)	6,905	7,125
University of Massachusetts Building Authority
Revenue	5.000%	11/1/16	7,555	8,623
				428,886
Michigan (2.5%)
Clarkston MI Community School GO	5.000%	5/1/14 (4)	5,180	5,636
Detroit MI City School District GO	5.000%	5/1/11 (3)	3,510	3,542
Detroit MI GO	5.000%	4/1/13 (12)	9,345	9,580
Detroit MI GO	5.000%	4/1/14 (12)	2,735	2,798
Detroit MI Sewer System Revenue PUT	5.500%	1/1/12 (14)	20,000	20,465
Kent Hospital MI Finance Authority Revenue
(Spectrum Health)	5.000%	7/15/11	23,000	23,450
Kent Hospital MI Finance Authority Revenue
(Spectrum Health) PUT	5.000%	1/15/12	25,000	25,895
Michigan (New Center Development Inc.) COP
PUT	5.000%	9/1/11 (14)	33,000	33,478
Michigan Building Authority Revenue	5.000%	10/15/12 (2)	5,615	5,948
Michigan Building Authority Revenue	5.250%	10/15/16 (4)	7,200	7,777
Michigan Building Authority Revenue PUT	5.000%	10/15/11 (2)	12,000	12,295
Michigan Finance Authority State Aid RAN	2.000%	8/19/11	7,500	7,549
Michigan GO	5.000%	9/15/11 (4)	4,755	4,878
Michigan GO	5.000%	5/1/14	12,000	13,080
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group)	5.000%	11/15/17	5,000	5,437
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	5.000%	5/1/12	17,000	17,821
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	2.625%	6/30/14	20,000	20,411
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.500%	11/15/15	2,000	2,167
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.000%	11/15/16	6,140	6,439
Michigan Hospital Finance Authority Revenue
(Trinity Health)	5.000%	12/1/15	1,000	1,102
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	3.550%	10/1/11	6,700	6,839
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/15	2,315	2,615
Michigan State University Revenue	5.000%	8/15/13	6,620	7,255
Michigan State University Revenue	5.000%	2/15/14	5,385	5,948
Michigan State University Revenue	5.000%	8/15/14	7,005	7,810
Michigan State University Revenue	5.000%	2/15/15	3,910	4,377
Michigan State University Revenue	5.000%	8/15/15	1,000	1,128
Michigan State University Revenue	5.000%	2/15/17	6,135	6,970
Michigan Strategic Fund Limited Obligation
Revenue (Detroit Edison Co. Project) PUT	5.500%	8/1/16	7,425	8,055

Michigan Trunk Line Revenue	5.000%	9/1/12 (4)	13,015	13,787
Royal Oak MI Hospital Finance Authority
Hospital Revenue (Beaumont Hospital)	5.250%	8/1/16	5,000	5,262
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/16	2,385	2,499
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/17	2,880	2,984
University of Michigan University Revenue	5.250%	12/1/11	5,000	5,181
University of Michigan University Revenue	5.250%	12/1/12	8,500	9,081
University of Michigan University Revenue	4.000%	4/1/16	10,650	11,589
University of Michigan University Revenue	4.000%	4/1/17	11,385	12,357
				343,485
Minnesota (1.2%)
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/14	1,000	1,057
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/15	1,245	1,319
Minneapolis & St. Paul MN Housing &
RedevelopmentAuthority Health Care System
Revenue (Allina Health System)	5.000%	11/15/15	1,700	1,842
Minneapolis & St. Paul MN Housing &
RedevelopmentAuthority Health Care System
Revenue (Allina Health System)	5.000%	11/15/16	1,900	2,043
Minneapolis & St. Paul MN Housing &
RedevelopmentAuthority Health Care System
Revenue (Children's Hospital Clinics) VRDO	0.310%	2/1/11 (4)	33,000	33,000
Minneapolis MN Health Care System Revenue
(Allina Health System)	5.750%	11/15/12 (Prere.)	39,000	42,557
Minneapolis MN Health Care System Revenue
(Allina Health System)	6.000%	11/15/12 (Prere.)	4,000	4,383
Minnesota GO	4.000%	12/1/13	3,900	4,218
Minnesota GO	5.000%	12/1/13	10,615	11,812
Minnesota GO	5.000%	8/1/14	6,970	7,839
Minnesota GO	5.000%	12/1/14	8,145	9,226
Minnesota GO	5.000%	12/1/15	8,145	9,357
Minnesota GO	5.000%	12/1/16	8,150	9,458
St. Cloud MN Health Care Revenue (Centracare
Health System)	5.000%	5/1/15	1,170	1,271
St. Cloud MN Health Care Revenue (Centracare
Health System)	5.000%	5/1/16	1,250	1,360
St. Cloud MN Health Care Revenue (Centracare
Health System)	5.000%	5/1/17	1,000	1,091
St. Louis Park MN Health Care Facilities
Revenue (Park Nicollet Health Services)	5.500%	7/1/13	7,825	8,357
St. Louis Park MN Health Care Facilities
Revenue (Park Nicollet Health Services)	5.500%	7/1/14	5,250	5,691
University of Minnesota Revenue	5.000%	8/1/17	3,215	3,671
				159,552
Mississippi (0.2%)
Mississippi GO	5.250%	11/1/14	8,970	10,140
Mississippi GO	5.000%	11/1/15 (14)	7,475	8,471
Mississippi Hospital Equipment & Facilities
Authority Revenue (Baptist Health System)	5.000%	8/15/11	1,000	1,017
Mississippi Hospital Equipment & Facilities
Authority Revenue (Baptist Health System)	5.000%	8/15/12	1,000	1,044
Mississippi Hospital Equipment & Facilities
Authority Revenue (Baptist Health System)	5.000%	8/15/15	1,500	1,602

Mississippi Hospital Equipment & Facilities
Authority Revenue (North Mississippi Health
Services)	5.000%	10/1/17	2,500	2,735
				25,009
Missouri (0.5%)
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/13 (Prere.)	15,320	17,029
Kansas City MO Special Obligation Revenue
VRDO	0.290%	2/7/11 LOC	5,900	5,900
Missouri Health & Educational Facilities
Authority Revenue (Ascension Health Credit
Group) PUT	1.250%	5/16/12	10,000	10,064
Missouri Highways & Transportation
Commission Road Revenue	5.000%	2/1/12 (Prere.)	10,000	10,452
Missouri Highways & Transportation
Commission Road Revenue	3.000%	2/1/13	15,645	16,346
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Plum
Point Project)	5.000%	1/1/12 (14)	2,000	2,056
				61,847
Montana (0.1%)
Montana Facility Finance Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/16	5,870	6,468
Montana Facility Finance Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/17	5,305	5,813
				12,281
Nebraska (0.1%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 1)	5.000%	12/1/15	5,000	5,156
2 Nebraska Investment Finance Authority Single
Family Housing Revenue TOB VRDO	0.290%	2/7/11	8,000	8,000
Omaha NE Public Power District Electric
Revenue	5.500%	2/1/14	3,855	4,074
				17,230
Nevada (1.4%)
Clark County NV Airport BAN	5.000%	7/1/12	20,000	20,902
2 Clark County NV GO TOB VRDO	0.290%	2/7/11 LOC	16,920	16,920
Clark County NV Industrial Development
Revenue (Southwest Gas Corp. Project)
VRDO	0.310%	2/7/11 LOC	9,300	9,300
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/13	6,355	6,776
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/14	6,100	6,572
Clark County NV School District GO	5.500%	12/15/11 (4)(Prere.)	5,000	5,224
Clark County NV School District GO	5.000%	6/15/12	10,115	10,605
Clark County NV School District GO	5.000%	6/15/12 (14)	5,380	5,640
Clark County NV School District GO	5.000%	6/15/13 (14)	16,050	17,157
Clark County NV School District GO	5.000%	6/15/14 (14)	9,680	10,472
Clark County NV School District GO	5.000%	6/15/14	4,000	4,327
Clark County NV School District GO	5.000%	6/15/15 (4)	17,760	19,271
Clark County NV School District GO	5.000%	6/15/15 (2)	5,020	5,447

Clark County NV Water Reclamation District GO	5.000%	7/1/11 (14)	6,735	6,864
Henderson NV Health Facility Revenue
(Catholic Healthcare West)	5.000%	7/1/14	8,000	8,470
Nevada GO	5.000%	12/1/12 (4)	11,165	11,999
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	5.000%	12/1/12 (14)	14,495	15,437
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	5.500%	12/1/14 (14)	5,905	6,589
				187,972
New Hampshire (0.2%)
Manchester NH General Airport Revenue	5.000%	1/1/15	1,470	1,552
Manchester NH General Airport Revenue	5.000%	1/1/15	2,475	2,613
New Hampshire GO	5.000%	8/15/16	4,280	4,908
New Hampshire GO	5.000%	8/15/17	3,200	3,675
New Hampshire Health & Education Facilities
Authority Revenue (University System of New
Hampshire)	5.000%	7/1/14	8,430	9,261
				22,009
New Jersey (5.7%)
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.250%	11/1/12 (4)	6,260	6,749
Gloucester County NJ Improvement Authority
Solid Waste Resource Revenue PUT	2.625%	12/3/12	4,625	4,587
New Jersey Building Authority Revenue	5.000%	6/15/11	15,090	15,341
New Jersey Building Authority Revenue	5.000%	6/15/12	11,465	12,090
New Jersey Building Authority Revenue	5.000%	6/15/14	6,790	7,459
New Jersey Building Authority Revenue	5.000%	6/15/15	7,650	8,457
New Jersey COP	5.000%	6/15/16	6,695	7,209
New Jersey Economic Development Authority
Revenue (Montclair Art Museum Project)
VRDO	0.300%	2/7/11 LOC	5,260	5,260
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/13 (ETM)	14,670	15,951
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/13 (2)(Prere.)	25,000	27,600
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/14	14,565	15,720
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/16	37,500	40,810
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/14 (4)	10,000	10,926
New Jersey Economic Development Authority
Revenue (Trustees of the Lawrenceville
School Project) VRD	3.450%	2/1/11	3,000	3,000
New Jersey Economic Development Authority
Revenue(Kapkowski Road Landfill
Improvement District Project (City of
Elizabeth))	6.375%	5/15/14 (Prere.)	30,500	35,420
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/15	2,525	2,641
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/16	2,905	3,022

New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/17	3,525	3,607
New Jersey Economic Development Authority
Transportation Project Sublease Revenue
(New Jersey Transi	5.000%	5/1/14	11,165	12,078
New Jersey Economic Development Authority
Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit
System Project)	5.000%	5/1/15	11,255	12,222
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	6.000%	12/1/14	5,015	5,480
New Jersey Equipment Lease Purchase COP	5.000%	6/15/11	4,000	4,060
New Jersey Equipment Lease Purchase COP	5.000%	6/15/14	7,000	7,537
New Jersey Equipment Lease Purchase COP	5.000%	6/15/15	5,420	5,847
New Jersey GO	5.000%	8/15/16	12,120	13,544
New Jersey GO	5.000%	8/15/17	11,660	12,977
2 New Jersey GO TOB VRDO	0.270%	2/1/11	25,000	25,000
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/12	6,955	7,255
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program	0.280%	2/7/11 LOC	17,400	17,400
2 New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group) TOB VRDO	0.310%	2/7/11 (12)	9,585	9,585
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/13	2,500	2,667
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/14	12,655	13,585
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.500%	12/1/15	15,860	16,729
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/15	2,500	2,692
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/16	3,810	4,093
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/16	9,990	10,689
New Jersey Sports & Exposition Authority
Revenue	5.000%	9/1/14	6,540	7,127
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/11 (14)	30,000	31,221
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/12 (14)	4,200	4,412
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	12/15/12 (4)	8,000	8,698
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/13 (14)	22,680	24,536
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/15 (4)(Prere.)	19,130	21,852
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	7,500	8,027
2 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.290%	2/7/11	3,100	3,100
2 New Jersey Turnpike Authority Revenue TOB
VRDO	0.340%	2/7/11 LOC	8,580	8,580
New Jersey Turnpike Authority Revenue VRDO	0.300%	2/7/11 LOC	27,000	27,000

New Jersey Turnpike Authority Revenue VRDO	0.310%	2/7/11 (4)	36,530	36,530
Newark NJ GO	5.000%	10/1/11 (ETM)	2,000	2,061
Salem County NJ Pollution Control Financing
Authority Revenue (Public Service Electric &
Gas Co. Project) PUT	0.950%	11/1/11	16,500	16,486
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.250%	6/1/11	4,905	4,912
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.250%	6/1/12	5,000	5,025
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/12 (Prere.)	10,200	10,802
Tobacco Settlement Financing Corp. New
Jersey Revenue	6.125%	6/1/12 (Prere.)	14,495	15,567
Tobacco Settlement Financing Corp. New
Jersey Revenue	6.250%	6/1/13 (Prere.)	18,515	20,771
Tobacco Settlement Financing Corp. New
Jersey Revenue	6.750%	6/1/13 (Prere.)	7,815	8,857
Tobacco Settlement Financing Corp. New
Jersey Revenue	7.000%	6/1/13 (Prere.)	17,705	20,163
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/15	2,000	2,015
Tobacco Settlement Financing Corp. New
Jersey Revenue	6.125%	6/1/24 (Prere.)	7,705	7,858
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.750%	6/1/32 (Prere.)	59,165	62,127
Tobacco Settlement Financing Corp. New
Jersey Revenue	6.375%	6/1/32 (Prere.)	10,000	11,072
				778,088
New Mexico (1.1%)
Albuquerque NM GO	5.000%	7/1/12 (2)	11,350	12,057
Farmington NM Pollution Control Revenue (El
Paso Electric Co. Four Corners Project) PUT	4.000%	8/1/12 (3)	8,000	8,046
New Mexico Educational Assistance Foundation
Revenue	4.000%	9/1/16	10,000	10,442
New Mexico Educational Assistance Foundation
Revenue	4.000%	12/1/16	7,000	7,412
New Mexico Educational Assistance Foundation
Revenue	4.000%	12/1/17	5,000	5,214
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/17	9,000	10,302
New Mexico GO	5.000%	3/1/13	8,000	8,694
New Mexico GO	5.000%	3/1/13	10,000	10,867
New Mexico GO	5.000%	3/1/14	9,410	10,470
New Mexico GO	5.000%	3/1/16	19,290	22,041
2 New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) TOB VRDO	0.290%	2/7/11	6,660	6,660
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.300%	2/7/11	28,150	28,150
New Mexico Severance Tax Revenue	5.000%	7/1/11 (2)	2,000	2,039
New Mexico Severance Tax Revenue	5.000%	7/1/11	1,000	1,019
New Mexico Severance Tax Revenue	5.000%	7/1/12	1,550	1,644
New Mexico Severance Tax Revenue	5.000%	7/1/17	6,015	6,863
				151,920

New York (10.4%)
Albany NY Industrial Development Agency Civic
Facility Revenue (Albany Medical Center
Hospital Project) VRDO	0.300%	2/7/11 LOC	4,865	4,865
Battery Park City NY Authority Revenue	5.250%	11/1/16	14,275	15,715
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	5.750%	7/15/16	1,195	1,284
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/14	2,000	2,177
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/15	3,635	3,978
Hempstead NY GO	3.000%	4/15/15	5,260	5,524
Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/11 (4)	16,690	16,659
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/12 (14)	48,900	51,353
Long Island NY Power Authority Electric System
Revenue	5.250%	6/1/13	15,690	16,922
Metropolitan New York Transportation Authority
Revenue	5.000%	11/15/16	6,000	6,570
Metropolitan New York Transportation Authority
Revenue	5.000%	11/15/17	5,000	5,423
2 Metropolitan New York Transportation Authority
Revenue (Dedicated Petroleum Tax) TOB
VRDO	0.290%	2/7/11 (4)	10,980	10,980
2 Metropolitan New York Transportation Authority
Revenue (Dedicated Petroleum Tax) TOB
VRDO	0.290%	2/7/11 (13)	14,605	14,605
Metropolitan New York Transportation Authority
Revenue (Dedicated Petroleum Tax) VRDO	0.320%	2/7/11 (4)	30,000	30,000
Metropolitan New York Transportation Authority
Revenue (Service Contract)	5.500%	7/1/14	15,460	17,212
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.250%	11/15/11	22,080	22,828
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/12	3,500	3,723
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.250%	11/15/12	14,110	15,069
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/13	3,325	3,596
Metropolitan New York Transportation Authority
Revenue (Transit Revenue) PUT	5.000%	11/15/13	10,000	10,829
Metropolitan New York Transportation Authority
Revenue (Transit Revenue) PUT	5.000%	11/15/14	52,980	57,948
2 Metropolitan New York Transportation Authority
Revenue TOB VRDO	0.310%	2/7/11 (4)	11,510	11,510
2 Metropolitan New York Transportation Authority
Revenue TOB VRDO	0.350%	2/7/11 LOC	10,585	10,585
New York City NY Cultural Resources Revenue
(Julliard School) PUT	2.750%	7/1/12	8,000	8,179
New York City NY GO	5.000%	3/1/11	6,000	6,023
New York City NY GO	5.000%	8/1/11	5,000	5,113
New York City NY GO	5.000%	8/1/12	8,000	8,505
New York City NY GO	5.000%	8/1/12	8,450	8,984
New York City NY GO	5.250%	8/1/12	4,085	4,141
New York City NY GO	5.000%	8/15/13	1,690	1,850

New York City NY GO	5.000%	8/1/14	25,000	27,745
New York City NY GO	5.750%	8/1/14 (2)	7,785	8,284
New York City NY GO	5.000%	8/15/14	12,890	14,318
New York City NY GO	5.000%	9/1/14	16,860	18,746
New York City NY GO	5.000%	8/1/15	26,260	29,313
New York City NY GO	5.000%	8/1/15	7,885	8,606
New York City NY GO	5.000%	8/1/15	10,815	12,072
New York City NY GO	5.000%	8/15/15	17,910	20,006
New York City NY GO	5.000%	9/1/15	21,325	23,838
New York City NY GO	5.000%	2/1/16	1,000	1,114
New York City NY GO	5.000%	3/1/16	10,795	12,036
New York City NY GO	5.000%	3/1/16	2,500	2,787
New York City NY GO	5.000%	4/1/16	3,500	3,906
New York City NY GO	5.000%	8/1/16	1,000	1,121
New York City NY GO	5.000%	8/1/16	1,000	1,121
New York City NY GO	5.000%	8/1/16	27,500	30,814
New York City NY GO	5.000%	8/1/17	9,750	10,884
New York City NY GO	5.000%	8/1/17	6,470	7,223
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/12	6,665	6,910
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/17	6,000	6,585
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	5/1/12	5,000	5,213
New York City NY Housing Development Corp.
Revenue (Capital Fund Program)	5.000%	7/1/12 (14)	5,000	5,263
New York City NY Industrial Development
Agency Civic Facility Revenue (USTA
National Tennis Center)	5.000%	11/15/13 (4)	4,435	4,878
2 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.290%	2/7/11	8,000	8,000
2 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.350%	2/7/11	8,400	8,400
2 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.350%	2/7/11	20,855	20,855
2 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.300%	2/7/11 (4)	14,000	14,000
New York City NY Transitional Finance Authority
Future Tax Revenue	0.000%	2/1/11	37,600	37,600
New York City NY Transitional Finance Authority
Future Tax Revenue	0.000%	11/1/11	24,375	25,173
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/11	14,370	14,864
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/13	12,320	13,607
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/14	5,610	6,293
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16	43,485	49,529
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16	10,000	11,390
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/17	6,240	6,894
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/16	2,270	2,426

New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	4.000%	7/1/11	500	506
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/16	1,260	1,368
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/17	1,750	1,888
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/11	1,000	1,013
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/12	1,000	1,034
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/12	5,250	5,671
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/13	3,450	3,738
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/14	3,760	4,163
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/15	3,935	4,426
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/17	16,250	18,361
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/17	6,000	6,780
2 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.290%	2/7/11	6,800	6,800
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/16	8,500	9,411
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/17	10,510	11,597
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.500%	5/15/13 (14)	20,350	21,315
New York State Dormitory Authority Revenue
(State University Educational Facilities) PUT	5.250%	5/15/12 (2)	12,560	13,188
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project) ARS	0.720%	2/7/11 (14)	14,650	13,820
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project) PUT	3.000%	6/3/13	7,500	7,518
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project) PUT	3.000%	6/3/13	8,500	8,521
New York State Energy Research &
Development Authority Pollution Control
Revenue (Rochester Gas & Electric Corp.
Project) PUT	4.750%	7/1/16 (14)	2,250	2,324
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water RevolvingFunds)	5.250%	7/15/14	2,160	2,436
New York State Municipal Bond Bank Agency
Special School Purpose Revenue	5.500%	12/1/15	5,410	5,789
New York State Municipal Bond Bank Agency
Special School Purpose Revenue	5.250%	6/1/18	7,000	7,425

New York State Municipal Bond Bank Agency
Special School Purpose Revenue	5.250%	12/1/18	8,415	8,926
New York State Thruway Authority Revenue	4.000%	7/15/11	35,000	35,555
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.250%	10/1/11 (Prere.)	7,500	7,745
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/13 (14)	15,000	16,188
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/17	18,145	20,277
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/16	6,620	7,499
New York State Thruway Authority Revenue
(Service Contract)	5.500%	4/1/13	5,500	5,792
New York State Thruway Authority Revenue
(Service Contract)	5.000%	4/1/16	40,000	44,879
New York State Urban Development Corp.
Revenue	5.000%	1/1/15	5,000	5,503
New York State Urban Development Corp.
Revenue	5.250%	1/1/17	8,000	9,020
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/15	6,685	7,602
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/16	20,000	22,842
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/18	20,000	22,525
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/12	6,500	6,753
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/15	27,950	30,761
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/16	25,000	27,752
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/16	3,340	3,701
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/16	19,295	21,381
Tobacco Settlement Financing Corp. New York
Revenue	4.000%	6/1/12	10,000	10,413
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/12	7,000	7,382
Tobacco Settlement Financing Corp. New York
Revenue	5.500%	6/1/17	14,950	15,143
Tobacco Settlement Financing Corp. New York
Revenue	5.500%	6/1/18	20,000	20,975
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/14 (ETM)	2,045	2,270
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/14	11,690	13,122
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/16	8,170	8,394
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/17	8,600	8,728
				1,414,184
North Carolina (2.6%)
Cabarrus NC COP	5.000%	1/1/14	2,500	2,732
Cabarrus NC COP	5.000%	1/1/16	4,555	5,070
Charlotte NC Airport Revenue	5.000%	7/1/14	4,000	4,400
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/13	1,420	1,557

Charlotte NC Water & Sewer System Revenue	4.000%	7/1/16	1,280	1,406
Durham NC COP	5.000%	6/1/11	1,080	1,097
Durham NC COP	5.000%	6/1/13	1,000	1,088
Fayetteville NC Public Works Commission
Revenue	5.000%	3/1/17	5,000	5,695
Guilford County NC GO	5.000%	8/1/15	8,250	9,403
Guilford County NC GO	5.000%	8/1/16	5,000	5,762
Guilford County NC GO	5.000%	8/1/17	5,000	5,779
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project) VRDO	0.330%	2/7/11 (4)	11,600	11,600
North Carolina Capital Facilities Finance Agency
Solid Waste Disposal Revenue Bonds
(Republic Services, Inc.) PUT	2.100%	3/1/11	32,500	32,504
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/16	7,000	7,622
North Carolina Eastern Municipal Power Agency
Revenue	5.500%	1/1/12	9,000	9,331
North Carolina Eastern Municipal Power Agency
Revenue	5.375%	1/1/13	5,000	5,327
North Carolina Eastern Municipal Power Agency
Revenue	5.000%	1/1/14	5,000	5,398
North Carolina Eastern Municipal Power Agency
Revenue	5.500%	1/1/14	6,000	6,551
North Carolina Eastern Municipal Power Agency
Revenue	5.000%	1/1/15	20,000	21,753
North Carolina Eastern Municipal Power Agency
Revenue	5.000%	1/1/15	3,465	3,769
North Carolina Eastern Municipal Power Agency
Revenue	5.000%	1/1/16	3,000	3,267
North Carolina Eastern Municipal Power Agency
Revenue	5.000%	1/1/16	2,725	2,967
North Carolina Eastern Municipal Power Agency
Revenue	5.000%	1/1/17	2,500	2,700
North Carolina GO	5.000%	3/1/12	13,980	14,674
North Carolina GO	5.000%	3/1/14	23,160	25,831
North Carolina Medical Care Commission Health
Care Facilities Revenue (Duke University
Health System) VRDO	0.320%	2/7/11	47,500	47,500
North Carolina Medical Care Commission Health
Care Facilities Revenue (Novant Health
Obligated Group)	5.000%	11/1/14	2,775	2,987
North Carolina Medical Care Commission Health
Care Facilities Revenue (Novant Health
Obligated Group)	5.000%	11/1/15 (4)	7,370	7,810
North Carolina Medical Care Commission
Hospital Revenue (CaroMont Health) VRDO	0.320%	2/7/11 LOC	4,995	4,995
North Carolina Medical Care Commission
Hospital Revenue (Moses Cone Health
System) VRDO	0.290%	2/7/11	8,800	8,800
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/16	1,705	1,896
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/17	5,000	5,518
North Carolina Municipal Power Agency
Revenue	5.500%	1/1/13 (ETM)	1,340	1,459

North Carolina Municipal Power Agency
Revenue	5.500%	1/1/13	2,835	3,059
Raleigh NC GO	5.000%	12/1/16	2,470	2,869
Raleigh NC GO	5.000%	12/1/16	2,605	3,026
Wake County NC GO	4.000%	2/1/14	15,000	16,256
Wake County NC Public Improvement GO	5.000%	3/1/13	16,000	17,405
Wake County NC Public Improvement GO	5.000%	3/1/14	23,000	25,653
Wake County NC Public Improvement GO	5.000%	3/1/16	5,000	5,751
				352,267
Ohio (4.3%)
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	9/1/14	20,120	21,953
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	9/1/15	10,170	11,091
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	9/1/16	11,830	12,929
American Municipal Power Ohio Inc. Revenue
(Electricity Purchase)	5.000%	2/1/13	10,000	10,541
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/17	6,000	6,487
Avon OH Local School District GO	5.250%	12/1/13 (Prere.)	2,400	2,693
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.000%	6/1/11	5,000	5,019
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.000%	6/1/12	1,480	1,502
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.000%	6/1/14	5,495	5,577
Chillicothe OH City School District GO	5.250%	12/1/14 (Prere.)	1,745	2,012
Cincinnati OH City School District GO	5.375%	12/1/11 (Prere.)	3,350	3,487
Cincinnati OH City School District GO	5.000%	12/1/12 (4)	1,140	1,225
Cincinnati OH City School District GO	5.000%	12/1/13 (4)	2,000	2,206
Cincinnati OH City School District GO	5.000%	12/1/13 (4)(Prere.)	5,525	6,142
2 Cincinnati OH City School District GO TOB
VRDO	0.430%	2/7/11 LOC	5,635	5,635
Cincinnati OH Water System Revenue	5.500%	6/1/11 (Prere.)	2,000	2,034
Cleveland OH Airport System Revenue	5.000%	1/1/14	7,575	8,115
Cleveland OH GO	5.500%	12/1/11 (14)	1,340	1,359
Cleveland OH GO	5.250%	8/1/13 (3)(Prere.)	2,400	2,661
Cleveland OH Income Tax Revenue (Police &
Fire Pension Payment)	5.000%	5/15/17	1,190	1,306
2 Cleveland OH Water Works Revenue TOB
VRDO	0.290%	2/7/11	4,700	4,700
Columbus OH City School District School
Facilities Construction & Improvement GO	5.250%	12/1/14 (4)(Prere.)	2,070	2,371
Columbus OH City School District School
Facilities Construction & Improvement GO	5.250%	12/1/14 (4)(Prere.)	2,390	2,738
Columbus OH GO	5.000%	6/15/12	7,955	8,439
Columbus OH GO	5.000%	9/1/12	5,600	5,988
Columbus OH GO	5.000%	9/1/13	5,600	6,173
Columbus OH GO	5.000%	9/1/13	10,430	11,498
Columbus OH GO	5.000%	12/15/13	5,000	5,559
Columbus OH GO	5.000%	9/1/16	9,225	10,594
Franklin County OH Hospital Facilities Revenue
(US Health Corp. of Columbus) VRDO	0.260%	2/7/11 LOC	2,090	2,090
Hamilton County OH Convention Center
Facilities Authority Revenue	5.250%	6/1/14 (3)(Prere.)	1,270	1,443
Hamilton County OH Sewer System Revenue	5.000%	12/1/13 (14)	4,450	4,934

Hilliard OH School District GO	0.000%	12/1/14 (14)	2,720	2,506
Hilliard OH School District GO	0.000%	12/1/15 (14)	3,720	3,319
Jackson OH Local School District Stark &
Summit Counties GO	5.250%	6/1/14 (Prere.)	4,350	4,943
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/14 (4)	4,500	4,841
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/14 (4)	4,500	4,841
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/15 (4)	5,200	5,618
2 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.390%	2/7/11 (4)	7,715	7,715
Marysville OH Exempt Village School District
COP	5.250%	6/1/15 (Prere.)	3,000	3,465
Montgomery County OH Revenue (Catholic
Health Initiatives)	5.500%	9/1/11 (Prere.)	3,270	3,366
Montgomery County OH Revenue (Catholic
Health Initiatives) PUT	4.100%	11/10/11	12,000	12,336
Montgomery County OH Revenue (Catholic
Health Initiatives) PUT	5.000%	11/12/13	6,000	6,522
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project)	5.700%	2/1/14	4,000	4,324
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project) PUT	5.250%	3/1/11	5,000	5,015
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project) PUT	3.375%	7/1/15	5,000	4,855
Ohio Air Quality Development Authority
Revenue (Columbus Southern Power Co.
Project) PUT	3.875%	6/1/14	3,500	3,529
Ohio Air Quality Development Authority
Revenue (Ohio Power Co. Project) PUT	3.250%	6/2/14	5,000	5,012
Ohio Building Authority Revenue (Administration
Building Fund)	5.250%	10/1/15 (14)	11,780	13,298
Ohio Building Authority Revenue (Adult
Correctional Building)	5.000%	10/1/11 (14)	5,000	5,151
Ohio Building Authority Revenue (Adult
Correctional Building)	5.000%	4/1/12 (4)	3,055	3,203
Ohio Building Authority Revenue (Adult
Correctional Building)	5.250%	4/1/14	12,000	13,284
Ohio Building Authority Revenue (Adult
Correctional Building)	5.000%	10/1/15	1,200	1,341
Ohio Building Authority Revenue (Adult
Correctional Building)	5.250%	10/1/16 (14)	14,830	16,867
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/13	1,105	1,209
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/13	1,520	1,663
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/13	1,050	1,149
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/14	1,165	1,292
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/14	2,300	2,551
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/15	1,225	1,369

Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/15	2,420	2,705
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/16	1,285	1,445
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/16	2,540	2,856
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/16	1,650	1,855
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/17	2,670	2,992
Ohio Conservation Projects GO	5.000%	8/1/16	20,425	23,274
Ohio Department of Administrative Services
(Administrative Knowledge System Project)
COP	5.000%	9/1/11 (14)	3,800	3,895
Ohio GO	5.000%	9/15/14	10,000	11,187
Ohio GO	5.000%	9/15/14	5,920	6,620
Ohio GO	5.000%	9/15/15	5,000	5,657
Ohio GO	5.000%	9/15/16	10,000	11,409
Ohio Higher Education Capital Facilities
Revenue	5.000%	8/1/11	6,110	6,251
Ohio Higher Education Capital Facilities
Revenue	5.250%	12/1/11	6,115	6,366
Ohio Higher Education GO	5.250%	11/1/11	5,000	5,183
Ohio Higher Education GO	5.250%	12/1/11 (14)	4,500	4,682
Ohio Higher Education GO	5.000%	8/1/12	6,525	6,946
Ohio Higher Education GO	5.000%	11/1/14	4,250	4,774
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.500%	10/1/12 (Prere.)	5,000	5,397
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.000%	12/1/13 (Prere.)	3,885	4,313
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) VRDO	0.280%	2/7/11 LOC	5,000	5,000
Ohio Higher Educational Facility Commission
Revenue (Ohio Northern University Project)
VRDO	0.360%	2/7/11 LOC	4,720	4,720
Ohio Highway Capital Improvements GO	5.000%	5/1/11	2,800	2,833
Ohio Highway Capital Improvements GO	5.000%	5/1/12	6,280	6,631
Ohio Highway Capital Improvements GO	5.250%	5/1/12	6,805	7,211
Ohio Highway Capital Improvements GO	5.000%	5/1/13	6,300	6,874
2 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.270%	2/1/11	1,025	1,025
2 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.290%	2/7/11	3,700	3,700
Ohio Infrastructure Improvement GO	5.000%	9/1/14	6,055	6,768
Ohio Infrastructure Improvement GO	5.000%	9/1/15	8,600	9,724
Ohio Infrastructure Improvement GO	5.000%	9/1/16	3,210	3,661
Ohio State University General Receipts
Revenue	5.000%	12/1/13	6,000	6,629
Ohio State University General Receipts
Revenue	5.000%	12/1/14	3,000	3,359
Ohio State University General Receipts
Revenue	5.000%	12/1/16	3,515	3,999
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/11 (Prere.)	3,150	3,156
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/11 (Prere.)	2,235	2,240
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/15	3,500	3,880

Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	5.000%	6/1/17	4,000	4,570
Ohio Water Development Authority Fresh Water
Revenue	5.000%	12/1/13	4,000	4,431
Ohio Water Development Authority Fresh Water
Revenue	5.000%	6/1/14 (Prere.)	6,300	7,067
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/11	4,030	4,185
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/13	7,000	7,644
Olentangy OH Local School District GO	5.000%	6/1/16 (4)(Prere.)	1,235	1,422
Olentangy OH Local School District School
Facilities Construction & Improvement GO	5.500%	6/1/14 (Prere.)	1,300	1,482
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/12	2,625	2,702
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/13	2,760	2,888
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/14	2,895	3,055
University of Cincinnati Ohio General Receipts
Revenue	5.750%	6/1/11 (Prere.)	2,500	2,570
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/14	6,145	6,676
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/15	1,435	1,566
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/16	3,430	3,759
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/17	1,855	2,025
Westerville OH City School District GO	5.500%	6/1/11 (Prere.)	2,000	2,034
				582,378
Oklahoma (0.8%)
Grand River Dam Authority Oklahoma Revenue	6.250%	6/1/11 (2)	10,000	10,172
Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/12 (4)	3,500	3,695
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	9/1/15 (14)	9,035	9,897
Oklahoma Development Finance Authority
Health System Revenue (Integris Baptist)	5.000%	8/15/13	2,000	2,148
Oklahoma Development Finance Authority
Health System Revenue (Integris Baptist)	5.000%	8/15/14	4,900	5,342
Oklahoma Development Finance Authority
Health System Revenue (Integris Baptist)	5.000%	8/15/15	4,670	5,091
Oklahoma Development Finance Authority
Health System Revenue (Integris Baptist)
VRDO	0.290%	2/1/11 (12)	16,900	16,900
Oklahoma Development Finance Authority
Health System Revenue (Integris Baptist)
VRDO	0.300%	2/7/11 (12)	16,600	16,600
Oklahoma Development Finance Authority
Pollution Control Revenue (Public Service Co.
Project)	5.250%	6/1/14	3,300	3,503
5 Oklahoma Municipal Power Authority Power
Supply System Revenue PUT	1.040%	8/1/13	6,380	6,316
Oklahoma Turnpike Authority Revenue VRDO	0.270%	2/1/11	900	900
Oklahoma Water Resource Board Revenue	5.000%	4/1/15	8,640	9,519
Tulsa County OK Industrial Authority Capital
Improvements Revenue	5.000%	5/15/11	10,000	10,129

Tulsa County OK Industrial Authority Capital
Improvements Revenue	5.000%	5/15/11 (4)	5,300	5,371
				105,583
Oregon (0.3%)
Oregon Department Administrative Services
COP	5.250%	11/1/11 (14)	12,090	12,527
Oregon Department Administrative Services
COP	5.000%	5/1/14	3,750	4,140
Oregon Department Administrative Services
COP	5.000%	5/1/15	4,160	4,643
Oregon Department Administrative Services
COP	5.000%	5/1/16	3,105	3,492
Oregon Department Administrative Services
Lottery Revenue	5.000%	4/1/16	2,185	2,479
Oregon Department Transportation Highway
Usertax Revenue	5.000%	11/15/14	5,880	6,610
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/1/14	1,000	1,099
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	3/15/15	1,500	1,607
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/1/15	1,000	1,114
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	3/15/16	1,700	1,809
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/1/16	2,000	2,222
Tri-County Metropolitan Transportation District
Oregon (Payroll Tax & Grant Project)	5.000%	5/1/12 (14)	5,000	5,258
				47,000
Pennsylvania (8.3%)
Adams County PA GO	5.300%	5/15/11 (Prere.)	10,240	10,383
Allegheny County PA GO	5.000%	11/1/13	3,560	3,867
Allegheny County PA GO	5.000%	11/1/14	2,895	3,180
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	9/1/14	36,000	39,580
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/16	17,175	18,934
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/17	22,750	24,929
5 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) PUT	1.340%	8/1/13	10,000	9,875
Central Bucks PA School District GO	5.500%	5/15/12 (Prere.)	5,540	5,893
Chester County PA GO	5.000%	5/15/15 (Prere.)	13,355	15,265
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.000%	1/1/14	1,320	1,368
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.000%	1/1/16	2,700	2,789
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/12	2,970	3,054
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/14	1,165	1,195

Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/14	3,280	3,366
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/15	1,140	1,165
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/15	3,440	3,516
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/16	1,175	1,186
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/16	3,510	3,544
Delaware County PA Industrial Development
Authority Pollution Control Revenue (PECO
Energy Co. Proje	4.000%	12/1/12	17,000	17,659
Delaware County PA Industrial Development
Authority Resource Recovery Facility
Revenue (General Elec	0.250%	2/7/11	1,200	1,200
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.320%	2/7/11	11,360	11,360
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System) VRDO	2.962%	2/1/11	6,600	6,600
Lancaster County PA Convention Center
Authority Revenue (Hotel Room Rental Tax)
VRDO	0.290%	2/7/11 LOC	10,320	10,320
Lancaster County PA Hospital Authority
Revenue (Lancaster General Hospital)	5.750%	9/15/13 (Prere.)	4,560	5,091
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network) VRDO	0.270%	2/1/11 (12)	16,100	16,100
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/15	4,120	4,405
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/16	10,510	11,107
Montgomery County PA Industrial Development
Authority Retirement Community Revenue
(ACTS Retirement- Life Communities
Obligated Group)	5.000%	11/15/11	2,500	2,558
Montgomery County PA Industrial Development
Authority Retirement Community Revenue
(ACTS Retirement- Life Communities
Obligated Group)	5.000%	11/15/13	1,500	1,581
Montgomery County PA Industrial Development
Authority Retirement Community Revenue
(ACTS Retirement- Life Communities
Obligated Group)	5.000%	11/15/13	5,675	5,983
Montgomery County PA Industrial Development
Authority Retirement Community Revenue
(ACTS Retirement- Life Communities
Obligated Group)	5.000%	11/15/14	1,570	1,665
Montgomery County PA Industrial Development
Authority Retirement Community Revenue
(ACTS Retirement- Life Communities
Obligated Group)	5.250%	11/15/15	1,120	1,195
Mount Lebanon PA School District GO	5.000%	2/15/13 (Prere.)	5,000	5,424
North Hills PA School District GO	5.250%	12/15/15 (Prere.)	5,030	5,846

Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	0.310%	2/7/11	9,400	9,400
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	0.310%	2/7/11	9,750	9,750
Pennsylvania Convention Center Authority
Revenue	6.700%	9/1/16 (ETM)	20,020	22,913
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply L	3.000%	9/1/15	8,250	8,046
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply L	3.000%	9/1/15	5,000	4,916
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply L	3.000%	9/1/15	4,250	4,178
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PSEG
Power LLC Proj	0.310%	2/7/11 LOC	16,500	16,500
Pennsylvania Economic Development Financing
Authority Health System Revenue (Jefferson
Health System) VRDO	0.360%	2/7/11	11,200	11,200
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project)	2.750%	9/1/13	5,500	5,449
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT 2.625%		12/3/12	11,375	11,437
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT 3.700%		5/1/15	7,000	6,900
Pennsylvania GO	5.500%	2/1/12	20,950	22,012
Pennsylvania GO	5.000%	8/1/12	20,705	22,064
Pennsylvania GO	5.500%	1/1/13	10,000	10,894
Pennsylvania GO	5.000%	2/15/14	6,000	6,660
Pennsylvania GO	5.000%	4/15/14	16,300	18,155
Pennsylvania GO	5.000%	7/1/14	27,300	30,528
Pennsylvania GO	4.000%	7/15/14	15,070	16,361
Pennsylvania GO	5.000%	9/1/14 (4)	46,600	52,245
Pennsylvania GO	5.000%	3/1/15	22,065	24,877
Pennsylvania GO	5.250%	7/1/15	28,630	32,753
Pennsylvania GO	5.000%	2/15/16	12,105	13,791
Pennsylvania GO	5.000%	7/1/16	5,355	6,131
Pennsylvania GO	5.000%	7/1/17	4,155	4,767
Pennsylvania GO	5.000%	7/15/17	15,005	17,220
2 Pennsylvania GO TOB VRDO	0.290%	2/7/11	17,000	17,000
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System) 5.000%		8/15/11 (2)	4,000	4,093
2 Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylv	0.290%	2/7/11	4,740	4,740
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/14 (2)	9,610	10,536
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/16	3,735	4,117

Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/17	9,740	10,673
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.000%	7/1/13	5,630	6,079
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/16 (2)	14,290	14,976
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program)	5.000%	6/15/16	3,000	3,381
Pennsylvania Turnpike Commission Registration
Fee Revenue VRDO	0.300%	2/7/11 (4)	11,000	11,000
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/11 (14)	3,000	3,045
Pennsylvania Turnpike Commission Revenue	5.375%	7/15/11 (Prere.)	7,550	7,799
Pennsylvania Turnpike Commission Revenue	5.375%	7/15/11 (Prere.)	6,370	6,580
Pennsylvania Turnpike Commission Revenue	5.500%	7/15/11 (Prere.)	12,010	12,412
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/15	5,500	5,977
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/15 (12)	1,055	1,164
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/16	6,680	7,287
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/16 (12)	5,170	5,736
Pennsylvania Turnpike Commission Revenue
VRDO	0.290%	2/7/11	9,693	9,693
Pennsylvania Turnpike Commission Revenue
VRDO	0.300%	2/7/11 (4)	10,000	10,000
Pennsylvania Turnpike Commission Revenue
VRDO	0.320%	2/7/11	24,908	24,907
Philadelphia PA Airport Parking Authority
Revenue	5.000%	9/1/14	2,355	2,550
Philadelphia PA Airport Parking Authority
Revenue	5.000%	9/1/15	4,570	4,959
Philadelphia PA Authority Industrial
Development Revenue (Girard Estate
Aramark Project) VRDO	0.290%	2/7/11 LOC	10,000	10,000
Philadelphia PA Gas Works Revenue	4.000%	8/1/11	1,360	1,375
Philadelphia PA Gas Works Revenue	5.500%	8/1/11 (4)(Prere.)	3,315	3,398
Philadelphia PA Gas Works Revenue	5.000%	8/1/13	3,260	3,471
Philadelphia PA GO	5.000%	8/1/11 (11)	5,495	5,586
Philadelphia PA GO	5.000%	8/1/13 (4)	19,000	20,460
Philadelphia PA GO	5.125%	8/1/13 (11)	6,050	6,411
Philadelphia PA GO	5.000%	8/1/14 (4)	20,385	22,229
Philadelphia PA Industrial Development
Authority Lease Revenue VRDO	0.260%	2/7/11 LOC	24,105	24,105
Philadelphia PA School District GO	5.500%	8/1/11 (4)	5,100	5,221
Philadelphia PA School District GO	5.500%	2/1/12 (4)(Prere.)	6,200	6,511
Philadelphia PA School District GO	5.625%	8/1/12 (3)(Prere.)	10,235	11,005
Philadelphia PA Water & Waste Water Revenue	7.000%	6/15/11	28,500	29,118
Philadelphia PA Water & Waste Water Revenue	5.250%	12/15/14 (2)	7,100	7,746
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/15 (2)	1,500	1,620
Philadelphia PA Water & Waste Water Revenue	5.000%	6/15/16	20,000	21,618
2 Philadelphia PA Water & Waste Water Revenue
TOB VRDO	0.290%	2/7/11 (4)	3,350	3,350
Pittsburgh PA GO	5.500%	3/1/12 (Prere.)	5,330	5,619
Sayre PA Health Care Facilities Authority
Revenue (Guthrie Health Care System)	5.875%	12/1/11 (Prere.)	9,660	10,188
Sayre PA Health Care Facilities Authority
Revenue (Guthrie Health Care System)	6.250%	12/1/11 (Prere.)	4,915	5,199
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.250%	6/1/13	6,265	6,738

Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.250%	6/1/14	5,470	5,968
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.500%	6/1/15	5,000	5,535
St. Mary's Hospital Authority Bucks County PA
Revenue (Catholic Health Initiatives) VRDO	0.320%	2/7/11	10,000	10,000
State Public School Building Authority
Pennsylvania School Revenue (Daniel Boone
School District Project)	5.000%	4/1/13 (Prere.)	10,000	10,864
State Public School Building Authority
Pennsylvania School Revenue (Philadelphia
School District Project)	5.000%	6/1/13 (4)(Prere.)	30,800	33,681
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	4.000%	7/1/15	1,440	1,476
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.000%	7/1/16	2,010	2,118
				1,119,644
Puerto Rico (0.9%)
Puerto Rico Convention Center District Authority
Hotel Occupancy Tax Revenue	5.000%	7/1/11	2,650	2,690
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/12	4,510	4,722
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/13	4,000	4,271
Puerto Rico GO PUT	5.000%	7/1/12	16,000	16,463
Puerto Rico Infrastructure Financing Authority
Special Tax Revenue	5.500%	7/1/11 (2)	5,550	5,628
Puerto Rico Infrastructure Financing Authority
Special Tax Revenue	5.500%	7/1/12 (2)	3,000	3,127
Puerto Rico Municipal Finance Agency GO	5.000%	8/1/11	7,000	7,133
Puerto Rico Public Finance Corp. Revenue PUT	5.750%	2/1/12 LOC	23,265	23,719
Puerto Rico Sales Tax Financing Corp. Revenue
PUT	5.000%	8/1/11 (Prere.)	50,000	51,159
				118,912
Rhode Island (0.0%)
Rhode Island & Providence Plantations GO	5.000%	11/15/16 (14)	2,000	2,256

South Carolina (1.4%)
2 Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project) TOB
VRDO	0.300%	2/7/11	24,750	24,750
Charleston SC Waterworks & Sewer Capital
Improvement Revenue VRDO	0.300%	2/7/11	1,900	1,900
Greenville County SC Hospital Revenue
(Greenville Hospital System)	5.000%	5/1/13	8,575	9,140
Greenville County SC Hospital Revenue
(Greenville Hospital System)	5.000%	5/1/14	9,355	10,147
Greenville County SC Hospital Revenue
(Greenville Hospital System)	5.000%	5/1/15	7,380	8,019
Greenville County SC School District GO	5.500%	12/1/16	13,450	15,194
2 Greenville County SC School District Installment
Revenue TOB VRDO	0.280%	2/7/11 (12)	7,440	7,440
2 Greenwood SC Metropolitan Sewer System
Revenue TOB VRDO	0.360%	2/7/11 (4)	5,625	5,625
2 Greer SC Combined Utility System Revenue
TOB VRDO	0.290%	2/7/11 (13	9,685	9,685

Oconee County SC Pollution Control Facilities
Revenue (Duke Energy Carolinas Project)	3.600%	2/1/17	15,000	15,133
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/16	8,000	8,707
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/17	7,225	7,816
South Carolina Educational Facilities Authority
for Private Nonprofit Institutions Revenue
(Converse College) VRDO	0.290%	2/7/11 LOC	5,120	5,120
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/16	2,000	2,158
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/17	2,320	2,472
South Carolina Ports Authority Revenue	5.000%	7/1/17	1,535	1,661
South Carolina Public Service Authority
Revenue	5.000%	1/1/16	5,000	5,654
South Carolina Public Service Authority
Revenue	5.000%	1/1/17	2,000	2,272
South Carolina Transportation Infrastructure
Revenue	5.100%	10/1/11 (Prere.)	10,000	10,306
South Carolina Transportation Infrastructure
Revenue	5.250%	10/1/15 (2)	4,295	4,739
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/16	17,940	19,654
Spartanburg County SC Regional Health
Services District Revenue VRDO	0.310%	2/7/11 (12)	13,000	13,000
Tobacco Settlement Revenue (Authority of
South Carolina Tobacco Settlement)	5.000%	6/1/18	3,315	3,321
				193,913
South Dakota (0.0%)
South Dakota Building Authority Revenue	5.000%	12/1/11 (2)	1,000	1,038
South Dakota Building Authority Revenue	5.000%	12/1/12 (2)	3,005	3,231
				4,269
Tennessee (2.3%)
Blount County TN Public Building Authority
Revenue (Local Government Public
Improvement)	5.000%	6/1/11	10,000	10,152
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.250%	4/1/14	1,500	1,608
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.250%	4/1/15	1,390	1,499
Memphis TN Electric System Revenue	5.000%	12/1/11 (14)	17,000	17,642
Memphis TN Electric System Revenue	5.000%	12/1/16	44,095	50,263
Memphis TN Electric System Revenue	5.000%	12/1/17	12,500	14,200
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.500%	5/15/14 (13)	6,345	7,150
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.500%	5/15/16 (13)	5,675	6,579
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/17	10,000	11,506
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University)	5.000%	10/1/14	15,000	16,863

Montgomery County TN Public Building
Authority Pooled Financial Revenue
(Tennessee County Loan Pool) VRDO	0.300%	2/1/11 LOC	9,300	9,300
Murfreesboro TN GO	5.000%	6/1/14	3,900	4,345
Shelby County TN GO	5.000%	4/1/13	4,000	4,353
Shelby County TN GO	5.000%	4/1/14	1,000	1,113
Shelby County TN Health Educational &
Housing Facility Board Revenue (Baptist
Memorial Health Care)	5.000%	9/1/16	6,925	7,602
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare)	5.000%	6/1/13	4,500	4,746
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare) VRDO	0.280%	2/7/11 (12)	56,000	56,000
Shelby County TN Health Educational &
Housing Facility Board Revenue (St. Jude
Children's Research Hospital)	5.000%	7/1/11	2,230	2,273
Shelby County TN Health Educational &
Housing Facility Board Revenue (St. Jude
Children's Research Hospital)	5.000%	7/1/12	2,300	2,434
Shelby County TN Health Educational &
Housing Facility Board Revenue (St. Jude
Children's Research Hospital)	5.000%	7/1/13	3,600	3,921
Shelby County TN Health Educational &
Housing Facility Board Revenue (St. Jude
Children's Research Hospital)	5.000%	7/1/14	4,805	5,319
Shelby County TN Health Educational &
Housing Facility Board Revenue (St. Jude
Children's Research Hospital)	5.000%	7/1/15	5,390	6,024
Shelby County TN Health Educational &
Housing Facility Board Revenue (St. Jude
Children's Research Hospital)	5.000%	7/1/16	2,500	2,815
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	9/1/11	5,000	5,098
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	9/1/12	10,000	10,407
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	9/1/13	28,000	29,357
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	9/1/16	9,000	9,081
Tennessee GO	5.000%	5/1/14	2,825	3,160
Tennessee GO	5.000%	5/1/16	3,200	3,682
				308,492
Texas (8.8%)
Board of Regents of the University of Texas
System Revenue Financing System Revenue
CP	5.250%	8/15/14	2,855	3,226
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/17	570	605
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/18	1,450	1,528
2 Collin County TX GO TOB VRDO	0.290%	2/7/11	10,925	10,925
Dallas TX GO	5.000%	2/15/12	26,935	28,198
Dallas TX GO	5.000%	2/15/16	4,000	4,543
Dallas TX GO	5.000%	2/15/17	8,880	10,132

Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/14	3,000	3,304
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/16	4,000	4,428
El Paso TX Water & Sewer Revenue	5.000%	3/1/14 (4)	2,175	2,403
El Paso TX Water & Sewer Revenue	5.000%	3/1/15 (4)	1,500	1,679
Garland TX GO	5.250%	2/15/11 (4)	2,255	2,259
Garland TX GO	5.250%	2/15/12 (4)	2,500	2,615
Garland TX Independent School District GO	5.000%	2/15/12	4,210	4,412
Grapevine-Colleyville TX Independent School
District School Building GO PUT	4.000%	8/1/12	26,440	27,556
Gulf Coast TX Waste Disposal Authority
Environmental Facilities Revenue (BP
Products North America Project) PUT	2.300%	9/3/13	9,000	8,987
2 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Children's
Hospital Project) TOB VRDO	0.290%	2/7/11	8,195	8,195
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System)	5.250%	12/1/13	15,000	16,441
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System)	5.250%	12/1/14	11,000	12,191
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System)	5.250%	12/1/15	6,530	7,234
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/13	500	542
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/16	1,000	1,114
Harris County TX Flood Control District GO	5.000%	10/1/11	5,005	5,158
Harris County TX Flood Control District GO	5.250%	10/1/14 (Prere.)	8,360	9,526
2 Harris County TX GO TOB VRDO	0.290%	2/7/11	6,075	6,075
Harris County TX Health Facilities Development
Corp. Revenue (St. Luke's Episcopal Hospital)
VRDO	0.260%	2/1/11	37,850	37,850
Harris County TX Revenue	5.000%	10/1/15	2,000	2,269
Harris County TX Revenue	5.000%	10/1/16	4,500	5,142
Harris County TX Toll Road Revenue	6.000%	8/1/13 (14)	21,795	24,393
Harris County TX Toll Road Revenue	5.000%	8/15/16	5,000	5,675
Harris County TX Toll Road Revenue PUT	5.000%	8/15/12 (4)	24,250	25,788
Houston TX Airport System Revenue	5.000%	7/1/16	1,000	1,112
2 Houston TX Airport System Revenue TOB
VRDO	0.290%	2/7/11	13,360	13,360
2 Houston TX Airport System Revenue TOB
VRDO	0.310%	2/7/11 (4)	18,400	18,400
2 Houston TX Airport System Revenue TOB
VRDO	0.310%	2/7/11 (4)	26,000	26,000
Houston TX GO	5.500%	3/1/16	6,905	7,958
Houston TX Independent School District GO	0.000%	2/15/12	5,535	5,492
Houston TX Independent School District GO	5.000%	2/15/13	9,000	9,764
Houston TX Utility System Revenue	5.250%	11/15/11 (4)	4,425	4,592
Houston TX Utility System Revenue	5.000%	11/15/12 (4)	4,270	4,590
Houston TX Utility System Revenue	5.000%	11/15/14	5,385	6,024
Houston TX Utility System Revenue	5.000%	11/15/15	5,000	5,647
Houston TX Utility System Revenue	5.250%	5/15/16 (14)	10,000	11,007

Houston TX Utility System Revenue	5.000%	11/15/16	1,855	2,109
Houston TX Utility System Revenue	5.250%	11/15/17 (4)	13,500	15,570
Houston TX Utility System Revenue PUT	5.000%	5/15/11 (2)	12,000	12,143
Klein TX Independent School District Unlimited
Tax Schoolhouse GO	5.000%	8/1/11	2,050	2,098
Lewisville TX Independent School District GO	5.000%	8/15/13	8,225	9,059
Lower Colorado River Authority Texas Revenue	5.000%	5/15/14	9,000	9,919
Lower Colorado River Authority Texas Revenue	5.000%	5/15/16	1,300	1,454
Lower Colorado River Authority Texas Revenue	5.000%	5/15/17	1,710	1,907
Lower Colorado River Authority Texas Revenue	5.875%	5/15/17 (2)	9,895	9,933
Lubbock TX Electric Light & Power System
Revenue	5.000%	4/15/16	2,000	2,210
Matagorda County TX Navigation District No. 1
Pollution Control Revenue (AEP Texas
Central Co. Project) PUT	5.125%	6/1/11	17,500	17,691
Mission TX Economic Development Corp. Solid
WasteDisposal Revenue (Waste Management
Inc. Project) PUT	3.750%	5/1/15	8,500	8,289
North Texas Tollway Authority System Revenue	5.000%	1/1/12	5,580	5,772
North Texas Tollway Authority System Revenue
(Dallas North Tollway)	5.000%	1/1/15 (Prere.)	10,000	11,273
North Texas Tollway Authority System Revenue
PUT	5.250%	1/1/12	71,215	73,822
North Texas Tollway Authority System Revenue
PUT	5.000%	1/1/13	31,190	32,868
Northside TX Independent School District GO
PUT	2.100%	6/1/11	8,000	8,030
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/13	24,325	26,045
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/14	12,360	13,228
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/16	7,790	8,088
San Antonio TX Electric & Gas Systems
Revenue	5.250%	2/1/11	4,350	4,350
San Antonio TX Electric & Gas Systems
Revenue	5.375%	2/1/13 (4)	12,000	13,065
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/14	10,115	11,196
San Antonio TX Electric & Gas Systems
Revenue	5.500%	2/1/14	6,210	6,965
San Antonio TX Electric & Gas Systems
Revenue	5.375%	2/1/15	7,210	8,200
2 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.290%	2/7/11	9,020	9,020
San Antonio TX GO	5.000%	2/1/17	4,135	4,734
San Antonio TX GO PUT	1.150%	12/3/12	17,900	17,857
San Antonio TX Hotel Occupancy Tax Revenue
VRDO	0.290%	2/7/11 LOC	4,620	4,620
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/14	1,000	1,114
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/16 (2)	2,000	2,263
Spring Branch TX Independent School District
GO	5.000%	2/1/13	3,000	3,251

Spring Branch TX Independent School District
GO	5.000%	2/1/14	3,635	4,036
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/15	2,905	3,081
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/16	1,310	1,373
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/17	2,000	2,077
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/15	7,730	8,220
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/16	8,130	8,506
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health
Resources)	5.000%	2/15/12	3,500	3,630
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health
Resources)	5.000%	2/15/13	1,385	1,470
2 Texas A & M University System Revenue TOB
VRDO	0.290%	2/7/11	5,555	5,555
Texas A&M University System Revenue
Financing System Revenue	5.000%	5/15/11	4,830	4,895
Texas A&M University System Revenue
Financing System Revenue	5.000%	5/15/11	4,210	4,267
Texas A&M University System Revenue
Financing System Revenue	5.000%	5/15/13	5,000	5,458
2 Texas GO TOB VRDO	0.290%	2/7/11	35,000	35,000
Texas GO TRAN	2.000%	8/31/11	100,000	100,951
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	0.760%	2/7/11	10,000	9,575
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/12	5,000	5,191
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/13	1,000	1,044
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.625%	12/15/17	43,575	45,843
Texas State University System Revenue	5.000%	3/15/12	2,380	2,497
Texas State University System Revenue	5.000%	3/15/15	7,005	7,785
Texas Tech University System Revenue
Financing System Revenue	4.000%	2/15/13	3,000	3,187
Texas Tech University System Revenue
Financing System Revenue	3.000%	2/15/14	5,000	5,242
Texas Tech University System Revenue
Financing System Revenue	5.000%	2/15/15	4,000	4,494
2 Texas Transportation Commission Mobility Fund
GO TOB VRDO	0.290%	2/7/11	20,410	20,410
Texas Transportation Commission Revenue	5.000%	4/1/12	9,605	10,109
Texas Transportation Commission Revenue	5.000%	4/1/13	12,000	13,060
Texas Transportation Commission Revenue	5.000%	4/1/14	27,410	30,506
Texas Transportation Commission Revenue
PUT	5.000%	2/15/11	10,000	10,011
2 Texas University System Revenue Financing
System Revenue TOB VRDO	0.290%	2/7/11	4,995	4,995
Texas Water Development Board Revenue	5.000%	7/15/13	5,275	5,780
Texas Water Development Board Revenue	5.000%	7/15/13	1,375	1,507

Texas Water Development Board Revenue	5.000%	7/15/16	6,330	7,227
Titus County TX Fresh Water Supply District
Revenue	4.500%	7/1/11	3,500	3,540
University of Houston Texas Revenue	4.000%	2/15/13	2,000	2,119
University of Texas Permanent University Fund
Revenue	5.250%	8/15/16	10,090	11,689
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/14	1,325	1,486
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/14	1,775	1,990
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/17	25,135	28,842
Williamson County TX GO	5.500%	2/15/11 (4)(Prere.)	4,845	4,855
				1,187,985
Utah (0.4%)
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/13	7,590	8,231
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/14	5,000	5,509
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/15	17,170	19,239
Utah Board of Regents Student Loan Revenue	4.000%	11/1/16	10,000	10,771
Utah Municipal Finance Cooperative Local
Government Revenue	0.000%	3/1/11 (4)	6,000	5,996
Utah Transit Authority Sales Tax Revenue	5.000%	12/15/12 (4)(Prere.)	4,425	4,785
				54,531
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/15	5,000	5,270
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/16	8,000	8,436
				13,706
Virginia (1.9%)
Arlington County VA Industrial Development
Authority Hospital Revenue (Virginia Hospital
Center Arlington Health System)	5.000%	7/1/16	3,755	4,063
Chesapeake VA Economic Development
Authority Pollution Control Revenue (Virginia
Electric & Power Co. Project) PUT	3.600%	2/1/13	5,000	5,135
Clarke County VA Industrial Development
AuthorityHospital Facilities Revenue
(Winchester Medical Center Inc.) VRDO	0.290%	2/7/11 (4)	8,850	8,850
Fairfax County VA Water Authority Revenue	5.000%	4/1/14 (Prere.)	21,535	24,077
Norfolk VA GO	5.000%	3/1/15	5,910	6,671
Norfolk VA GO	5.000%	3/1/16	4,000	4,566
Tobacco Settlement Financing Corp. Virginia
Revenue	5.625%	6/1/15 (Prere.)	5,000	5,762
Virginia Beach VA Public Improvement Revenue	5.000%	7/15/15	2,825	3,222
Virginia Beach VA Public Improvement Revenue	5.000%	7/15/16	6,905	7,971
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/14	1,350	1,495
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/16	3,090	3,509
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/13	3,135	3,455

Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/13	5,205	5,727
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/14	2,000	2,240
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/15	2,150	2,437
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/15	7,330	8,309
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16	500	572
Virginia GO	5.000%	6/1/14	8,750	9,815
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/15	4,115	4,659
Virginia Public Building Authority Revenue	5.000%	8/1/13	5,000	5,488
Virginia Public Building Authority Revenue	5.000%	8/1/14	8,000	8,945
Virginia Public School Authority Revenue	5.000%	8/1/11	1,500	1,535
Virginia Public School Authority Revenue	5.000%	8/1/11	9,000	9,210
Virginia Public School Authority Revenue	4.000%	8/1/12	3,605	3,789
Virginia Public School Authority Revenue	5.000%	8/1/13	7,655	8,415
Virginia Public School Authority Revenue	5.000%	8/1/14	3,815	4,275
Virginia Public School Authority Revenue	5.250%	8/1/14	3,000	3,380
Virginia Public School Authority Revenue	5.000%	8/1/15	1,500	1,703
Virginia Public School Authority Revenue	5.000%	8/1/15	15,000	17,031
Virginia Public School Authority Revenue	5.000%	8/1/16	5,810	6,662
Virginia Public School Authority Revenue	5.000%	8/1/16	35,860	41,121
Virginia Public School Authority Revenue	5.000%	8/1/16	1,570	1,800
Virginia Small Business Financing Authority
Health Care Facilities Revenue (Sentara
Healthcare)	5.000%	11/1/13	3,500	3,802
Wise County VA Industrial Development
Authority Solid Waste & Sewage Disposal
Revenue (Virginia Electric & Power Co.) PUT	2.375%	11/1/15	15,000	14,731
York County VA Economic Development
Authority Pollution Control Revenue (VA
Electric & Power Co. Project) PUT	4.050%	5/1/14	6,750	7,047
				251,469
Washington (3.1%)
2 Bellevue WA GO TOB VRDO	0.290%	2/7/11	10,000	10,000
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/14 (2)	8,125	9,102
Clark County WA Public Utility Revenue	5.000%	1/1/15	1,500	1,631
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/11	45,365	46,248
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/12	2,500	2,652
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.500%	7/1/17 (14)	8,000	8,444
Energy Northwest Washington Electric Revenue
(Project No. 1)	6.000%	7/1/17 (14)	7,300	7,782
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/15	6,000	6,768

Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/15	8,450	9,532
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/16	24,000	27,387
Energy Northwest Washington Electric Revenue
(Project No. 3)	6.000%	7/1/16 (2)	9,000	9,594
Energy Northwest Washington Electric Revenue
(Project No. 3)	6.000%	7/1/16 (4)	10,000	10,715
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/17	20,000	22,859
King County WA (Bellevue School District) GO	5.000%	12/1/11	18,000	18,691
2 King County WA Sewer Revenue TOB VRDO	0.290%	2/7/11	6,470	6,470
2 King County WA Sewer Revenue TOB VRDO	0.290%	2/7/11	9,235	9,235
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/17	4,000	4,342
Port of Seattle WA Revenue	5.000%	3/1/11 (4)	8,275	8,305
Port of Seattle WA Revenue	5.000%	3/1/12 (4)	5,000	5,216
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/16	3,500	3,967
Seattle WA Water System Revenue	5.000%	2/1/15 (4)	4,725	5,319
Tacoma WA Electric System Revenue	5.000%	1/1/12 (4)	5,000	5,204
Tacoma WA Electric System Revenue	5.000%	1/1/13 (4)	10,485	11,279
Tacoma WA Electric System Revenue	5.000%	1/1/14 (4)	25,720	28,248
Thurston County Washington School District GO	5.000%	6/1/13 (Prere.)	7,100	7,784
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/11	4,760	4,853
Washington GO	5.000%	7/1/11 (ETM)	50	51
Washington GO	5.000%	7/1/11	4,700	4,792
Washington GO	5.000%	7/1/12 (2)	11,530	12,248
Washington GO	5.000%	2/1/13	5,290	5,723
Washington GO	5.000%	7/1/13 (4)	4,890	5,356
Washington GO	5.000%	1/1/14	19,395	21,448
Washington GO	5.000%	2/1/14	11,105	12,302
Washington GO	5.000%	7/1/15 (2)	2,400	2,716
Washington GO	5.700%	10/1/15	6,250	6,818
Washington GO	5.000%	1/1/16	5,285	6,000
Washington GO	5.000%	1/1/16	20,000	22,706
Washington GO	5.000%	2/1/16	3,995	4,541
Washington GO	5.000%	2/1/16	13,040	14,821
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/15	2,500	2,697
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/16	2,500	2,686
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/1/13	1,205	1,301
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/1/14	1,340	1,467
Washington Health Care Facilities Authority
Revenue (Southwest Washington Medical
Center) VRDO	0.290%	2/7/11 LOC	6,780	6,780
				426,080
West Virginia (0.4%)
West Virginia Commissioner of Highways
Special Obligation Revenue	5.000%	9/1/12	4,970	5,291
West Virginia Commissioner of Highways
Special Obligation Revenue	5.000%	9/1/13	4,650	5,088
West Virginia Commissioner of Highways
Special Obligation Revenue	5.000%	9/1/14	9,265	10,288

West Virginia Commissioner of Highways
Special Obligation Revenue	5.000%	9/1/15	7,150	8,010
West Virginia Economic Development Authority
Pollution Control Revenue (Appalachian
Power Co. - Amos Project) PUT	4.850%	9/4/13	6,000	6,321
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Ohio Power Co. - Amos Project) PUT	3.125%	4/1/15	15,000	14,800
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/15	3,070	3,241
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	4.125%	9/1/16	1,755	1,755
				54,794
Wisconsin (1.4%)
Badger Tobacco Asset Securitization Corp.
Wisconsin Revenue	6.000%	6/1/12 (Prere.)	5,000	5,348
Badger Tobacco Asset Securitization Corp.
Wisconsin Revenue	6.125%	6/1/12 (Prere.)	4,160	4,358
Madison WI Community Development Authority
Revenue (Wisconsin Alumni Research
Project)	5.000%	10/1/16	3,125	3,565
Madison WI Community Development Authority
Revenue (Wisconsin Alumni Research
Project)	5.000%	10/1/17	3,370	3,839
Wisconsin Annual Appropriation Revenue	5.000%	5/1/16	6,575	7,401
Wisconsin GO	5.000%	5/1/12 (14)	15,775	16,644
Wisconsin GO	5.000%	5/1/13	7,750	8,428
Wisconsin GO	5.250%	5/1/13	16,810	18,374
Wisconsin GO	5.000%	5/1/14 (14)	5,000	5,552
Wisconsin GO	5.000%	5/1/16	10,530	11,958
Wisconsin GO	5.000%	5/1/16 (14)	11,240	12,251
Wisconsin GO	5.000%	5/1/16	13,870	15,751
Wisconsin GO	5.000%	5/1/17	8,000	9,103
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian Healthcare Inc.)	5.000%	7/1/14	1,035	1,096
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	4/15/15	1,495	1,569
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	4/15/16	1,100	1,141
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/16	7,500	7,780
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/17	5,025	5,149
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)
PUT	4.750%	8/15/14	2,000	2,102
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)
PUT	5.125%	8/15/16	10,390	11,027
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/1/14 (4)	5,000	5,428
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/1/15 (4)	2,000	2,181
Wisconsin Petroleum Inspection Fee Revenue	5.000%	7/1/16	10,000	11,259

Wisconsin Public Power System Power Supply
System Revenue	5.000%	7/1/14 (4)	4,145	4,571
Wisconsin Public Power System Power Supply
System Revenue	5.000%	7/1/15 (4)	11,390	12,664
Wisconsin Transportation Revenue	5.000%	7/1/12	1,000	1,061
Wisconsin Transportation Revenue	5.000%	7/1/13	1,100	1,203
Wisconsin Transportation Revenue	5.000%	7/1/15	2,000	2,258
				193,061
Total Tax-Exempt Municipal Bonds (Cost $13,007,004)				13,219,054
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (2.3%)
Money Market Fund (2.3%)
4 Vanguard Municipal Cash Management Fund
(Cost $303,227)	0.261%		303,226,572	303,227

Total Investments (99.7%) (Cost $13,310,231)				13,522,281
Other Assets and Liabilities-Net (0.3%)				47,162
Net Assets (100%)				13,569,443

1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2011.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2011, the aggregate value of these securities was $834,607,000, representing 6.2% of net assets.
3 Securities with a value of $4,491,000 have been segregated as initial margin for open futures contracts.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Adjustable-rate security.

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.

Limited-Term Tax-Exempt Fund

VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of January 31, 2011, based on the inputs used to value them:

Limited-Term Tax-Exempt Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	13,219,054	—
Temporary Cash Investments	303,227	—	—
Futures Contracts—Assets[1]	332	—	—
Futures Contracts—Liabilities[1]	(104)	—	—
Total	303,455	13,219,054	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2 Year United States Treasury Note	March 2011	1,084	237,599	(181)
10 Year United States Treasury Note	March 2011	(920)	(111,133)	309

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At January 31, 2011, the cost of investment securities for tax purposes was $13,329,240,000. Net unrealized appreciation of investment securities for tax purposes was $193,041,000, consisting of unrealized gains of $224,699,000 on securities that had risen in value since their purchase and $31,658,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Tax-Exempt Fund

Schedule of Investments
As of January 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.7%)
Alabama (1.4%)
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/11	7,500	7,784
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	5/1/12	3,500	3,680
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	5/1/12	4,000	4,206
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/12	21,510	23,060
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	5/1/13	11,760	12,733
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	5/1/13	7,500	8,120
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	5/1/14	8,000	8,808
1 Alabama Public School & College Authority
Capital Improvement Revenue TOB VRDO	0.300%	2/7/11	28,990	28,990
1 Alabama Public School & College Authority
Capital Improvement Revenue TOB VRDO	0.320%	2/7/11 (4)	12,360	12,360
1 Alabama Special Care Facilities Financing
Authority Birmingham Revenue (Ascension
Health Credit Group) TOB VRDO	0.290%	2/7/11	6,780	6,780
Chatom AL Industrial Development Board Gulf
Opportunity Zone Revenue (Powersouth
Energy CooperativeProjects) PUT	0.830%	5/16/11	9,200	9,199
Chatom AL Industrial Development Board Gulf
Opportunity Zone Revenue (Powersouth
Energy CooperativeProjects) PUT	0.830%	5/16/11	18,000	17,996
Huntsville AL Capital Improvement GO	5.000%	9/1/11	1,265	1,299
Huntsville AL Health Care Authority Revenue	5.750%	6/1/11 (Prere.)	5,000	5,139
Mobile AL Infirmary Health System Special Care
Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/12	1,000	1,030
Mobile AL Infirmary Health System Special Care
Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/13	1,715	1,798
Mobile AL Infirmary Health System Special Care
Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/14	4,155	4,377
Mobile AL Infirmary Health System Special Care
Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/15	1,615	1,708
				159,067
Alaska (0.3%)
Alaska Housing Finance Corp. Home Mortgage
Revenue VRDO	0.320%	2/7/11	15,870	15,870
Alaska Industrial Development & Export
Authority Revenue	5.000%	4/1/12	1,800	1,888

Alaska Industrial Development & Export
Authority Revenue	5.000%	4/1/15	3,000	3,316
Anchorage AK GO	5.500%	7/1/12 (Prere.)	5,680	6,074
North Slope Borough AK GO	5.000%	6/30/12	1,750	1,855
North Slope Borough AK GO	5.000%	6/30/13	1,500	1,638
				30,641
Arizona (1.0%)
Arizona COP	5.000%	10/1/12 (4)	1,000	1,052
Arizona Health Facilities Authority Revenue
(Banner Health)	5.000%	1/1/12	3,000	3,084
1 Arizona Health Facilities Authority Revenue
(Banner Health) TOB VRDO	0.370%	2/7/11	8,840	8,840
Arizona School Facilities Board COP	5.000%	9/1/11	23,870	24,465
Arizona School Facilities Board COP	5.250%	9/1/11 (4)	5,730	5,886
Arizona School Facilities Board COP	5.000%	9/1/14 (14)	5,975	6,449
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/11	2,680	2,731
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/12	5,000	5,296
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/13	5,000	5,455
Arizona Water Infrastructure Finance Authority
Revenue	4.000%	10/1/11	2,115	2,167
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/13	1,105	1,221
Maricopa County AZ Regional Public
Transportation Authority Excise Tax Revenue	4.000%	7/1/12	4,985	5,196
1 Mesa AZ Utility System Revenue TOB VRDO	0.300%	2/7/11 (4)	8,250	8,250
1 Mesa AZ Utility System Revenue TOB VRDO	0.300%	2/7/11 (4)	7,500	7,500
1 Phoenix AZ Civic Improvement Corp. Airport
Revenue TOB VRDO	0.360%	2/7/11	5,545	5,545
1 Phoenix AZ Civic Improvement Corp. Water
System Revenue TOB VRDO	0.290%	2/7/11	4,500	4,500
1 Salt River Project Arizona Agricultural
Improvement & Power District Revenue TOB
VRDO	0.290%	2/7/11	8,500	8,500
1 Salt River Project Arizona Agricultural
Improvement & Power District Revenue TOB
VRDO	0.290%	2/7/11	6,285	6,285
				112,422
California (10.1%)
California Department of Water Resources
Power Supply Revenue	3.000%	5/1/12	6,535	6,720
California Department of Water Resources
Power Supply Revenue	4.000%	5/1/12	2,000	2,081
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/12	21,980	23,149
California Department of Water Resources
Power Supply Revenue	6.000%	5/1/12 (Prere.)	35,000	37,762
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/14	15,000	16,517
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/15	13,750	15,318
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	14,500	16,265
California Department of Water Resources
Power Supply Revenue VRDO	0.250%	2/7/11	25,000	25,000

California Economic Recovery Bonds GO	5.250%	7/1/13 (14)(ETM)	975	1,077
California Economic Recovery Bonds GO	5.250%	7/1/13 (14)	1,025	1,115
California Economic Recovery Bonds GO	5.250%	7/1/13	2,500	2,720
California Economic Recovery Bonds GO	5.250%	7/1/14 (14)	10,700	11,847
California Economic Recovery Bonds GO PUT	5.000%	7/1/11 (Prere.)	8,000	8,155
California Educational Facilities Authority
Revenue (St. Mary's College of California)
VRDO	0.350%	2/7/11 LOC	6,430	6,430
California GO	5.000%	3/1/13	2,500	2,667
California GO	5.000%	4/1/13	2,205	2,357
California GO	5.000%	6/1/13	2,025	2,173
California GO	4.000%	11/1/14	2,650	2,807
California GO	5.000%	11/1/15	1,600	1,752
California GO	5.000%	10/1/16	12,070	13,159
1 California GO TOB VRDO	0.330%	2/7/11 (4)	15,925	15,925
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/11	1,500	1,504
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) PUT	5.000%	7/2/12	15,000	15,739
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) PUT	5.000%	7/2/12	12,000	12,575
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) PUT	5.000%	7/1/14	17,670	19,150
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/16/14	15,000	16,249
California Health Facilities Financing Authority
Revenue (Stanford Hospital) PUT	3.450%	6/15/11	5,000	5,054
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/11	5,000	5,096
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.290%	2/7/11	23,725	23,725
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.290%	2/7/11	20,885	20,885
California Infrastructure & Economic
Development Bank Revenue (Independent
System Operator Corp. Project)	5.000%	2/1/11	26,400	26,400
California Infrastructure & Economic
Development Bank Revenue (Independent
System Operator Corp. Project)	5.000%	2/1/14	2,500	2,674
California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	2.500%	4/1/13	20,000	20,585
California Municipal Finance Authority
(CommunityHospitals of Central California
Obligated Group) COP	5.000%	2/1/13	1,160	1,197
California Municipal Finance Authority
(CommunityHospitals of Central California
Obligated Group) COP	5.000%	2/1/13	2,000	2,064
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/14	1,845	1,916
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/15	2,120	2,202
California Municipal Finance Authority Solid
Waste Disposal Revenue (Waste
Management Inc. Project)PUT	1.625%	9/1/11	4,000	4,000
California Pollution Control Financing Authority
Environmental Improvement Revenue (BP
West Coast Pr	2.600%	9/2/14	4,000	3,984

California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/14	4,000	4,238
California RAN	3.000%	6/28/11	75,000	75,528
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/13	5,000	5,314
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/14	10,000	10,766
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) PUT	3.500%	5/2/11	17,000	17,132
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) PUT	4.000%	5/2/11	40,000	40,362
California Statewide Communities Development
Authority Revenue (Proposition 1A
Receivables Program)	5.000%	6/15/13	74,000	78,133
California Statewide Communities Development
Authority Revenue (Redlands Community
Hospital) VRDO	0.260%	2/7/11 LOC	13,000	13,000
Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson Ice-
Gen Project)	3.000%	7/1/11	500	504
Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson Ice-
Gen Project)	4.000%	7/1/12	650	673
1 Desert CA Community College District GO TOB
VRDO	0.290%	2/7/11 (4)	14,340	14,340
1 East Bay CA Municipal Utility District Waste
Water System Revenue TOB VRDO	0.290%	2/7/11 (4)	10,475	10,475
1 East Side CA Union High School District GO
TOB VRDO	1.790%	2/7/11	23,875	23,875
Eastern California Municipal Water District
Water & Sewer Revenue VRDO	0.260%	2/7/11	15,850	15,850
Fontana CA Unified School District BAN	4.000%	12/1/12	20,000	21,007
Golden State Tobacco Securitization Corp.
California	5.500%	6/1/13 (Prere.)	11,350	12,465
Golden State Tobacco Securitization Corp.
California	5.500%	6/1/13 (Prere.)	44,510	48,882
Golden State Tobacco Securitization Corp.
California	5.625%	6/1/13 (Prere.)	5,000	5,505
Golden State Tobacco Securitization Corp.
California	6.250%	6/1/13 (Prere.)	18,285	19,896
Golden State Tobacco Securitization Corp.
California	6.625%	6/1/13 (Prere.)	3,000	3,367
Golden State Tobacco Securitization Corp.
California	6.750%	6/1/13 (Prere.)	19,490	21,929
Kern County CA TRAN	1.500%	6/30/11	20,000	20,087
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/11 (14)	13,255	13,432
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.290%	2/7/11 (4)	15,375	15,375
Los Angeles CA Unified School District GO	5.000%	7/1/11	13,325	13,561
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/11	5,000	5,097
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/12	5,500	5,834
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/14	6,000	6,665
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.250%	7/1/16 (4)	5,000	5,136

Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/15	10,850	11,679
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/16	3,450	3,702
Los Angeles County CA TRAN	2.000%	6/30/11	25,000	25,160
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian) PUT	4.000%	2/8/11	8,000	8,005
Northern California Power Agency Revenue
(Hydroelectric Project)	4.000%	7/1/13	2,500	2,609
Northern California Power Agency Revenue
(Hydroelectric Project)	4.000%	7/1/14	1,000	1,046
Orange County CA Airport Revenue	3.000%	7/1/13	1,670	1,729
1 Peralta CA Community College District Revenue
TOB VRDO	0.320%	2/7/11 (4)	15,000	15,000
Sacramento CA Cogeneration Authority
Revenue	4.000%	7/1/11	700	710
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/12	500	527
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/14	600	655
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/13	6,000	6,373
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/14	3,205	3,421
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/15	2,965	3,149
San Bernardino County CA Transportation
Authority Sales Tax RAN	5.000%	5/1/12	15,000	15,723
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/14	6,000	6,612
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	6.750%	7/1/11 (2)	7,455	7,642
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/15 (4)	5,000	5,471
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/15	4,435	4,835
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/16	21,100	23,060
San Francisco CA City & County International
Airport Revenue PUT	2.250%	12/4/12	29,755	30,203
San Joaquin County CA Transportation
Authority Sales Tax Revenue	5.000%	4/1/11	10,000	10,075
1 San Jose CA Financing Authority Lease
Revenue TOB VRDO	0.290%	2/7/11 (13)	5,000	5,000
Southern California Public Power Authority
Revenue (Transmission Project) VRDO	0.290%	2/7/11 (4)	39,400	39,400
Tuolumne CA Wind Project Authority Revenue	4.000%	1/1/13	2,375	2,480
				1,162,689
Colorado (2.3%)
Broomfield CO City & County COP	5.000%	12/1/15	5,790	6,413
Colorado Department of Transportation RAN	5.250%	6/15/11	10,000	10,183
Colorado Department of Transportation RAN	5.250%	6/15/12 (14)	21,350	22,696
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.000%	7/1/13	4,000	4,297
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) PUT	5.000%	11/12/13	12,000	12,979

Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) PUT	5.250%	11/12/13 (Prere.)	1,010	1,130
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) PUT	5.250%	11/12/13	6,990	7,607
1 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) TOB VRDO	0.340%	2/7/11 (4)	10,000	10,000
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) VRDO	0.290%	2/7/11	47,700	47,700
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/13	1,605	1,703
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/13	5,165	5,481
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/14	3,510	3,780
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/14	8,615	9,278
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/15	3,500	3,801
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/15	1,945	2,112
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) VRDO	0.290%	2/7/11	44,200	44,200
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) VRDO	0.290%	2/7/11	20,705	20,705
Denver CO City & County (Better Denver & Zoo)
GO	4.000%	8/1/11	1,000	1,018
Denver CO City & County Airport Revenue	6.000%	11/15/13 (14)	5,000	5,547
Denver CO City & County COP VRDO	0.260%	2/1/11	900	900
E-470 Public Highway Authority Colorado
Revenue PUT	5.000%	9/1/11 (14)	15,000	15,233
1 Jefferson County CO School District GO TOB
VRDO	0.290%	2/7/11 (4)	13,660	13,660
Regional Transportation District of Colorado
COP	3.000%	6/1/12	1,000	1,022
Regional Transportation District of Colorado
COP	5.000%	6/1/14	1,500	1,624
Regional Transportation District of Colorado
COP	5.000%	6/1/15	1,500	1,632
Regional Transportation District of Colorado
Sales Tax Revenue	3.000%	11/1/11	1,230	1,255
Regional Transportation District of Colorado
Sales Tax Revenue	5.000%	11/1/13	4,305	4,763
Regional Transportation District of Colorado
Sales Tax Revenue	5.000%	11/1/14	5,000	5,617
				266,336
Connecticut (0.5%)
Connecticut General Revenue (State Revolving
Fund)	5.000%	2/1/11	4,130	4,130

Connecticut General Revenue (State Revolving
Fund)	5.000%	2/1/12	4,000	4,185
Connecticut GO	5.375%	11/15/12 (Prere.)	7,985	8,668
Connecticut GO	5.000%	3/1/15 (14)	3,000	3,282
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	4.000%	7/1/12	1,235	1,273
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/13	1,915	2,036
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/14	2,050	2,199
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	4.000%	2/7/13	7,325	7,774
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	5.000%	2/12/15	20,810	23,410
				56,957
Delaware (0.3%)
Delaware GO	5.000%	10/1/12	9,445	10,142
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/11	1,500	1,529
Kent County DE Student Housing Revenue
(Delaware State University Student Housing)
VRDO	0.290%	2/7/11 LOC	8,110	8,110
New Castle County DE GO	4.000%	7/15/11	3,025	3,076
University of Delaware Revenue PUT	2.000%	6/1/11	15,000	15,077
				37,934
District of Columbia (0.9%)
1 District of Columbia GO TOB VRDO	0.300%	2/7/11 (4)	20,350	20,350
1 District of Columbia Income Tax Revenue TOB
VRDO	0.290%	2/7/11	9,995	9,995
District of Columbia Income Tax Revenue
VRDO	0.640%	2/7/11	10,665	10,665
District of Columbia Revenue (Georgetown Day
School) VRDO	0.910%	2/7/11 LOC	14,700	14,700
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/13	5,000	5,316
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/14	2,000	2,155
District of Columbia Revenue (Howard
University) VRDO	0.310%	2/7/11 LOC	14,100	14,100
District of Columbia Revenue (Medlantic/Helix)
VRDO	0.290%	2/7/11 LOC	14,275	14,275
District of Columbia Revenue (World Wildlife
Fund Inc.) VRDO	0.280%	2/7/11 LOC	11,000	11,000
Washington DC Metropolitan Area Transit
Authority Revenue	5.000%	7/1/11	2,000	2,038
				104,594
Florida (8.0%)
Alachua County FL Health Facilities Authority
Revenue (Shands HealthCare Project)	3.000%	12/1/11	3,000	3,026
Alachua County FL Health Facilities Authority
Revenue (Shands HealthCare Project)	5.000%	12/1/13	4,200	4,438
Citizens Property Insurance Corp. Florida
Revenue (High Risk Account)	5.000%	6/1/11	27,665	28,053
Citizens Property Insurance Corp. Florida
Revenue (High Risk Account)	5.500%	6/1/14	20,000	21,247
Citizens Property Insurance Corp. Florida
Revenue (High Risk Account)	5.000%	6/1/15	30,000	31,148

Citizens Property Insurance Corp. Florida
Revenue (High Risk Account)	5.000%	6/1/16	16,000	16,504
Clay County FL Sales Surtax Revenue	5.000%	10/1/11 (12)	3,500	3,571
1 Collier County FL School Board COP TOB
VRDO	0.280%	2/7/11 (4)LOC	21,425	21,425
1 Duval County FL School Board COP TOB
VRDO	0.300%	2/7/11 (4)	11,395	11,395
Escambia County FL Solid Waste Disposal
System Revenue (Gulf Power Co. Project)
PUT	2.000%	4/3/12	5,000	5,032
Escambia County FL Solid Waste Disposal
System Revenue (Gulf Power Co. Project)
PUT	1.750%	6/15/12	5,500	5,524
Florida Board of Education Lottery Revenue	5.000%	7/1/11	6,980	7,110
Florida Board of Education Lottery Revenue	5.000%	7/1/15	11,750	13,018
Florida Board of Education Lottery Revenue	5.000%	7/1/16	16,710	18,643
Florida Board of Education Lottery Revenue	5.000%	7/1/16	11,655	13,003
Florida Board of Education Public Education
Capital Outlay GO	3.000%	6/1/11	8,925	9,002
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/11	3,525	3,567
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/11	3,830	3,888
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/12	1,945	2,030
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/12	16,195	17,114
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/12	4,020	4,248
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/13	9,580	10,438
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/13	8,820	9,610
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/14	5,065	5,625
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/14	9,235	10,257
1 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.280%	2/7/11	5,425	5,425
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/11	5,280	5,379
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/12	5,545	5,869
Florida Department of Environmental Protection
& Preservation Revenue	5.250%	7/1/12	31,580	33,535
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/13	34,040	36,883
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/13 (14)	5,220	5,352
Florida Department of Management Services
COP	5.000%	8/1/11	1,350	1,377
Florida Department of Management Services
COP	5.000%	8/1/12	8,850	9,306
Florida Department of Management Services
COP	5.000%	8/1/13	6,595	7,060
Florida Department of Transportation GO	5.000%	7/1/12	6,940	7,351
Florida Department of Transportation GO	5.000%	7/1/13	9,605	10,479

Florida Higher Educational Facilities Financing
Authority Revenue (Ringling College) VRDO	0.910%	2/7/11 LOC	10,255	10,255
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/13	10,000	10,539
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/15	20,000	21,327
Florida Rural Utility Financing Commission
Revenue	3.500%	11/1/11	3,330	3,341
Florida Turnpike Authority Revenue	5.000%	7/1/13	3,825	4,146
Florida Turnpike Authority Revenue	5.000%	7/1/13 (4)	4,780	5,181
Florida Turnpike Authority Revenue	5.000%	7/1/15 (4)	10,000	10,718
Gainsville FL Utility System Revenue VRDO	0.450%	2/1/11	30,665	30,665
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/13	1,000	1,088
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/14	2,000	2,204
1 Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group) TOB VRDO	0.300%	2/7/11	15,730	15,730
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group) VRDO	0.280%	2/7/11 LOC	15,000	15,000
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.250%	10/1/11 (14)	5,560	5,735
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.500%	10/1/11 (4)	4,610	4,753
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/12	2,000	2,129
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.500%	10/1/12 (4)	5,670	6,075
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/13	2,000	2,169
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.500%	10/1/13 (4)	3,000	3,309
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.500%	10/1/15 (4)	2,000	2,260
Hillsborough County FL Industrial Development
Authority Pollution Control Revenue (Tampa
Electric Co. Project) PUT	5.000%	3/15/12 (2)	4,500	4,658
Hillsborough County FL School Board COP	5.000%	7/1/14	2,110	2,285
Hillsborough County FL School Board COP	5.000%	7/1/15	1,170	1,267
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/11	12,000	12,342
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/12	12,000	12,734
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/14	4,000	4,389
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.290%	2/7/11	26,000	26,000
Jacksonville FL Electric Authority Water &
Sewer Revenue VRDO	0.280%	2/7/11	23,250	23,250
Jacksonville FL Electric Authority Water &
Sewer Revenue VRDO	0.290%	2/7/11	22,065	22,065
Jacksonville FL Excise Taxes Revenue	4.000%	10/1/12	1,000	1,047
Jacksonville FL Excise Taxes Revenue	5.000%	10/1/14	1,000	1,101

Kissimmee FL Utility Authority Electric System
Revenue	5.250%	10/1/14 (4)	1,750	1,932
Lake County FL School Board COP	5.250%	6/1/14 (2)	2,945	3,171
1 Miami-Dade County FL Building Better
Communities GO TOB VRDO	0.290%	2/7/11	9,995	9,995
1 Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami) TOB
VRDO	0.360%	2/7/11 (12)	5,070	5,070
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital) PUT	4.125%	8/1/11 (14)	5,000	5,057
Miami-Dade County FL Industrial Development
Authority Solid Waste Disposal Revenue
(Waste Management Inc. of Florida Project)
PUT	1.250%	11/1/11	2,500	2,497
Miami-Dade County FL School Board COP	5.000%	8/1/12 (2)	4,000	4,203
Miami-Dade County FL School Board COP PUT	5.500%	5/1/11 (14)	8,500	8,569
1 Miami-Dade County FL Transit Sales Surtax
Revenue TOB VRDO	0.360%	2/7/11 (4)	32,570	32,570
Ocala FL Water & Sewer Revenue	5.750%	10/1/11 (Prere.)	13,605	14,230
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/14	2,000	2,134
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	4.000%	1/1/13	335	349
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	4.000%	1/1/14	500	525
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	4.000%	1/1/15	500	524
1 Orange County FL School Board COP TOB
VRDO	0.280%	2/7/11 LOC	26,030	26,030
Orange County FL Tourist Development
Revenue	5.000%	10/1/11	6,990	7,184
Orange County FL Tourist Development
Revenue	5.000%	10/1/12	7,335	7,788
Orange County FL Tourist Development
Revenue	5.000%	10/1/13	7,705	8,336
Orange County FL Tourist Development
Revenue	5.000%	10/1/14	8,710	9,547
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/11 (2)	7,000	7,120
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/12 (2)	5,000	5,251
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/11	1,500	1,545
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/12	1,750	1,868
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/13	2,500	2,743
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/13	2,500	2,743
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/14	4,000	4,456
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/14	3,075	3,425
Pinellas County FL Health Facilities Authority
Revenue (Baycare Health System) VRDO	0.260%	2/1/11 LOC	1,100	1,100
Port St. Lucie FL Utility Revenue	5.125%	9/1/11 (14)(Prere.)	1,000	1,027

Sarasota County FL Public Hospital District
Hospital Revenue (Sarasota Memorial
Hospital Project) VRDO	0.310%	2/7/11 LOC	7,900	7,900
South Broward FL Hospital District Revenue	5.625%	5/1/12 (Prere.)	4,640	4,972
1 South Florida Water Management District COP
TOB VRDO	0.290%	2/7/11	21,000	21,000
South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida ObligatedGroup)	5.000%	8/15/11	4,000	4,088
South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida ObligatedGroup)	5.250%	2/1/13 (Prere.)	7,755	8,424
South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida ObligatedGroup)	5.750%	2/1/13 (Prere.)	5,000	5,481
1 South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida ObligatedGroup) TOB VRDO	0.300%	2/7/11	6,000	6,000
Tallahassee FL Energy System Revenue	5.250%	10/1/15 (4)	5,240	5,826
				919,374
Georgia (2.4%)
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/15	1,000	1,079
Atlanta GA Airport Revenue	4.000%	1/1/13	5,000	5,202
Atlanta GA Airport Revenue	4.000%	1/1/15	500	522
1 Atlanta GA Airport Revenue TOB VRDO	0.390%	2/7/11 (4)	11,170	11,170
Atlanta GA Water & Wastewater Revenue	4.000%	11/1/11	2,500	2,558
Atlanta GA Water & Wastewater Revenue	4.000%	11/1/12	3,000	3,139
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/13	3,500	3,783
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	4.950%	4/1/11	17,300	17,421
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	3.750%	1/12/12	1,000	1,025
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	3.750%	1/12/12	19,880	20,369
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	3.750%	1/12/12	5,000	5,123
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	5.050%	1/12/12	1,000	1,036
Burke County GA Development Authority
Pollution Control Revenue (Oglethorpe Power
Corp. Vogtle Project) PUT	4.750%	4/1/11 (14)	7,500	7,550
Cobb County GA Kennestone Hospital Authority
Revenue	4.000%	4/1/12	2,240	2,306
Dalton County GA Development Authority
Revenue (Hamilton Health Care System)
VRDO	0.330%	2/7/11 LOC	5,470	5,470
DeKalb County GA School District GO	5.000%	2/1/12	30,000	31,372
Georgia GO	5.000%	3/1/11 (ETM)	430	432
Georgia GO	5.000%	3/1/11	1,320	1,325
Georgia GO	4.000%	5/1/11	2,865	2,891
Georgia GO	5.500%	7/1/11	16,160	16,510

Georgia GO	5.700%	7/1/11	12,430	12,709
Georgia GO	6.250%	8/1/11	5,195	5,348
Georgia GO	5.000%	5/1/12 (Prere.)	5,125	5,414
Georgia GO	5.000%	9/1/14	4,000	4,510
Georgia Road & Tollway Authority Revenue	4.000%	6/1/11	2,530	2,560
Georgia Road & Tollway Authority Revenue	5.000%	6/1/13	13,875	15,131
Gwinnett County GA Water & Sewer Authority
Revenue	4.000%	8/1/12	10,020	10,538
Henry County GA GO	5.000%	7/1/11	5,790	5,903
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/11	5,000	5,017
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/13	7,500	7,757
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/13	10,995	11,669
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/15	6,500	7,072
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/15	13,000	13,494
Monroe County GA Development Authority
Pollution Control Revenue (Gulf Power Co.
Plant Scherer Project) PUT	2.125%	6/4/13	5,000	4,998
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/12	4,010	4,162
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/11	5,000	5,136
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.250%	9/1/11	7,250	7,457
Richmond County GA Hospital Authority
(University Health Services Inc. Project) RAN	5.000%	1/1/13	1,330	1,402
Whitfield County GA School District GO	5.000%	4/1/11	3,250	3,275
				273,835
Hawaii (0.2%)
Hawaii GO	5.000%	6/1/14 (ETM)	1,045	1,176
Hawaii GO	5.000%	6/1/14	1,195	1,331
Hawaii GO	5.000%	2/1/15	3,600	4,042
Hawaii GO	5.000%	2/1/16	4,000	4,540
Honolulu HI City & County GO	5.250%	7/1/12 (14)	4,950	5,274
1 Honolulu HI City & County Wastewater System
Revenue TOB VRDO	0.390%	2/7/11 (4)	4,995	4,995
				21,358
Idaho (0.1%)
Idaho Housing & Finance Association RAN	5.000%	7/15/11	7,410	7,564
Idaho Housing & Finance Association RAN	5.000%	7/15/12	6,675	7,072
				14,636
Illinois (4.8%)
Chicago IL Board of Education GO	5.000%	12/1/15	2,000	2,164
Chicago IL Board of Education GO	5.000%	12/1/16	2,855	3,077
1 Chicago IL Board of Education GO TOB VRDO	0.340%	2/7/11 (4)	6,520	6,520
Chicago IL GO	5.000%	1/1/15 (4)	1,250	1,335
Chicago IL GO	6.250%	1/1/15 (2)	2,500	2,769
1 Chicago IL GO TOB VRDO	0.290%	2/7/11	9,995	9,995
1 Chicago IL GO TOB VRDO	0.290%	2/7/11	7,230	7,230
Chicago IL Midway Airport Revenue PUT	5.000%	1/1/15	10,750	11,563
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/12 (14)	4,400	4,547
1 Chicago IL O'Hare International Airport Revenue
TOB VRDO	0.310%	2/7/11 (4)	13,225	13,225

1 Chicago IL O'Hare International Airport Revenue
TOB VRDO	0.310%	2/7/11 (12)	8,280	8,280
1 Chicago IL O'Hare International Airport Revenue
TOB VRDO	0.310%	2/7/11 (4)	7,000	7,000
1 Chicago IL Water Revenue TOB VRDO	0.340%	2/7/11 (4)	7,745	7,745
1 Chicago IL Water Revenue TOB VRDO	0.340%	2/7/11 (4)	7,495	7,495
Du Page & Cook Counties IL Community
Consolidated School District GO	5.250%	12/1/12 (Prere.)	3,750	4,066
Illinois Build Revenue	5.000%	6/15/16	10,000	10,692
Illinois Educational Facilities Authority Revenue
(University of Chicago) PUT	1.125%	2/14/13	8,000	7,960
Illinois Educational Facilities Authority Revenue
(University of Chicago) PUT	3.375%	2/3/14	5,000	5,178
Illinois Educational Facilities Authority Student
Housing Revenue (Educational Advancement
Fund)	6.250%	5/1/12 (Prere.)	4,000	4,324
Illinois Finance Authority Gas Supply Revenue
(Peoples Gas Light & Coke) PUT	2.625%	8/1/15	2,500	2,388
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	0.350%	2/1/11	10,000	10,000
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	3.875%	5/1/12	5,000	5,098
Illinois Finance Authority Revenue (Little Co. of
Mary Hospital & Health Care Centers) VRDO	0.280%	2/7/11 LOC	11,200	11,200
Illinois Finance Authority Revenue (Northwest
Community Hospital) VRDO	0.260%	2/7/11 LOC	3,290	3,290
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.000%	8/15/11	2,445	2,500
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.000%	8/15/12	4,630	4,874
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.000%	8/15/13	3,250	3,506
Illinois Finance Authority Revenue (OSF
Healthcare System) VRDO	0.340%	2/7/11 (4)	30,510	30,510
Illinois Finance Authority Revenue (Presbyterian
Homes) VRDO	0.320%	2/7/11 (4)	7,800	7,800
Illinois Finance Authority Revenue (Provena
Health)	5.000%	5/1/12	1,840	1,875
Illinois Finance Authority Revenue (Provena
Health)	5.000%	5/1/14	1,305	1,336
Illinois Finance Authority Revenue (Provena
Health)	5.250%	5/1/15	2,555	2,631
Illinois Finance Authority Revenue (Resurrection
Health Care)	5.000%	5/15/11 (4)	3,490	3,520
Illinois Finance Authority Revenue (Resurrection
Health Care)	5.000%	5/15/11 (4)	4,000	4,034
Illinois Finance Authority Revenue (Resurrection
Health Care)	5.000%	5/15/12 (4)	4,200	4,346
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/15	1,500	1,640
Illinois Finance Authority Revenue (University of
Chicago) VRDO	0.240%	2/7/11	5,499	5,499
Illinois Finance Authority Solid Waste Revenue
(Waste Management Inc. Project) PUT	1.450%	10/3/11	1,750	1,739
Illinois GO	5.000%	3/1/11	8,350	8,373
Illinois GO	5.000%	6/1/11	9,600	9,703
Illinois GO	5.000%	1/1/16	25,000	25,980
1 Illinois GO TOB VRDO	0.840%	2/7/11	3,750	3,750

1 Illinois GO TOB VRDO	1.290%	2/7/11	29,840	29,840
Illinois Health Facilities Authority Revenue
(Advocate Health Care Network) PUT	4.375%	7/1/14	4,805	4,988
Illinois Health Facilities Authority Revenue
(Evanston Hospital Corp.) VRDO	0.270%	2/7/11	49,600	49,600
Illinois Regional Transportation Authority
Revenue PUT	1.500%	2/1/11	33,200	33,200
Illinois TAN	3.000%	5/20/11	36,100	36,222
1 IllinoisToll Highway Authority Toll Highway
Revenue TOB VRDO	0.290%	2/7/11	5,335	5,335
1 Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue TOB VRDO	0.300%	2/7/11	58,275	58,275
1 Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue TOB VRDO	0.300%	2/7/11	20,550	20,550
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	4.000%	6/1/12	8,000	8,141
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	4.000%	6/1/13	8,000	8,199
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/14	10,000	10,497
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/15	5,000	5,248
				550,852
Indiana (2.0%)
Indiana Bond Bank Revenue	5.375%	4/1/12 (2)(Prere.)	2,500	2,642
Indiana Finance Authority Facilities Revenue
(Miami Correctional Facility - Phase II)	5.000%	7/1/11	2,305	2,348
Indiana Finance Authority Facilities Revenue
(Miami Correctional Facility - Phase II)	5.000%	7/1/12	3,415	3,608
Indiana Finance Authority Facilities Revenue
(Pendleton Juvenile Correctional Facility)	5.000%	7/1/11	1,270	1,293
Indiana Finance Authority Facilities Revenue
(Pendleton Juvenile Correctional Facility)	5.000%	7/1/12	1,495	1,580
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/11	1,000	1,030
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/12	1,700	1,796
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/14	1,415	1,549
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group) VRDO	0.280%	2/7/11 LOC	11,000	11,000
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group) VRDO	0.290%	2/7/11 LOC	34,200	34,200
Indiana Finance Authority Lease Revenue	5.000%	11/1/12	12,130	12,935
Indiana Finance Authority Revenue (Ascension
Health Credit Group) PUT	1.250%	5/16/12	24,325	24,431
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	3.750%	2/1/12	10,000	10,320
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	5.000%	8/1/13	6,200	6,681

Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	5.000%	6/1/15	14,825	16,408
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	5.000%	7/28/16	2,700	2,998
1 Indiana Municipal Power Agency Revenue TOB
VRDO	0.300%	2/7/11 (13)	10,080	10,080
1 Indiana Transportation Finance Authority
Highway Revenue TOB VRDO	0.290%	2/7/11	18,070	18,070
Indianapolis IN Gas Utility Revenue	5.000%	6/1/11	4,225	4,284
Indianapolis IN Gas Utility Revenue	5.000%	6/1/12	8,870	9,302
Purdue University Indiana University Student
Fee Revenue	5.000%	7/1/11	1,000	1,019
Purdue University Indiana University Student
Fee Revenue	5.000%	7/1/13	1,000	1,094
Purdue University Indiana University Student
Fee Revenue	4.000%	7/1/14	2,085	2,257
St. Joseph County IN Educational Facilities
Revenue (University of Notre Dame Du Lac
Project) PUT	3.875%	3/1/12	12,500	12,840
1 Wayne Township Marion County IN School
Building Corp. Mortgage Revenue TOB VRDO	0.280%	2/7/11 LOC	5,015	5,015
Whiting IN Environmental Facilities Revenue
(BP Products North America Inc. Project) PUT	2.800%	6/2/14	35,000	34,814
				233,594
Iowa (0.2%)
Iowa Finance Authority Health Facilities
Revenue (Iowa Health System)	5.000%	2/15/12 (12)	1,540	1,598
Iowa Finance Authority Health Facilities
Revenue (Iowa Health System)	5.000%	2/15/13 (12)	3,265	3,471
Iowa Finance Authority Health Facilities
Revenue (Iowa Health System) PUT	5.000%	8/15/12	5,500	5,821
Iowa Finance Authority Healthcare Revenue
(Genesis Health System)	4.000%	7/1/12	1,860	1,921
Iowa Higher Education Loan Authority Revenue
Private College Facility (Grinnell College
Project)	2.100%	12/1/11 (ETM)	8,000	8,110
Iowa Higher Education Loan Authority Revenue
Private College Facility (Grinnell College
Project)	4.000%	12/1/11	1,000	1,030
Iowa Higher Education Loan Authority Revenue
Private College Facility (Grinnell College
Project)	5.000%	12/1/12	1,700	1,832
Iowa Higher Education Loan Authority Revenue
Private College Facility (Grinnell College
Project)	5.000%	12/1/15	1,400	1,592
Polk County IA GO	3.000%	6/1/12	510	526
				25,901
Kansas (0.6%)
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/11	1,755	1,803
Kansas Department of Transportation Highway
Revenue VRDO	0.270%	2/7/11	41,600	41,600
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	4.000%	11/15/13	1,000	1,066

Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	4.500%	11/15/14	2,500	2,726
Kansas Development Finance Authority
Revenue (Sisters of Charity of Leavenworth
Health System)	5.000%	1/1/14	5,150	5,546
Newton KS Hospital Revenue (Newton
Healthcare Corp.) VRDO	0.540%	2/7/11 LOC	4,905	4,905
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	3.000%	11/15/11	500	506
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	4.500%	11/15/12	1,000	1,048
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/13	2,000	2,145
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/14	2,060	2,232
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/14	2,000	2,164
				65,741
Kentucky (0.5%)
Boone County KY Pollution Control Revenue
(Duke Energy Kentucky Inc. Project) VRDO	0.270%	2/7/11 LOC	1,900	1,900
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	2.000%	2/1/11	1,000	1,000
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	3.000%	2/1/12	1,000	1,012
Kentucky Economic Development Finance
Authority Solid Waste Revenue (Republic
Services Inc. Project) PUT	2.250%	3/1/11	6,000	6,000
Kentucky Property & Building Commission
Revenue	5.000%	11/1/15	4,000	4,451
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/12	4,335	4,588
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/13	3,730	4,059
Louisville & Jefferson County KY Metropolitan
Government Pollution Control Revenue
(Louisville Gas & Electric Co. Project) PUT	5.375%	12/1/11	10,000	10,219
Louisville & Jefferson County KY Metropolitan
Government Pollution Control Revenue
(Louisville Gas & Electric Co. Project) PUT	1.900%	4/2/12	15,000	15,010
1 Louisville & Jefferson County KY Metropolitan
Sewer District Sewer & Drainage System
Revenue TOB VRDO	0.300%	2/7/11 (13)	6,640	6,640
				54,879
Louisiana (1.4%)
1 Louisiana Gas & Fuels Tax Revenue TOB
VRDO	0.300%	2/7/11 (4)	5,885	5,885
4 Louisiana Gasoline & Fuel Tax Revenue PUT	1.040%	6/1/13	25,100	25,108
Louisiana GO VRDO	0.260%	2/7/11 LOC	6,505	6,505
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	4.000%	10/1/12	2,000	2,085

Louisiana Office Facilities Corp. Lease Revenue
(Capitol Complex Project)	5.000%	3/1/14	2,900	3,097
Louisiana Office Facilities Corp. Lease Revenue
(Capitol Complex Project)	5.000%	5/1/14	1,350	1,444
Louisiana Office Facilities Corp. Lease Revenue
(Capitol Complex Project)	5.000%	5/1/15	1,500	1,606
Louisiana Offshore Terminal Authority Deep
Water Port Revenue (LOOP LLC Project) PUT	1.600%	10/1/12	4,000	3,984
Louisiana Offshore Terminal Authority Deep
Water Port Revenue (LOOP LLC Project) PUT	1.875%	10/1/13	5,000	4,943
Louisiana Offshore Terminal Authority Deep
Water Port Revenue (LOOP LLC Project) PUT	2.100%	10/1/14	3,500	3,429
1 Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Project) TOB VRDO	0.390%	2/7/11 (4)	3,330	3,330
Louisiana Public Facilities Authority Revenue
(CHRISTUS Health)	5.000%	7/1/12 (4)	6,000	6,266
Louisiana Public Facilities Authority Revenue
(CHRISTUS Health)	5.000%	7/1/13 (4)	6,000	6,386
Louisiana Public Facilities Authority Revenue
(CHRISTUS Health)	5.000%	7/1/14 (4)	9,785	10,439
Louisiana Public Facilities Authority Revenue
(Entergy Gulf States Project)	2.875%	11/1/15	1,750	1,717
Orleans Parish LA GO	3.000%	9/1/11 (4)	8,000	8,098
Orleans Parish LA GO	4.000%	9/1/12 (4)	1,500	1,558
Orleans Parish LA GO	4.000%	9/1/13 (4)	2,500	2,623
1 St. James Parish LA Revenue (Nustar Logistics
LP Project) VRDO	0.290%	2/7/11 LOC	35,740	35,740
St. James Parish LA Revenue (Nustar Logistics
LP Project) VRDO	0.290%	2/7/11 LOC	22,500	22,500
				156,743
Maine (0.1%)
1 Maine Turnpike Authority Turnpike Revenue
TOB VRDO	0.340%	2/7/11	10,005	10,005

Maryland (0.7%)
Maryland GO	5.000%	2/1/11	15,000	15,000
Maryland GO	5.000%	3/1/11	14,375	14,431
Maryland GO	5.250%	3/1/12	3,000	3,157
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	5.000%	11/15/11	5,000	5,175
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	4.000%	7/1/11	750	758
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/12	1,000	1,048
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	6.000%	7/1/12 (Prere.)	6,500	6,999
Maryland Transportation Authority GAN	5.000%	3/1/11	22,380	22,468
Maryland Transportation Authority GAN	5.000%	3/1/14	7,480	8,328
				77,364
Massachusetts (3.1%)
1 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.350%	2/7/11	5,290	5,290

Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/13	8,000	8,513
Massachusetts Department of Transportation
Metropolitan Highway System Revenue
VRDO	0.280%	2/7/11	20,435	20,435
Massachusetts Department of Transportation
Metropolitan Highway System Revenue
VRDO	0.280%	2/7/11 LOC	17,600	17,600
Massachusetts Development Finance Agency
Revenue (Boston University)	2.875%	10/1/14	5,000	5,077
Massachusetts Development Finance Agency
Revenue (Boston University)	2.875%	10/1/14	2,500	2,538
Massachusetts Development Finance Agency
Revenue (Partners Healthcare) PUT	5.000%	1/14/16	6,000	6,556
Massachusetts GO	5.250%	11/1/11 (Prere.)	10,000	10,360
Massachusetts GO	5.250%	11/1/11 (Prere.)	15,000	15,540
Massachusetts GO	6.000%	11/1/11	10,810	11,264
4 Massachusetts GO	0.530%	12/1/12	18,000	18,022
4 Massachusetts GO	0.670%	2/1/13	20,630	20,641
4 Massachusetts GO	0.820%	2/1/14	7,500	7,502
Massachusetts GO	5.000%	1/1/15	4,000	4,480
1 Massachusetts GO TOB VRDO	0.290%	2/7/11	36,740	36,740
1 Massachusetts GO TOB VRDO	0.350%	2/7/11 LOC	28,940	28,940
Massachusetts Health & Educational Facilities
Authority Revenue (Amherst College) PUT	2.750%	1/5/12	4,000	4,083
Massachusetts Health & Educational Facilities
Authority Revenue (Caregroup)	5.000%	7/1/12	3,000	3,118
1 Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University) TOB
VRDO	0.290%	2/7/11	7,500	7,500
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	4.000%	10/1/12	5,000	5,217
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/12	2,500	2,649
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)
PUT	4.125%	2/16/12	6,000	6,161
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)
PUT	4.100%	4/19/12	13,000	13,429
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) VRDO	0.250%	2/7/11	13,385	13,385
Massachusetts Special Obligation Revenue	4.000%	6/15/12	5,695	5,953
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.290%	2/7/11 (4)	3,920	3,920
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.350%	2/7/11 LOC	30,055	30,055
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.370%	2/7/11 LOC	20,770	20,770
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.370%	2/7/11 (4)LOC	19,835	19,835
Route 3 North Transportation Improvement
Association Massachusetts Lease Revenue	5.750%	6/15/11 (14)	3,415	3,429
				359,002
Michigan (1.9%)
Detroit MI GO	5.000%	4/1/11 (12)	8,465	8,498

Detroit MI GO	5.000%	4/1/12 (12)	8,860	9,061
Detroit MI Sewer System Revenue	5.000%	7/1/13 (Prere.)	14,935	16,422
Detroit MI Sewer System Revenue PUT	5.500%	1/1/12 (14)	3,325	3,402
Macomb County MI Revenue	5.875%	11/15/13 (Prere.)	9,590	10,884
Michigan (New Center Development Inc.) COP
PUT	5.000%	9/1/11 (14)	6,250	6,340
Michigan Building Authority Revenue	5.500%	10/15/16	1,935	1,984
Michigan Building Authority Revenue PUT	5.000%	10/15/11 (2)	5,000	5,123
Michigan Finance Authority State Aid RAN	2.000%	8/19/11	7,500	7,549
Michigan GO	5.000%	5/1/11	5,000	5,058
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group)	5.000%	11/15/15	3,000	3,281
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	5.000%	4/1/11	5,935	5,979
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	3.750%	3/15/12	10,000	10,334
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.500%	6/1/12	16,000	16,089
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	4.000%	11/15/13	1,000	1,029
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	4.000%	11/15/14	1,500	1,541
Michigan Hospital Finance Authority Revenue
(Trinity Health)	4.000%	12/1/13	1,000	1,058
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	3.550%	10/1/11	3,000	3,062
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/12	1,910	2,042
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/12	3,065	3,278
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/15	1,835	2,073
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/15	3,185	3,598
Michigan State University Board of Trustees
General Revenue VRDO	0.260%	2/7/11	33,305	33,305
Michigan Strategic Fund Limited Obligation
Revenue (Detroit Edison Co. Project) PUT	3.050%	12/3/12	9,000	9,108
Michigan Strategic Fund Limited Obligation
Revenue (Evangelical Homes) VRDO	0.290%	2/7/11 LOC	7,705	7,705
Oakland County MI Economic Development
Corp. Revenue (Cranbrook Educational
Community Project) VRDO	0.300%	2/7/11 LOC	3,475	3,475
Royal Oak MI Hospital Finance Authority
Hospital Revenue (Beaumont Hospital)	5.000%	8/1/15	2,500	2,632
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	4.000%	7/1/11	1,675	1,688
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	4.000%	7/1/12	2,150	2,198
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/13	2,250	2,361
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/14	2,310	2,439
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/15	2,215	2,334
1 Saginaw Valley State University Michigan
Revenue TOB VRDO	0.390%	2/7/11 (4)	5,000	5,000
University of Michigan University Revenue	4.000%	4/1/15	9,600	10,402

Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	4.000%	12/1/11	3,995	4,079
Wayne State University Michigan Revenue	5.000%	11/15/12	1,500	1,603
Wayne State University Michigan Revenue	5.000%	11/15/13	1,540	1,685
1 Western Michigan University GO TOB VRDO	0.310%	2/7/11 (4)	4,995	4,995
				222,694
Minnesota (0.8%)
Minnesota GO	4.000%	8/1/11	19,990	20,359
Minnesota GO	4.000%	12/1/11	11,725	12,084
Minnesota GO	4.000%	8/1/12	17,810	18,731
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/15	11,180	12,669
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/16	11,535	13,256
St. Cloud MN Health Care Revenue (Centracare
Health System)	5.000%	5/1/12	1,000	1,043
St. Cloud MN Health Care Revenue (Centracare
Health System)	5.000%	5/1/13	1,000	1,064
St. Cloud MN Health Care Revenue (Centracare
Health System)	5.000%	5/1/14	1,000	1,078
St. Louis Park MN Health Care Facilities
Revenue (Park Nicollet Health Services)	5.500%	7/1/11	2,000	2,031
St. Louis Park MN Health Care Facilities
Revenue (Park Nicollet Health Services)	5.500%	7/1/12	5,000	5,244
				87,559
Mississippi (0.3%)
Jackson State University Educational Building
Corp. Mississippi Revenue (Campus Facilities
Project)PUT	5.000%	3/1/11 (Prere.)	4,745	4,763
Medical Center Educational Building Corp.
Revenue (University of Mississippi Medical
Center)	4.000%	6/1/12	1,250	1,299
Medical Center Educational Building Corp.
Revenue (University of Mississippi Medical
Center)	4.000%	6/1/14	1,000	1,063
Mississippi Business Finance Corp. Revenue
(Mississippi Power Co. Project) PUT	2.250%	1/15/13	6,000	5,982
Mississippi Business Finance Corp. Solid Waste
Disposal Revenue (Waste Management Inc.
Project) PUT	1.750%	9/1/11	1,600	1,591
Mississippi Business Finance Corp. Solid Waste
Disposal Revenue (Waste Management Inc.
Project) PUT	1.250%	11/1/11	8,200	8,200
Mississippi GO (Nissan Project) VRDO	0.310%	2/7/11	14,315	14,315
				37,213
Missouri (1.8%)
Kansas City MO Industrial Development
Authority Revenue (Downtown
Redevelopment District) VRDO	0.300%	2/7/11 LOC	8,680	8,680
Kansas City MO Industrial Development
Authority Revenue (Downtown
Redevelopment District) VRDO	0.300%	2/7/11 LOC	30,045	30,045
Kansas City MO Special Obligation Revenue
VRDO	0.290%	2/7/11 LOC	28,825	28,825
Missouri Development Finance Board Cultural
Facilities Revenue (Nelson Gallery
Foundation) VRDO	0.270%	2/1/11	11,870	11,870

Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System) VRDO	0.310%	2/7/11 LOC	17,325	17,325
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System) VRDO	0.310%	2/7/11 LOC	14,250	14,250
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System) VRDO	0.310%	2/7/11 LOC	33,500	33,500
Missouri Health & Educational Facilities
Authority Revenue (Ascension Health Credit
Group) PUT	1.250%	5/16/12	15,950	16,065
Missouri Health & Educational Facilities
Authority Revenue (Ascension Health Credit
Group) PUT	1.250%	5/16/12	29,100	29,286
Missouri Highways & Transportation
Commission Road Revenue	3.000%	2/1/13	15,500	16,195
				206,041
Montana (0.1%)
Montana Facility Finance Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/13	3,035	3,231
Montana Facility Finance Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/14	6,135	6,678
				9,909
Nebraska (0.2%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 2) VRDO	0.290%	2/7/11	40	40
1 Nebraska Public Power District Revenue TOB
VRDO	0.300%	2/7/11 (13)	5,665	5,665
1 Omaha NE Public Power District Separate
Electric Revenue TOB VRDO	0.280%	2/7/11 LOC	18,265	18,265
				23,970
Nevada (1.8%)
Clark County NV Airport BAN	5.000%	7/1/12	30,000	31,354
Clark County NV Airport Improvement Revenue	5.250%	7/1/11 (Prere.)	4,245	4,332
Clark County NV Bond Bank GO	5.000%	6/1/12 (ETM)	5,000	5,295
Clark County NV GO	5.000%	11/1/11	7,315	7,561
Clark County NV GO	5.000%	11/1/12	6,755	7,236
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/11 (2)	7,120	7,250
Clark County NV Industrial Development
Revenue (Southwest Gas Corp. Project)
VRDO	0.310%	2/7/11 LOC	5,900	5,900
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/11	3,595	3,654
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	3.000%	7/1/12	2,000	2,039
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/12	2,700	2,828
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	4.000%	7/1/13	2,000	2,086

Clark County NV School District GO	5.000%	6/15/11 (14)	8,000	8,121
Clark County NV School District GO	5.250%	6/15/11 (14)	15,000	15,240
Clark County NV School District GO	5.500%	12/15/11 (4)(Prere.)	6,000	6,269
Clark County NV School District GO	5.000%	6/15/13 (14)	9,645	10,310
Clark County NV School District GO	5.250%	6/15/13 (14)	20,335	21,854
1 Clark County NV Water Reclamation District GO
TOB VRDO	0.290%	2/7/11	9,800	9,800
Las Vegas Valley Water District Nevada GO	5.000%	6/1/11 (14)	5,000	5,077
Las Vegas Valley Water District Nevada GO	5.000%	6/1/12 (14)	5,125	5,408
Las Vegas Valley Water District Nevada GO	5.000%	6/1/13	500	541
Las Vegas Valley Water District Nevada GO	5.000%	6/1/14	250	275
Las Vegas Valley Water District Nevada GO	5.000%	6/1/15	500	553
1 Las Vegas Valley Water District Nevada GO
TOB VRDO	0.290%	2/7/11	20,150	20,150
Las Vegas Valley Water District Nevada GO
Water Improvement Revenue	5.000%	2/1/11	2,925	2,925
Nevada Capital Improvement & Cultural Affairs
GO	5.000%	3/1/11 (4)	6,215	6,239
Nevada Capital Improvement & Cultural Affairs
GO	5.000%	12/1/11 (14)	5,210	5,406
Nevada Capital Improvement & Cultural Affairs
GO	5.000%	5/1/12	2,545	2,681
Nevada Capital Improvement & Cultural Affairs
GO	5.000%	5/1/13	4,000	4,311
1 Nevada System of Higher Education University
Revenue TOB VRDO	0.340%	2/7/11	7,570	7,570
				212,265
New Hampshire (0.2%)
New Hampshire GO	5.000%	8/15/14	2,500	2,803
New Hampshire GO	5.000%	2/15/15	1,285	1,448
New Hampshire GO	5.000%	8/15/15	5,000	5,678
New Hampshire Health & Education Facilities
Authority Revenue (Dartmouth College)
VRDO	0.270%	2/7/11	9,430	9,430
				19,359
New Jersey (4.2%)
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.250%	11/1/12 (4)	10,000	10,781
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.500%	11/1/14 (4)	6,725	7,663
New Jersey Building Authority Revenue	5.000%	12/15/11	10,415	10,816
New Jersey Building Authority Revenue	5.000%	12/15/12	11,145	11,924
New Jersey Building Authority Revenue	5.000%	12/15/13	11,710	12,817
New Jersey COP	5.000%	6/15/12	3,800	3,984
New Jersey COP	5.000%	6/15/13	5,000	5,327
New Jersey COP	5.000%	6/15/14	5,120	5,513
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/11 (ETM)	5,055	5,075
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/11 (ETM)	4,500	4,620
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/15	10,000	10,895
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	5.500%	12/1/13	8,200	8,752
New Jersey Equipment Lease Purchase COP	5.000%	6/15/12	7,570	7,936

New Jersey GO	6.000%	2/15/13 (3)	15,000	16,436
New Jersey GO	6.000%	2/15/13	5,000	5,479
1 New Jersey GO TOB VRDO	0.270%	2/1/11	24,700	24,700
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.000%	10/1/11	3,200	3,291
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.000%	10/1/12	3,995	4,210
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program	0.280%	2/7/11 LOC	16,500	16,500
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.000%	12/1/13	8,470	8,794
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/13	2,500	2,667
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/15	2,500	2,692
New Jersey Transportation Corp. COP	5.500%	9/15/11 (2)	5,000	5,147
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/11 (Prere.)	2,025	2,124
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/13 (4)	5,705	6,256
New Jersey Turnpike Authority Revenue VRDO	0.300%	2/7/11 LOC	85,500	85,500
New Jersey Turnpike Authority Revenue VRDO	0.310%	2/7/11 (4)	60,650	60,650
Salem County NJ Pollution Control Financing
Authority Revenue (Public Service Electric &
Gas Co. Project) PUT	0.950%	11/1/11	16,500	16,487
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.750%	6/1/12 (Prere.)	28,055	29,459
Tobacco Settlement Financing Corp. New
Jersey Revenue	6.000%	6/1/12 (Prere.)	12,900	13,833
Tobacco Settlement Financing Corp. New
Jersey Revenue	6.125%	6/1/12 (Prere.)	17,285	18,564
Tobacco Settlement Financing Corp. New
Jersey Revenue	6.125%	6/1/12 (Prere.)	13,825	14,099
Tobacco Settlement Financing Corp. New
Jersey Revenue	6.250%	6/1/13 (Prere.)	14,000	15,706
Tobacco Settlement Financing Corp. New
Jersey Revenue	6.375%	6/1/13 (Prere.)	19,140	21,191
				479,888
New Mexico (1.5%)
New Mexico Educational Assistance Foundation
Revenue	4.000%	9/1/15	4,400	4,670
New Mexico Educational Assistance Foundation
Revenue	4.000%	12/1/15	3,800	4,037
New Mexico Finance Authority Transportation
Revenue	5.000%	12/15/13	4,000	4,440
New Mexico GO	5.000%	3/1/13	5,535	6,015
New Mexico GO	5.000%	3/1/13	7,845	8,525
New Mexico GO	5.000%	3/1/14	9,405	10,465
1 New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) TOB VRDO	0.290%	2/7/11	7,000	7,000
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.300%	2/7/11	28,000	28,000

New Mexico Municipal Energy Acquisition
Authority Gas Supply Revenue VRDO	0.290%	2/7/11	10,000	10,000
New Mexico Severance Tax Revenue	4.000%	7/1/11	28,145	28,571
New Mexico Severance Tax Revenue	5.000%	7/1/11	2,035	2,075
New Mexico Severance Tax Revenue	5.000%	7/1/13	27,900	30,516
New Mexico Severance Tax Revenue	5.000%	7/1/15	9,150	10,329
New Mexico Severance Tax Revenue	5.000%	7/1/15	5,815	6,565
New Mexico Severance Tax Revenue	5.000%	7/1/16	7,445	8,483
				169,691
New York (8.8%)
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/11	1,000	1,011
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/13	4,620	4,952
Long Island NY Power Authority Electric System
Revenue	5.500%	12/1/11 (2)	1,000	1,041
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/14	8,000	8,694
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/15	8,320	9,122
Metropolitan New York Transportation Authority
Revenue	5.250%	11/15/15 (14)(3)	5,000	5,424
1 Metropolitan New York Transportation Authority
Revenue (Dedicated Petroleum Tax) TOB
VRDO	0.290%	2/7/11 (13)	20,000	20,000
Metropolitan New York Transportation Authority
Revenue (Transit Revenue) PUT	5.000%	11/15/12	20,000	21,273
Metropolitan New York Transportation Authority
Revenue (Transit Revenue) PUT	5.000%	11/15/13	20,000	21,658
Metropolitan New York Transportation Authority
Revenue (Transit Revenue) PUT	5.000%	11/15/14	3,485	3,812
1 Metropolitan New York Transportation Authority
Revenue TOB VRDO	0.310%	2/7/11 (13)	11,780	11,780
1 Metropolitan New York Transportation Authority
Revenue TOB VRDO	0.310%	2/7/11 (4)	6,805	6,805
1 Metropolitan New York Transportation Authority
Revenue TOB VRDO	0.390%	2/7/11 (4)	3,625	3,625
Nassau County NY Sewer & Storm Water
Finance Authority System Revenue	5.000%	11/1/12	4,980	5,290
New York City NY Cultural Resources Revenue
(Julliard School) PUT	2.750%	7/1/12	8,000	8,179
New York City NY GO	5.000%	8/1/12	27,760	29,513
New York City NY GO	5.250%	8/1/12	8,535	9,106
New York City NY GO	5.000%	8/1/14	11,525	12,790
New York City NY GO	5.250%	8/1/15	9,855	10,838
New York City NY GO	5.500%	8/1/15	9,675	10,423
1 New York City NY GO TOB VRDO	0.290%	2/7/11	5,005	5,005
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/12	6,655	6,900
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/15	1,500	1,643
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	11/1/11	15,740	16,177
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	5/1/12	10,960	11,427

New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	2.500%	12/27/13	27,745	27,661
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.290%	2/7/11	6,975	6,975
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.290%	2/7/11	5,840	5,840
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.300%	2/7/11 (4)	25,650	25,650
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/11	4,000	4,000
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	11/1/11	33,810	34,713
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	11/1/11	4,950	5,112
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/13	44,335	48,929
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/14	25,760	28,864
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/15	10,000	11,318
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.270%	2/1/11	3,000	3,000
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	2/15/15	2,000	2,191
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/15	5,000	5,512
1 New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities) TOB VRDO	0.290%	2/7/11	8,995	8,995
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/15	11,410	12,686
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	4.000%	2/15/12	2,230	2,305
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/12	5,000	5,213
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/12	7,025	7,467
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/13	2,000	2,134
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/14	2,000	2,161
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/15	1,095	1,189
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/11	7,720	7,764
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/12	20,000	20,936
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/12	8,140	8,549
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/12	3,890	4,085

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/15	14,025	15,748
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/16	10,000	11,316
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.290%	2/7/11	5,000	5,000
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.280%	2/7/11	10,800	10,800
New York State Dormitory Authority Revenue
(Service Contract)	4.000%	7/1/12	13,210	13,783
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/13	15,095	16,397
New York State Dormitory Authority Revenue
(Service Contract)	4.000%	7/1/14	1,270	1,348
New York State Dormitory Authority Revenue
(State University Educational Facilities) PUT	5.250%	5/15/12	10,670	11,203
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project) PUT	3.000%	6/3/13	5,000	5,012
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project) PUT	3.000%	6/3/13	5,000	5,012
New York State Housing Finance Agency
Housing Revenue (320 West 38th Street)
VRDO	0.260%	2/7/11 LOC	20,000	20,000
New York State Local Government Assistance
Corp. Revenue VRDO	0.250%	2/7/11	8,800	8,800
New York State Municipal Bond Bank Agency
Special School Purpose Revenue	5.500%	12/1/12	6,955	7,511
New York State Thruway Authority Revenue	4.000%	7/15/11	40,000	40,634
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/11	4,280	4,312
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/12	3,770	3,956
New York State Thruway Authority Revenue
(Second Generation Highway & Bridge Trust
Fund)	5.000%	4/1/15	7,000	7,800
New York State Thruway Authority Revenue
(Service Contract)	5.000%	4/1/15	15,000	16,714
New York State Urban Development Corp.
Revenue	5.000%	1/1/12	5,000	5,203
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/14	27,035	30,429
New York State Urban Development Corp.
Revenue (Service Contract)	4.000%	1/1/12	8,665	8,937
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/13	4,000	4,282
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/13	14,475	15,494
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/15	27,900	30,706
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/16	25,000	27,752
Oyster Bay NY GO	5.000%	2/15/11	1,000	1,002
Suffolk County NY TAN	2.000%	8/11/11	50,000	50,412

Tobacco Settlement Financing Corp. New York
Revenue	4.000%	6/1/12	20,000	20,827
1 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.290%	2/7/11	9,500	9,500
1 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.300%	2/7/11	11,545	11,545
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.290%	2/7/11 (4)	38,465	38,465
Westchester County NY Health Care Corp.
Revenue	4.000%	11/1/11	7,995	8,096
Westchester County NY Health Care Corp.
Revenue	4.000%	11/1/12	500	511
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/12	1,400	1,456
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/13	3,355	3,509
				1,013,209
North Carolina (3.3%)
Charlotte NC Airport Revenue	5.000%	7/1/12	6,530	6,903
Charlotte NC Airport Revenue	5.000%	7/1/14	2,485	2,733
Charlotte-Mecklenberg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) VRDO	0.340%	2/7/11 (4)	12,625	12,625
1 Charlotte-Mecklenburg Hospital North Carolina
Health Care Authority Health Care System
Revenue (Carolinas Healthcare System) TOB
VRDO	0.360%	2/7/11	6,150	6,150
Guilford County NC GO	5.000%	2/1/11	8,230	8,230
1 Johnston NC Memorial Hospital Authority
Revenue TOB VRDO	0.410%	2/7/11 (4)	5,025	5,025
1 Johnston NC Memorial Hospital Authority
Revenue TOB VRDO	0.410%	2/7/11 (4)	6,565	6,565
1 Johnston NC Memorial Hospital Authority
Revenue TOB VRDO	0.410%	2/7/11 (4)	6,000	6,000
Mecklenburg County NC COP	5.000%	2/1/11	1,000	1,000
Mecklenburg County NC GO	4.000%	2/1/11	2,000	2,000
Mecklenburg County NC GO	5.000%	2/1/11	10,480	10,480
Mecklenburg County NC GO	4.000%	3/1/11	5,000	5,015
Mecklenburg County NC Public Facilities Corp.
Revenue (Annual Appropriation)	5.000%	3/1/11	3,000	3,012
Mecklenburg County NC Public Facilities Corp.
Revenue (Annual Appropriation)	5.000%	3/1/12	5,000	5,244
Mecklenburg County NC Public Facilities Corp.
Revenue (Annual Appropriation)	5.000%	3/1/13	2,700	2,928
Mecklenburg County NC Public Facilities Corp.
Revenue (Annual Appropriation)	5.000%	3/1/14	5,005	5,553
North Carolina Capital Facilities Finance Agency
Solid Waste Disposal Revenue Bonds
(Republic Services, Inc.) PUT	2.100%	3/1/11	32,500	32,504
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/15	5,000	5,438
North Carolina Eastern Municipal Power Agency
Revenue	5.375%	1/1/13	6,000	6,393
North Carolina Eastern Municipal Power Agency
Revenue	5.000%	1/1/14	2,170	2,343
North Carolina Eastern Municipal Power Agency
Revenue	5.000%	1/1/15	2,000	2,175

North Carolina Eastern Municipal Power Agency
Revenue	5.500%	1/1/15	8,000	8,558
North Carolina GAN	4.000%	3/1/11	5,420	5,437
North Carolina GAN	5.000%	3/1/13	11,740	12,739
North Carolina GO	5.500%	3/1/11	16,510	16,582
North Carolina GO	5.000%	4/1/11	10,000	10,078
North Carolina GO	5.500%	3/1/13	9,000	9,883
North Carolina Medical Care Commission Health
Care Facilities Revenue (Duke University
Health System) VRDO	0.320%	2/7/11	47,070	47,070
North Carolina Medical Care Commission Health
Care Facilities Revenue (University Health
Systems ofEastern Carolina) VRDO	0.330%	2/7/11 LOC	9,080	9,080
1 North Carolina Medical Care Commission
Hospital Revenue (Baptist Hospital) TOB
VRDO	0.290%	2/7/11	5,000	5,000
North Carolina Medical Care Commission
Hospital Revenue (Baptist Hospital) VRDO	0.270%	2/7/11 LOC	9,360	9,360
North Carolina Medical Care Commission
Hospital Revenue (CaroMont Health) VRDO	0.320%	2/7/11 LOC	19,980	19,980
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/13	1,560	1,685
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/14	2,495	2,749
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/15	1,500	1,662
North Carolina Municipal Power Agency
Revenue	5.250%	1/1/13	6,000	6,449
North Carolina Municipal Power Agency
Revenue	5.500%	1/1/13 (ETM)	4,540	4,942
North Carolina Municipal Power Agency
Revenue	5.500%	1/1/13	9,635	10,397
University of North Carolina Chapel Hill
Foundation Revenue VRDO	0.290%	2/7/11	11,265	11,265
University of North Carolina Chapel Hill
Foundation Revenue VRDO	0.320%	2/7/11	19,600	19,600
Wake County NC GO	4.000%	2/1/14	16,060	17,405
Wake County NC Public Improvement GO	5.000%	3/1/11	16,000	16,063
				384,300
Ohio (3.3%)
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	9/1/12	4,440	4,671
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	9/1/13	21,675	23,336
1 American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project) TOB
VRDO	0.310%	2/7/11 (12)	2,200	2,200
Columbus OH GO	5.000%	7/1/11	1,500	1,529
Columbus OH GO	5.000%	9/1/11	5,605	5,758
Columbus OH GO	5.000%	9/1/11	5,440	5,588
Columbus OH GO	5.000%	7/1/12	1,250	1,328
Euclid OH BAN	1.875%	5/18/11	2,540	2,546
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.280%	2/7/11	43,000	43,000

Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.270%	2/7/11	17,470	17,470
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.270%	2/7/11	18,470	18,470
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.290%	2/7/11	25,655	25,655
Lorain County OH Hospital Facilities Revenue
(EMH Regional Medical Center) VRDO	0.290%	2/7/11 LOC	7,600	7,600
Middletown OH Hospital Facilities Revenue
(Atrium Medical Center) VRDO	0.290%	2/7/11 LOC	11,590	11,590
Montgomery County OH Revenue (Catholic
Health Initiatives) PUT	5.000%	11/12/13	8,000	8,695
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project) PUT	5.250%	3/1/11	10,000	10,030
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project) PUT	3.000%	4/2/12	2,900	2,915
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project) PUT	3.000%	4/2/12	5,500	5,504
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project) PUT	4.750%	8/1/12	14,000	14,559
Ohio Air Quality Development Authority
Revenue (Columbus Southern Power Co.
Project) PUT	3.875%	6/1/14	3,500	3,529
Ohio Air Quality Development Authority
Revenue (Ohio Power Co. Project) PUT	3.250%	6/2/14	5,000	5,012
Ohio Conservation Projects GO	5.000%	8/1/14	15,000	16,739
Ohio GO	5.000%	5/1/11 (ETM)	2,315	2,342
Ohio GO	3.000%	8/1/11	11,540	11,690
Ohio GO	4.000%	8/1/11	7,460	7,594
Ohio GO	5.000%	8/1/11 (14)	3,000	3,070
Ohio GO	5.000%	5/1/12	2,100	2,217
Ohio GO	5.000%	8/1/12	9,800	10,427
Ohio GO	5.000%	9/15/15	10,000	11,313
1 Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) TOB VRDO	0.290%	2/7/11	6,275	6,275
Ohio Higher Educational Facility Commission
Revenue (Marietta College Project) VRDO	0.300%	2/7/11 LOC	2,560	2,560
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	5.000%	10/1/14	3,000	3,352
Ohio Higher Educational Facility Commission
Revenue (Ohio Northern University Project)
VRDO	0.360%	2/7/11 LOC	6,300	6,300
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/14	625	664
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/15	500	534
Ohio Infrastructure Improvement GO	4.000%	8/1/12	12,315	12,919
Ohio Major New State Infrastructure Project
Revenue	5.000%	6/15/12	10,000	10,585
Ohio Mental Health Capital Facilities Revenue	5.000%	8/1/11 (2)	4,190	4,283

Ohio Solid Waste Revenue (Republic Services
Inc. Project) PUT	2.250%	3/1/11	8,500	8,500
1 Ohio Water Development Authority Fresh Water
Revenue TOB VRDO	0.350%	2/7/11	9,925	9,925
Ohio Water Development Authority Solid Waste
Disposal Revenue (Waste Management
Project) PUT	2.625%	1/2/13	4,000	3,953
Ohio Water Development Authority Solid Waste
Revenue (Waste Management Inc. Project)
PUT	2.300%	6/1/11	7,000	6,990
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.050%	6/1/12 (Prere.)	11,780	12,484
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/11	2,500	2,503
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/14 (4)	2,440	2,659
University of Cincinnati Ohio General Receipts	5.000%	6/1/14	3,000	3,284
				384,147
Oklahoma (1.0%)
Oklahoma Development Finance Authority
Health System Revenue (Integris Baptist)	5.000%	8/15/12	1,875	1,974
Oklahoma Development Finance Authority
Health System Revenue (Integris Baptist)
VRDO	0.270%	2/7/11 (12)	49,840	49,840
Oklahoma Development Finance Authority
Health System Revenue (Integris Baptist)
VRDO	0.300%	2/7/11 (12)	33,205	33,205
Oklahoma Municipal Power Authority Power
Supply System Revenue PUT	3.875%	7/1/12 (4)	5,000	5,197
4 Oklahoma Municipal Power Authority Power
Supply System Revenue PUT	1.040%	8/1/13	6,595	6,529
Oklahoma Transportation Authority Turnpike
System Revenue	5.375%	1/1/12 (2)	11,900	12,443
1 Tulsa County OK Industrial Authority Health
Care Revenue (St. Francis Health System
Inc.) TOB VRDO	0.360%	2/7/11	7,620	7,620
				116,808
Oregon (0.3%)
Clackamas County OR Hospital Facility
Authority Revenue (Legacy Health System)
PUT	5.000%	7/15/12	7,000	7,346
Gilliam County OR Solid Waste Disposal
Revenue (Waste Management Inc. Project)
PUT	1.700%	9/1/11	1,500	1,500
Oregon Department Administrative Services
COP	5.000%	5/1/12	2,500	2,632
Oregon Department Administrative Services
Lottery Revenue	5.000%	4/1/14	2,000	2,217
Oregon Department Transportation Highway
Usertax Revenue	4.000%	11/15/11	2,000	2,057
Oregon Facilities Authority Revenue
(PeaceHealth)	3.000%	3/15/11	12,430	12,451
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	3/15/13	1,000	1,054
Oregon Facilities Authority Revenue
(PeaceHealth)	4.000%	11/1/13	500	529

Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	3/15/14	1,050	1,119
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	3/15/15	1,500	1,607
				32,512
Pennsylvania (6.8%)
1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	0.290%	2/7/11	39,200	39,200
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	3.000%	5/15/11	3,500	3,525
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	6/15/11	1,750	1,779
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	9/1/11	1,500	1,538
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	4.000%	5/15/12	5,000	5,183
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	6/15/12	2,000	2,104
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/13	10,000	10,744
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/14	10,500	11,476
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/15	8,350	9,184
4 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) PUT	1.340%	8/1/13	10,000	9,875
Carlisle PA Area School District GO	5.375%	3/1/12 (Prere.)	1,550	1,632
Carlisle PA Area School District GO	5.375%	3/1/12 (Prere.)	1,635	1,721
Carlisle PA Area School District GO	5.375%	3/1/12 (Prere.)	1,725	1,816
Carlisle PA Area School District GO	5.375%	3/1/12 (Prere.)	1,820	1,916
Central Bucks PA School District GO	5.500%	5/15/12 (Prere.)	3,785	4,026
Central Bucks PA School District GO	5.500%	5/15/12 (Prere.)	2,400	2,553
Central Bucks PA School District GO	5.500%	5/15/12 (Prere.)	1,500	1,596
Delaware County PA GO	5.000%	10/1/12	1,115	1,194
Delaware County PA Industrial Development
Authority Pollution Control Revenue (PECO
Energy Co. Proje	4.000%	12/1/12	10,000	10,387
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.290%	2/7/11 LOC	28,700	28,700
Governor Mifflin PA School District GO VRDO	0.340%	2/7/11 (4)	14,970	14,970
Governor Mifflin PA School District GO VRDO	0.340%	2/7/11 (4)	13,225	13,225
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network) VRDO	0.270%	2/1/11 (12)	15,000	15,000
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/13	2,000	2,114

Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/14	2,670	2,852
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	0.310%	2/7/11	13,700	13,700
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	0.280%	2/7/11	15,980	15,980
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	0.280%	2/7/11	9,375	9,375
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply L	3.000%	9/1/15	4,250	4,178
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply L	3.000%	9/1/15	8,250	8,046
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply L	3.000%	9/1/15	5,000	4,916
Pennsylvania Economic Development Financing
Authority Revenue (Convention Center
Project)	5.000%	6/15/12	3,730	3,929
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project)	2.750%	9/1/13	4,500	4,458
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT 2.625%		12/3/12	11,375	11,437
Pennsylvania GO	5.000%	3/15/11	9,120	9,172
Pennsylvania GO	5.000%	7/1/11 (14)	30,935	31,537
Pennsylvania GO	5.000%	9/1/11	14,430	14,822
Pennsylvania GO	5.100%	5/1/12 (4)(Prere.)	6,800	7,187
Pennsylvania GO	5.000%	4/15/13	10,745	11,708
Pennsylvania GO	4.000%	7/15/13	16,995	18,242
Pennsylvania GO	5.000%	9/1/13	4,300	4,738
Pennsylvania GO	5.000%	9/1/14 (4)	12,000	13,454
Pennsylvania GO	5.000%	7/1/15 (14)	2,380	2,592
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pittsburgh
Medical Center)	3.500%	5/15/12	3,000	3,084
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/15	4,250	4,674
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.000%	7/1/11	5,000	5,090
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program)	5.000%	6/15/11	2,270	2,309
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program)	5.000%	6/15/12	8,470	8,962
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program)	5.000%	6/15/12	2,750	2,910

Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program)	5.000%	6/15/13	13,945	15,183
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program)	5.000%	6/15/13	3,000	3,266
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program)	5.000%	6/15/14	8,000	8,857
Pennsylvania State University Revenue	5.250%	8/15/12	5,980	6,402
1 Pennsylvania State University Revenue TOB
VRDO	0.330%	2/7/11	12,730	12,730
Pennsylvania Turnpike Commission Registration
Fee Revenue VRDO	0.300%	2/7/11 (4)	28,920	28,920
Pennsylvania Turnpike Commission Registration
Fee Revenue VRDO	0.300%	2/7/11 (4)	28,495	28,495
Pennsylvania Turnpike Commission Revenue	3.000%	6/1/11 (12)	1,780	1,795
4 Pennsylvania Turnpike Commission Revenue	0.810%	12/1/11	13,000	13,021
4 Pennsylvania Turnpike Commission Revenue	0.910%	12/1/12	12,000	12,012
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/14	8,095	8,767
Pennsylvania Turnpike Commission Revenue
VRDO	0.290%	2/7/11	18,513	18,512
Pennsylvania Turnpike Commission Revenue
VRDO	0.300%	2/7/11 (4)	22,030	22,030
Pennsylvania Turnpike Commission Revenue
VRDO	0.320%	2/7/11	52,263	52,262
Philadelphia PA Airport Parking Authority
Revenue	5.000%	9/1/11	3,000	3,075
Philadelphia PA Airport Parking Authority
Revenue	5.000%	9/1/12	3,000	3,143
Philadelphia PA Airport Revenue	5.000%	6/15/14	1,000	1,077
Philadelphia PA Airport Revenue	5.000%	6/15/15	3,100	3,344
Philadelphia PA Authority Industrial
Development Revenue (Girard Estate
Aramark Project) VRDO	0.290%	2/7/11 LOC	11,450	11,450
Philadelphia PA Authority Industrial
Development Revenue (Inglis House Project)
VRDO	0.280%	2/7/11	5,400	5,400
Philadelphia PA Industrial Development
Authority Lease Revenue VRDO	0.260%	2/7/11 LOC	50,700	50,700
Philadelphia PA Water & Waste Water Revenue	7.000%	6/15/11	11,000	11,238
Philadelphia PA Water & Waste Water Revenue	5.000%	6/15/16	5,000	5,404
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.000%	6/1/11	5,000	5,069
St. Mary's Hospital Authority Bucks County PA
Revenue (Catholic Health Initiatives) VRDO	0.300%	2/7/11	9,100	9,100
Uniontown PA Area School District GO	5.500%	10/1/12 (Prere.)	9,950	10,757
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	4.000%	9/15/11	1,000	1,023
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.000%	9/15/11	2,100	2,161
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.000%	9/15/12	8,090	8,651

Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	3.500%	7/1/13	1,830	1,865
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	4.000%	7/1/14	1,380	1,424
				781,943
Puerto Rico (0.6%)
Puerto Rico Municipal Finance Agency GO	5.750%	8/1/11 (4)	8,000	8,070
Puerto Rico Municipal Finance Agency GO	5.750%	8/1/11 (4)	7,750	7,818
Puerto Rico Public Finance Corp. Revenue	5.500%	2/1/12 (Prere.)	15,000	15,743
Puerto Rico Sales Tax Financing Corp. Revenue
PUT	5.000%	8/1/11 (Prere.)	40,000	40,928
				72,559
Rhode Island (0.2%)
Rhode Island & Providence Plantations GO	5.000%	10/1/12	4,000	4,273
Rhode Island Health & Educational Building
Corp. Higher Education Facility Revenue
(Rogers WilliamsUniversity) VRDO	0.350%	2/7/11 LOC	17,930	17,930
				22,203
South Carolina (1.4%)
Charleston SC Waterworks & Sewer Capital
Improvement Revenue VRDO	0.300%	2/7/11	39,375	39,375
Greenville County SC Hospital Revenue
(Greenville Hospital System)	5.000%	5/1/11	2,610	2,638
Greenville County SC Hospital Revenue
(Greenville Hospital System)	5.000%	5/1/12	5,275	5,496
Greenville County SC Hospital System Revenue
VRDO	0.850%	2/7/11 LOC	34,000	34,000
Greenville County SC School District GO	5.000%	12/1/15	5,000	5,507
1 Greer SC Combined Utility System Revenue
TOB VRDO	0.290%	2/7/11 (13)	9,685	9,685
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/15	2,000	2,177
South Carolina Educational Facilities Authority
for Private Nonprofit Institutions Revenue
(Converse College) VRDO	0.290%	2/7/11 LOC	7,000	7,000
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	2.000%	2/1/11	2,000	2,000
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	3.000%	2/1/12	1,000	1,017
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/13	1,000	1,058
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/14	2,000	2,145
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/15	1,000	1,079
South Carolina Jobs Economic Development
Authority Revenue (Waste Management of
South Carolina Inc.Project) PUT	1.250%	11/1/11	7,060	7,060
South Carolina Ports Authority Revenue	4.000%	7/1/13	1,000	1,051
South Carolina Ports Authority Revenue	4.000%	7/1/15	2,355	2,475

South Carolina Public Service Authority
Revenue	5.000%	1/1/14	3,000	3,309
South Carolina Transportation Infrastructure
Revenue	5.100%	10/1/11 (Prere.)	7,000	7,214
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/14	14,220	15,486
South Carolina Transportation Infrastructure
Revenue	5.250%	10/1/15 (2)	4,295	4,739
Spartanburg County SC Regional Health
Services District Revenue VRDO	0.310%	2/7/11 (12)	5,120	5,120
				159,631
Tennessee (1.8%)
Blount County TN Public Building Authority
Revenue (Local Government Public
Improvement)	5.000%	6/1/11	15,000	15,227
Hamilton County TN CP	0.550%	2/3/11	38,000	38,000
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.000%	4/1/12	500	517
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.000%	4/1/13	645	679
Knox County TN GO	5.500%	4/1/11	3,000	3,025
1 Knoxville TN Waste Water System Revenue
TOB VRDO	0.340%	2/7/11	7,480	7,480
Lewisburg TN Industrial Development Board
Solid Waste Disposal Revenue (Waste
Management Inc. of Tennessee Project) PUT	2.500%	7/1/12	5,250	5,257
Memphis TN Electric System Revenue	5.000%	12/1/13 (14)	5,000	5,529
Memphis TN Electric System Revenue	5.000%	12/1/14	25,000	28,059
Memphis TN Electric System Revenue	5.000%	12/1/15	25,000	28,327
Metropolitan Government of Nashville TN Airport
Authority Improvement Revenue	4.000%	7/1/14 (4)	4,450	4,755
Murfreesboro TN GO	5.000%	6/1/12	8,090	8,561
Sevier County TN Public Building Authority
Local Government Public Improvement
Revenue	5.000%	3/1/11 (12)	20,000	20,075
Shelby County TN GO	5.000%	4/1/11	1,000	1,008
Shelby County TN Health Educational &
Housing Facility Board Revenue (Baptist
Memorial Health Care)	4.000%	9/1/12	6,135	6,373
Shelby County TN Health Educational &
Housing Facility Board Revenue (Baptist
Memorial Health Care)	5.000%	9/1/13	9,600	10,374
Shelby County TN Health Educational &
Housing Facility Board Revenue (Baptist
Memorial Health Care)	5.000%	9/1/14	2,500	2,739
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare)	5.000%	6/1/11	3,300	3,336
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare)	5.000%	6/1/12	5,000	5,196
Tennessee GO	5.000%	5/1/12	3,500	3,698
Tennessee GO	5.000%	5/1/14	3,000	3,355
Tennessee School Bond Authority Revenue	5.000%	5/1/13	5,460	5,961
				207,531

Texas (10.2%)
Board of Regents of Texas Tech University
System Revenue Financing System Revenue	4.000%	2/15/11	2,010	2,013
1 Brownsville TX Utility System Revenue TOB
VRDO	0.390%	2/7/11 (4)	6,060	6,060
1 Corpus Christi TX Utility Systems Revenue TOB
VRDO	0.340%	2/7/11 (4)	5,130	5,130
1 Dallas TX Area Rapid Transit Sales Tax
Revenue TOB VRDO	0.290%	2/7/11	5,400	5,400
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/13 (12)	2,775	2,987
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/14 (12)	2,775	3,023
Dallas TX GO	5.000%	2/15/11	4,000	4,007
Dallas TX GO	5.000%	2/15/11	8,310	8,325
Dallas TX GO	5.000%	2/15/12	10,000	10,469
Dallas TX GO	5.000%	2/15/15	6,295	7,073
Dallas TX Independent School District GO	5.000%	2/15/15	4,990	5,611
Dallas-Fort Worth TX International Airport
Revenue	4.000%	11/1/12	3,500	3,668
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/13	4,000	4,352
Denton TX Independent School District GO
VRDO	0.290%	2/7/11	17,550	17,550
Fort Bend County TX GO	4.000%	3/1/13	1,305	1,387
Fort Worth TX GO	4.000%	3/1/12	4,260	4,421
Gulf Coast TX Waste Disposal Authority
Environmental Facilities Revenue (BP
Products North America Project) PUT	2.300%	9/3/13	9,000	8,987
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System)	5.250%	12/1/12	15,000	16,017
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (St. Luke's Episcopal
Health Sytem)	5.000%	2/15/13	4,335	4,616
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (St. Luke's Episcopal
Health Sytem)	5.000%	2/15/14	5,915	6,405
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/11	1,000	1,033
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/13	500	542
Harris County TX GO	6.000%	8/1/14 (14)	23,045	26,439
1 Harris County TX GO TOB VRDO	0.300%	2/7/11 (13)	9,600	9,600
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Texas Children's
Hospital) VRDO	0.290%	2/7/11	58,600	58,600
Harris County TX Health Facilities Development
Corp. Revenue (St. Luke's Episcopal Hospital)
VRDO	0.310%	2/7/11	10,000	10,000
Harris County TX Revenue	5.000%	10/1/12	3,000	3,233
Harris County TX Toll Road Revenue	5.375%	8/15/12 (Prere.)	3,250	3,489
Harris County TX Toll Road Revenue	5.375%	8/15/12 (Prere.)	6,000	6,441
Harris County TX Toll Road Revenue PUT	5.000%	8/15/12 (4)	5,000	5,317
Houston TX GO	5.000%	3/1/12 (14)	21,040	22,053
Houston TX Independent School District GO	4.000%	7/15/12	3,010	3,156
Houston TX Utility System Revenue	5.250%	5/15/14 (14)	2,500	2,786
Houston TX Utility System Revenue PUT	5.000%	5/15/11 (2)	8,000	8,095

1 Houston TX Utility System Revenue TOB VRDO	0.340%	2/7/11 (4)	25,490	25,490
1 Houston TX Utility System Revenue TOB VRDO	0.340%	2/7/11	9,995	9,995
1 Houston TX Utility System Revenue TOB VRDO	0.360%	2/7/11 (4)	17,540	17,540
Houston TX Water & Sewer System Revenue	5.250%	12/1/12 (Prere.)	10,260	11,099
Katy TX Independent School District GO	5.000%	2/15/15	4,295	4,830
Lone Star College System Texas GO	5.000%	8/15/12	615	656
Lower Colorado River Authority Texas Revenue	5.000%	5/15/15	2,000	2,221
Lubbock TX Electric Light & Power System
Revenue	4.000%	4/15/14	1,890	2,008
Lubbock TX Electric Light & Power System
Revenue	4.000%	4/15/15	1,125	1,193
Lubbock TX GO	5.000%	2/15/11	1,250	1,252
Lubbock TX GO	5.000%	2/15/12 (14)(Prere.)	4,355	4,557
Lubbock TX Health Facilities Development Corp.
Revenue (St. Joseph Health System) PUT	3.050%	10/16/12	17,550	17,830
Mansfield TX Independent School District GO	5.000%	2/15/12	2,000	2,092
Matagorda County TX Navigation District No. 1
Pollution Control Revenue (AEP Texas
Central Co. Project) PUT	5.125%	6/1/11	7,500	7,582
Mission TX Economic Development Corp. Solid
Waste Disposal Revenue (Allied Waste Inc.
Project) PUT	1.850%	4/1/11	11,500	11,498
Montgomery County TX (Pass-Through Toll
Revenue)	4.000%	3/1/12 (12)	2,000	2,075
Montgomery County TX (Pass-Through Toll
Revenue)	5.000%	3/1/14 (12)	1,475	1,632
North Texas Tollway Authority System Revenue
PUT	5.250%	1/1/12	5,000	5,183
North Texas Tollway Authority System Revenue
PUT	5.000%	1/1/13	20,000	21,076
Northside TX Independent School District GO
PUT	2.100%	6/1/11	10,000	10,037
Northside TX Independent School District GO
PUT	1.500%	8/1/12	17,000	17,032
Northside TX Independent School District GO
PUT	1.750%	6/1/13	20,000	20,002
Plano TX Independent School District GO	5.000%	2/15/11	1,460	1,463
Plano TX Independent School District GO	4.000%	2/15/13	1,210	1,284
1 Port Arthur TX Independent School District GO
TOB VRDO	0.300%	2/7/11 (12)	7,660	7,660
Richardson TX Independent School District GO
VRDO	0.290%	2/7/11	20,300	20,300
San Antonio TX Electric & Gas Systems
Revenue	5.500%	2/1/11	16,085	16,085
San Antonio TX Electric & Gas Systems
Revenue	5.250%	2/1/13	9,410	10,222
San Antonio TX Electric & Gas Systems
Revenue	5.250%	2/1/13 (ETM)	515	561
San Antonio TX Electric & Gas Systems
Revenue	5.375%	2/1/13 (4)	8,000	8,710
San Antonio TX Electric & Gas Systems
Revenue	5.500%	2/1/14	6,210	6,965
San Antonio TX Electric & Gas Systems
Revenue	5.375%	2/1/15	14,000	15,922
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.290%	2/7/11	7,000	7,000
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.360%	2/7/11	11,985	11,985

San Antonio TX GO PUT	1.150%	12/3/12	17,965	17,922
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/12	2,745	2,860
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/13	1,155	1,224
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/14	1,785	1,897
Tarrant County TX Health Facilities
Development Corp. Hospital Revenue (Cook
Children's Medical Center Project)	5.000%	12/1/15	1,580	1,761
Tarrant Regional Water District Texas Water
Revenue	5.000%	3/1/11	3,850	3,865
Tarrant Regional Water District Texas Water
Revenue	5.000%	3/1/12	5,000	5,242
Tarrant Regional Water District Texas Water
Revenue	5.000%	3/1/13	2,000	2,167
Texas A&M University System Revenue
Financing System Revenue	5.000%	5/15/11	2,500	2,534
Texas A&M University System Revenue
Financing System Revenue	5.000%	5/15/12	7,000	7,399
Texas GO	4.000%	10/1/11	7,005	7,176
Texas GO	5.000%	10/1/12	7,000	7,506
Texas GO	5.000%	10/1/13	7,500	8,284
Texas GO	5.000%	10/1/14	8,370	9,410
1 Texas GO TOB VRDO	0.270%	2/1/11	2,740	2,740
1 Texas GO TOB VRDO	0.290%	2/7/11	8,685	8,685
1 Texas GO TOB VRDO	0.290%	2/7/11	73,750	73,750
1 Texas GO TOB VRDO	0.360%	2/7/11	12,190	12,190
Texas GO TRAN	2.000%	8/31/11	100,000	100,951
Texas Public Finance Authority GO	5.000%	10/1/11	4,000	4,124
Texas Public Finance Authority Revenue
(Unemployment Compensation)	3.000%	7/1/12	5,200	5,368
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	7/1/12	45,000	47,723
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	7/1/14	20,735	23,062
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	1/1/15	9,000	10,055
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	7/1/15	34,500	38,838
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	1/1/16	8,000	9,026
Texas State University System Revenue	5.000%	3/15/11	3,000	3,017
Texas State University System Revenue	5.000%	3/15/13	1,000	1,084
Texas Tech University System Revenue
Financing System Revenue	4.000%	2/15/12	2,000	2,073
Texas Transportation Commission Mobility Fund
GO VRDO	0.280%	2/7/11	9,900	9,900
Texas Transportation Commission Revenue	5.000%	4/1/12	8,085	8,510
Texas Transportation Commission Revenue
PUT	5.000%	2/15/11	10,000	10,011
1 Texas Transportation Commission Revenue
TOB VRDO	0.290%	2/7/11	7,495	7,495
Texas Water Development Board Revenue	5.000%	7/15/14	1,355	1,513
Texas Water Development Board Revenue	5.000%	7/15/14	5,260	5,874
Texas Water Financial Assistance GO	4.000%	8/1/11	1,150	1,171

Titus County TX Fresh Water Supply District
Revenue	4.500%	7/1/11	3,500	3,540
Tyler TX Independent School District GO	3.500%	2/15/11	1,845	1,847
Tyler TX Independent School District GO	3.750%	2/15/13	2,150	2,272
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/13 (Prere.)	24,900	27,378
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/13 (Prere.)	10,000	10,995
Waco TX Education Finance Corp. Revenue
(Baylor University) VRDO	0.290%	2/7/11	13,875	13,875
Waco TX Education Finance Corp. Revenue
(Baylor University) VRDO	0.290%	2/7/11	53,225	53,225
				1,172,861
Utah (0.4%)
Davis County UT School District GO	5.000%	6/1/11	1,605	1,630
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/11	5,000	5,094
Utah Board of Regents Student Loan Revenue	4.000%	11/1/13	5,000	5,356
Utah Board of Regents Student Loan Revenue	4.000%	11/1/14	10,000	10,782
Utah GO	5.375%	7/1/12	11,000	11,753
2 Utah GO	4.000%	7/1/14	10,000	10,892
Utah GO	5.000%	7/1/14	4,000	4,490
				49,997
Virgin Islands (0.0%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/14	3,350	3,541

Virginia (1.6%)
Amherst VA Industrial Development Authority
Educational Facilities Revenue (Sweet Briar
College) VRDO	0.290%	2/7/11 LOC	9,390	9,390
Charles City County VA Economic Development
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	1.200%	11/1/11	6,350	6,350
1 Fairfax County VA Industrial Development
Authority Hospital Revenue (Inova Health
System Hospital Project) TOB VRDO	0.290%	2/7/11	9,500	9,500
Fairfax County VA Public Improvement GO	4.000%	4/1/11	4,780	4,810
Louisa VA Industrial Development Authority
Pollution Control Revenue (Virginia Electric &
Power Co.Project) PUT	5.000%	12/1/11	15,000	15,466
Louisa VA Industrial Development Authority
Pollution Control Revenue (Virginia Electric &
Power Co.Project) PUT	5.375%	12/2/13	14,500	15,612
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/12	10,000	10,454
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/12	1,650	1,725
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/13	3,525	3,812
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/13	2,010	2,174

Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/11	3,500	3,595
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/11	4,500	4,622
Virginia GO	4.000%	6/1/11	4,000	4,049
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/11	2,290	2,343
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/14	4,080	4,562
Virginia Public Building Authority Revenue	5.000%	8/1/12	1,100	1,171
Virginia Public Building Authority Revenue	5.000%	8/1/12	6,525	6,947
Virginia Public School Authority Revenue	5.000%	4/15/11	4,000	4,039
Virginia Public School Authority Revenue	4.000%	8/1/11	4,275	4,353
Virginia Public School Authority Revenue	5.000%	8/1/11	1,500	1,535
Virginia Public School Authority Revenue	5.000%	8/1/11	4,135	4,232
Virginia Public School Authority Revenue	4.000%	8/1/12	6,435	6,763
Virginia Public School Authority Revenue	5.000%	8/1/14	20,000	22,413
Virginia Public School Authority Revenue	5.000%	8/1/15	11,440	12,989
1 Virginia Resource Authority Infrastructure
Revenue TOB VRDO	0.290%	2/7/11	5,415	5,415
Virginia Small Business Financing Authority
Health Care Facilities Revenue (Sentara
Healthcare)	5.000%	11/1/13	3,505	3,808
Wise County VA Industrial Development
Authority Solid Waste & Sewage Disposal
Revenue (Virginia Electric & Power Co.) PUT	2.375%	11/1/15	15,000	14,731
				186,860
Washington (2.9%)
1 Bellevue WA GO TOB VRDO	0.390%	2/7/11	5,445	5,445
1 Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue TOB
VRDO	0.270%	2/1/11	6,380	6,380
1 Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue TOB
VRDO	0.290%	2/7/11 (4)	8,280	8,280
Chelan County WA Public Utility District No. 1
Consolidated System Revenue VRDO	0.290%	2/7/11	13,450	13,450
Clark County WA Public Utility Revenue	5.000%	1/1/15	1,500	1,632
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/14	6,940	7,731
King County WA School District GO	5.000%	6/1/12	6,700	7,090
1 King County WA Sewer Revenue TOB VRDO	0.270%	2/1/11	7,885	7,885
1 King County WA Sewer Revenue TOB VRDO	0.290%	2/7/11 LOC	22,795	22,795
Spokane County WA School District No. 81 GO	5.125%	6/1/13 (Prere.)	4,985	5,480
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/11	3,295	3,359
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/11	8,970	9,179
Washington (Motor Vehicle Fuel Tax) GO	5.000%	9/1/11 (14)	1,500	1,541
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/12	5,555	5,901
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/13	5,050	5,531
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/13	9,215	10,118
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/14	9,440	10,562
Washington GO	4.000%	2/1/11	6,130	6,130
Washington GO	4.000%	2/1/11	7,845	7,845
Washington GO	5.000%	7/1/11 (ETM)	55	56
Washington GO	5.000%	7/1/11	4,695	4,786

Washington GO	5.000%	1/1/12 (2)	12,255	12,773
Washington GO	4.000%	2/1/12	3,915	4,055
Washington GO	5.000%	1/1/13	10,535	11,369
Washington GO	5.000%	1/1/13	13,605	14,681
Washington GO	5.000%	2/1/13	5,285	5,718
Washington GO	5.000%	1/1/15 (2)	4,500	5,051
Washington GO	5.000%	1/1/16	5,000	5,676
1 Washington GO TOB VRDO	0.290%	2/7/11	6,145	6,145
Washington Health Care Facilities Authority
Revenue (Catholic Health Initiatives) VRDO	0.270%	2/7/11	37,000	37,000
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/12	1,625	1,703
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/13	1,450	1,543
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/14	1,590	1,709
Washington Health Care Facilities Authority
Revenue (MultiCare Health System) VRDO	0.290%	2/7/11 (4)	14,535	14,535
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/1/11	900	929
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/1/12	1,315	1,389
1 Washington Health Care Facilities Authority
Revenue (PeaceHealth) TOB VRDO	0.290%	2/7/11	13,050	13,050
Washington Health Care Facilities Authority
Revenue (Southwest Washington Medical
Center) VRDO	0.290%	2/7/11 LOC	26,905	26,905
Washington Higher Education Facilities
Authority Revenue (Whitman College Project)
VRDO	0.270%	2/7/11	20,000	20,000
				335,407
West Virginia (0.2%)
West Virginia Commissioner of Highways
Special Obligation Revenue	5.000%	9/1/12	4,970	5,291
West Virginia Commissioner of Highways
Special Obligation Revenue	5.000%	9/1/13	4,645	5,083
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Ohio Power Co. - Amos Project) PUT	3.125%	4/1/15	5,000	4,934
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/13	1,300	1,365
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/14	5,150	5,441
				22,114
Wisconsin (2.2%)
Badger Tobacco Asset Securitization Corp.
Wisconsin Revenue	5.750%	6/1/11 (ETM)	7,000	7,118
Badger Tobacco Asset Securitization Corp.
Wisconsin Revenue	5.750%	6/1/12 (ETM)	8,610	9,162
Badger Tobacco Asset Securitization Corp.
Wisconsin Revenue	6.000%	6/1/12 (Prere.)	26,580	28,429
Badger Tobacco Asset Securitization Corp.
Wisconsin Revenue	6.125%	6/1/12 (Prere.)	51,795	54,257
Badger Tobacco Asset Securitization Corp.
Wisconsin Revenue	6.375%	6/1/12 (Prere.)	42,920	46,118

Wisconsin GO	5.000%	5/1/12	2,250	2,374
Wisconsin GO	5.000%	5/1/14	6,490	7,206
Wisconsin GO	5.000%	5/1/15	10,000	11,248
Wisconsin Health & Educational Facilities
Authority Health Care Facilities Revenue
(Luther Hospital)	5.000%	11/15/13	1,000	1,088
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian Healthcare Inc.)	5.000%	7/1/15	1,010	1,067
1 Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Credit
Group) TOB VRDO	0.290%	2/7/11	750	750
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	4/15/13	1,500	1,567
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/13	6,000	6,285
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/14	6,000	6,307
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	4/15/15	1,500	1,574
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/15	6,000	6,301
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)
PUT	4.750%	8/15/14	8,000	8,408
Wisconsin Health & Educational Facilities
Authority Revenue (Beloit College) VRDO	0.290%	2/7/11 LOC	10,000	10,000
Wisconsin Health & Educational Facilities
Authority Revenue (Goodwill Industries of
North Central Wisconsin Inc.) VRDO	0.290%	2/7/11 LOC	4,755	4,755
Wisconsin Health & Educational Facilities
Authority Revenue (Meriter Hospital Inc.
Project) VRDO	0.310%	2/1/11 LOC	3,310	3,310
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	4.000%	8/1/11 (4)	1,215	1,234
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	4.000%	8/1/12 (4)	1,330	1,379
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	4.000%	8/1/13 (4)	1,320	1,386
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/13	1,500	1,597
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/15	1,790	1,931
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/16	6,115	6,569
Wisconsin Health & Educational Facilities
Authority Revenue (Wheaton Franciscan
Services Inc. System)	5.750%	2/15/12 (Prere.)	5,000	5,312
Wisconsin Petroleum Inspection Fee Revenue	5.000%	7/1/14	5,000	5,535
Wisconsin Transportation Revenue	5.000%	7/1/11	1,000	1,019
Wisconsin Transportation Revenue	5.000%	7/1/13 (Prere.)	4,000	4,398
				247,684
Total Tax-Exempt Municipal Bonds (Cost $11,294,559)				11,355,820

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (1.6%)
Money Market Fund (1.6%)
3 Vanguard Municipal Cash Management Fund (Cost $178,827)
	0.261%	178,826,669	178,827

Total Investments (100.3%) (Cost $11,473,386)			11,534,647
Other Assets and Liabilities-Net (-0.3%)			(31,402)
Net Assets (100%)			11,503,245

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2011, the aggregate value of these securities was $1,544,100,000, representing 13.4% of net assets.
2 Securities with a value of $2,995,000 have been segregated as initial margin for open futures contracts.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Adjustable-rate security.

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).

Short-Term Tax-Exempt Fund

(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of January 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	11,355,820	—
Temporary Cash Investments	178,827	—	—
Futures Contracts—Assets[1]	141	—	—
Futures Contracts—Liabilities[1]	(89)	—	—
Total	178,879	11,355,820	—
1 Represents variation margin on the last day of the reporting period.

Short-Term Tax-Exempt Fund

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year United States Treasury Note	March 2011	919	201,433	(157)
10-Year United States Treasury Note	March 2011	(388)	(46,869)	131

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At January 31, 2011, the cost of investment securities for tax purposes was $11,475,634,000. Net unrealized appreciation of investment securities for tax purposes was $59,013,000, consisting of unrealized gains of $74,529,000 on securities that had risen in value since their purchase and $15,516,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Tax-Exempt Fund

Schedule of Investments
As of January 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.1%)
Alabama (1.0%)
Alabama GO	5.250%	6/1/11 (Prere.)	5,105	5,187
Alabama GO	5.250%	6/1/11 (Prere.)	5,105	5,187
Alabama GO	5.250%	6/1/11 (Prere.)	5,155	5,238
Alabama GO	5.250%	6/1/11 (Prere.)	3,455	3,511
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/24	3,695	3,843
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/24	2,520	2,621
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/19	58,350	63,434
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/20	60,660	65,081
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/21	62,600	66,372
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/22	13,595	14,280
Auburn University Alabama General Fee
Revenue	5.000%	6/1/16	3,690	4,157
Auburn University Alabama General Fee
Revenue	5.000%	6/1/17	1,550	1,745
Courtland AL Development Board Pollution
Control Revenue (International Paper Co.)	5.000%	6/1/25	5,000	4,639
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.000%	2/1/18	2,830	2,887
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/19	2,415	2,458
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/20	2,845	2,867
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/21	3,630	3,611
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/30	10,000	9,104
Jefferson County AL Sewer Revenue (Capital
Improvement)	5.000%	8/1/12 (Prere.)	15,040	15,961
				282,183
Alaska (0.1%)
Anchorage AK Electric Revenue	8.000%	12/1/11 (14)	5,395	5,716
Matanuska-Susitna Borough AK GO	5.500%	3/1/12 (3)	2,110	2,161
Northern Tobacco Securitization Corp. Alaska	4.625%	6/1/23	18,515	16,127
				24,004
Arizona (2.9%)
Arizona Board Regents Arizona State University
System COP	5.000%	6/1/20 (2)	2,430	2,523

Arizona Board Regents Arizona State University
System COP	5.000%	7/1/20 (14)	5,120	5,345
Arizona Board Regents Arizona State University
System COP	5.000%	6/1/21 (2)	4,310	4,432
Arizona Board Regents Arizona State University
System Revenue	6.000%	7/1/27	1,135	1,214
Arizona Board Regents Arizona State University
System Revenue	5.000%	6/1/28	2,545	2,536
Arizona COP	5.000%	9/1/25 (4)	10,000	9,717
Arizona COP	5.000%	9/1/27 (4)	5,000	4,725
Arizona Health Facilities Authority Revenue
(Banner Health)	5.000%	1/1/24	10,000	9,712
Arizona Health Facilities Authority Revenue
(Banner Health)	5.000%	1/1/25	7,500	7,202
Arizona Lottery Revenue	5.000%	7/1/22 (4)	18,000	18,389
Arizona Lottery Revenue	5.000%	7/1/24 (4)	15,000	15,053
Arizona Lottery Revenue	5.000%	7/1/25 (4)	15,000	14,908
Arizona Lottery Revenue	5.000%	7/1/26 (4)	13,975	13,695
Arizona School Facilities Board COP	5.000%	9/1/11 (14)	10,000	10,248
Arizona School Facilities Board COP	5.000%	9/1/16	24,000	25,957
Arizona School Facilities Board COP	5.000%	9/1/16 (14)	34,300	36,634
Arizona School Facilities Board COP	5.000%	9/1/17	21,000	22,513
Arizona School Facilities Board COP	5.000%	9/1/17 (14)	26,755	28,146
Arizona School Facilities Board COP	5.000%	9/1/18	13,000	13,793
Arizona School Facilities Board COP	5.125%	9/1/21	5,000	5,068
Arizona School Facilities Board Revenue
(School Improvement)	5.500%	7/1/11 (Prere.)	5,000	5,106
Arizona School Facilities Board Revenue
(School Improvement)	5.500%	7/1/11 (Prere.)	5,500	5,617
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/13	7,090	7,735
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/14	8,000	8,887
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/18	10,000	11,200
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/19	10,000	11,019
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/19	5,000	5,582
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/20	11,500	12,511
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/21	16,300	17,500
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/22	9,940	10,689
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/24	10,000	10,448
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/25	7,540	7,812
Arizona Transportation Board Highway Revenue	5.000%	7/1/17	9,460	10,579
Arizona Transportation Board Highway Revenue	5.250%	7/1/18	4,000	4,205
Arizona Transportation Board Highway Revenue	5.250%	7/1/19	4,110	4,320
Arizona Transportation Board Highway Revenue	5.000%	7/1/22	10,035	10,529
Arizona Transportation Board Highway Revenue	5.000%	7/1/23	8,180	8,542
Arizona Transportation Board Highway Revenue	5.000%	7/1/24	2,000	2,071
Arizona Transportation Board Highway Revenue	5.000%	7/1/25	5,000	5,198
Arizona Transportation Board Highway Revenue	5.000%	7/1/30	5,000	5,006

Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/30	5,000	5,042
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/18	3,325	3,512
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/19	2,000	2,090
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/20	1,500	1,540
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/21	1,500	1,523
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/22	3,500	3,529
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/23	3,805	3,791
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/25	3,750	3,642
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/26	2,890	2,759
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/27	5,000	4,687
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/30	14,000	12,634
Glendale AZ Transportation Excise Tax
Revenue	5.000%	7/1/23 (14)	4,235	4,345
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Catholic
Healthcare West)	5.000%	7/1/16	6,500	6,810
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Catholic
Healthcare West)	5.000%	7/1/17	10,000	10,380
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Catholic
Healthcare West)	5.000%	7/1/18	6,000	6,162
Maricopa County AZ Regional Public
Transportation Authority Excise Tax Revenue	5.000%	7/1/21	6,220	6,576
Maricopa County AZ Unified School District GO	5.000%	7/1/21	11,915	12,916
Maricopa County AZ Unified School District GO	5.000%	7/1/22 (ETM)	4,810	5,390
Maricopa County AZ Unified School District GO	5.000%	7/1/22	8,450	9,074
Mesa AZ GO	5.250%	7/1/12 (14)	10,000	10,615
Mesa AZ Utility System Revenue	5.000%	7/1/19 (14)	10,000	11,013
Mesa AZ Utility System Revenue	5.000%	7/1/21 (14)	11,900	12,805
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/14	5,110	5,614
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/23	5,000	5,083
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/24	2,235	2,257
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/25	5,000	5,006
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/27	9,530	9,311
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/28	9,555	9,274
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/30	13,330	12,450
Phoenix AZ Civic Improvement Corp. Airport
Revenue (Light Rail Project)	5.000%	7/1/18 (2)	7,840	8,454

Phoenix AZ Civic Improvement Corp. Airport
Revenue (Light Rail Project)	5.000%	7/1/19 (2)	19,000	20,041
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/20	5,165	5,594
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/22 (14)	5,420	5,549
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	4.750%	7/1/24	7,805	7,923
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	5.375%	7/1/12 (14)	9,645	9,829
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	5.375%	7/1/13 (14)	5,000	5,088
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	5.375%	7/1/14 (14)	6,820	6,934
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	5.500%	7/1/24	2,500	2,686
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.500%	7/1/14 (14)	4,215	4,469
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/21 (14)	4,200	4,445
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/28	4,890	4,940
Phoenix AZ GO	5.000%	7/1/20	5,150	5,597
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/21	3,450	3,755
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/22	4,350	4,676
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/28	2,500	2,526
Salt Verde AZ Financial Project Revenue	5.250%	12/1/21	3,500	3,476
Salt Verde AZ Financial Project Revenue	5.250%	12/1/22	3,790	3,728
Salt Verde AZ Financial Project Revenue	5.250%	12/1/23	8,335	8,131
Salt Verde AZ Financial Project Revenue	5.250%	12/1/24	4,485	4,334
Salt Verde AZ Financial Project Revenue	5.250%	12/1/25	18,880	17,916
Salt Verde AZ Financial Project Revenue	5.250%	12/1/26	2,645	2,472
Scottsdale AZ Municipal Property Corp. Excise
Tax Revenue	5.000%	7/1/16 (Prere.)	7,280	8,436
Scottsdale AZ Municipal Property Corp. Excise
Tax Revenue	5.000%	7/1/16 (Prere.)	6,850	7,938
Scottsdale AZ Municipal Property Corp. Excise
Tax Revenue	5.000%	7/1/16 (Prere.)	5,710	6,617
Scottsdale AZ Municipal Property Corp. Excise
Tax Revenue	5.000%	7/1/22	12,415	13,591
Tucson AZ GO	7.375%	7/1/13	3,750	4,276
Tucson AZ GO	5.000%	7/1/26 (12)	1,000	990
Tucson AZ GO	5.000%	7/1/29 (12)	1,000	959
University Medical Center Corp. Arizona
Hospital Revenue	6.250%	7/1/29	1,500	1,529
				793,095
California (12.8%)
Bay Area CA Infrastructure Financing Authority
Revenue	5.000%	8/1/17 (14)	2,000	2,038
Bay Area CA Infrastructure Financing Authority
Revenue	5.000%	8/1/17 (10)	4,500	4,633
Bay Area CA Infrastructure Financing Authority
Revenue	5.000%	8/1/17 (14)	16,140	16,577

Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/21	7,000	7,375
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/21	20,195	21,710
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/23	26,400	27,751
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/24	22,220	23,111
Beverly Hills CA Unified School District GO	0.000%	8/1/28	5,000	1,723
Beverly Hills CA Unified School District GO	0.000%	8/1/29	8,000	2,558
1 California Department of Veteran Affairs
Revenue TOB VRDO	0.290%	2/7/11	11,140	11,140
California Department of Water Resources
Power Supply Revenue	5.375%	5/1/12 (Prere.)	37,000	39,632
California Department of Water Resources
Power Supply Revenue	5.500%	5/1/12 (14)	8,000	8,474
California Department of Water Resources
Power Supply Revenue	5.500%	5/1/12 (Prere.)	10,000	10,727
California Department of Water Resources
Power Supply Revenue	5.500%	5/1/12 (2)(Prere.)	61,875	66,372
California Department of Water Resources
Power Supply Revenue	6.000%	5/1/12 (Prere.)	20,000	21,578
California Department of Water Resources
Power Supply Revenue	6.000%	5/1/12 (Prere.)	10,000	10,789
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	7,790	8,738
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	5,000	5,609
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	10,000	11,213
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	12,000	13,368
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	44,535	49,287
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	20,000	21,966
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	20,000	21,269
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	30,000	32,340
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	19,250	20,285
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	10,000	10,660
California Economic Recovery Bonds GO	5.000%	7/1/14 (Prere.)	28,925	32,687
California Economic Recovery Bonds GO	5.000%	7/1/15	41,775	45,374
California Economic Recovery Bonds GO	5.000%	7/1/16	7,000	7,112
California Economic Recovery Bonds GO	5.000%	7/1/20	29,500	31,459
California Economic Recovery Bonds GO	5.250%	7/1/21	50,000	53,505
California GO	5.000%	4/1/12	2,500	2,608
California GO	5.250%	10/1/13 (14)	5,615	6,106
California GO	5.250%	2/1/14	20,000	21,542
California GO	5.000%	6/1/14 (Prere.)	8,580	9,605
California GO	5.000%	8/1/14	6,250	6,827
California GO	5.250%	11/1/14	10,000	10,769
California GO	5.000%	3/1/15	6,000	6,541
California GO	5.250%	11/1/15	10,225	11,055
California GO	6.000%	2/1/16	1,500	1,691

California GO	5.000%	4/1/16	10,000	10,877
California GO	5.000%	3/1/17	3,000	3,244
California GO	5.000%	4/1/17	9,500	10,268
California GO	5.000%	4/1/17	13,050	14,105
California GO	5.500%	4/1/18	45,035	49,597
California GO	6.000%	4/1/18	11,480	12,946
California GO	5.000%	9/1/18	33,800	35,613
California GO	5.000%	12/1/18	85	91
California GO	5.500%	4/1/19	5,000	5,475
California GO	5.000%	4/1/20	18,000	18,739
California GO	5.000%	8/1/20	18,970	19,536
California GO	5.000%	11/1/20 (14)	5,000	5,157
California GO	5.250%	11/1/20	9,000	9,294
California GO	5.000%	2/1/21	13,000	13,105
California GO	5.000%	12/1/21	16,365	16,646
California GO	5.000%	3/1/22 (2)	9,225	9,290
California GO	5.000%	3/1/22	6,375	6,430
California GO	5.250%	10/1/22	15,000	15,403
California GO	5.000%	3/1/23	36,120	36,034
California GO	5.000%	3/1/23	29,000	28,931
California GO	5.125%	11/1/23	7,000	7,005
California GO	5.000%	3/1/24	30,115	29,595
California GO	5.500%	8/1/26	23,665	23,838
California GO	5.750%	4/1/29	2,395	2,409
California GO	5.000%	10/1/29	27,000	24,960
California GO	5.250%	3/1/30	29,500	27,966
California GO	5.750%	4/1/31	79,190	78,995
California GO	5.000%	6/1/31	5,000	4,542
California GO	6.000%	3/1/33	14,000	14,244
California GO	6.500%	4/1/33	54,500	57,638
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/12	2,000	2,064
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/13	2,000	2,102
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/14	2,205	2,342
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.125%	7/1/22	16,000	16,588
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) PUT	5.000%	7/1/14	15,000	16,032
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/17	8,000	8,324
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/19	3,135	3,189
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/20	4,180	4,222
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/21	6,165	6,178
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/19	8,080	8,339
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.500%	10/1/20	4,000	4,188
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/21	7,110	7,132
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/22	3,250	3,231
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.250%	7/1/21	25,980	26,944

California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.500%	7/1/29	15,000	14,828
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/15	7,550	8,192
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/16	5,000	5,513
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/17	5,000	5,489
2 California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/26	4,500	4,423
2 California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/31	10,000	9,911
California Infrastructure & Economic
Development Bank Revenue (Independent
System Operator Corp. Project)	5.000%	2/1/14	9,000	9,627
California Municipal Finance Authority
(CommunityHospitals of Central California
Obligated Group) COP	5.000%	2/1/15	1,615	1,680
California Municipal Finance Authority
(CommunityHospitals of Central California
Obligated Group) COP	5.000%	2/1/16	2,070	2,121
California Municipal Finance Authority
(CommunityHospitals of Central California
Obligated Group) COP	5.000%	2/1/20	1,575	1,496
California Municipal Finance Authority
(CommunityHospitals of Central California
Obligated Group) COP	5.000%	2/1/21	1,700	1,586
California Municipal Finance Authority
(CommunityHospitals of Central California
Obligated Group) COP	5.250%	2/1/24	5,000	4,518
California Municipal Finance Authority Revenue
(University of La Verne)	5.750%	6/1/25	8,525	8,140
California Municipal Finance Authority Revenue
(University of La Verne)	6.125%	6/1/30	3,000	2,870
California Public Works Board Lease Revenue
(Department of Corrections)	5.250%	1/1/16 (2)	5,265	5,587
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/25	3,100	2,915
California Public Works Board Lease Revenue
(Department of General Services)	6.125%	4/1/28	5,000	5,055
California Public Works Board Lease Revenue
(Department of General Services)	6.125%	4/1/29	2,000	2,016
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/14	8,370	9,055
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/15	9,980	10,837
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/16	8,750	9,400
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/17	4,985	5,287
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/18	5,700	5,968
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/19	11,820	12,415
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/20	10,000	10,336
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/21	15,230	15,540

California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/22	15,235	15,697
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/23	8,765	8,817
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/24	9,650	9,669
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/25	7,500	7,350
California Public Works Board Lease Revenue
(Secretary of State & State Archives Building
Complex)	5.375%	12/1/12	7,895	7,916
California Public Works Board Lease Revenue
(Various Capital Projects)	6.250%	11/1/24	13,665	14,413
California RAN	3.000%	6/28/11	100,000	100,704
California State University Revenue Systemwide	5.000%	11/1/26	14,775	14,474
California State University Revenue Systemwide	5.750%	11/1/27	5,000	5,152
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.250%	11/1/30	8,520	7,804
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/16	36,970	39,931
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/19	9,500	9,861
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) PUT	3.900%	7/1/14	23,550	24,773
California Statewide Communities Development
Authority Revenue (Proposition 1A
Receivables Program)	5.000%	6/15/13	135,500	143,068
1 California Statewide Communities Development
Authority Revenue (Sutter Health) TOB VRDO	0.290%	2/7/11	13,000	13,000
Cerritos CA Community College District GO	5.250%	8/1/28	3,540	3,557
Cerritos CA Community College District GO	5.250%	8/1/29	3,160	3,091
Cerritos CA Community College District GO	5.250%	8/1/30	4,235	4,095
El Monte CA High School District GO	5.500%	6/1/27 (12)	2,630	2,704
El Monte CA High School District GO	5.500%	6/1/28 (12)	2,355	2,405
El Segundo CA Unified School District GO	0.000%	8/1/28	2,705	829
El Segundo CA Unified School District GO	0.000%	8/1/29	8,655	2,463
El Segundo CA Unified School District GO	0.000%	8/1/30	9,160	2,413
Fairfield CA (Fairfield Water) COP	0.000%	4/1/23 (10)	1,000	447
Fairfield CA (Fairfield Water) COP	0.000%	4/1/24 (10)	3,455	1,424
Fairfield CA (Fairfield Water) COP	0.000%	4/1/25 (10)	6,340	2,420
Fairfield CA (Fairfield Water) COP	0.000%	4/1/27 (10)	6,480	2,076
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/23 (14)	2,875	1,243
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/24 (14)	1,700	679
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/25 (14)	2,055	760
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/26 (14)	2,985	1,012
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/27 (14)	2,980	923

Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/28 (14)	2,875	816
Foothill/Eastern Corridor Agency California Toll
Road Revenue	5.125%	1/15/19 (14)	5,200	4,873
Foothill/Eastern Corridor Agency California Toll
Road Revenue	0.000%	1/15/28 (14)	15,000	13,177
Fresno CA Sewer Revenue	6.250%	9/1/14 (2)	12,000	12,895
Fresno CA Sewer Revenue	5.000%	9/1/25 (12)	2,275	2,294
Fresno CA Sewer Revenue	5.000%	9/1/26 (12)	7,425	7,425
Fresno CA Sewer Revenue	5.000%	9/1/27 (12)	7,835	7,730
Gilroy CA Unified School District GO	0.000%	8/1/30 (12)	5,500	1,449
Golden State Tobacco Securitization Corp.
California	6.250%	6/1/13 (Prere.)	84,615	92,070
Golden State Tobacco Securitization Corp.
California	6.750%	6/1/13 (Prere.)	79,735	89,714
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/14	9,000	9,135
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/15	6,505	6,552
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/16	12,545	12,480
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/21 (2)	15,000	14,425
Golden State Tobacco Securitization Corp.
California	4.500%	6/1/27	79,585	57,307
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/29 (2)	30,000	26,027
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/30 (2)	18,400	15,728
Hacienda La Puente CA Unified School District
GO	5.000%	8/1/25 (4)	7,000	7,192
La Mesa-Spring Valley CA School District GO	0.000%	8/1/23 (14)	2,090	953
La Mesa-Spring Valley CA School District GO	0.000%	8/1/25 (14)	3,635	1,403
La Mesa-Spring Valley CA School District GO	0.000%	8/1/27 (14)	1,500	493
La Mesa-Spring Valley CA School District GO	0.000%	8/1/28 (14)	3,170	958
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/18 (2)	5,495	5,638
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/19 (2)	3,970	4,017
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/20 (2)	3,250	3,238
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/21 (2)	7,645	7,520
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/22 (2)	3,535	3,419
Long Beach CA Unified School District GO	0.000%	8/1/23 (12)	1,995	936
Long Beach CA Unified School District GO	0.000%	8/1/26 (12)	2,925	1,056
Los Angeles CA Community College District GO	5.000%	8/1/28	7,210	6,941
Los Angeles CA Community College District GO	5.250%	8/1/29	4,145	4,087
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/23	3,115	3,183
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/26	3,250	3,233
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/27	3,250	3,196
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/28	3,960	3,852
Los Angeles CA Department of Water & Power
Revenue	5.250%	7/1/15	20,000	20,342
Los Angeles CA Harbor Department Revenue	5.000%	8/1/28	6,930	6,756
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	5.000%	1/1/24 (14)	15,435	14,935

Los Angeles CA Unified School District GO	5.000%	7/1/16	7,290	8,133
Los Angeles CA Unified School District GO	5.000%	7/1/16 (4)	6,900	7,698
Los Angeles CA Unified School District GO	4.750%	7/1/19 (4)	12,500	13,174
Los Angeles CA Unified School District GO	5.000%	7/1/19	23,635	25,583
Los Angeles CA Unified School District GO	5.000%	7/1/21 (4)	4,000	4,133
Los Angeles CA Unified School District GO	5.000%	7/1/21 (4)	10,000	10,332
Los Angeles CA Unified School District GO	5.000%	7/1/22 (4)	22,410	22,890
Los Angeles CA Unified School District GO	5.000%	7/1/23 (3)	31,690	32,787
Los Angeles CA Unified School District GO	5.000%	7/1/23 (3)	24,035	24,490
Los Angeles CA Unified School District GO	5.000%	7/1/23 (4)	6,425	6,495
Los Angeles CA Unified School District GO	5.250%	7/1/23	8,835	9,107
Los Angeles CA Unified School District GO	5.250%	7/1/23	5,000	5,154
Los Angeles CA Unified School District GO	5.000%	7/1/24 (14)	19,915	20,107
Los Angeles CA Unified School District GO	5.000%	7/1/25 (4)	7,330	7,267
Los Angeles CA Unified School District GO	5.000%	7/1/26	7,500	7,334
Los Angeles CA Unified School District GO	4.500%	1/1/28 (14)	10,000	8,817
Los Angeles CA Unified School District GO	5.250%	7/1/28	8,000	7,856
Los Angeles CA Unified School District GO	5.200%	7/1/29	6,295	6,120
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	6,520	6,442
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/15	10,665	12,016
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/19	8,500	9,522
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/20	5,000	5,520
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/21	5,000	5,429
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/16	3,450	3,702
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/17	5,000	5,316
Los Angeles County CA TRAN	2.000%	6/30/11	40,000	40,257
M-S-R California Energy Authority Revenue	7.000%	11/1/34	6,000	6,616
New Haven CA Unified School District GO	0.000%	8/1/33 (12)	8,625	1,834
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian) PUT	5.000%	2/7/13	5,000	5,349
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/24 (12)	1,130	1,136
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/21 (2)	14,775	13,684
Oakland CA Unified School District GO	6.250%	8/1/18	1,000	1,120
Oakland CA Unified School District GO	6.250%	8/1/19	1,150	1,280
Orange County CA Airport Revenue	5.250%	7/1/25	6,480	6,657
Orange County CA Sanitation District COP	5.000%	2/1/28	7,250	7,331
Orange County CA Sanitation District COP	5.000%	2/1/29 (4)	2,500	2,508
Orange County CA Sanitation District COP	5.000%	2/1/29	4,510	4,540
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/28 (14)	10,965	9,286
Palo Alto CA Unified School District GO	0.000%	8/1/23	13,900	6,957
Palo Alto CA Unified School District GO	0.000%	8/1/28	20,320	7,004
Palo Alto CA Unified School District GO	0.000%	8/1/29	19,530	6,244
Palo Alto CA Unified School District GO	0.000%	8/1/31	12,305	3,342
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	6.500%	9/1/28	9,000	9,010
Poway CA Unified School District GO	0.000%	8/1/29	5,000	1,423
Redding CA Electric System COP	5.000%	6/1/23 (4)	6,875	6,910
Redding CA Electric System COP	5.000%	6/1/25 (4)	7,860	7,699

Redding CA Electric System COP	5.000%	6/1/27 (4)	4,660	4,435
Rocklin CA Unified School District GO	0.000%	8/1/22 (14)	5,450	2,846
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/20	4,705	4,522
Sacramento CA Municipal Utility District
Financing Authority Revenue	5.000%	7/1/18 (14)	2,000	2,080
Sacramento County CA Airport Revenue	5.500%	7/1/27	7,870	7,908
Sacramento County CA Airport Revenue	5.500%	7/1/28	5,000	4,994
Sacramento County CA Airport Revenue	5.625%	7/1/29	5,485	5,503
Sacramento County CA GO	5.000%	2/1/15	9,190	9,693
Sacramento County CA GO	5.000%	2/1/17	4,650	4,884
Sacramento County CA GO	5.250%	2/1/18	6,140	6,455
Sacramento County CA GO	5.250%	2/1/19	4,940	5,137
Sacramento County CA GO	5.500%	2/1/20	4,700	4,895
Saddleback Valley CA Unified School District
GO	5.000%	8/1/23 (4)	5,460	5,577
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/17	2,500	2,624
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/18	8,995	9,310
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/19	8,500	8,700
San Diego CA Community College District GO	5.000%	8/1/30 (4)	19,015	18,667
San Diego CA Community College District GO	5.250%	8/1/33	3,325	3,343
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/13	8,000	8,658
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/21	5,000	5,319
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/25	10,000	10,448
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/28	2,000	2,003
San Diego CA Unified School District GO	5.500%	7/1/25 (14)	10,000	10,436
San Diego CA Unified School District GO	5.500%	7/1/27 (4)	17,195	18,130
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/28	2,500	2,340
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/18	15,000	16,092
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/21	10,000	10,268
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/22	14,135	14,269
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/22	5,500	5,644
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/1/21 (ETM)	6,000	4,119
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/21 (14)	12,385	5,423
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/20 (2)	20,000	19,261
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/23 (2)	24,900	22,591
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/24 (14)	29,885	26,632
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.250%	8/1/27	2,400	2,157
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.375%	8/1/28	1,175	1,061

San Jose CA Redevelopment Agency Tax
Allocation Revenue	6.500%	8/1/28	25,385	24,969
1 San Jose CA Unified School District Santa Clara
County GO TOB VRDO	0.350%	2/7/11	5,000	5,000
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.625%	7/15/25	1,000	969
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	5.250%	7/15/28	2,000	2,001
San Ramon Valley CA Unified School District
GO	5.000%	8/1/26 (4)	12,800	12,745
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	11/15/19	13,825	14,806
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/18	5,000	5,659
Santa Monica CA Community College District
GO	0.000%	8/1/23	9,045	4,418
Santa Monica CA Community College District
GO	0.000%	8/1/27	6,565	2,352
Santa Monica CA Community College District
GO	0.000%	8/1/28	7,105	2,359
Santa Monica CA Community College District
GO	0.000%	8/1/29	12,640	3,899
Santa Rosa CA Wastewater Revenue	0.000%	9/1/27 (2)	11,125	3,635
South Placer CA Wastewater Authority Revenue
VRDO	0.270%	2/7/11 LOC	23,000	23,000
Southern California Public Power Authority
Revenue	5.000%	7/1/22	10,000	10,474
Southern California Public Power Authority
Revenue	5.000%	7/1/27	10,000	9,922
Southern California Public Power Authority
Revenue	5.000%	7/1/28	10,000	9,817
Southern California Public Power Authority
Revenue	5.000%	7/1/29	2,500	2,432
Torrance CA Hospital Revenue (Torrance
Memorial Medical Center)	5.000%	9/1/30	4,735	4,189
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/19	3,000	3,238
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/20	13,130	13,940
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/21	13,465	14,082
Tuolumne CA Wind Project Authority Revenue	5.625%	1/1/29	9,000	9,245
Turlock CA Irrigation District Revenue	5.000%	1/1/27	3,935	3,813
Turlock CA Irrigation District Revenue	5.000%	1/1/28	4,160	3,986
Turlock CA Irrigation District Revenue	5.000%	1/1/29	4,335	4,109
Turlock CA Irrigation District Revenue	5.000%	1/1/30	2,250	2,111
University of California Revenue	5.000%	5/15/21	10,575	11,330
University of California Revenue	5.000%	5/15/21	10,625	11,259
University of California Revenue	5.500%	5/15/24	14,675	15,975
1 University of California Revenue TOB VRDO	0.350%	2/7/11	9,520	9,520
Ventura County CA Community College District
GO	0.000%	8/1/23	6,155	2,931
Ventura County CA Community College District
GO	0.000%	8/1/24	8,050	3,559
Ventura County CA Community College District
GO	0.000%	8/1/25	8,000	3,290
Ventura County CA Community College District
GO	0.000%	8/1/26	8,500	3,226

Ventura County CA Community College District
GO	0.000%	8/1/27	8,500	2,987
Ventura County CA Public Financing Authority
COP	5.625%	8/15/27	1,000	1,023
Ventura County CA Public Financing Authority
COP	5.750%	8/15/28	1,750	1,797
Ventura County CA Public Financing Authority
COP	5.750%	8/15/29	1,750	1,789
Victor Valley CA Community College District GO	5.375%	8/1/29	4,250	4,243
Victor Valley CA Community College District GO	0.000%	8/1/33	9,035	1,880
Walnut CA Energy Center Authority Revenue	5.000%	1/1/29	2,510	2,368
Walnut CA Energy Center Authority Revenue	5.000%	1/1/30	3,775	3,529
West Basin CA Municipal Water District COP	5.000%	8/1/25 (12)	5,365	5,392
West Basin CA Municipal Water District COP	5.000%	8/1/27 (12)	5,000	4,917
West Contra Costa CA Unified School District
GO	0.000%	8/1/17 (12)	1,565	1,169
West Contra Costa CA Unified School District
GO	0.000%	8/1/18 (12)	3,000	2,082
West Contra Costa CA Unified School District
GO	0.000%	8/1/19 (12)	4,190	2,689
West Contra Costa CA Unified School District
GO	0.000%	8/1/20 (12)	6,000	3,454
West Contra Costa CA Unified School District
GO	0.000%	8/1/32 (12)	10,000	2,227
West Contra Costa CA Unified School District
GO	0.000%	8/1/33 (12)	2,810	585
				3,550,498
Colorado (1.6%)
Aurora CO COP	5.000%	12/1/19	1,050	1,148
Aurora CO COP	5.000%	12/1/20	2,000	2,141
Aurora CO COP	5.000%	12/1/21	3,505	3,707
Aurora CO COP	5.000%	12/1/22	4,730	4,916
Aurora CO COP	5.000%	12/1/23	4,465	4,584
Aurora CO COP	5.000%	12/1/24	4,215	4,288
Aurora CO COP	5.000%	12/1/25	5,475	5,517
Broomfield CO City & County COP	5.000%	12/1/24	2,685	2,752
Broomfield CO City & County COP	5.000%	12/1/25	2,820	2,861
Broomfield CO City & County COP	5.000%	12/1/26	2,965	2,976
Broomfield CO City & County COP	5.000%	12/1/27	3,115	3,097
Broomfield CO City & County COP	5.000%	12/1/29	7,470	7,300
Colorado Department of Transportation RAN	5.375%	6/15/12 (Prere.)	8,500	9,144
Colorado Department of Transportation
Revenue	5.500%	6/15/12 (14)	11,780	12,563
Colorado Department of Transportation
Revenue	5.500%	6/15/13 (14)	14,500	16,020
Colorado Department of Transportation
Revenue	5.000%	12/15/15 (14)	37,325	42,461
Colorado Educational & Cultural Facilities
Authority Revenue (National Jewish
Federation Bond Program) VRDO	0.270%	2/1/11 LOC	12,910	12,910
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	6.125%	10/1/28	10,000	10,501
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.500%	7/1/29	50,000	49,998
Colorado Health Facilities Authority Revenue
(Poudre Valley Health Care Inc. & Medical
Center of the Rockies)	5.000%	3/1/25	4,900	4,551

Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/22	6,100	6,201
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/22	13,175	13,393
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.250%	1/1/30	20,955	19,964
Colorado Springs CO Utility System Revenue	5.375%	11/15/11 (Prere.)	2,795	2,905
Colorado Springs CO Utility System Revenue	5.375%	11/15/11 (Prere.)	2,825	2,936
Colorado Springs CO Utility System Revenue	5.375%	11/15/12	9,825	10,183
Colorado Springs CO Utility System Revenue	5.375%	11/15/14	9,920	10,268
Denver CO City & County (Medical Facilities)
GO	5.000%	8/1/14	7,065	7,693
Denver CO City & County Airport Revenue	5.000%	11/15/24 (10)	8,965	9,044
Denver CO City & County Airport Revenue	5.250%	11/15/28	3,210	3,219
Denver CO City & County COP VRDO	0.260%	2/1/11	1,600	1,600
Denver CO City & County School District No. 1
GO	5.000%	12/1/19	5,100	5,750
Denver CO City & County School District No. 1
GO	5.250%	12/1/21 (14)	15,990	18,180
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/11 (14)(ETM)	6,600	6,578
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/11 (14)	8,000	7,842
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/17 (14)	24,490	16,999
E-470 Public Highway Authority Colorado
Revenue	5.250%	9/1/18 (14)	7,850	8,027
E-470 Public Highway Authority Colorado
Revenue	5.250%	9/1/18 (14)	6,355	6,498
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/19 (14)	15,100	8,901
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/21	27,500	13,681
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/24 (14)	20,000	7,722
E-470 Public Highway Authority Colorado
Revenue	5.500%	9/1/24 (14)	10,000	9,778
E-470 Public Highway Authority Colorado
Revenue	5.500%	9/1/24 (14)	5,000	4,889
E-470 Public Highway Authority Colorado
Revenue	5.500%	9/1/24 (14)	10,000	9,778
E-470 Public Highway Authority Colorado
Revenue	5.250%	9/1/25	1,500	1,359
E-470 Public Highway Authority Colorado
Revenue	5.375%	9/1/26	2,000	1,812
1 Regional Transportation District of Colorado
Sales Tax Revenue TOB VRDO	0.290%	2/7/11	5,105	5,105
University of Colorado Enterprise System
Revenue	5.000%	6/1/20 (14)	5,785	6,249
University of Colorado Enterprise System
Revenue	5.000%	6/1/21 (14)	6,605	6,991
University of Colorado Enterprise System
Revenue	5.500%	6/1/24	2,000	2,155
University of Colorado Enterprise System
Revenue	5.500%	6/1/26	2,750	2,906

University of Colorado Hospital Authority
Revenue	6.000%	11/15/29	9,850	9,943
				451,984
Connecticut (1.3%)
Connecticut GO	5.375%	6/15/11 (Prere.)	5,000	5,088
Connecticut GO	5.125%	11/15/11 (Prere.)	5,675	5,890
Connecticut GO	5.125%	11/15/11 (Prere.)	25,375	26,263
Connecticut GO	5.500%	11/15/11 (4)	21,215	22,073
Connecticut GO	5.500%	12/15/11 (14)	9,000	9,402
Connecticut GO	5.500%	12/15/12 (4)	5,020	5,470
Connecticut GO	5.000%	4/15/13	9,745	10,605
Connecticut GO	5.000%	11/1/13	10,000	11,057
Connecticut GO	5.125%	11/15/13	19,000	19,623
Connecticut GO	5.500%	12/15/13	1,705	1,916
Connecticut GO	5.000%	4/15/14	13,690	15,201
Connecticut GO	5.500%	12/15/14	7,700	8,805
Connecticut GO	5.000%	4/15/15	16,155	18,188
Connecticut GO	5.000%	11/1/15	5,000	5,679
Connecticut GO	5.000%	12/15/15	14,345	16,325
Connecticut GO	5.000%	4/15/16	13,725	15,632
Connecticut GO	5.000%	3/1/18	1,130	1,289
Connecticut GO	5.000%	12/15/18	11,000	12,455
Connecticut GO	5.000%	12/1/20	10,160	11,327
Connecticut Health & Educational Facilities
Authority Revenue (Connecticut State
University System)	5.000%	11/1/12 (4)	6,275	6,719
1 Connecticut Health & Educational Facilities
Authority Revenue (Yale University) TOB
VRDO	0.270%	2/1/11	5,000	5,000
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/11	4,035	4,174
Connecticut Special Tax Revenue
(Transportation Infrastructure)	6.500%	10/1/12	6,600	7,196
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/12	4,685	5,016
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.375%	10/1/13 (4)	20,000	20,613
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/13	2,970	3,271
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	2/1/14	12,000	13,234
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/14	7,315	8,181
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/17	7,090	8,021
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/18	9,515	10,708
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/23	12,085	12,823
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/24	10,880	11,439
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/25	12,515	13,030
				351,713
Delaware (0.1%)
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/12	3,690	3,920

Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/13	3,875	4,248
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/19	4,695	5,348
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/29	10,000	10,186
University of Delaware Revenue	5.000%	11/1/18	1,000	1,155
University of Delaware Revenue	5.000%	11/1/22	1,000	1,100
				25,957
District of Columbia (0.5%)
District of Columbia GO	6.000%	6/1/11 (14)	6,550	6,668
District of Columbia GO	0.000%	6/1/13 (14)	10,945	10,443
District of Columbia GO	5.000%	6/1/13 (2)(Prere.)	10,880	11,911
District of Columbia GO	0.000%	6/1/14 (14)	16,650	15,385
District of Columbia GO	5.000%	6/1/19 (4)	5,325	5,806
District of Columbia GO	5.000%	6/1/20 (4)	11,840	12,706
District of Columbia GO	5.000%	6/1/21 (4)	10,380	10,997
District of Columbia Hospital Revenue
(Medlantic Healthcare Group Inc.)	6.000%	8/15/12 (ETM)	2,995	3,241
District of Columbia Income Tax Revenue	5.000%	12/1/20	2,730	3,040
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/21 (2)	5,610	5,835
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/22 (2)	5,800	5,968
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/23 (2)	6,600	6,726
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/24 (2)	6,190	6,263
District of Columbia Revenue (Georgetown
University) PUT	4.700%	4/1/18	23,500	24,669
				129,658
Florida (7.7%)
Brevard County FL School Board COP	5.000%	7/1/23 (12)	4,615	4,711
Brevard County FL School Board COP	5.000%	7/1/24 (12)	4,850	4,905
Brevard County FL School Board COP	5.000%	7/1/25 (12)	5,090	5,112
Broward County FL Educational Facilities
Authority Revenue (Nova Southeastern
University Project) VRDO	0.310%	2/1/11 LOC	7,645	7,645
Broward County FL GO	5.000%	1/1/20	9,185	10,085
Broward County FL Port Facilities Revenue	5.500%	9/1/29	5,500	5,283
Broward County FL School Board COP	5.375%	7/1/18 (4)	6,000	6,103
Broward County FL School Board COP	5.250%	7/1/20 (14)	4,155	4,410
Broward County FL School Board COP	5.250%	7/1/24 (4)	12,480	12,578
Broward County FL Water & Sewer Utility
Revenue	5.000%	10/1/23	2,000	2,068
Citizens Property Insurance Corp. Florida
Revenue (High Risk Account)	5.000%	3/1/14 (14)	35,000	36,564
Citizens Property Insurance Corp. Florida
Revenue (High Risk Account)	5.500%	6/1/14	20,000	21,247
Citizens Property Insurance Corp. Florida
Revenue (High Risk Account)	5.000%	6/1/15	70,000	72,680
Citizens Property Insurance Corp. Florida
Revenue (High Risk Account)	5.000%	6/1/16	16,000	16,504
Citizens Property Insurance Corp. Florida
Revenue (High Risk Account)	5.250%	6/1/17	23,000	23,761
Clay County FL Sales Surtax Revenue	5.000%	10/1/12 (12)	6,690	7,104
Clay County FL Sales Surtax Revenue	5.000%	10/1/16 (12)	8,135	9,004

Florida Board of Education Capital Outlay GO	5.375%	1/1/13	4,855	5,104
Florida Board of Education Lottery Revenue	5.500%	7/1/11 (Prere.)	10,875	11,198
Florida Board of Education Lottery Revenue	5.250%	7/1/13 (14)	7,150	7,649
Florida Board of Education Lottery Revenue	5.500%	7/1/13 (14)	7,860	8,436
Florida Board of Education Lottery Revenue	5.000%	7/1/14 (14)	6,000	6,501
Florida Board of Education Lottery Revenue	5.250%	7/1/14 (14)	3,700	3,958
Florida Board of Education Lottery Revenue	5.000%	7/1/15 (14)	10,240	10,978
Florida Board of Education Lottery Revenue	5.000%	7/1/16 (2)	10,715	11,872
Florida Board of Education Lottery Revenue	5.375%	7/1/17 (14)	6,000	6,429
Florida Board of Education Lottery Revenue	5.000%	7/1/18	4,000	4,428
Florida Board of Education Lottery Revenue	5.000%	7/1/19	4,550	4,979
Florida Board of Education Lottery Revenue	5.000%	7/1/20 (2)	12,545	13,242
Florida Board of Education Lottery Revenue	5.000%	7/1/21 (2)	11,590	12,129
Florida Board of Education Lottery Revenue	5.000%	7/1/22 (14)	14,690	15,337
Florida Board of Education Lottery Revenue	5.000%	7/1/23 (2)	11,235	11,584
Florida Board of Education Lottery Revenue	5.000%	7/1/24	11,385	11,691
Florida Board of Education Lottery Revenue	5.000%	7/1/24	13,700	14,032
Florida Board of Education Lottery Revenue	5.000%	7/1/25	13,215	13,442
Florida Board of Education Lottery Revenue	5.000%	7/1/25	14,385	14,607
Florida Board of Education Lottery Revenue	5.000%	7/1/26	13,875	13,979
Florida Board of Education Lottery Revenue	5.000%	7/1/27	15,855	15,864
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/13	3,815	4,157
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/13	8,395	9,147
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/13	3,720	4,053
Florida Board of Education Public Education
Capital Outlay GO	5.250%	6/1/13	5,045	5,526
Florida Board of Education Public Education
Capital Outlay GO	5.250%	6/1/13	3,845	4,211
Florida Board of Education Public Education
Capital Outlay GO	5.250%	6/1/13 (4)	17,825	19,018
Florida Board of Education Public Education
Capital Outlay GO	5.375%	6/1/13	6,820	7,288
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/14	4,005	4,448
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/14	3,910	4,343
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/14	5,040	5,482
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/15	4,205	4,728
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/15	4,105	4,616
Florida Board of Education Public Education
Capital Outlay GO	5.375%	6/1/15	11,000	11,573
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19	2,905	3,266
Florida Board of Education Public Education
Capital Outlay GO	4.750%	6/1/20	26,350	27,880
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/20	3,500	3,822
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/20	5,585	6,224
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	5,055	5,583

Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	19,165	20,861
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	5,000	5,411
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	9,245	10,072
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/23	2,125	2,272
Florida Board of Education Public Education
Capital Outlay GO	6.000%	6/1/23	7,000	8,453
Florida Board of Education Public Education
Capital Outlay GO	4.750%	6/1/27	2,600	2,585
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/12 (14)	3,000	3,175
Florida Department of Environmental Protection
& Preservation Revenue	5.250%	7/1/12	20,000	21,238
Florida Department of Environmental Protection
& Preservation Revenue	5.375%	7/1/13 (14)	7,645	8,125
Florida Department of Environmental Protection
& Preservation Revenue	5.500%	7/1/13 (4)	11,920	12,944
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/19	5,855	6,348
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/24 (14)	10,045	10,139
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/24	10,025	10,100
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/24 (14)	10,000	10,094
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/24	9,025	9,164
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/25	10,525	10,525
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/25 (14)	6,700	6,745
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/25	9,475	9,539
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/26	11,055	10,903
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/26 (14)	10,045	10,023
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/26	9,950	9,928
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/27	11,605	11,313
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/27	5,445	5,373
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/28	10,970	10,708
Florida Department of General Services Division
Facilities Management Revenue (Florida
Facilities Pool)	5.000%	9/1/13 (2)	3,060	3,329
Florida Department of Transportation GO	6.375%	7/1/11	9,635	9,872
Florida Department of Transportation GO	5.000%	7/1/19	7,895	8,844
Florida Department of Transportation GO	5.000%	7/1/22	6,055	6,506
Florida Department of Transportation GO	5.000%	7/1/25	10,000	10,164
Florida Division Board Financial Department of
General Services Systems Revenue
(Department of Environmental Protection)	6.000%	7/1/12 (2)	11,500	12,304

Florida Higher Educational Facilities Financing
Authority Revenue (Ringling College) VRDO	0.910%	2/7/11 LOC	5,945	5,945
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/12	40,000	41,608
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.250%	7/1/12	17,865	18,645
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/13	38,000	40,050
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/14	14,000	14,879
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/16	50,000	53,213
Florida Municipal Power Agency Revenue	5.250%	10/1/19 (4)	10,000	10,667
Florida Municipal Power Agency Revenue	5.000%	10/1/27	12,500	12,236
Florida Municipal Power Agency Revenue	5.750%	10/1/27	3,000	3,107
Florida Municipal Power Agency Revenue (St.
Lucie Project)	5.000%	10/1/18	3,630	3,837
Florida Municipal Power Agency Revenue (St.
Lucie Project)	5.000%	10/1/19	3,535	3,694
Florida Municipal Power Agency Revenue
(Stanton Project)	5.500%	10/1/13 (4)	3,905	4,160
Florida Turnpike Authority Revenue	5.250%	7/1/11 (4)	5,000	5,094
Florida Turnpike Authority Revenue	5.000%	7/1/19	6,755	7,437
Florida Turnpike Authority Revenue	5.000%	7/1/19	1,365	1,485
Florida Turnpike Authority Revenue	5.000%	7/1/19 (2)	4,150	4,421
Florida Turnpike Authority Revenue	5.000%	7/1/20	3,000	3,220
Florida Turnpike Authority Revenue	5.000%	7/1/20	1,275	1,380
Florida Turnpike Authority Revenue	5.000%	7/1/20 (2)	2,745	2,896
Florida Turnpike Authority Revenue	5.000%	7/1/22 (2)	5,120	5,339
Florida Water Pollution Control Financing Corp.
Revenue	5.000%	1/15/20	2,000	2,215
Fort Myers FL Improvement Revenue	5.000%	12/1/25 (14)	7,340	7,123
Gainsville FL Utility System Revenue VRDO	0.440%	2/1/11	7,855	7,855
Greater Orlando Aviation Authority Orlando
Florida Airport Facilities Revenue	5.000%	10/1/25	1,690	1,685
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	125	144
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	145	167
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	260	299
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	190	218
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	820	942
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/17	3,000	3,245
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/18	2,000	2,145

Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/18	1,700	1,780
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/18	3,000	3,218
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/19	3,000	3,191
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/20	875	893
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/20	2,155	2,229
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/20	7,000	7,241
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/20	1,000	1,020
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	4.500%	11/15/21	2,250	2,199
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/21	135	136
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/21	1,000	1,011
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.250%	11/15/21	2,000	2,071
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/22	740	742
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/22	1,000	1,003
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/23	1,310	1,305
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/23	500	498
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/27	10,000	9,362
Hillsborough County FL Assement Revenue	5.000%	3/1/22 (14)	6,260	6,352
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/15	2,500	2,746
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/17	2,750	3,014
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/18	3,400	3,695
Hillsborough County FL Industrial Development
Authority Health Facilities Revenue (University
Community Hospital)	5.500%	8/15/17 (ETM)	3,650	4,307

Hillsborough County FL Industrial Development
Authority Pollution Control Revenue (Tampa
Electric Co. Project) PUT	5.000%	3/15/12 (2)	8,000	8,281
Hillsborough County FL Industrial Development
Authority Revenue (University Community
Hospital)	6.500%	8/15/19 (14)(ETM)	3,500	4,222
Hillsborough County FL School Board (Master
Lease Program) COP	5.500%	7/1/14 (14)	4,370	4,800
Hillsborough County FL School Board (Master
Lease Program) COP VRDO	0.270%	2/1/11 LOC	10,830	10,830
Hillsborough County FL School Board COP	5.000%	7/1/24	16,305	16,500
Hillsborough County FL School Board COP	5.000%	7/1/25	6,000	6,009
Hillsborough County FL Utility Revenue	5.500%	8/1/13 (ETM)	5,255	5,829
Hillsborough County FL Utility Revenue	5.500%	8/1/13 (2)	4,745	5,218
Jacksonville FL Captial Project Revenue VRDO	0.910%	2/7/11 LOC	12,625	12,625
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/22	2,500	2,596
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/28	3,900	3,846
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/29	2,075	2,048
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.290%	2/7/11	15,350	15,350
Jacksonville FL Electric Authority Revenue (St.
John's River Power Park)	5.000%	10/1/19 (14)	5,000	5,382
Jacksonville FL Electric Authority Revenue (St.
John's River Power Park)	5.000%	10/1/20 (14)	5,000	5,295
Jacksonville FL Sales Taxes Revenue	5.500%	10/1/13 (14)	3,045	3,371
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/23	5,415	5,638
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/24	5,685	5,859
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/25	5,970	6,100
Jacksonville FL Sales Taxes Revenue	4.750%	10/1/28	13,280	12,712
Jacksonville FL Special Revenue	5.000%	10/1/20	15,420	16,678
Jacksonville FL Special Revenue	5.000%	10/1/25	4,800	4,905
Kissimmee FL Utility Authority Electric System
Revenue	5.250%	10/1/18 (4)	3,000	3,320
Lake County FL School Board COP	5.250%	6/1/15 (2)	4,075	4,428
Lake County FL School Board COP	5.250%	6/1/15 (2)	2,050	2,216
Lakeland FL Electric & Water Revenue	6.050%	10/1/12 (4)	10,000	10,816
Lee Memorial Health System Florida Hospital
Revenue	5.250%	4/1/35 (14)	7,000	5,985
Manatee County FL School District Tax
Revenue	5.000%	10/1/13 (2)	5,140	5,493
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/23	1,460	1,461
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/23 (12)	1,800	1,826
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/24	2,630	2,573
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/26	6,500	6,227
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/29	7,200	6,625
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/29 (12)	4,000	3,854
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	5,500	5,072

Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.375%	10/1/35	5,000	4,729
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.000%	4/1/14 (Prere.)	13,760	15,302
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.000%	4/1/14 (Prere.)	10,910	12,133
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.000%	4/1/20 (2)	2,040	2,100
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.000%	4/1/24 (2)	5,275	5,143
Miami-Dade County FL School Board COP	5.000%	8/1/11 (2)	6,845	6,974
Miami-Dade County FL School Board COP	5.000%	8/1/12 (2)	8,525	8,958
Miami-Dade County FL School Board COP	5.000%	2/1/13 (12)	5,175	5,487
Miami-Dade County FL School Board COP	5.000%	8/1/13 (2)	10,000	10,687
Miami-Dade County FL School Board COP	5.000%	5/1/16 (12)	9,335	10,178
Miami-Dade County FL School Board COP	5.000%	8/1/16 (2)	4,280	4,652
Miami-Dade County FL School Board COP	5.000%	5/1/19 (14)	5,685	5,946
Miami-Dade County FL School Board COP	5.000%	8/1/19 (2)	5,265	5,534
Miami-Dade County FL School Board COP	5.000%	11/1/21 (2)	3,280	3,336
Miami-Dade County FL School Board COP	5.000%	11/1/22 (2)	2,655	2,667
Miami-Dade County FL School Board COP	5.250%	5/1/23 (12)	25,200	25,850
Miami-Dade County FL School Board COP	5.000%	11/1/23 (2)	2,500	2,476
Miami-Dade County FL School Board COP	5.250%	5/1/24 (12)	27,650	28,204
Miami-Dade County FL School Board COP	5.250%	5/1/25 (12)	14,225	14,403
Miami-Dade County FL School Board COP	5.000%	11/1/25 (2)	5,025	4,822
Miami-Dade County FL School Board COP	5.250%	5/1/26 (12)	12,980	13,033
Miami-Dade County FL School Board COP	5.250%	5/1/28 (12)	15,530	15,304
Miami-Dade County FL Water & Sewer Revenue	5.250%	10/1/21	20,000	21,563
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/26 (14)	7,400	7,360
North Brevard County FL Hospital District
Revenue (Parrish Medical Center Project)	5.500%	10/1/28	5,000	4,745
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.250%	10/1/21	8,000	8,116
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	5.000%	1/1/21	2,215	2,310
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	5.000%	1/1/23	2,000	2,041
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	5.000%	1/1/29	11,000	10,366
Orange County FL School Board COP	5.000%	8/1/23 (14)	9,000	8,989
Orange County FL School Board COP	5.000%	8/1/24 (14)	4,000	3,957
Orange County FL School Board COP	4.500%	8/1/26	8,400	7,754
Orange County FL School Board COP	4.500%	8/1/27	7,000	6,389
Orange County FL Tourist Development
Revenue	5.000%	10/1/17	5,955	6,498
Orange County FL Tourist Development
Revenue	5.000%	10/1/18 (14)	18,980	20,454
Orange County FL Tourist Development
Revenue	5.000%	10/1/20 (14)	25,345	26,560
Orange County FL Tourist Development
Revenue	5.000%	10/1/21 (14)	16,605	17,220
Orange County FL Tourist Development
Revenue	5.000%	10/1/27 (2)	12,630	12,309
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/13 (2)	5,000	5,350
Orlando & Orange County FL Expressway
Authority Revenue	5.250%	7/1/14 (2)	4,000	4,261

Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/27	7,780	7,534
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/30	3,500	3,313
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/20	4,570	5,067
Orlando FL Utility Commission Utility System
Revenue	5.250%	10/1/21	5,000	5,593
Orlando FL Utility Commission Utility System
Revenue	5.250%	10/1/22	3,245	3,602
Orlando FL Utility Commission Water & Electric
Revenue	5.250%	10/1/13 (ETM)	9,500	10,576
Orlando FL Utility Commission Water & Electric
Revenue	5.250%	10/1/14 (ETM)	4,500	5,136
Palm Beach County FL School Board COP	5.000%	8/1/13 (14)	2,095	2,251
Palm Beach County FL School Board COP	5.375%	8/1/13 (2)	2,690	2,913
Palm Beach County FL Solid Waste Authority
Revenue	5.500%	10/1/28	15,000	15,224
Port St. Lucie FL Utility Revenue	5.000%	9/1/29 (12)	4,180	4,028
Putman County FL Authority Pollution Control
Revenue (Seminole Electric Cooperative Inc.
Project) PUT	5.350%	5/1/18 (2)	7,500	7,700
Sarasota County FL School Board COP	5.000%	7/1/18	2,185	2,334
Sarasota County FL School Board COP	5.000%	7/1/20	2,855	2,972
Sarasota County FL School Board COP	5.000%	7/1/23	5,380	5,400
Sarasota County FL School Board COP	5.000%	7/1/25	5,050	4,973
Seminole County FL School Board COP	5.000%	7/1/22 (4)	2,000	2,019
Seminole County FL Water & Sewer Revenue	5.000%	10/1/23	5,000	5,154
Seminole County FL Water & Sewer Revenue	5.000%	10/1/24	7,805	7,981
South Florida Water Management District COP	5.000%	10/1/13 (2)	5,000	5,383
South Florida Water Management District COP	5.000%	10/1/14 (2)	9,460	10,292
South Florida Water Management District COP	5.000%	10/1/15 (2)	5,800	6,332
South Florida Water Management District COP	5.000%	10/1/16 (2)	3,000	3,287
South Florida Water Management District COP	5.000%	10/1/24 (2)	4,000	4,020
South Florida Water Management District COP	5.000%	10/1/25 (2)	8,000	7,999
St. Johns County FL Development Authority
Revenue (Presbyterian Retirement
Communities Project)	5.750%	8/1/30	1,500	1,424
Sunshine State Governmental Financing
Commission Florida Revenue VRDO	0.290%	2/7/11 LOC	25,950	25,950
Tallahassee FL Energy System Revenue	5.250%	10/1/13 (4)	4,380	4,767
Tallahassee FL Energy System Revenue	5.250%	10/1/14 (4)	3,980	4,394
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	6.250%	12/1/20	10,000	9,721
Tampa Bay FL Water Utility System Revenue	6.000%	10/1/29 (14)	10,000	11,100
Tampa FL Health System Revenue (Baycare
Health System)	5.000%	11/15/19	3,580	3,714
Tampa FL Health System Revenue (Baycare
Health System)	5.000%	11/15/21	18,420	18,678
Tampa FL Health System Revenue (Baycare
Health System)	5.000%	11/15/22	13,395	13,466
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/19 (2)	11,470	12,021
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/21 (2)	11,355	11,650
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/22 (2)	13,470	13,725

Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/23 (2)	5,000	5,071
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/24 (2)	15,100	15,228
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/25 (2)	5,000	5,009
Volusia County FL School Board COP	5.000%	8/1/21 (4)	3,495	3,533
Winter Park FL Water & Sewer Revenue	5.000%	12/1/29	1,975	1,946
				2,117,619
Georgia (2.9%)
Athens-Clarke County GA Unified Government
Development Authority Revenue (University of
Georgia Athletic Association Project) VRDO	1.940%	2/1/11 LOC	4,200	4,200
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/21	4,000	4,084
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/22	10,000	10,021
Atlanta GA Airport Revenue	5.875%	1/1/15 (14)	11,930	12,024
Atlanta GA Airport Revenue	5.875%	1/1/16 (14)	5,000	5,042
Atlanta GA Airport Revenue	5.000%	1/1/20	1,000	1,054
Atlanta GA Airport Revenue	5.000%	1/1/21	2,000	2,071
Atlanta GA Airport Revenue	5.000%	1/1/22	2,300	2,355
Atlanta GA Airport Revenue	5.000%	1/1/30	6,410	6,014
Atlanta GA GO	5.250%	12/1/19 (12)	4,925	5,522
Atlanta GA GO	5.250%	12/1/20 (12)	3,280	3,619
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/11 (4)	10,000	10,345
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/16 (4)	7,000	7,823
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/17 (4)	8,000	8,887
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/17 (3)	5,400	6,019
Atlanta GA Water & Wastewater Revenue	6.000%	11/1/21	1,000	1,110
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/22 (4)	9,800	10,408
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/25 (4)	6,500	6,962
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/26 (4)	15,220	16,111
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/27 (4)	5,585	5,868
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	4.950%	4/1/11	16,000	16,112
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	5.050%	1/12/12	10,000	10,362
Cobb County GA Kennestone Hospital Authority
Revenue	6.250%	4/1/34 (2)	1,000	1,048
Cobb County GA Kennestone Hospital Authority
Revenue	5.500%	4/1/37 (2)	7,500	7,347
Columbus GA Building Authority Lease Revenue	4.000%	1/1/19	1,910	2,038
DeKalb County GA Private Hospital Authority
(Children's Healthcare of Atlanta Inc. Project)
RAN	5.000%	11/15/17	1,250	1,358
DeKalb County GA Private Hospital Authority
(Children's Healthcare of Atlanta Inc. Project)
RAN	5.000%	11/15/20	1,400	1,461
Fayette County GA Hospital Authority (Fayette
Community Hospital Project) RAN	5.250%	6/15/23	11,395	11,618
Fulton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)	5.250%	6/15/23	6,110	6,196
Georgia GO	5.700%	7/1/11	4,470	4,570
Georgia GO	5.750%	9/1/11	2,500	2,579

Georgia GO	5.000%	10/1/11	7,000	7,218
Georgia GO	5.000%	11/1/11 (Prere.)	15,570	16,115
Georgia GO	5.000%	4/1/12	8,020	8,446
Georgia GO	5.000%	10/1/13	20,095	22,258
Georgia GO	5.500%	7/1/14	10,750	12,254
3 Georgia GO	5.000%	10/1/14	18,250	20,614
Georgia GO	5.000%	9/1/15 (Prere.)	7,080	8,155
Georgia GO	5.000%	10/1/15	16,495	18,911
Georgia GO	5.000%	7/1/16	5,300	5,976
Georgia Municipal Electric Power Authority
Revenue	6.500%	1/1/17 (14)	9,420	10,785
Georgia Road & Tollway Authority Federal
Highway Reimbursement Revenue	5.000%	6/1/20	10,000	11,039
Georgia Road & Tollway Authority GAN	5.000%	6/1/14 (14)	3,000	3,328
Georgia Road & Tollway Authority GAN	5.000%	6/1/14	27,395	30,464
Georgia Road & Tollway Authority Revenue	5.000%	6/1/14	16,735	18,610
Georgia Road & Tollway Authority Revenue	5.000%	6/1/15	21,260	23,943
Georgia Road & Tollway Authority Revenue	5.000%	6/1/16	26,105	29,674
Georgia Road & Tollway Authority Revenue	5.000%	6/1/21	19,000	20,709
Georgia Road & Tollway Authority Revenue
(Governor's Transportation Choices Initiative)	5.375%	3/1/14	9,385	9,841
Georgia Road & Tollway Authority Revenue
(Governor's Transportation Choices Initiative)	5.375%	3/1/15	8,775	9,197
Georgia Road & Tollway Authority Revenue
(Governor's Transportation Choices Initiative)	5.375%	3/1/16	9,000	9,411
Macon-Bibb County GA Hospital Authority
(Medical Center of Central Georgia) RAN	4.625%	8/1/29	5,500	4,841
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)	5.000%	8/1/22	1,430	1,447
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)	5.000%	8/1/24	1,250	1,243
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/15	6,380	6,941
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/17	2,035	2,149
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/20	23,970	24,343
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	5,000	4,727
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	37,000	37,144
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/22	9,490	8,881
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/19 (14)	25,000	27,908
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/20 (14)	9,800	10,871
Municipal Electric Authority Georgia Revenue	5.000%	4/1/17	3,980	4,401
Municipal Electric Authority Georgia Revenue	5.000%	4/1/18	3,565	3,917
Municipal Electric Authority Georgia Revenue	5.000%	4/1/18	3,500	3,845
Municipal Electric Authority Georgia Revenue	5.000%	4/1/19	3,160	3,442
Municipal Electric Authority Georgia Revenue	5.000%	4/1/19	3,000	3,268
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	35,000	37,548
Municipal Electric Authority Georgia Revenue	5.000%	11/1/23	14,605	14,986
Municipal Electric Authority Georgia Revenue	5.000%	11/1/24	11,650	11,841
Municipal Electric Authority Georgia Revenue
(General Resolution Projects)	5.250%	1/1/16	3,480	3,881

Municipal Electric Authority Georgia Revenue
(General Resolution Projects)	5.750%	1/1/19	51,440	58,152
Municipal Electric Authority Georgia Revenue
(Project One)	5.250%	1/1/16	6,580	7,338
Richmond County GA Hospital Authority
(University Health Services Inc. Project) RAN	5.500%	1/1/24	17,500	17,510
South Fulton GA Municipal Regional Water &
Sewer Authority Water Revenue VRDO	0.350%	2/7/11 LOC	15,900	15,900
				807,700
Hawaii (0.7%)
Hawaii GO	5.375%	8/1/11 (14)(Prere.)	4,010	4,111
Hawaii GO	5.375%	8/1/11 (14)(Prere.)	4,065	4,168
Hawaii GO	5.375%	8/1/11 (14)(Prere.)	13,900	14,244
Hawaii GO	5.375%	8/1/11 (14)(Prere.)	16,595	17,006
Hawaii GO	5.375%	8/1/11 (14)(Prere.)	17,985	18,430
Hawaii GO	5.375%	8/1/12 (14)	10,480	10,726
Hawaii GO	5.375%	8/1/13 (14)	10,635	10,875
Hawaii GO	5.375%	8/1/14 (14)	11,650	11,907
Hawaii GO	5.000%	7/1/17 (2)	45,035	50,163
Hawaii GO	5.000%	10/1/22 (14)	7,000	7,452
Hawaii GO	5.000%	10/1/23 (14)	5,000	5,224
Hawaii GO	5.000%	10/1/24 (14)	3,000	3,108
Hawaii GO	5.000%	3/1/25 (4)	6,000	6,099
Hawaii Pacific Health Revenue	5.625%	7/1/30	2,345	2,164
Honolulu HI City & County GO	5.000%	7/1/19 (4)	3,000	3,328
Honolulu HI City & County GO	5.000%	7/1/20 (4)	2,705	2,961
1 Honolulu HI City & County GO TOB VRDO	0.290%	2/7/11	7,700	7,700
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/20	4,000	4,322
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/21	2,500	2,663
Honolulu HI City & County Wastewater System
Revenue	4.500%	7/1/27	3,075	2,931
				189,582
Idaho (0.1%)
Idaho Bond Bank Authority Revenue	5.250%	9/15/24	2,000	2,162
Idaho Bond Bank Authority Revenue	5.250%	9/15/26	1,000	1,059
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	6.125%	12/1/28	12,050	12,695
Idaho Housing & Finance Association RAN	5.000%	7/15/14	4,890	5,375
Idaho Housing & Finance Association RAN	4.750%	7/15/19	5,000	5,445
				26,736
Illinois (5.4%)
Berwyn IL GO	5.000%	12/1/25 (4)	5,000	4,990
Chicago IL (City Colleges Capital Improvement
Project) GO	0.000%	1/1/12 (3)	26,000	25,486
Chicago IL (City Colleges Capital Improvement
Project) GO	0.000%	1/1/13 (14)	29,170	27,630
Chicago IL Board of Education (School Reform)
GO	0.000%	12/1/19 (14)	5,610	3,497
Chicago IL Board of Education GO	5.000%	12/1/16 (4)	1,985	2,133
Chicago IL Board of Education GO	0.000%	12/1/18 (14)	4,520	3,030
Chicago IL Board of Education GO	5.000%	12/1/18 (4)	2,500	2,610
Chicago IL Board of Education GO	5.000%	12/1/18	2,500	2,613
Chicago IL Board of Education GO	5.000%	12/1/19 (4)	6,130	6,313
Chicago IL Board of Education GO	5.000%	12/1/19	2,500	2,577
Chicago IL Board of Education GO	6.000%	1/1/20 (14)	5,150	5,686

Chicago IL Board of Education GO	5.000%	12/1/20 (4)	1,500	1,523
Chicago IL Board of Education GO	5.000%	12/1/20 (2)	20,000	20,243
Chicago IL Board of Education GO	5.000%	12/1/20	2,250	2,306
Chicago IL Board of Education GO	5.000%	12/1/26 (4)	12,640	11,964
Chicago IL Board of Education GO	0.000%	12/1/31 (14)	5,180	1,210
Chicago IL GO	5.250%	1/1/17 (14)	2,300	2,474
Chicago IL GO	5.500%	1/1/17 (4)	18,430	20,147
Chicago IL GO	5.000%	1/1/18	1,525	1,598
Chicago IL GO	5.000%	1/1/19	3,825	3,956
Chicago IL GO	5.000%	1/1/21 (4)	18,155	18,272
Chicago IL GO	5.000%	1/1/21	5,490	5,509
Chicago IL GO	5.000%	12/1/21	5,730	5,693
Chicago IL GO	0.000%	1/1/22	4,750	2,545
Chicago IL GO	0.000%	1/1/23	4,900	2,400
Chicago IL GO	5.000%	1/1/23	10,585	10,252
Chicago IL GO	5.000%	12/1/23	7,000	6,745
Chicago IL GO	5.000%	1/1/26 (4)	10,000	9,369
Chicago IL GO	0.000%	1/1/27	7,000	2,486
Chicago IL GO	5.000%	1/1/27 (14)	8,200	7,532
Chicago IL GO	5.000%	1/1/28 (14)	9,900	8,984
Chicago IL Housing Authority Capital Project
Revenue	5.375%	7/1/12 (Prere.)	5,540	5,911
Chicago IL Housing Authority Capital Project
Revenue	5.375%	7/1/12 (Prere.)	13,425	14,324
Chicago IL Housing Authority Capital Project
Revenue	5.375%	7/1/12 (Prere.)	7,150	7,629
Chicago IL Housing Authority Capital Project
Revenue	5.375%	7/1/12 (Prere.)	3,715	3,964
1 Chicago IL Metropolitan Water Reclamation
District GO TOB VRDO	0.330%	2/7/11	5,375	5,375
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/12 (14)	10,000	10,333
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/14 (14)	2,000	2,137
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/15 (14)	5,000	5,357
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/18 (4)	7,025	7,407
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/19 (4)	8,920	9,317
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/19 (4)	22,920	23,810
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/21 (4)	15,960	16,183
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/22 (4)	18,295	18,390
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/23 (4)	15,275	15,207
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/24 (4)	18,250	18,010
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/28	4,835	4,643
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/29	5,170	4,923
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/30	2,770	2,630
Chicago IL Sales Tax Revenue VRDO	0.260%	2/1/11	11,905	11,905
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/13	4,000	4,224
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/14	4,200	4,444
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/15	6,060	6,348
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/18 (2)	10,000	10,037
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.500%	6/1/18	7,435	7,695
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/20 (12)	3,185	3,169
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/20	4,900	4,801

Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.250%	6/1/24 (12)	5,000	4,916
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.250%	6/1/25 (12)	11,000	10,739
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.250%	6/1/26 (12)	8,260	7,940
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/27	31,170	28,589
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/27	13,085	12,001
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/28	30,225	27,663
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.000%	12/1/19	9,915	10,575
Chicago IL Wastewater Transmission Revenue
VRDO	0.270%	2/1/11 LOC	9,600	9,600
Chicago IL Water Revenue	5.500%	11/1/11 (Prere.)	3,595	3,732
Chicago IL Water Revenue	5.500%	11/1/11 (Prere.)	3,200	3,322
Chicago IL Water Revenue	5.500%	11/1/11 (Prere.)	4,035	4,189
Chicago IL Water Revenue	5.500%	11/1/11 (Prere.)	2,000	2,076
Chicago IL Water Revenue	0.000%	11/1/14 (2)	7,460	6,597
Chicago IL Water Revenue	0.000%	11/1/15 (2)	7,555	6,336
Chicago IL Water Revenue	5.000%	11/1/19 (4)	17,565	18,889
Cook County IL Community College District GO	5.000%	12/1/23	1,100	1,146
Cook County IL GO	5.000%	11/15/18	8,000	8,519
Cook County IL GO	5.000%	11/15/20	7,500	7,754
Cook County IL GO	5.000%	11/15/21	5,410	5,530
Cook County IL High School District No. 205
(Thornton Township) GO	5.000%	12/1/15 (12)	2,020	2,255
Cook County IL High School District No. 205
(Thornton Township) GO	5.500%	12/1/17 (12)	2,000	2,287
Du Page & Cook Counties IL Community
Consolidated School District GO	4.500%	1/1/21 (14)	4,900	5,023
Grundy & Will Counties IL Community Unified
School District GO	5.875%	2/1/23	2,315	2,495
Grundy & Will Counties IL Community Unified
School District GO	5.875%	2/1/25	2,720	2,888
Grundy & Will Counties IL Community Unified
School District GO	5.875%	2/1/26	3,060	3,222
Grundy & Will Counties IL Community Unified
School District GO	5.875%	8/1/28	6,520	6,795
Illinois Build Revenue	5.000%	6/15/18	12,000	12,580
Illinois Build Revenue	5.000%	6/15/19	6,000	6,205
Illinois Build Revenue	5.000%	6/15/19	5,000	5,171
Illinois Build Revenue	5.000%	6/15/20	5,225	5,339
Illinois Educational Facilities Authority Revenue
(University of Chicago) PUT	3.375%	2/3/14	10,000	10,355
Illinois Finance Authority Gas Supply Revenue
(Peoples Gas Light & Coke) PUT	2.125%	7/1/14	2,875	2,777
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	4/1/19	1,500	1,593
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	4/1/20	2,000	2,077
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	4/1/21	6,535	6,684
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	4/1/22	10,000	10,157

Illinois Finance Authority Revenue (Advocate
Health Care Network)	6.125%	11/1/23	3,000	3,326
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	4.375%	7/1/14	7,500	7,855
Illinois Finance Authority Revenue (Central
Dupage Health)	5.000%	11/1/27	18,725	17,629
Illinois Finance Authority Revenue (Central
Dupage Health)	5.125%	11/1/29	15,000	14,046
Illinois Finance Authority Revenue (Childrens
Memorial Hospital)	5.500%	8/15/28	21,760	21,024
Illinois Finance Authority Revenue (Little Co. of
Mary Hospital & Health Care Centers)	5.250%	8/15/36	6,500	5,573
Illinois Finance Authority Revenue (Memorial
Health System)	5.250%	4/1/29	12,670	11,470
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.250%	7/1/28	8,500	7,991
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.750%	8/15/30	9,000	9,103
Illinois Finance Authority Revenue (OSF
Healthcare System)	7.000%	11/15/29	10,000	10,373
Illinois Finance Authority Revenue (Palos
Community Hospital)	5.375%	5/15/30	34,070	32,060
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/1/23 (14)	5,000	4,860
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.750%	11/1/28 (14)	3,000	2,947
Illinois Finance Authority Revenue (Rush
University Medical Center)	6.375%	11/1/29	7,000	7,073
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	5.500%	8/15/30	5,000	4,421
Illinois Finance Authority Revenue (Southern
Illinois Healthcare)	5.250%	3/1/30 (4)	7,000	6,543
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/18	3,555	3,740
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/19	11,605	12,046
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/20	3,185	3,255
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/22	10,000	9,976
Illinois GO	5.375%	7/1/12 (14)(Prere.)	5,000	5,338
Illinois GO	5.375%	7/1/12 (Prere.)	5,500	5,872
Illinois GO	5.250%	10/1/12	14,000	14,724
Illinois GO	5.500%	8/1/13 (14)	14,005	14,890
Illinois GO	5.250%	10/1/14	40,000	41,776
Illinois GO	5.000%	1/1/15	6,050	6,314
Illinois GO	5.500%	8/1/17 (14)	7,500	7,595
Illinois GO	5.500%	8/1/18 (14)	6,000	6,045
Illinois GO	5.000%	1/1/19 (4)	15,000	14,999
Illinois GO	5.000%	1/1/19	15,475	15,375
Illinois GO	5.000%	1/1/19	10,000	9,935
Illinois GO	5.000%	1/1/20 (4)	8,635	8,519
Illinois GO	5.000%	1/1/21 (4)	31,470	30,653
Illinois GO	5.250%	1/1/21	7,425	7,318
Illinois GO	5.000%	1/1/22	2,740	2,611
Illinois GO	5.000%	11/1/24 (2)	5,000	4,581
Illinois GO	5.000%	4/1/26 (2)	12,600	11,426
Illinois GO	5.000%	6/1/26	5,100	4,621

Illinois GO	5.000%	6/1/26	900	816
Illinois GO	5.000%	6/1/27 (14)	4,000	3,610
Illinois GO	5.000%	3/1/28	5,500	4,928
Illinois GO	5.000%	9/1/31	2,500	2,207
Illinois Health Facilities Authority Revenue
(Elmhurst Memorial Hospital)	6.250%	1/1/17	5,060	5,153
Illinois Regional Transportation Authority
Revenue	6.250%	7/1/22 (4)	5,000	5,534
Illinois Regional Transportation Authority
Revenue	6.000%	7/1/23 (14)	5,000	5,439
Illinois Regional Transportation Authority
Revenue	6.250%	7/1/23 (4)	11,475	12,711
Illinois Sales Tax Revenue	0.000%	12/15/16 (2)	5,000	3,921
Illinois Sales Tax Revenue	5.375%	6/15/18	9,860	10,559
Illinois Sales Tax Revenue	5.375%	6/15/20	9,635	10,129
Illinois Sales Tax Revenue	5.000%	6/15/28 (14)	6,000	5,622
Illinois Toll Highway Authority Revenue	5.000%	1/1/23 (4)	23,000	22,999
Illinois Toll Highway Authority Revenue	5.000%	1/1/23 (4)	5,000	5,000
Illinois Toll Highway Authority Revenue	5.000%	1/1/24 (4)	20,000	19,924
Illinois Toll Highway Authority Revenue	5.000%	1/1/25 (4)	5,700	5,627
Illinois Toll Highway Authority Toll Highway
Revenue VRDO	0.300%	2/7/11 (4)	4,100	4,100
Illinois Toll Highway Authority Toll Highway
Revenue VRDO	0.330%	2/7/11	8,200	8,200
Kendall, Kane, & Will Counties IL Community
Unit School District GO	0.000%	2/1/28 (4)	3,125	1,114
Lake County IL Community High School District
No. 127 GO	0.000%	2/1/19	5,000	3,666
Lake County IL Community High School District
No. 127 GO	0.000%	2/1/20	5,000	3,451
Lake County IL Community High School District
No. 127 GO	0.000%	2/1/22	5,690	3,497
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/15 (14)	13,000	10,843
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/16 (14)	11,330	8,901
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/19 (3)	38,340	25,189
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/21 (14)	6,000	3,296
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/23 (14)	32,515	15,388
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/23 (14)	21,000	9,939
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/24 (14)	15,795	6,919
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/25 (14)	19,785	8,003
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/29 (14)	30,000	8,776
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/29 (4)	30,700	8,981
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/30 (4)	24,740	6,901
Peoria IL Public Building Community School
District Revenue	0.000%	12/1/14 (12)	2,800	2,514
Peoria IL Public Building Community School
District Revenue	0.000%	12/1/15 (12)	2,800	2,390

Peoria IL Public Building Community School
District Revenue	0.000%	12/1/16 (12)	2,900	2,339
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/16	10,000	10,354
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/17	6,000	6,032
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/18	5,000	4,924
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.500%	6/1/23	27,000	25,563
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.000%	6/1/28	10,000	9,543
Southwestern IL Development Authority
Revenue (Local Government Program)	5.000%	4/15/30	10,000	9,411
University of Illinois Auxiliary Facilities System
Revenue	0.000%	4/1/16 (14)	15,270	12,541
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/21	3,430	3,523
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/22	6,015	6,182
University of Illinois Auxiliary Facilities System
Revenue	5.250%	4/1/30	5,000	4,864
				1,497,388
Indiana (1.2%)
Decatur Township IN Multi-School Buildings
Corp. Revenue	5.000%	7/15/21 (4)	5,695	6,035
Franklin IN Community Multi-School Building
Corp. Revenue	5.000%	7/15/23 (4)	2,480	2,623
Hammond IN Multi-School Building Corp.
Mortgage Revenue	5.000%	7/15/24 (14)	2,735	2,766
Hammond IN Multi-School Building Corp.
Mortgage Revenue	5.000%	7/15/25 (14)	2,875	2,894
Indiana Finance Authority Environmental
Revenue (Duke Energy Indiana Inc. Project)	3.375%	3/1/19	10,000	9,690
Indiana Finance Authority Facilities Revenue
(Miami Correctional Facility - Phase II)	5.000%	7/1/15	3,865	4,260
Indiana Finance Authority Facilities Revenue
(Miami Correctional Facility - Phase II)	5.000%	7/1/17	3,315	3,660
Indiana Finance Authority Facilities Revenue
(Miami Correctional Facility - Phase II)	5.000%	7/1/18	4,085	4,480
Indiana Finance Authority Facilities Revenue
(Wabash Valley Correctional Facility)	5.000%	7/1/14	2,510	2,751
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/18	5,000	5,372
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/20	4,370	4,523
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/23	3,570	3,579
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.250%	11/1/24	10,855	10,985
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.250%	11/1/25	13,895	13,973

Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.250%	11/1/26	14,425	14,332
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.250%	11/1/27	8,615	8,436
Indiana Finance Authority Highway Revenue	5.000%	12/1/19	8,750	9,809
Indiana Finance Authority Lease Revenue	5.000%	11/1/17	7,500	8,269
Indiana Finance Authority Revenue (Trinity
Health)	5.000%	12/1/28	6,295	5,858
Indiana Health & Educational Facility Financing
Authority Hospital Revenue (Clarian Health
Obligated Group)	5.000%	2/15/24	2,000	1,910
Indiana Health & Educational Facility Financing
Authority Hospital Revenue (Clarian Health
Obligated Group)	5.000%	2/15/25	14,000	13,201
Indiana Health & Educational Facility Financing
Authority Hospital Revenue (Clarian Health
Obligated Group)	5.000%	2/15/26	18,475	17,073
Indiana Health & Educational Facility Financing
Authority Hospital Revenue (Harrison County
Hospital Project) VRDO	0.310%	2/1/11 LOC	5,200	5,200
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	3.750%	2/1/12	10,000	10,320
Indiana Municipal Power Agency Revenue	5.250%	1/1/15 (14)	750	797
Indiana Municipal Power Agency Revenue	5.000%	1/1/21	5,970	6,255
Indiana Municipal Power Agency Revenue	5.625%	1/1/28	4,640	4,766
Indiana Municipal Power Agency Revenue	5.750%	1/1/29	2,000	2,061
Indiana Office Building Commission Facilities
Revenue (New Castle Correctional Facility)	5.250%	7/1/19 (14)	3,515	3,802
Indiana Transportation Finance Authority
Highway Revenue	5.000%	12/1/12 (14)	4,500	4,850
Indianapolis IN Gas Utility Revenue	5.000%	8/15/21 (4)	3,530	3,692
Indianapolis IN Gas Utility Revenue	5.000%	8/15/22 (4)	15,655	16,174
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	2/1/18	15,070	16,719
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	1/15/19	3,000	3,348
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	1/15/20	1,545	1,705
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	2/1/20	5,000	5,421
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	1/15/21	8,590	9,317
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	1/15/22	7,000	7,489
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	8/1/22	1,425	1,524
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	8/1/23	1,895	2,006
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	8/1/25	2,085	2,165
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	8/1/26	1,985	2,041
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Bank-Waterworks Project)	5.500%	1/1/29	10,000	10,199

Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/22	1,715	1,823
Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/23 (12)	4,285	4,492
Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/25 (12)	3,535	3,601
Rockport IN Pollution Control Revenue (Indiana
Michigan Power Co. Project) PUT	6.250%	6/2/14	13,250	14,514
Rockport IN Pollution Control Revenue (Indiana
Michigan Power Co. Project) PUT	6.250%	6/2/14	11,750	12,871
Whiting IN Environmental Facilities Revenue
(BP Products North America Inc. Project)	5.000%	7/1/17	5,000	5,324
Whiting IN Environmental Facilities Revenue
(BP Products North America Inc. Project) PUT	2.800%	6/2/14	18,000	17,904
				336,859
Iowa (0.3%)
Clinton Community School District Iowa School
Infrastructure Sales, Services, & Use Tax
Revenue	4.750%	7/1/26	1,970	1,988
Clinton Community School District Iowa School
Infrastructure Sales, Services, & Use Tax
Revenue	4.750%	7/1/27	1,565	1,568
Clinton Community School District Iowa School
Infrastructure Sales, Services, & Use Tax
Revenue	5.000%	1/1/30	6,080	6,028
Des Moines IA Independent Community School
District School Infrastructure Revenue	5.000%	6/1/19	3,400	3,696
Iowa Finance Authority Health Facilities
Revenue (Great River Medical Center Project)
VRDO	0.310%	2/1/11 LOC	5,200	5,200
Iowa Finance Authority Health Facilities
Revenue (Iowa Health System)	5.250%	2/15/29 (12)	13,500	13,102
Iowa Finance Authority Health Facilities
Revenue (Iowa Health System)	5.250%	8/15/29 (12)	5,500	5,335
Iowa GO	5.500%	2/15/13 (14)	8,945	9,736
Iowa Special Obligation Revenue (Ijobs
Program)	5.000%	6/1/27	5,985	6,114
Iowa Special Obligation Revenue (Ijobs
Program)	5.000%	6/1/28	6,280	6,364
Iowa Special Obligation Revenue (Prison
Infrastructure)	5.000%	6/15/21	1,150	1,252
Iowa Special Obligation Revenue (Prison
Infrastructure)	5.000%	6/15/22	2,100	2,256
Iowa Special Obligation Revenue (Prison
Infrastructure)	5.000%	6/15/27	4,000	4,051
Iowa Student Loan Liquidity Corp. Revenue	5.000%	12/1/16	8,545	9,106
Iowa Student Loan Liquidity Corp. Revenue	5.250%	12/1/17	5,655	6,027
				81,823
Kansas (0.4%)
Cowley County KS Unified School District GO	4.750%	9/1/26 (4)	3,680	3,624
Cowley County KS Unified School District GO	4.750%	9/1/27 (4)	3,500	3,402
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/12	7,400	7,915
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.000%	11/15/20	1,150	1,233

Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.000%	11/15/22	1,500	1,555
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.000%	11/15/24	2,800	2,868
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.000%	11/15/29	6,000	5,658
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.500%	11/15/29	10,435	10,441
Kansas Development Finance Authority
Revenue (Kansas Department of Commerce
Impact Program)	5.000%	6/1/19	6,730	7,526
Kansas Development Finance Authority
Revenue (Kansas Department of Commerce
Impact Program)	5.000%	6/1/20	7,070	7,828
Kansas Development Finance Authority
Revenue (Kansas Department of Health &
Environment)	5.000%	3/1/21	5,000	5,557
Kansas Development Finance Authority
Revenue (Sisters of Charity of Leavenworth
Health System)	5.250%	1/1/25	7,500	7,579
Leavenworth County KS Unified School District
GO	4.500%	3/1/18 (12)	1,030	1,129
Leavenworth County KS Unified School District
GO	4.500%	9/1/18 (12)	1,030	1,126
Leavenworth County KS Unified School District
GO	4.500%	3/1/19 (12)	1,000	1,083
Leavenworth County KS Unified School District
GO	4.500%	9/1/19 (12)	600	648
Leavenworth County KS Unified School District
GO	4.500%	3/1/20 (12)	1,115	1,180
Leavenworth County KS Unified School District
GO	4.500%	9/1/20 (12)	1,185	1,248
Leavenworth County KS Unified School District
GO	4.750%	3/1/21 (12)	1,165	1,234
Leavenworth County KS Unified School District
GO	4.750%	9/1/21 (12)	1,265	1,336
Leavenworth County KS Unified School District
GO	5.000%	3/1/22 (12)	1,060	1,132
Leavenworth County KS Unified School District
GO	5.000%	9/1/22 (12)	1,360	1,449
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/18	1,000	1,114
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/19	1,500	1,637
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/20	1,500	1,589
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/21	1,500	1,556
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/24	5,055	5,082
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/26	4,300	4,231
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/16	1,000	1,074

Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.250%	11/15/24	5,000	5,038
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/24 (13)	5,000	5,096
				103,168
Kentucky (1.2%)
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.250%	9/1/18 (14)	5,000	5,673
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.000%	9/1/20	8,315	9,105
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.000%	9/1/21	14,000	15,059
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.000%	9/1/22	7,000	7,415
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/18	1,840	1,940
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/19	1,475	1,535
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/20	1,125	1,163
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/21	2,000	2,033
Kentucky Property & Building Commission
Revenue	5.250%	8/1/11 (4)(Prere.)	9,725	9,964
Kentucky Property & Building Commission
Revenue	5.250%	8/1/11 (4)(Prere.)	11,815	12,105
Kentucky Property & Building Commission
Revenue	5.375%	10/1/11 (14)(Prere.)	5,000	5,167
Kentucky Property & Building Commission
Revenue	5.500%	8/1/12 (4)	10,000	10,690
Kentucky Property & Building Commission
Revenue	5.250%	8/1/13 (4)	27,540	28,130
Kentucky Property & Building Commission
Revenue	5.250%	10/1/13 (4)	14,965	16,432
Kentucky Property & Building Commission
Revenue	5.250%	8/1/15 (4)	15,480	15,801
Kentucky Property & Building Commission
Revenue	5.250%	10/1/15 (4)	1,500	1,677
Kentucky Property & Building Commission
Revenue	5.000%	11/1/17	8,570	9,509
Kentucky Property & Building Commission
Revenue	5.000%	8/1/18 (14)	8,350	9,210
Kentucky Property & Building Commission
Revenue	5.000%	11/1/18	14,880	16,393
Kentucky Property & Building Commission
Revenue	5.500%	8/1/19 (2)	6,870	7,737
Kentucky Property & Building Commission
Revenue	5.000%	10/1/19 (2)	5,000	5,456
Kentucky Property & Building Commission
Revenue	5.000%	8/1/20	22,505	24,297
Kentucky Property & Building Commission
Revenue	5.500%	8/1/20 (2)	4,320	4,826

Kentucky Property & Building Commission
Revenue	5.000%	11/1/20	4,500	4,788
Kentucky Property & Building Commission
Revenue	5.000%	8/1/21	45,000	47,862
Kentucky Property & Building Commission
Revenue	5.250%	2/1/23 (12)	6,215	6,577
Kentucky Property & Building Commission
Revenue	5.000%	11/1/23 (4)	5,120	5,261
Kentucky Property & Building Commission
Revenue	5.000%	11/1/24 (4)	5,000	5,090
Kentucky Property & Building Commission
Revenue	5.250%	2/1/25 (12)	4,995	5,156
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/23	9,890	10,386
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/24	7,065	7,378
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/25	7,000	7,241
Louisville & Jefferson County KY Metropolitan
Government Pollution Control Revenue
(Louisville Gas & Electric Co. Project) PUT	5.750%	12/2/13	23,000	24,867
				345,923
Louisiana (1.3%)
East Baton Rouge Parish LA Sales Tax
Revenue	5.000%	8/1/22 (12)	2,560	2,708
East Baton Rouge Parish LA Sales Tax
Revenue	5.000%	8/1/23 (12)	5,165	5,384
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/17	1,000	1,089
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/18	1,000	1,080
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/19	1,030	1,101
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/20	1,000	1,050
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/21	1,000	1,035
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/18 (2)	14,470	14,669
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/21 (2)	20,000	19,563
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/22 (2)	13,660	13,150
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/23 (2)	10,000	9,447
Louisiana Gasoline & Fuel Tax Revenue	5.250%	5/1/20 (14)	6,200	6,565
Louisiana GO	5.000%	5/1/11 (4)	16,830	17,026
Louisiana GO	5.000%	5/1/12 (4)	18,955	20,000
Louisiana GO	5.250%	5/1/12 (14)	10,000	10,578
Louisiana GO	5.500%	5/15/12 (14)	12,660	12,837
Louisiana GO	5.500%	5/15/13 (14)	5,345	5,420
Louisiana GO	5.000%	8/1/14 (14)	22,880	25,541
Louisiana GO	5.000%	11/15/17	10,000	11,380
Louisiana GO	5.000%	11/15/17	17,040	19,391

Louisiana GO	5.000%	5/1/18 (4)	25,210	27,659
Louisiana GO	5.000%	11/15/18	28,500	32,302
Louisiana GO	5.000%	5/1/21 (4)	9,765	10,315
Louisiana GO	5.000%	5/1/23 (4)	26,665	27,715
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/22	2,790	2,873
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/24	11,000	11,087
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/25	2,000	2,000
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	5.625%	10/1/30	15,905	14,469
Louisiana Office Facilities Corp. Lease Revenue
(Capitol Complex Project)	5.000%	5/1/17	5,300	5,646
Louisiana Office Facilities Corp. Lease Revenue
(Capitol Complex Project)	5.000%	5/1/19	4,495	4,677
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/15	4,055	4,129
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/17	1,520	1,491
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.250%	5/15/27	15,165	12,950
New Orleans LA Aviation Board Revenue	4.500%	1/1/16 (12)	1,860	1,946
New Orleans LA Aviation Board Revenue	4.500%	1/1/16 (12)	4,535	4,744
New Orleans LA Aviation Board Revenue	4.500%	1/1/17 (12)	1,955	2,033
New Orleans LA Aviation Board Revenue	4.500%	1/1/17 (12)	1,390	1,446
New Orleans LA Aviation Board Revenue	5.000%	1/1/18 (12)	2,200	2,314
New Orleans LA Aviation Board Revenue	5.000%	1/1/18 (12)	2,440	2,566
				371,376
Maine (0.1%)
Maine GO	4.000%	6/1/13	1,640	1,756
Maine GO	5.000%	6/1/16	3,770	4,312
Portland ME Airport Revenue	5.000%	1/1/21 (4)	1,000	1,035
Portland ME Airport Revenue	5.000%	1/1/22 (4)	1,000	1,024
Portland ME Airport Revenue	5.000%	1/1/23	1,000	1,012
Portland ME Airport Revenue	5.000%	1/1/24 (4)	1,610	1,617
Portland ME Airport Revenue	5.000%	1/1/25 (4)	1,000	994
Portland ME Airport Revenue	5.000%	1/1/26 (4)	1,720	1,686
Portland ME Airport Revenue	5.000%	1/1/28 (4)	1,200	1,150
Portland ME Airport Revenue	5.000%	1/1/29 (4)	1,265	1,217
				15,803
Maryland (0.7%)
Baltimore MD Consolidated Public Improvement
GO	5.000%	10/15/18 (2)	1,365	1,498
Baltimore MD Consolidated Public Improvement
GO	5.000%	10/15/19 (2)	2,185	2,371
Maryland Department of Transportation
Revenue	5.000%	6/1/15	1,725	1,955
Maryland Economic Development Corp.
Pollution Control Revenue (Potomac Electric
Power Co.)	6.200%	9/1/22	6,000	6,664
Maryland GO	5.000%	8/1/12	10,000	10,667

Maryland GO	5.000%	8/1/12	10,000	10,667
Maryland GO	5.000%	2/15/13	58,765	63,831
Maryland GO	5.000%	8/1/13	10,685	11,773
Maryland GO	5.000%	8/1/15 (Prere.)	15,260	17,561
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	5.000%	5/15/15	3,500	3,862
Maryland Health & Higher Educational Facilities
Authority Revenue (LifeBridge Health)	5.000%	7/1/14 (Prere.)	3,915	4,364
Maryland Health & Higher Educational Facilities
Authority Revenue (LifeBridge Health)	5.000%	7/1/14 (Prere.)	2,980	3,322
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/16	3,895	4,169
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/17	3,000	3,187
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/18	2,500	2,641
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.250%	7/1/19	1,700	1,794
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	4.500%	7/1/20	1,500	1,486
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.250%	7/1/21	2,000	2,076
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	4.750%	7/1/23	900	874
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.500%	7/1/24 (2)	3,800	3,921
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.250%	7/1/28 (2)	9,000	8,969
Maryland Transportation Authority GAN	5.000%	3/1/14	13,240	14,740
Maryland Transportation Authority GAN	5.000%	3/1/16	2,500	2,860
Maryland Transportation Authority GAN	5.250%	3/1/16	4,000	4,625
Maryland Transportation Authority GAN	5.250%	3/1/20	8,085	9,243
				199,120
Massachusetts (4.2%)
Boston MA Water & Sewer Commission
Revenue	5.750%	11/1/13	3,130	3,356
1 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.350%	2/7/11	11,100	11,100
1 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.350%	2/7/11	15,970	15,970
1 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.370%	2/7/11	15,110	15,110
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/19	5,000	5,410
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/20	2,610	2,920

Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/20	2,000	2,139
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/22	11,000	11,416
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/23	14,750	15,101
Massachusetts Department of Transportation
Metropolitan Highway System Revenue
VRDO	0.290%	2/7/11	900	900
Massachusetts Development Finance Agency
Resource Recovery Revenue (SEMASS
System)	5.625%	1/1/13 (14)	16,670	17,198
Massachusetts Development Finance Agency
Resource Recovery Revenue (SEMASS
System)	5.625%	1/1/14 (14)	7,340	7,528
Massachusetts Development Finance Agency
Resource Recovery Revenue (SEMASS
System)	5.625%	1/1/15 (14)	8,310	8,505
Massachusetts Development Finance Agency
Resource Recovery Revenue (SEMASS
System)	5.625%	1/1/16 (14)	3,500	3,579
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/21	2,510	2,717
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/29	9,500	9,477
Massachusetts Development Finance Agency
Revenue (Draper Laboratory)	5.750%	9/1/25	6,765	7,087
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.500%	1/1/30	15,000	14,808
Massachusetts Educational Financing Authority
Education Loan Revenue	5.500%	1/1/22	3,500	3,594
Massachusetts GAN	5.125%	6/15/11 (Prere.)	8,555	8,555
Massachusetts GAN	5.750%	12/15/11 (Prere.)	20,000	20,000
Massachusetts GAN	5.750%	6/15/12 (Prere.)	11,280	11,280
Massachusetts GAN	5.125%	12/15/12 (Prere.)	5,000	5,000
Massachusetts GAN	5.125%	6/15/13 (Prere.)	5,000	5,000
Massachusetts GAN	5.750%	6/15/13 (Prere.)	10,000	10,000
Massachusetts GO	5.000%	11/1/13	8,000	8,851
Massachusetts GO	5.500%	11/1/13 (3)	8,605	9,637
Massachusetts GO	5.500%	11/1/14 (14)	3,000	3,427
Massachusetts GO	5.500%	12/1/14 (4)	1,000	1,144
Massachusetts GO	5.250%	8/1/15	5,000	5,705
Massachusetts GO	5.000%	9/1/15	14,360	16,250
Massachusetts GO	5.000%	9/1/16	7,710	8,797
Massachusetts GO	5.500%	11/1/16 (ETM)	24,500	29,203
Massachusetts GO	5.500%	11/1/16 (14)(ETM)	73,000	87,012
Massachusetts GO	5.500%	11/1/16 (ETM)	50,000	59,597
Massachusetts GO	5.500%	11/1/17	10,000	11,712
Massachusetts GO	5.500%	11/1/17 (14)	20,000	23,424
Massachusetts GO	5.500%	11/1/17 (4)	7,000	8,199
Massachusetts GO	5.500%	8/1/18 (14)	5,000	5,847
Massachusetts GO	5.500%	10/1/18	9,500	11,113
Massachusetts GO	5.500%	10/1/20 (14)	10,915	12,667
Massachusetts GO	5.250%	8/1/21	25,000	28,237
1 Massachusetts GO TOB VRDO	0.350%	2/7/11 LOC	7,955	7,955
1 Massachusetts GO TOB VRDO	0.430%	2/7/11 LOC	26,220	26,220
Massachusetts Health & Educational Facilities
Authority Revenue (Boston College)	5.500%	6/1/30	5,000	5,365

Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.250%	7/1/11 (14)	4,670	4,679
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.250%	7/1/12 (14)	1,850	1,853
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.000%	7/1/28	18,000	15,209
Massachusetts Health & Educational Facilities
Authority Revenue (Caregroup)	5.375%	7/1/23	3,380	3,399
Massachusetts Health & Educational Facilities
Authority Revenue (Caregroup)	5.375%	7/1/24	5,500	5,440
Massachusetts Health & Educational Facilities
Authority Revenue (Caregroup)	5.375%	7/1/25	3,500	3,423
Massachusetts Health & Educational Facilities
Authority Revenue (Caritas Christi Obligated
Group)	6.500%	7/1/12 (ETM)	5,190	5,439
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	6.250%	4/1/20	1,685	2,102
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/20	3,740	3,994
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/25	1,460	1,476
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/26	2,000	2,002
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/28	1,155	1,119
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)
PUT	4.100%	4/19/12	8,000	8,264
Massachusetts Health & Educational Facilities
Authority Revenue (Suffolk University)	6.250%	7/1/30	5,000	5,115
Massachusetts Health & Educational Facilities
Authority Revenue (University of
Massachusetts Memorial Health Care Inc.)	5.250%	7/1/25	6,815	6,600
Massachusetts Municipal Wholesale Electric Co.
Power System Revenue	5.250%	7/1/12 (14)	22,865	23,825
Massachusetts Municipal Wholesale Electric Co.
Power System Revenue	5.250%	7/1/13 (14)	20,000	20,717
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/13 (4)	5,000	5,485
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (4)	10,000	11,295
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/21 (4)	41,095	43,691
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/23 (4)	6,800	7,103
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/27 (14)	7,830	7,925
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30 (4)	27,615	27,637
Massachusetts Special Obligation Dedicated
Tax Revenue	5.250%	1/1/14 (Prere.)	8,685	9,701
Massachusetts Special Obligation Dedicated
Tax Revenue	5.250%	1/1/19 (14)	5,000	5,564
Massachusetts Special Obligation Dedicated
Tax Revenue	5.250%	1/1/21 (14)	6,875	7,369
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/26 (3)	29,860	30,843

Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/28 (14)	11,075	11,270
Massachusetts Special Obligation Revenue	5.000%	12/15/14	15,805	17,758
Massachusetts Special Obligation Revenue	5.000%	6/15/15	10,000	11,268
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/11 (ETM)	6,475	6,634
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/11	830	833
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/12	295	296
Massachusetts Water Pollution Abatement Trust
Revenue	5.125%	8/1/14	140	141
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	2/1/21	5,955	6,851
Massachusetts Water Resources Authority
Revenue	6.500%	7/15/19 (ETM)	37,515	45,011
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/19	21,580	24,386
Massachusetts Water Resources Authority
Revenue	5.500%	8/1/22 (4)	3,300	3,800
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.370%	2/7/11 LOC	38,720	38,720
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.370%	2/7/11 LOC	20,410	20,410
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.370%	2/7/11 LOC	16,730	16,730
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.430%	2/7/11 (4)LOC	25,080	25,080
Massachusetts Water Resources Authority
Revenue VRDO	0.280%	2/7/11	40,590	40,590
University of Massachusetts Building Authority
Revenue	5.000%	11/1/19	12,155	13,661
University of Massachusetts Building Authority
Revenue	5.000%	11/1/19 (2)	25,625	27,068
				1,169,888
Michigan (2.5%)
Detroit MI GO	5.000%	4/1/14 (12)	9,780	10,006
Detroit MI GO	5.000%	4/1/15 (12)	7,970	8,138
Detroit MI GO	5.000%	4/1/16 (12)	3,440	3,547
Detroit MI GO	5.000%	4/1/17 (12)	3,580	3,673
Detroit MI Sewer System Revenue	5.000%	7/1/13 (Prere.)	15,665	17,225
Detroit MI Sewer System Revenue	5.125%	7/1/15 (Prere.)	12,000	13,824
Detroit MI Sewer System Revenue	0.000%	7/1/16 (14)	7,500	5,936
Detroit MI Sewer System Revenue	5.250%	7/1/22 (14)	5,735	5,756
Detroit MI Sewer System Revenue	7.000%	7/1/27 (4)	10,300	11,498
Detroit MI Water Supply System Revenue	5.000%	7/1/19 (14)	5,000	5,128
Detroit MI Water Supply System Revenue	5.000%	7/1/20 (14)	7,665	7,755
Detroit MI Water Supply System Revenue	5.000%	7/1/20 (4)	8,535	8,636
Detroit MI Water Supply System Revenue	5.000%	7/1/22 (14)	4,000	3,996
Detroit MI Water Supply System Revenue	5.000%	7/1/23 (14)	4,000	3,909
Detroit MI Water Supply System Revenue	5.000%	7/1/24 (4)	26,825	25,809
Detroit MI Water Supply System Revenue	5.000%	7/1/25 (4)	4,000	3,799
Eastern Michigan University Revenue VRDO	0.310%	2/1/11 LOC	11,000	11,000
Jackson County MI Hospital Finance Authority
Hospital Revenue (Allegiance Health)	5.000%	6/1/17	2,420	2,511

Kalamazoo MI Hospital Financing Authority
Hospital Revenue (Bronson Methodist
Hospital)	5.000%	5/15/30	18,370	16,247
Kent Hospital MI Finance Authority Revenue
(Spectrum Health) PUT	5.250%	1/15/14	10,000	10,863
Kent Hospital MI Finance Authority Revenue
(Spectrum Health) PUT	5.500%	1/15/15	11,500	12,771
Michigan Building Authority Revenue	5.500%	10/15/11 (Prere.)	340	352
Michigan Building Authority Revenue	5.500%	10/15/11 (Prere.)	565	585
Michigan Building Authority Revenue	5.500%	10/15/11 (Prere.)	285	295
Michigan Building Authority Revenue	5.500%	10/15/11 (Prere.)	380	393
Michigan Building Authority Revenue	5.500%	10/15/11 (Prere.)	8,440	8,736
Michigan Building Authority Revenue	5.500%	10/15/11 (Prere.)	6,010	6,221
Michigan Building Authority Revenue	5.500%	10/15/12	6,315	6,510
Michigan Building Authority Revenue	5.250%	10/15/13 (4)	12,000	12,869
Michigan Building Authority Revenue	5.500%	10/15/13	5,660	5,820
Michigan Building Authority Revenue	5.250%	10/15/14 (4)	15,000	16,356
Michigan Building Authority Revenue	5.500%	10/15/14	9,435	9,690
Michigan Building Authority Revenue	5.250%	10/15/15 (4)	22,445	24,288
Michigan Building Authority Revenue	5.500%	10/15/15	4,715	4,837
Michigan Building Authority Revenue	5.250%	10/15/16 (4)	9,000	9,722
Michigan Building Authority Revenue	5.000%	10/15/18	12,575	13,575
Michigan Building Authority Revenue	5.000%	10/15/19	8,315	8,879
Michigan GO	5.500%	12/1/13	6,125	6,738
Michigan GO	5.000%	5/1/17	33,880	37,296
Michigan GO	5.000%	5/1/18	12,985	14,188
Michigan GO	5.250%	9/15/25 (4)	10,810	11,009
Michigan GO	5.250%	9/15/26 (4)	12,805	12,940
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group)	5.000%	11/15/18	4,000	4,310
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group)	5.000%	11/15/19	5,000	5,344
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	3.750%	3/15/12	15,000	15,501
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	5.000%	5/1/12	9,595	10,058
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	5.000%	11/1/12	2,500	2,660
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	2.625%	6/30/14	30,000	30,616
Michigan Hospital Finance Authority Revenue
(Genesys Regional Medical Center Obligated
Group)	5.300%	10/1/11 (ETM)	3,800	3,855
Michigan Hospital Finance Authority Revenue
(Genesys Regional Medical Center Obligated
Group)	5.375%	10/1/13 (ETM)	4,000	4,178
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.250%	11/15/24	5,000	4,856
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.625%	11/15/29	15,775	14,791
Michigan Hospital Finance Authority Revenue
(MidMichigan Obligated Group)	5.125%	6/1/19	2,500	2,560
Michigan Hospital Finance Authority Revenue
(MidMichigan Obligated Group)	5.625%	6/1/24	5,000	5,024
Michigan Hospital Finance Authority Revenue
(MidMichigan Obligated Group)	6.000%	6/1/29	4,000	4,005
Michigan Hospital Finance Authority Revenue
(Sparrow Obligated Group)	5.000%	11/15/26 (14)	13,015	12,035

Michigan Hospital Finance Authority Revenue
(Trinity Health)	5.000%	12/1/27	8,000	7,666
Michigan Municipal Bond Authority RAN	5.000%	3/21/11	28,000	28,077
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/21	3,500	3,834
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/22	4,000	4,326
Monroe County MI Economic Development
Corp. Revenue (Detroit Edison Co. Project)	6.950%	9/1/22 (14)	27,000	31,207
Royal Oak MI Hospital Finance Authority
Hospital Revenue (Beaumont Hospital)	5.500%	8/1/19	20,000	20,756
Royal Oak MI Hospital Finance Authority
Hospital Revenue (Beaumont Hospital)	6.375%	8/1/29	25,000	25,351
Royal Oak MI Hospital Finance Authority
Hospital Revenue (Beaumont Hospital)	8.000%	9/1/29	13,900	15,430
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/18	2,195	2,254
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/19	2,300	2,308
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/30	10,000	8,841
University of Michigan University Revenue	5.000%	4/1/21	11,210	12,526
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/16	5,000	5,272
				690,967
Minnesota (1.6%)
Minneapolis & St. Paul MN Housing &
RedevelopmentAuthority Health Care System
Revenue (Allina Health System)	5.000%	11/15/17	1,785	1,930
Minneapolis & St. Paul MN Housing &
RedevelopmentAuthority Health Care System
Revenue (Allina Health System)	5.000%	11/15/18	2,190	2,320
Minneapolis & St. Paul MN Housing &
RedevelopmentAuthority Health Care System
Revenue (Allina Health System)	5.000%	11/15/20	1,585	1,635
Minneapolis & St. Paul MN Housing &
RedevelopmentAuthority Health Care System
Revenue (Allina Health System)	5.000%	11/15/20	1,805	1,862
Minneapolis & St. Paul MN Housing &
RedevelopmentAuthority Health Care System
Revenue (Allina Health System)	5.000%	11/15/21	2,205	2,243
Minneapolis & St. Paul MN Housing &
RedevelopmentAuthority Health Care System
Revenue (Allina Health System)	5.000%	11/15/21	3,925	3,992
Minneapolis & St. Paul MN Housing &
RedevelopmentAuthority Health Care System
Revenue (Allina Health System)	5.000%	11/15/22	2,425	2,446
Minneapolis & St. Paul MN Housing &
RedevelopmentAuthority Health Care System
Revenue (Allina Health System)	5.250%	11/15/29	7,000	6,772
Minneapolis & St. Paul MN Housing &
RedevelopmentAuthority Health Care System
Revenue (Children's Hospital Clinics) VRDO	0.310%	2/1/11 (4)	7,400	7,400
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	6.000%	11/15/18	15,000	16,267
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	6.625%	11/15/28	15,500	16,450

Minnesota GO	5.000%	10/1/11	26,795	27,631
Minnesota GO	5.000%	11/1/11	24,545	25,405
Minnesota GO	5.000%	6/1/12	21,700	22,999
Minnesota GO	5.000%	11/1/12 (ETM)	8,235	8,863
Minnesota GO	5.000%	11/1/12	13,685	14,738
Minnesota GO	5.000%	11/1/12	19,775	21,297
Minnesota GO	5.000%	8/1/13 (ETM)	5,780	6,360
Minnesota GO	5.000%	10/1/13	5,445	6,028
Minnesota GO	5.000%	11/1/13 (ETM)	10,655	11,851
Minnesota GO	5.000%	11/1/13	17,615	19,552
Minnesota GO	5.000%	11/1/13	19,500	21,644
Minnesota GO	5.000%	12/1/13	10,610	11,807
Minnesota GO	5.000%	11/1/14	19,275	21,796
Minnesota GO	4.000%	12/1/14	3,730	4,069
Minnesota GO	5.000%	12/1/14	8,150	9,232
Minnesota GO	5.000%	11/1/15	19,775	22,685
Minnesota GO	5.000%	12/1/15	8,150	9,362
Minnesota Office of Higher Education Revenue
(Supply Student Loan)	5.000%	11/1/16	1,120	1,224
Minnesota Office of Higher Education Revenue
(Supply Student Loan)	5.000%	11/1/18	4,305	4,586
Minnesota Technology Lease Purchase COP	5.000%	6/1/17	9,690	10,852
Minnesota Technology Lease Purchase COP	5.000%	6/1/18	8,925	9,838
Minnesota Technology Lease Purchase COP	5.000%	6/1/19	10,680	11,609
Southern Minnesota Municipal Power Agency
Power Supply System Revenue	5.250%	1/1/30	2,000	2,001
St. Cloud MN Health Care Revenue (Centracare
Health System)	5.125%	5/1/30	7,000	6,738
St. Louis Park MN Health Care Facilities
Revenue (Park Nicollet Health Services)	5.500%	7/1/15	5,675	6,194
St. Louis Park MN Health Care Facilities
Revenue (Park Nicollet Health Services)	5.500%	7/1/16	11,775	12,764
St. Louis Park MN Health Care Facilities
Revenue (Park Nicollet Health Services)	5.500%	7/1/23	21,700	22,069
St. Louis Park MN Health Care Facilities
Revenue (Park Nicollet Health Services)	5.625%	7/1/26	6,000	5,891
University of Minnesota Revenue	5.000%	8/1/19	1,150	1,300
University of Minnesota Revenue	5.000%	8/1/21	1,885	2,080
University of Minnesota Revenue	5.000%	4/1/22	500	540
University of Minnesota Revenue	5.000%	8/1/22	1,585	1,720
University of Minnesota Revenue	5.000%	8/1/23	2,500	2,682
University of Minnesota Revenue	5.000%	8/1/24	4,515	4,793
University of Minnesota Revenue	5.000%	8/1/29	5,615	5,674
University of Minnesota Revenue	5.000%	8/1/30	2,500	2,511
				443,702
Mississippi (0.4%)
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.250%	2/7/11	50,000	50,000
Mississippi GO	5.750%	12/1/11	6,000	6,267
Mississippi GO	5.500%	9/1/12 (4)	5,000	5,376
Mississippi GO	5.500%	12/1/16	3,435	4,029
Mississippi GO	5.500%	12/1/19	2,000	2,334
Mississippi GO	5.000%	12/1/20	10,000	10,868
Mississippi GO	5.000%	12/1/21	16,890	18,127

Mississippi Hospital Equipment & Facilities
Authority Revenue (North Mississippi Health
Services)	5.000%	10/1/17	2,500	2,735
Warren County MS Gulf Opportunity Zone
Revenue (International Paper Co. Projects)	5.800%	5/1/34	2,500	2,391
				102,127
Missouri (0.8%)
Cape Girardeau County MO Industrial
Development Authority Health Facilities
Revenue (Southeast Missouri Hospital
Association)	5.625%	6/1/12 (Prere.)	5,655	6,020
Kansas City MO Airport Revenue	5.000%	9/1/13	11,550	12,557
Kansas City MO Airport Revenue	5.000%	9/1/14	10,000	11,021
Kansas City MO Special Obligation Revenue	0.000%	2/1/18	3,000	2,169
Kansas City MO Special Obligation Revenue	0.000%	2/1/19	7,615	5,151
Missouri Board Public Building Special
Obligation Revenue	5.000%	10/15/27	13,275	13,414
Missouri Development Finance Board Cultural
Facilities Revenue (Nelson Gallery
Foundation) VRDO	0.270%	2/1/11	14,000	14,000
Missouri Development Finance Board
Infrastructure Facilities Revenue (Branson
Landing Project)	4.750%	6/1/25	3,230	3,022
Missouri Environmental Improvement & Energy
Resources Authority Water Pollution Control
Revenue (State Revolving Fund Program)	5.500%	7/1/12	4,190	4,476
Missouri Environmental Improvement & Energy
Resources Authority Water Pollution Control
Revenue (State Revolving Fund Program)	5.500%	7/1/13	5,250	5,814
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/19	2,420	2,583
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/21	4,000	4,129
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/22	5,270	5,416
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Episcopal - Presbyterian Hospital)	5.500%	12/1/12 (4)	3,365	3,438
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Episcopal - Presbyterian Hospital)	5.500%	12/1/13 (4)	3,580	3,652
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Episcopal - Presbyterian Hospital)	5.500%	12/1/14 (4)	3,260	3,320
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	5.000%	11/15/20	3,975	4,102
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	5.250%	11/15/25	8,000	8,031
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	5.000%	11/15/30	5,000	4,689

Missouri Health & Educational Facilities
Authority Revenue (Children's Mercy Hospital)	5.250%	5/15/29	19,230	18,170
1 Missouri Health & Educational Facilities
Authority Revenue (Washington University)
TOB VRDO	0.270%	2/1/11	4,610	4,610
Missouri Highways & Transportation
Commission Road Revenue	5.625%	2/1/11 (Prere.)	2,000	2,000
Missouri Highways & Transportation
Commission Road Revenue	5.625%	2/1/11 (Prere.)	3,430	3,430
Missouri Highways & Transportation
Commission Road Revenue	5.625%	2/1/11 (Prere.)	3,000	3,000
Missouri Highways & Transportation
Commission Road Revenue	5.250%	2/1/12 (Prere.)	11,410	11,954
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/19	1,825	2,084
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/21	3,110	3,459
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	1/1/24 (2)	12,225	12,019
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	1/1/26 (2)	15,730	15,075
St. Louis MO Airport Revenue (Airport
Development Program)	5.625%	7/1/11 (Prere.)	11,560	11,812
St. Louis MO Airport Revenue (Airport
Development Program)	5.625%	7/1/11 (Prere.)	10,260	10,484
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	6.125%	7/1/24	6,000	6,168
				221,269
Nebraska (0.1%)
Lancaster County NE School District No. 1
(Lincoln Public Schools) GO	4.500%	1/15/26	3,140	3,161
Lancaster County NE School District No. 1
(Lincoln Public Schools) GO	4.500%	1/15/27	3,300	3,302
Lancaster County NE School District No. 1
(Lincoln Public Schools) GO	4.750%	1/15/29	3,530	3,572
Nebraska Investment Finance Authority Single
Family Housing Revenue	5.700%	9/1/31	8,000	8,023
Nebraska Public Power District Revenue	5.000%	1/1/24	8,000	8,211
				26,269
Nevada (1.4%)
Clark County NV Airport Improvement Revenue	5.000%	7/1/30	15,000	13,580
Clark County NV Airport Revenue	5.000%	7/1/21	2,000	2,015
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/15	6,525	7,041
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/16	5,575	6,027
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/30	15,000	13,842
Clark County NV School District GO	5.375%	6/15/12 (14)(Prere.)	29,765	31,722
Clark County NV School District GO	5.375%	6/15/12 (14)(Prere.)	28,385	30,251
Clark County NV School District GO	5.000%	6/15/14	6,320	6,837
Clark County NV School District GO	5.000%	6/15/18	11,500	12,278

Clark County NV School District GO	5.000%	6/15/19	13,750	14,446
Clark County NV School District GO	5.000%	6/15/20	14,335	14,838
Clark County NV School District GO	5.000%	6/15/21 (14)	12,900	13,288
Clark County NV School District GO	5.000%	6/15/21	14,980	15,328
Clark County NV School District GO	5.000%	6/15/22	14,655	14,869
Clark County NV School District GO	5.000%	6/15/23	16,360	16,455
Clark County NV School District GO	5.000%	6/15/24 (4)	12,905	12,905
Clark County NV School District GO	5.000%	6/15/25	12,445	12,319
Clark County NV School District GO	5.000%	6/15/26	29,900	29,395
Clark County NV Water Reclamation District GO	5.375%	7/1/27	2,985	3,070
Henderson NV Health Facility Revenue
(Catholic Healthcare West)	5.625%	7/1/24	5,000	5,011
Las Vegas NV Convention & Visitors Authority
Revenue	6.000%	7/1/11 (2)	10,000	10,040
Las Vegas Valley Water District Nevada GO	5.000%	6/1/13 (14)	11,165	12,085
Las Vegas Valley Water District Nevada GO	5.000%	6/1/21 (3)	16,075	16,240
Las Vegas Valley Water District Nevada GO	5.000%	6/1/26 (14)	15,280	14,818
Las Vegas Valley Water District Nevada GO
Water Improvement Revenue VRDO	0.330%	2/1/11	15,100	15,100
Las Vegas Valley Water District Nevada GO
Water Improvement Revenue VRDO	0.330%	2/1/11	26,710	26,710
Nevada GO	5.000%	12/1/14 (4)	8,435	9,323
Reno NV Hospital Revenue (Washoe Medical
Center Project)	5.500%	6/1/28 (2)	1,750	1,651
Truckee Meadows NV Water Authority Revenue	5.500%	7/1/11 (4)(Prere.)	4,790	4,893
Truckee Meadows NV Water Authority Revenue	5.500%	7/1/12 (4)	5,335	5,434
				391,811
New Hampshire (0.1%)
New Hampshire GO	5.000%	2/15/18	1,010	1,157
New Hampshire GO	5.000%	2/15/19	1,010	1,152
New Hampshire GO	5.000%	8/15/19	2,000	2,279
New Hampshire Health & Education Facilities
Authority Revenue (Dartmouth College)
VRDO	0.270%	2/7/11	20,000	20,000
New Hampshire Health & Education Facilities
Authority Revenue (University System of New
Hampshire)	5.500%	7/1/20	10,000	11,025
				35,613
New Jersey (6.6%)
Essex County NJ Improvement Authority
Revenue	5.500%	10/1/23 (14)	10,000	10,916
Essex County NJ Improvement Authority
Revenue	5.250%	12/15/23 (2)	3,635	3,889
Essex County NJ Improvement Authority
Revenue	5.250%	12/15/24 (2)	3,720	3,954
New Jersey Building Authority Revenue	5.000%	12/15/18	5,610	6,112
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/23 (2)	3,900	3,740
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/24 (2)	3,500	3,299
New Jersey COP	5.000%	6/15/17	4,840	5,177
New Jersey COP	5.000%	6/15/18	12,915	13,674
New Jersey COP	5.250%	6/15/28	4,675	4,560
New Jersey COP	5.250%	6/15/29	1,000	971
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.625%	6/15/18	12,755	12,754

New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.625%	6/15/19	14,000	13,820
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.500%	6/15/24	12,000	11,028
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/13	12,315	13,268
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/13 (2)(Prere.)	4,800	5,299
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/13 (2)(Prere.)	12,475	13,772
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/14	10,400	11,297
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/14	4,000	4,358
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/15 (14)	9,100	10,042
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/16	38,385	41,773
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/17	38,000	40,670
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/18	63,000	66,393
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/19 (3)	4,285	4,612
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/19	38,410	39,940
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/21 (4)	5,000	5,429
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/21 (3)	7,975	8,424
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/23	8,540	8,471
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/23 (14)	81,630	86,683
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/24	1,000	1,006
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/24 (2)	15,000	15,758
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/25	17,000	16,965
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/25 (4)	18,130	18,983
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/29	10,500	10,601
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/29	5,000	5,131
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/14 (4)	40,455	44,200
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/18	2,000	2,016
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.250%	6/1/19	2,000	2,017

New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.250%	6/1/20	2,000	1,972
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.375%	6/1/25	5,000	4,625
New Jersey Economic Development Authority
Revenue(Trustees of the Lawrenceville
School Project) VRDO	3.450%	2/1/11	4,900	4,900
New Jersey Economic Development Authority
Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit
System Project)	5.000%	5/1/13	7,215	7,717
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.250%	9/1/29	30,920	30,557
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.125%	12/1/23	6,000	6,679
New Jersey Equipment Lease Purchase COP	5.250%	6/15/20	6,180	6,526
New Jersey Equipment Lease Purchase COP	5.250%	6/15/21	5,820	6,063
New Jersey Equipment Lease Purchase COP	5.375%	6/15/29	11,000	10,779
New Jersey GO	5.500%	8/1/11	3,500	3,588
New Jersey GO	5.250%	7/1/14 (4)	25,000	27,767
New Jersey GO	5.250%	7/15/15 (2)	8,500	9,531
New Jersey GO	5.250%	7/1/16 (14)	1,500	1,693
New Jersey GO	5.250%	7/15/19 (2)	5,000	5,584
New Jersey GO	5.000%	8/15/20	30,000	32,652
1 New Jersey GO TOB VRDO	0.270%	2/1/11	19,600	19,600
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/16	8,420	8,970
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/17	8,875	9,370
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/18	5,000	5,246
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/20	2,120	2,147
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/22	1,500	1,476
New Jersey Health Care Facilities Financing
Authority Revenue (Holy Name Hospital)	5.000%	7/1/18	1,925	1,995
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.500%	10/1/23	12,860	13,141
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.250%	7/1/11 (14)	8,230	8,244
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.250%	7/1/12 (14)	1,845	1,848
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.250%	7/1/14 (14)	1,885	1,887
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.000%	7/1/29	3,375	2,817

New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.750%	7/1/33	20,000	20,039
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.260%	2/1/11 LOC	7,300	7,300
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.500%	12/1/20	6,500	6,374
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.750%	12/1/29	5,000	4,891
New Jersey Sports & Exposition Authority
Revenue	5.000%	9/1/17	10,000	11,002
New Jersey Sports & Exposition Authority
Revenue	4.500%	9/1/24	2,055	2,007
New Jersey Transportation Corp. COP	5.500%	9/15/13 (2)	1,410	1,522
New Jersey Transportation Corp. COP	5.250%	9/15/15 (4)	3,800	4,200
New Jersey Transportation Corp. COP	5.250%	9/15/15 (2)	10,000	10,889
New Jersey Transportation Corp. COP	5.500%	9/15/15 (4)	7,270	8,103
New Jersey Transportation Corp. COP	5.500%	9/15/15 (2)	5,000	5,498
New Jersey Transportation Corp. COP	5.000%	9/15/19 (4)	6,500	6,686
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.500%	6/15/11 (14)	12,490	12,766
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	7.000%	6/15/12 (ETM)	7,510	8,164
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	7.000%	6/15/12 (14)	12,490	13,442
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/14 (3)(Prere.)	11,900	13,499
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/15 (2)	1,750	1,944
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/17	1,250	1,407
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	15,000	16,054
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/18	15,000	15,890
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19 (14)	32,000	34,049
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	10,000	10,640
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	1,040	1,107
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/20 (3)	17,680	18,241
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/20	7,000	7,777
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20	27,915	29,313
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20 (4)	9,000	9,583
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/20 (3)	79,200	85,113
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/21	11,000	11,447
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (12)	3,745	4,032
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (12)	25,000	26,916
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21	9,620	10,314

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22	2,500	2,581
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22 (2)	45,900	47,385
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22	22,000	23,448
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/24 (14)	25,000	26,512
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/24	20,000	19,863
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25	74,680	30,341
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25 (2)	15,000	6,059
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25	1,000	406
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26	24,000	8,994
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/27	98,285	34,009
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	44,000	14,027
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	25,000	7,970
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/29	47,325	13,972
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/30	14,800	4,033
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32	15,000	3,504
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.300%	2/7/11 (13)	15,355	15,355
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.350%	2/7/11 LOC	26,940	26,940
New Jersey Turnpike Authority Revenue	6.000%	1/1/13 (14)	2,325	2,527
New Jersey Turnpike Authority Revenue	5.000%	1/1/20	14,440	15,563
New Jersey Turnpike Authority Revenue	5.000%	1/1/21	19,705	20,866
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	4,500	4,703
New Jersey Turnpike Authority Revenue	5.500%	1/1/25 (2)	13,500	14,479
Newark NJ GO	5.000%	10/1/19	3,505	3,629
Newark NJ GO	5.000%	10/1/20	2,455	2,507
Rutgers State University New Jersey Revenue	6.400%	5/1/13	2,555	2,701
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/16	7,590	8,277
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.250%	6/1/12	6,385	6,418
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/13	14,945	15,277
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/15	11,425	11,508
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/16	14,585	14,510
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/17	15,925	15,569
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/18	16,975	16,309
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/19	30,595	28,762

Tobacco Settlement Financing Corp. New
Jersey Revenue	4.500%	6/1/23	58,032	48,458
Tobacco Settlement Financing Corp. New
Jersey Revenue	6.125%	6/1/24 (Prere.)	15,410	15,715
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.625%	6/1/26	33,410	23,661
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.750%	6/1/32 (Prere.)	33,155	34,815
University of Medicine & Dentistry New Jersey
Revenue	5.500%	12/1/23 (2)	7,330	7,381
University of Medicine & Dentistry New Jersey
Revenue	5.500%	12/1/27 (2)	10,100	10,103
				1,837,722
New Mexico (0.4%)
Alamogordo NM Hospital Revenue (Gerald
Champion Regional Medical Center Project)
VRDO	0.350%	2/7/11 LOC	9,965	9,965
Albuquerque NM School District GO	5.000%	8/1/20	5,000	5,585
New Mexico Educational Assistance Foundation
Revenue	4.000%	9/1/18	16,440	16,953
New Mexico Educational Assistance Foundation
Revenue	4.000%	9/1/19	5,890	5,971
New Mexico Educational Assistance Foundation
Revenue	5.000%	12/1/19	1,500	1,627
New Mexico Educational Assistance Foundation
Revenue	4.000%	12/1/20	1,500	1,487
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/13 (2)	12,395	13,541
New Mexico Finance Authority Transportation
Revenue	5.250%	6/15/14 (Prere.)	30,525	34,625
New Mexico Finance Authority Transportation
Revenue	5.250%	6/15/14 (Prere.)	18,000	20,418
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.300%	2/7/11	8,835	8,835
Santa Fe NM Gross Receipts Tax Revenue	5.000%	6/1/11	2,000	2,030
Santa Fe NM Gross Receipts Tax Revenue	4.000%	6/1/12	3,260	3,387
				124,424
New York (12.2%)
Amherst NY Development Corp. Student
Housing Facility Revenue	3.500%	10/1/19	1,185	1,114
Amherst NY Development Corp. Student
Housing Facility Revenue	4.000%	10/1/21	2,575	2,413
Amherst NY Development Corp. Student
Housing Facility Revenue	4.000%	10/1/22	2,680	2,464
Amherst NY Development Corp. Student
Housing Facility Revenue	4.375%	10/1/30	1,100	958
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.000%	7/15/30	6,735	6,525
City of Troy NY Capital Resource Corp.
Revenue (Rensselaer Polytechnic Institute
Project)	5.000%	9/1/30	3,500	3,272
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/23 (4)	7,000	7,242

Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/24 (4)	3,750	3,851
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/25 (4)	3,000	3,043
Long Island NY Power Authority Electric System
Revenue	5.250%	6/1/12	40,505	42,782
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/18 (14)	1,335	1,436
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/18 (14)	2,900	3,120
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/20 (14)	10,000	10,447
Long Island NY Power Authority Electric System
Revenue	5.250%	4/1/21	2,945	3,146
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/21 (14)	10,000	10,392
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/21 (14)	33,615	34,933
Long Island NY Power Authority Electric System
Revenue	5.000%	4/1/23	5,800	5,940
Long Island NY Power Authority Electric System
Revenue	5.750%	4/1/25	20,000	21,021
Long Island NY Power Authority Electric System
Revenue VRDO	0.300%	2/7/11 (4)	34,055	34,055
Metropolitan New York Transportation Authority
Revenue	5.750%	7/1/18	1,975	2,260
Metropolitan New York Transportation Authority
Revenue	5.000%	11/15/18	3,425	3,682
Metropolitan New York Transportation Authority
Revenue	5.250%	11/15/19 (14)	5,000	5,421
Metropolitan New York Transportation Authority
Revenue	5.000%	11/15/21	2,685	2,786
Metropolitan New York Transportation Authority
Revenue	5.500%	11/15/21 (4)	15,900	17,621
Metropolitan New York Transportation Authority
Revenue	5.000%	11/15/23 (4)	10,000	10,192
Metropolitan New York Transportation Authority
Revenue	4.750%	11/15/24 (14)	9,005	8,732
Metropolitan New York Transportation Authority
Revenue	4.750%	11/15/25 (14)	9,435	9,019
Metropolitan New York Transportation Authority
Revenue	5.250%	11/15/27	22,625	22,301
Metropolitan New York Transportation Authority
Revenue	5.250%	11/15/28	9,000	8,897
Metropolitan New York Transportation Authority
Revenue	5.250%	11/15/29	20,730	20,340
Metropolitan New York Transportation Authority
Revenue	5.250%	11/15/30	24,500	23,938
Metropolitan New York Transportation Authority
Revenue (Commuter Facilities)	5.000%	1/1/12 (Prere.)	8,100	8,444
Metropolitan New York Transportation Authority
Revenue (Dedicated Petroleum Tax)	6.000%	4/1/20 (14)(ETM)	20,300	24,880
1 Metropolitan New York Transportation Authority
Revenue (Dedicated Petroleum Tax) TOB
VRDO	0.290%	2/7/11 (13)	8,000	8,000

Metropolitan New York Transportation Authority
Revenue (Service Contract)	0.000%	7/1/11 (ETM)	21,200	21,164
Metropolitan New York Transportation Authority
Revenue (Service Contract)	5.500%	7/1/15	17,315	19,459
Metropolitan New York Transportation Authority
Revenue (Service Contract)	5.750%	1/1/17 (14)	1,500	1,718
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	4.750%	7/1/12 (Prere.)	25,835	27,391
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/14 (2)	5,000	5,543
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/15 (2)	45,130	48,075
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/16 (2)	38,075	40,524
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/18	30,750	33,712
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/20	5,000	5,240
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/21	5,000	5,136
Metropolitan New York Transportation Authority
Revenue (Transit Revenue) PUT	5.000%	11/15/13	31,500	34,111
1 Metropolitan New York Transportation Authority
Revenue TOB VRDO	0.300%	2/7/11 (13)	2,000	2,000
1 Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project) TOB VRDO	0.340%	2/7/11	6,665	6,665
Nassau County NY GO	4.000%	10/1/22	8,755	8,287
Nassau County NY GO	4.000%	10/1/23	5,245	4,890
New York City NY Capital Resources Corp.
Revenue (Loan Enhanced Assistance
Program) VRDO	0.350%	2/7/11 LOC	12,427	12,427
New York City NY Cultural Resources Revenue
(Lincoln Center for the Performing Arts Inc.)	5.250%	12/1/18	7,600	8,353
New York City NY GO	5.000%	8/1/11	8,000	8,181
New York City NY GO	5.250%	8/1/11	29,500	30,204
New York City NY GO	5.750%	8/1/12 (Prere.)	350	377
New York City NY GO	5.000%	8/1/13	2,370	2,592
New York City NY GO	5.250%	8/1/13	17,515	19,260
New York City NY GO	5.750%	8/1/13	7,650	8,161
New York City NY GO	5.000%	8/1/14	6,500	7,214
New York City NY GO	5.000%	8/1/14	2,505	2,780
New York City NY GO	5.000%	8/1/14	2,500	2,775
New York City NY GO	5.250%	9/1/14	3,560	3,989
New York City NY GO	5.000%	4/1/15 (4)	4,760	5,295
New York City NY GO	5.750%	8/1/15 (2)	38,000	40,402
New York City NY GO	5.000%	8/1/17	7,610	8,495
New York City NY GO	5.000%	8/1/18	19,900	22,113
New York City NY GO	5.000%	6/1/19	8,675	9,558
New York City NY GO	5.000%	8/1/19	5,000	5,511
New York City NY GO	5.000%	8/1/19	4,500	4,960
New York City NY GO	5.000%	8/1/19	3,100	3,417
New York City NY GO	5.000%	8/1/19	12,130	13,111
New York City NY GO	5.000%	8/1/20	32,355	35,133
New York City NY GO	5.000%	8/1/20	9,010	9,623
New York City NY GO	5.000%	8/1/20	10,000	10,681
New York City NY GO	5.000%	8/1/20	26,500	28,998
New York City NY GO	5.250%	9/1/20	4,565	4,994

New York City NY GO	5.000%	10/1/20	1,345	1,438
New York City NY GO	5.000%	2/1/21	12,300	12,941
New York City NY GO	5.250%	3/1/21	4,255	4,614
New York City NY GO	5.000%	8/1/21	59,135	63,189
New York City NY GO	5.000%	8/1/21	14,000	14,525
New York City NY GO	5.000%	8/1/21	15,750	16,934
New York City NY GO	5.000%	8/1/21	23,065	23,832
New York City NY GO	5.000%	8/1/21	9,600	10,123
New York City NY GO	5.250%	9/1/21	20,000	21,562
New York City NY GO	5.000%	1/1/22	15,000	15,614
New York City NY GO	5.000%	8/1/22	32,000	33,751
New York City NY GO	5.000%	8/1/22	6,020	6,381
New York City NY GO	5.000%	8/1/22	18,475	19,583
New York City NY GO	5.000%	8/1/22	7,050	7,357
New York City NY GO	5.250%	8/15/22	25,250	26,899
New York City NY GO	5.000%	8/1/23	2,000	2,085
New York City NY GO	5.250%	8/15/23	21,820	23,000
New York City NY GO	5.000%	11/1/23	8,000	8,251
New York City NY GO	5.250%	8/15/24	25,945	27,106
New York City NY GO	5.000%	3/1/25	9,000	9,072
New York City NY GO	5.000%	6/1/25	5,145	5,215
New York City NY GO	5.000%	8/1/25	5,000	5,113
New York City NY GO	5.000%	5/15/29	7,900	7,910
New York City NY GO	5.450%	4/1/31	6,560	6,750
New York City NY GO VRDO	3.600%	2/1/11 LOC	10,125	10,125
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/18	1,500	1,627
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	10,000	9,426
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	4.750%	11/1/30	4,975	4,613
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	4.750%	11/1/30	1,875	1,739
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/26 (14)	9,500	9,822
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/13 (ETM)	2,000	2,166
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/14	3,525	3,854
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/15	2,820	3,124
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/16	2,925	3,266
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/17	2,150	2,393
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/17	6,335	7,062
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/19	3,875	4,231
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/23	4,440	4,617
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/24	7,040	7,258
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/25 (14)	10,170	10,342
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/25	8,945	9,298

New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/26 (14)	7,620	7,706
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/26	10,520	10,844
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/26	8,185	8,437
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/28	3,465	3,500
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/30	9,500	9,408
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	8/1/12 (Prere.)	750	803
New York City NY Transitional Finance Authority
Future Tax Revenue	5.375%	2/1/13	15	15
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/14	6,065	6,803
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/18	1,300	1,463
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	5,000	5,628
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/19	1,305	1,454
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	9,835	10,947
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	2,535	2,822
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/21	51,100	53,537
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	36,850	39,865
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	16,015	17,388
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/22	11,090	11,825
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/29	10,000	10,094
New York GO	4.500%	2/1/17	34,125	37,807
New York GO	4.500%	2/1/18	24,735	27,234
New York GO	4.500%	2/1/19	10,670	11,637
New York GO	5.000%	2/1/30	3,000	3,037
New York State Dormitory Authority Hospital
Revenue (Brookdale Hospital Medical Center)	5.100%	2/15/11 (2)	4,040	4,047
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/20	13,290	14,278
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/21	10,000	10,602
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/22	2,000	2,076
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/28	3,925	3,928
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/29	2,125	2,100
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/30	4,330	4,230

New York State Dormitory Authority Revenue
(City University System)	5.750%	7/1/13 (14)	9,230	9,729
New York State Dormitory Authority Revenue
(City University System)	5.750%	7/1/13 (14)	11,200	11,711
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/19	3,000	3,230
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/21	5,000	5,312
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/22	5,340	5,595
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/25	6,000	6,090
New York State Dormitory Authority Revenue
(Highland Community Development Corp.)
VRDO	0.260%	2/7/11 LOC	6,900	6,900
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	7,500	7,444
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.250%	2/15/11 (14)	725	726
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/19 (4)	3,200	3,419
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/19 (4)	3,000	3,249
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/19 (4)	5,030	5,448
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/23 (14)	6,415	6,529
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/24 (14)	6,740	6,833
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/22	3,500	3,491
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/21	1,500	1,543
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/23 (14)	4,000	3,993
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/24 (14)	3,300	3,237
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/27 (14)	8,000	7,554
New York State Dormitory Authority Revenue
(New York University)	5.750%	7/1/16 (14)	3,500	4,102
New York State Dormitory Authority Revenue
(New York University)	6.000%	7/1/19 (14)	1,700	2,023
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/22	3,445	3,655
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/29	2,000	2,007

New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/32	2,475	2,238
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/13	2,135	2,371
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/14	3,250	3,658
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/18	20,930	23,565
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/19	19,500	21,805
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/20	2,000	2,209
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/20	7,085	7,825
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	33,000	35,788
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/21	12,080	13,170
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	34,650	37,186
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.500%	3/15/22 (2)	7,000	7,948
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/23	5,000	5,175
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/23	5,000	5,214
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	16,820	17,283
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/26	10,000	10,221
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	2,775	2,825
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	5,790	5,883
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	20,000	20,360
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	2,565	2,601
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/29	1,810	1,831
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/30	1,000	1,005
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/38	7,000	6,787
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19 (12)	2,500	2,714
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19	3,475	3,789
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21	4,320	4,607
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22	7,000	7,364
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/18	11,570	12,672
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/20	6,815	7,293

New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/21	17,750	18,728
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/22	3,050	3,182
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.250%	5/15/15	1,670	1,856
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project) PUT	3.000%	6/3/13	5,000	5,012
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project) PUT	3.000%	6/3/13	5,000	5,012
New York State Environmental Facilities Corp.
Revenue (Personal Income Tax)	5.250%	12/15/24	7,240	7,695
New York State Environmental Facilities Corp.
Revenue (Personal Income Tax)	5.250%	12/15/25	15,950	16,821
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water RevolvingFunds)	5.375%	6/15/15	7,650	8,105
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water RevolvingFunds)	5.375%	6/15/16	6,000	6,348
New York State Housing Finance Authority
Revenue (Clinton Park) VRDO	0.280%	2/7/11 LOC	24,000	24,000
New York State Local Government Assistance
Corp. Revenue	5.500%	4/1/17 (4)	5,000	5,790
New York State Local Government Assistance
Corp. Revenue	5.500%	4/1/17	1,250	1,444
New York State Local Government Assistance
Corp. Revenue VRDO	0.250%	2/7/11	12,600	12,600
New York State Mortgage Agency Revenue
(NYHELP's Education Loan)	5.000%	11/1/22	9,925	9,938
New York State Power Authority Revenue	5.250%	11/15/12 (Prere.)	2,600	2,814
New York State Thruway Authority Revenue	4.000%	7/15/11	10,000	10,159
New York State Thruway Authority Revenue	5.000%	1/1/20 (14)	8,940	9,497
New York State Thruway Authority Revenue	5.000%	1/1/21 (14)	8,000	8,415
New York State Thruway Authority Revenue	5.000%	1/1/22 (14)	10,000	10,390
New York State Thruway Authority Revenue	5.000%	1/1/23 (2)	20,000	20,212
New York State Thruway Authority Revenue	5.000%	1/1/24 (2)	14,885	14,995
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.500%	4/1/12 (14)	20,000	21,096
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/13	2,500	2,699
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.500%	4/1/13 (14)	15,000	15,777
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/14	12,055	13,266
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.250%	4/1/14 (14)	3,515	3,893
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/17 (14)	5,000	5,551
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/18 (2)	5,995	6,575
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/19	6,650	7,192

New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/20	11,395	12,188
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/20	5,650	6,017
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/20	10,400	11,218
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/23	8,515	8,918
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/25	4,500	4,624
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/27	7,000	7,103
New York State Thruway Authority Revenue
(Personal Income Tax)	5.500%	3/15/12 (Prere.)	3,000	3,171
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/19	3,820	4,271
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	24,890	26,822
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	40,945	44,817
New York State Thruway Authority Revenue
(Personal Income Tax)	5.250%	3/15/27	7,115	7,364
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	7,000	7,074
New York State Thruway Authority Revenue
(Second Generation Highway & Bridge Trust
Fund)	5.000%	4/1/21	16,000	17,255
New York State Thruway Authority Revenue
(Second Generation Highway & Bridge Trust
Fund)	5.000%	4/1/22	22,710	24,129
New York State Thruway Authority Revenue
(Service Contract)	5.500%	4/1/13	5,000	5,265
New York State Thruway Authority Revenue
(Service Contract)	5.000%	4/1/18	13,260	14,737
New York State Thruway Authority Revenue
(Service Contract)	5.000%	4/1/19	11,000	12,124
New York State Thruway Authority Revenue
(Service Contract)	5.000%	4/1/20	9,890	10,754
New York State Urban Development Corp.
Revenue	5.000%	12/15/14	3,000	3,377
New York State Urban Development Corp.
Revenue	5.000%	1/1/15	19,500	21,461
New York State Urban Development Corp.
Revenue	5.000%	12/15/15	4,000	4,549
New York State Urban Development Corp.
Revenue	5.000%	1/1/16	22,360	24,821
New York State Urban Development Corp.
Revenue	5.250%	1/1/17	12,000	13,530
New York State Urban Development Corp.
Revenue	5.250%	1/1/18	36,140	40,608
New York State Urban Development Corp.
Revenue	5.250%	1/1/22	7,500	7,958
New York State Urban Development Corp.
Revenue	4.375%	3/15/22	9,020	9,246
New York State Urban Development Corp.
Revenue	5.000%	12/15/22	2,000	2,126
New York State Urban Development Corp.
Revenue	5.000%	12/15/23	2,615	2,759

New York State Urban Development Corp.
Revenue	5.000%	1/1/26	7,910	7,934
New York State Urban Development Corp.
Revenue (Correctional Capital Facilities)	5.250%	1/1/14 (4)	7,770	8,309
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/18	20,000	22,558
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/19	47,625	53,139
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/20	36,240	39,702
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.500%	3/15/21 (14)	10,000	11,421
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/21	18,310	19,842
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.500%	3/15/22 (14)	21,000	23,845
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/23	7,180	7,533
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/15	50,000	55,028
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/17	15,275	16,963
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/18	24,275	26,761
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/18	8,000	8,819
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/19	3,625	3,946
New York State Urban Development Corp.
Revenue (Service Contract)	5.250%	1/1/19 (4)	7,050	7,857
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/20	18,165	19,417
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/21	11,345	11,962
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/21	20,085	21,177
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/22	5,120	5,318
2 Port Authority of New York & New Jersey
Revenue	5.250%	7/15/30	18,635	19,203
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.500%	12/1/28	25,000	25,486
Suffolk County NY Water Authority Revenue	6.800%	6/1/12 (ETM)	5,755	5,904
Tobacco Settlement Financing Corp. New York
Revenue	4.000%	6/1/12	50,000	52,068
Triborough Bridge & Tunnel Authority New York
Revenue	5.500%	1/1/12 (ETM)	4,195	4,359
Triborough Bridge & Tunnel Authority New York
Revenue	6.000%	1/1/12 (ETM)	3,640	3,799
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/14	3,000	3,395
Triborough Bridge & Tunnel Authority New York
Revenue	5.500%	11/15/19 (14)	4,500	5,108
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/20	4,550	4,920
Triborough Bridge & Tunnel Authority New York
Revenue	5.500%	11/15/21 (14)	31,370	35,137

Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/25	24,975	25,343
Triborough Bridge & Tunnel Authority New York
Revenue PUT	5.000%	11/15/14	20,000	22,105
Triborough Bridge & Tunnel Authority New York
Revenue PUT	5.000%	11/15/15	20,000	22,293
United Nations Development Corp. New York
Revenue	5.000%	7/1/21	7,200	7,607
Westchester County NY Health Care Corp.
Revenue	6.000%	11/1/30	1,000	962
				3,374,684
North Carolina (1.9%)
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/18	1,045	1,204
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/20	1,000	1,126
Columbus County NC Industrial Facilities &
Pollution Control Financing Authority Revenue
(International Paper Co. Projects)	5.700%	5/1/34	8,000	7,633
Mecklenburg County NC COP	5.000%	2/1/22	3,390	3,600
Mecklenburg County NC COP	5.000%	2/1/23	1,200	1,259
Mecklenburg County NC COP	5.000%	2/1/25	1,000	1,024
Mecklenburg County NC COP	4.750%	2/1/26	2,500	2,466
Mecklenburg County NC GO	5.000%	3/1/20	3,715	4,128
Mecklenburg County NC Public Facilities Corp.
Revenue (Annual Appropriation)	5.000%	3/1/19	3,000	3,399
Moore County NC Revenue	4.000%	6/1/16	1,245	1,328
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/27 (4)	9,900	9,520
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project) VRDO	0.330%	2/7/11 (4)	11,600	11,600
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.270%	2/1/11	12,000	12,000
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.270%	2/1/11	2,655	2,655
North Carolina Capital Facilities Financial Solid
Waste Disposal Revenue (Duke Energy)	4.375%	10/1/31	15,000	13,373
North Carolina Capital Facilities Financial Solid
Waste Disposal Revenue (Duke Energy)	4.375%	10/1/31	5,000	4,458
North Carolina Capital Improvement GO	4.625%	5/1/29	4,255	4,052
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/21	10,000	10,243
North Carolina Eastern Municipal Power Agency
Revenue	5.375%	1/1/12	14,875	15,410
North Carolina Eastern Municipal Power Agency
Revenue	5.375%	1/1/13	25,000	26,637
North Carolina Eastern Municipal Power Agency
Revenue	5.500%	1/1/14	15,000	16,377
North Carolina Eastern Municipal Power Agency
Revenue	5.300%	1/1/15	4,000	4,197
North Carolina Eastern Municipal Power Agency
Revenue	5.000%	1/1/16	4,000	4,355
North Carolina Eastern Municipal Power Agency
Revenue	5.375%	1/1/16	3,000	3,195

North Carolina Eastern Municipal Power Agency
Revenue	5.375%	1/1/17	4,700	5,006
North Carolina Eastern Municipal Power Agency
Revenue	5.000%	1/1/20	2,250	2,346
North Carolina Eastern Municipal Power Agency
Revenue	5.000%	1/1/26	22,510	21,528
North Carolina Eastern Municipal Power Agency
Revenue	5.500%	1/1/26	3,000	3,013
North Carolina GO	5.000%	3/1/12	7,400	7,768
North Carolina GO	5.000%	5/1/14	16,780	18,176
North Carolina GO	5.000%	3/1/18	10,000	11,381
North Carolina GO	5.000%	6/1/18	30,680	35,586
North Carolina Infrastructure Financial Corp.
Capital Improvements COP	5.000%	2/1/18 (4)	9,675	10,770
North Carolina Infrastructure Financial Corp.
Capital Improvements COP	5.000%	2/1/19 (4)	10,000	10,931
North Carolina Medical Care Commission Health
Care Facilities Revenue (Novant Health
Obligated Group)	5.000%	11/1/18	3,075	3,174
North Carolina Medical Care Commission Health
Care Facilities Revenue (Novant Health
Obligated Group)	5.000%	11/1/30	2,435	2,245
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/19	3,910	4,196
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/20	1,375	1,455
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/21	5,000	5,208
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/22	5,000	5,161
North Carolina Municipal Power Agency
Revenue	5.250%	1/1/16 (4)	10,000	10,676
North Carolina Municipal Power Agency
Revenue	5.250%	1/1/17	5,000	5,643
North Carolina Municipal Power Agency
Revenue	5.250%	1/1/17 (4)	15,290	16,306
North Carolina Municipal Power Agency
Revenue	5.250%	1/1/18	5,000	5,625
North Carolina Municipal Power Agency
Revenue	5.250%	1/1/18 (14)	69,495	73,950
North Carolina Municipal Power Agency
Revenue	5.250%	1/1/19	3,085	3,408
North Carolina Municipal Power Agency
Revenue	5.250%	1/1/19 (14)	38,600	40,977
North Carolina Municipal Power Agency
Revenue	5.000%	1/1/20	8,500	9,252
North Carolina Municipal Power Agency
Revenue	5.250%	1/1/20	2,000	2,175
North Carolina Municipal Power Agency
Revenue	5.250%	1/1/20 (14)	10,000	10,573
North Carolina Municipal Power Agency
Revenue	5.000%	1/1/21	5,000	5,337
North Carolina Municipal Power Agency
Revenue	5.000%	1/1/30	4,500	4,408

University of North Carolina University System
Revenue	5.250%	10/1/27	1,720	1,795
University of North Carolina University System
Revenue	5.250%	10/1/28	1,590	1,650
Wake County NC GO	5.000%	6/1/28	3,000	3,043
Winston-Salem NC Water & Sewer System
Revenue	5.500%	6/1/11 (Prere.)	1,970	2,023
Winston-Salem NC Water & Sewer System
Revenue	5.500%	6/1/11 (Prere.)	2,380	2,445
Winston-Salem NC Water & Sewer System
Revenue	5.500%	6/1/13	1,500	1,540
Winston-Salem NC Water & Sewer System
Revenue	5.500%	6/1/14	1,240	1,272
				515,281
Ohio (3.8%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Akron General
Health System) VRDO	0.290%	2/7/11 LOC	19,500	19,500
Akron OH GO	5.000%	12/1/18 (2)	5,300	5,810
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	9/1/17	14,645	15,855
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.250%	9/1/27	30,000	29,900
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.250%	2/15/18	16,000	17,380
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.250%	2/15/19	13,000	13,991
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/20	10,310	10,711
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/16	4,000	4,336
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/17	6,770	7,320
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/24 (12)	5,000	5,092
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.250%	2/15/28	1,940	1,918
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.125%	6/1/24	131,360	98,695
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.875%	6/1/30	48,890	33,983
Cincinnati OH City School District GO	5.250%	12/1/20 (14)	7,000	7,888
Cincinnati OH City School District GO	5.250%	6/1/21	3,810	4,222
Cincinnati OH City School District GO	5.250%	12/1/21 (14)	5,710	6,352
Cincinnati OH City School District GO	5.250%	6/1/22	3,180	3,478
Cincinnati OH City School District GO	5.250%	12/1/22 (14)	10,000	11,154
1 Cincinnati OH City School District GO TOB
VRDO	0.430%	2/7/11 LOC	6,440	6,440
Cincinnati OH GO	5.250%	12/1/13 (4)(Prere.)	8,150	9,117
Cincinnati OH GO	5.250%	12/1/13 (4)(Prere.)	14,710	16,455
Cincinnati OH GO	5.250%	12/1/13 (4)(Prere.)	9,185	10,275
Cincinnati OH GO	5.250%	12/1/13 (4)(Prere.)	5,000	5,593
Cleveland OH Public Power System Revenue	5.000%	11/15/20 (3)	4,500	4,642
Cleveland OH Public Power System Revenue	5.000%	11/15/21 (14)	7,455	7,628
Cleveland OH Public Power System Revenue	5.000%	11/15/22 (14)	14,065	14,296
Cleveland OH Public Power System Revenue	5.000%	11/15/23 (14)	7,505	7,574
Cleveland OH Public Power System Revenue	5.000%	11/15/24 (14)	7,350	7,383

Cleveland OH Water Works Revenue	5.375%	1/1/13 (4)	3,455	3,598
Columbus OH City School District GO	4.000%	12/1/17	1,000	1,072
Columbus OH City School District GO	5.000%	12/1/18	1,205	1,358
Columbus OH City School District School
Facilities Construction & Improvement GO	5.000%	12/1/16 (4)	6,000	6,849
Columbus OH City School District School
Facilities Construction & Improvement GO	4.000%	12/1/19	2,000	2,074
Cuyahoga County OH Economic Development
Revenue (Med Mart/Convention Center
Project)	5.000%	12/1/20	7,000	7,561
Cuyahoga County OH Economic Development
Revenue (Med Mart/Convention Center
Project)	5.000%	12/1/21	7,300	7,782
Cuyahoga County OH GO	5.000%	12/1/19	2,120	2,411
Cuyahoga OH Community College District
Revenue	5.000%	8/1/22	6,610	7,016
Cuyahoga OH Community College District
Revenue	5.000%	8/1/23	3,470	3,636
Cuyahoga OH Community College District
Revenue	5.000%	8/1/24	2,500	2,595
Hamilton County OH Sales Tax Revenue	5.000%	12/1/18 (2)	7,950	8,246
Hamilton County OH Sales Tax Revenue	5.000%	12/1/19 (2)	22,380	22,909
Hamilton County OH Sales Tax Revenue	5.000%	12/1/23 (2)	18,515	18,329
Huber Heights OH City School District GO	4.750%	12/1/24	890	893
Huber Heights OH City School District GO	4.875%	12/1/27	150	147
Huber Heights OH City School District GO	5.000%	12/1/28	1,000	985
Huber Heights OH City School District GO	5.000%	12/1/29	1,000	981
Huber Heights OH City School District GO	5.000%	12/1/30	1,000	971
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.625%	10/1/12	6,800	7,068
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.625%	10/1/13	6,810	7,075
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.625%	10/1/14	6,000	6,230
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.625%	10/1/15	4,000	4,151
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/16 (4)	6,200	6,715
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/16 (4)	6,200	6,715
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/17 (4)	6,600	7,115
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/17 (4)	6,600	7,115
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/18 (4)	7,300	7,821
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/18 (4)	7,300	7,821
Middletown OH Hospital Facilities Revenue
(Atrium Medical Center) VRDO	0.290%	2/7/11 LOC	14,475	14,475
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project)	5.700%	2/1/14	5,500	5,946
Ohio Air Quality Development Authority
Revenue (Ohio Power Co. Project) PUT	3.250%	6/2/14	3,000	3,007
Ohio Building Authority Revenue (Administration
Building Fund)	5.500%	10/1/11 (4)(Prere.)	6,605	6,832

Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/19	5,000	5,503
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/20	5,000	5,448
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/21	10,000	10,722
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/26	1,975	1,987
Ohio Building Authority Revenue (Adult
Correctional Building)	5.000%	10/1/22	5,460	5,775
2 Ohio Building Authority Revenue (Adult
Correctional Building)	5.125%	4/1/30	1,475	1,475
Ohio Building Authority Revenue (Correctional
Facilities)	5.500%	10/1/12 (4)	5,000	5,159
Ohio Building Authority Revenue (Correctional
Facilities)	5.500%	10/1/13 (4)	3,000	3,092
Ohio Building Authority Revenue (Correctional
Facilities)	5.250%	4/1/17	5,565	6,313
Ohio Conservation Projects GO	5.000%	3/1/17	2,000	2,174
Ohio Conservation Projects GO	5.000%	9/15/19	9,655	10,920
Ohio Conservation Projects GO	5.000%	9/15/20	3,250	3,657
Ohio GO	5.000%	8/1/13	5,750	6,300
Ohio GO	5.000%	8/1/13	7,160	7,849
Ohio GO	5.000%	8/1/13	2,525	2,768
Ohio GO	5.250%	8/1/13 (4)	12,435	13,721
Ohio GO	5.500%	8/1/13	2,945	3,268
Ohio GO	5.000%	9/15/13	9,500	10,425
Ohio GO	5.000%	8/1/14	6,500	7,251
Ohio GO	5.000%	8/1/14	8,265	9,223
Ohio GO	5.000%	8/1/14	6,670	7,443
Ohio GO	5.000%	9/15/14	5,000	5,591
Ohio GO	5.000%	9/15/14	2,155	2,415
Ohio GO	5.500%	11/1/14	7,000	7,977
Ohio GO	5.000%	9/15/16	5,415	6,175
Ohio GO	5.000%	9/15/18	12,755	13,988
Ohio GO	5.000%	11/1/18	7,710	8,461
Ohio GO	5.000%	9/15/19	9,025	10,171
Ohio GO	5.000%	9/15/20	7,430	8,321
Ohio Higher Education Capital Facilities
Revenue	5.250%	11/1/12 (Prere.)	3,710	4,008
Ohio Higher Education GO	5.000%	11/1/23	7,405	7,741
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/26	4,000	4,080
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/32	1,980	1,985
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	5.000%	10/1/19	24,015	26,810
Ohio Highway Capital Improvements GO	5.000%	5/1/16	11,010	12,538
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.000%	1/1/27	9,330	9,100
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.125%	1/1/28	11,670	11,392
Ohio Housing Finance Agency Residential
Mortgage Revenue	6.125%	9/1/28	4,825	5,092
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/13 (14)	10,135	11,198
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/13 (14)	2,905	3,210

Ohio Major New State Infrastructure Project
Revenue	5.000%	6/15/16	5,000	5,648
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/17	8,335	9,414
Ohio Major New State Infrastructure Project
Revenue	5.500%	6/15/20	4,000	4,464
Ohio State University General Receipts
Revenue	5.250%	12/1/12 (Prere.)	2,000	2,169
Ohio State University General Receipts
Revenue	5.000%	12/1/13	3,135	3,464
Ohio State University General Receipts
Revenue	5.250%	6/1/14	2,865	3,201
Ohio State University General Receipts
Revenue	5.000%	12/1/20	3,750	4,139
Ohio State University General Receipts
Revenue	4.750%	6/1/30	6,200	5,994
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/22	1,750	1,845
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/31	7,195	7,132
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	5.250%	12/1/19	5,775	6,644
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	5.000%	12/1/20	3,585	3,933
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	5.250%	12/1/20	5,570	6,429
1 Ohio Water Development Authority Fresh Water
Revenue TOB VRDO	0.350%	2/7/11	5,970	5,970
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/17	2,000	2,215
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.250%	6/1/18	5,635	6,510
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/19	5,000	5,650
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/21	9,160	10,205
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/15	3,040	3,216
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/16	3,190	3,342
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/17	3,350	3,471
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/18	3,520	3,623
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/19	3,195	3,238
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/20	3,680	3,697
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.500%	2/15/28	17,000	16,205
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/19 (4)	1,000	1,086
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/22 (4)	7,700	8,032
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/23 (4)	8,010	8,248
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/24 (4)	3,335	3,378
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/25 (4)	2,500	2,507

University of Akron Ohio General Receipts
Revenue	5.000%	1/1/26 (4)	2,000	1,989
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/27 (4)	2,000	1,976
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/28 (4)	2,500	2,439
University of Cincinnati Ohio COP	5.000%	6/1/17 (14)	3,180	3,360
University of Cincinnati Ohio General Receipts
Revenue	5.500%	6/1/11 (Prere.)	2,700	2,773
University of Cincinnati Ohio General Receipts
Revenue	5.500%	6/1/11 (Prere.)	1,000	1,027
University of Toledo Ohio General Receipts
Revenue VRDO	0.310%	2/1/11 LOC	3,300	3,300
				1,047,146
Oklahoma (0.3%)
Grand River Dam Authority Oklahoma Revenue	6.250%	6/1/11 (2)	7,595	7,726
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/25 (2)	18,070	18,301
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/26 (2)	12,000	12,089
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/27 (2)	20,110	20,172
Oklahoma Development Finance Authority
Health System Revenue (Integris Baptist)	5.000%	8/15/24	12,100	12,221
Oklahoma Development Finance Authority
Health System Revenue (Integris Baptist)
VRDO	0.290%	2/1/11 (12)	1,685	1,685
Oklahoma Development Finance Authority
Pollution Control Revenue (Public Service Co.
Project)	5.250%	6/1/14	3,400	3,609
Oklahoma Municipal Power Authority Power
Supply System Revenue	5.875%	1/1/28	1,045	1,095
Oklahoma Turnpike Authority Revenue VRDO	0.270%	2/1/11	2,785	2,785
Oklahoma Water Resource Board Revenue	5.000%	4/1/28	750	780
Oklahoma Water Resource Board Revenue	5.000%	4/1/29	750	775
Oklahoma Water Resource Board Revenue	5.000%	4/1/30	750	773
				82,011
Oregon (0.4%)
Clackamas County OR Hospital Facility
Authority Revenue (Legacy Health System)	5.750%	5/1/12	2,955	3,013
Clackamas County OR Hospital Facility
Authority Revenue (Legacy Health System)	5.750%	5/1/13	5,580	5,681
Clackamas County OR Hospital Facility
Authority Revenue (Legacy Health System)	5.750%	5/1/14	5,825	5,925
Clackamas County OR Hospital Facility
Authority Revenue (Legacy Health System)	5.750%	5/1/15	4,395	4,466
Oregon Department Administrative Services
COP	5.000%	11/1/19	2,000	2,213
Oregon Department Administrative Services
COP	5.000%	11/1/20	9,660	10,494
Oregon Department Administrative Services
COP	5.000%	5/1/23	3,130	3,269
Oregon Department Administrative Services
COP	5.000%	5/1/24	1,750	1,801
Oregon Department Administrative Services
COP	5.000%	5/1/25	2,220	2,261

Oregon Department Administrative Services
COP	5.000%	5/1/26	3,520	3,553
Oregon Department Administrative Services
Lottery Revenue	5.000%	4/1/25 (4)	5,675	5,886
Oregon Department Administrative Services
Lottery Revenue	5.250%	4/1/26	9,475	10,002
Oregon Department Transportation Highway
Usertax Revenue	4.500%	11/15/24	11,585	11,659
Oregon Department Transportation Highway
Usertax Revenue	4.650%	11/15/27	7,000	6,962
Portland OR Sewer System Revenue	5.000%	6/1/12 (14)	27,230	28,803
Portland OR Sewer System Revenue	5.000%	8/1/18 (4)	11,470	12,643
				118,631
Pennsylvania (3.2%)
Allegheny County PA GO	5.000%	11/1/29	15,000	14,485
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/18	5,000	5,436
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/19	9,000	9,623
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/20	7,500	7,805
Allegheny County PA Industrial Development
Authority Health Care Revenue (Vincentian
Collaborative System) VRDO	0.290%	2/7/11 LOC	7,725	7,725
Allegheny County PA Sanitation Authority Sewer
Revenue	5.000%	6/1/26 (4)	1,000	995
Blair County PA Hospital Authority Revenue
(Altoona Regional Health System)	4.500%	11/15/16	1,410	1,416
Blair County PA Hospital Authority Revenue
(Altoona Regional Health System)	4.750%	11/15/17	1,010	1,013
Blair County PA Hospital Authority Revenue
(Altoona Regional Health System)	5.000%	11/15/18	1,100	1,101
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/21 (4)	3,940	4,261
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/24 (14)	14,050	14,241
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/25 (14)	9,500	9,577
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.250%	1/1/17	2,375	2,445
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.500%	1/1/18	2,735	2,824
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.750%	1/1/20	3,415	3,456
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	6.000%	1/1/21	4,190	4,234
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	6.000%	6/1/29	14,800	14,685

Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/17	3,790	3,740
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/18	3,985	3,859
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/19	4,175	3,960
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/26	13,070	10,685
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	12/1/27	1,000	1,001
Delaware County PA Industrial Development
Authority Pollution Control Revenue (PECO
Energy Co. Project)	4.000%	12/1/12	25,000	25,969
Indiana County PA Industrial Development
Authority Pollution Control Revenue (New
York State Electric & Gas Corp. Project) PUT	3.000%	6/3/13	6,000	6,020
Lancaster PA Higher Education Authority
College Revenue (Franklin & Marshall
College)	5.000%	4/15/22	3,500	3,605
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/25	5,765	5,493
Mount Lebanon PA School District GO	5.000%	2/15/13 (Prere.)	5,000	5,424
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/20	1,000	999
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.125%	8/15/21	1,000	995
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.250%	8/15/22	1,000	995
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.250%	8/15/23	1,500	1,476
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.250%	8/15/24	3,000	2,890
Pennsylvania Convention Center Authority
Revenue	6.700%	9/1/16 (ETM)	2,390	2,735
Pennsylvania Economic Development Financing
Authority Health System Revenue (Jefferson
Health System) VRDO	0.360%	2/7/11	7,300	7,300
Pennsylvania Economic Development Financing
Authority Pollution Control Revenue (PPL
Electric Utilities Corp. Project)	4.000%	10/1/23	17,500	15,449
Pennsylvania GO	5.250%	2/1/12 (14)	8,500	8,910
Pennsylvania GO	5.000%	3/1/12	24,335	25,531
Pennsylvania GO	5.500%	5/1/12 (4)(Prere.)	10,000	10,619
Pennsylvania GO	5.250%	7/1/12	25,200	26,858
Pennsylvania GO	5.000%	10/1/12 (14)	9,430	10,112
Pennsylvania GO	5.000%	7/1/13 (Prere.)	960	1,056
Pennsylvania GO	4.000%	7/15/13	16,995	18,242
Pennsylvania GO	5.000%	7/1/14 (14)	4,890	5,337
Pennsylvania GO	5.000%	8/1/15	5,000	5,675
Pennsylvania GO	5.000%	5/1/19	15,000	17,092
Pennsylvania GO	5.000%	7/1/19	30,000	34,172
Pennsylvania GO	5.375%	7/1/21	4,500	5,193

Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/29	5,715	5,753
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/30	5,420	5,436
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.250%	9/1/19 (2)	2,935	3,129
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/13	5,000	5,404
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	9/1/19	1,725	1,951
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/31	500	463
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/20	12,180	13,301
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/23	20,000	21,119
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/23 (4)	10,600	10,762
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/23 (4)	6,080	6,173
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/24 (4)	11,130	11,231
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/24 (4)	6,620	6,680
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/25 (4)	11,585	11,607
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/26 (4)	10,070	9,974
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.250%	12/1/11 (ETM)	2,875	2,886
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.250%	12/1/11 (ETM)	4,095	4,111
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/17 (2)	5,155	5,552
1 Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue TOB VRDO	0.290%	2/7/11	11,000	11,000
Pennsylvania Turnpike Commission Registration
Fee Revenue VRDO	0.300%	2/7/11 (4)	8,815	8,815
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/21 (12)	4,520	4,770
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	16,660	17,567
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/23 (12)	8,585	8,828
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24 (12)	3,535	3,600
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25 (12)	2,500	2,520
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/27	12,345	12,359
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	50,000	47,353
Philadelphia PA Airport Parking Authority
Revenue	5.000%	9/1/16	3,000	3,261
Philadelphia PA Gas Works Revenue	5.250%	7/1/11 (4)	5,000	5,020

Philadelphia PA Gas Works Revenue	5.000%	8/1/14	3,000	3,223
Philadelphia PA Gas Works Revenue	5.000%	8/1/15	3,000	3,217
Philadelphia PA GO	5.125%	5/15/11 (14)	12,290	12,386
Philadelphia PA GO	5.125%	5/15/12 (14)	4,975	5,013
Philadelphia PA GO	5.125%	5/15/13 (14)	5,000	5,035
Philadelphia PA GO	5.000%	8/1/15 (4)	23,000	25,192
Philadelphia PA GO	5.250%	8/1/16 (4)	13,110	14,585
Philadelphia PA Hospitals & Higher Education
Facilities Authority Health System Revenue
(Jefferson Health System)	5.250%	5/15/30	24,000	22,798
Philadelphia PA Industrial Development
Authority Lease Revenue	5.000%	10/1/14 (14)	6,390	6,829
Philadelphia PA Municipal Authority Revenue	5.250%	5/15/13 (4)	11,105	11,832
Philadelphia PA Municipal Authority Revenue	5.250%	11/15/14 (4)	5,965	6,339
Philadelphia PA Municipal Authority Revenue	6.375%	4/1/29	3,500	3,590
Philadelphia PA School District GO	5.500%	8/1/12 (14)	10,815	11,516
Philadelphia PA School District GO	5.000%	8/1/19 (2)	7,500	7,737
Philadelphia PA School District GO	5.000%	8/1/20 (2)	18,745	19,142
Philadelphia PA School District GO	5.000%	8/1/21 (2)	9,900	10,034
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/22 (4)	3,000	3,121
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	6.000%	6/1/25	30,000	31,756
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/27	6,100	6,113
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/28	5,000	4,971
Southeastern Pennsylvania Transportation
Authority Revenue VRDO	0.240%	2/1/11 LOC	6,600	6,600
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.000%	9/15/19	2,575	2,895
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.500%	9/15/23	9,000	9,925
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/28	2,375	2,451
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/29	11,100	11,386
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.000%	7/1/19	1,235	1,265
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.250%	7/1/20	1,330	1,375
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.000%	7/1/25	4,500	4,235
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/21	1,015	1,056
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/22	1,160	1,199
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/23	1,350	1,377
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/24	1,420	1,437

Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/25	1,465	1,467
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/30	6,185	5,879
				894,315
Puerto Rico (1.6%)
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/14	4,420	4,780
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/16	5,000	5,441
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/19 (14)	35,430	36,117
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/20	5,000	5,067
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/20 (14)	18,245	18,446
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21 (14)	24,290	24,365
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/21 (14)	5,000	5,133
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22 (14)	17,050	17,305
Puerto Rico GO	5.500%	7/1/11 (4)	8,500	8,651
Puerto Rico GO	5.500%	7/1/13 (14)	5,000	5,322
Puerto Rico GO	5.500%	7/1/14 (14)	5,000	5,304
Puerto Rico GO	5.250%	7/1/20	14,955	14,845
Puerto Rico Highway & Transportation Authority
Revenue	6.250%	7/1/11 (14)	2,835	2,896
Puerto Rico Highway & Transportation Authority
Revenue	6.250%	7/1/13 (14)	7,220	7,810
Puerto Rico Highway & Transportation Authority
Revenue	6.250%	7/1/15 (14)	5,590	6,024
Puerto Rico Highway & Transportation Authority
Revenue	5.250%	7/1/16 (3)	8,885	9,018
Puerto Rico Municipal Finance Agency GO	5.750%	8/1/12 (4)	2,470	2,491
Puerto Rico Public Buildings Authority
Government Facilities Revenue	0.000%	7/1/11 (3)	48,810	48,111
Puerto Rico Public Buildings Authority
Government Facilities Revenue	0.000%	7/1/12 (3)	34,465	32,684
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.250%	7/1/14 (Prere.)	13,600	15,312
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.500%	7/1/17 (2)	6,390	6,581
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.500%	7/1/18 (2)	5,930	6,069
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.250%	7/1/29	9,700	8,895
Puerto Rico Public Finance Corp. Revenue PUT	5.750%	2/1/12 LOC	43,740	44,594
Puerto Rico Sales Tax Financing Corp. Revenue	5.500%	8/1/28	30,000	30,243
Puerto Rico Sales Tax Financing Corp. Revenue	6.125%	8/1/29	30,000	30,795
Puerto Rico Sales Tax Financing Corp. Revenue
PUT	5.000%	8/1/11 (Prere.)	50,000	51,159
				453,458
Rhode Island (0.3%)
Rhode Island & Providence Plantations GO	5.000%	8/1/17 (4)	3,120	3,452
Rhode Island Economic Development Corp.
Revenue (Department of Transportation)	5.250%	6/15/11 (4)	5,000	5,089
Rhode Island Economic Development Corp.
Revenue (Department of Transportation)	5.250%	6/15/12 (4)	5,000	5,295
Rhode Island Economic Development Corp.
Revenue (Department of Transportation)	5.250%	6/15/20 (12)	20,000	21,984
Rhode Island Economic Development Corp.
Revenue (Department of Transportation)	5.250%	6/15/21 (12)	25,000	27,091

Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Lifespan
Obligated Group)	5.000%	5/15/26 (4)	4,900	4,858
Rhode Island Health & Educational Building
Corp. Public Schools Revenue (Pooled Issue)	4.500%	5/15/25 (4)	2,880	2,728
Rhode Island Health & Educational Building
Corp. Public Schools Revenue (Pooled Issue)	4.625%	5/15/26 (4)	3,210	3,054
Rhode Island Health & Educational Building
Corp. Public Schools Revenue (Pooled Issue)	4.750%	5/15/29 (4)	3,500	3,257
				76,808
South Carolina (1.3%)
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/19	3,105	3,343
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.250%	12/1/26	12,610	12,689
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.250%	12/1/27	33,070	33,123
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.250%	12/1/28	2,730	2,734
Greenville County SC Hospital Revenue
(Greenville Hospital System)	5.000%	5/1/16	5,000	5,443
Greenville County SC Hospital Revenue
(Greenville Hospital System)	4.125%	5/1/17	5,315	5,476
Greenville County SC Hospital Revenue
(Greenville Hospital System)	5.000%	5/1/18	2,655	2,849
Greenville County SC School District Installment
Revenue	5.500%	12/1/19	32,480	36,015
Greenville County SC School District Installment
Revenue	5.000%	12/1/26	28,255	27,979
Medical University South Carolina Hospital
Authority Hospital Facilities Revenue	6.250%	8/15/12 (Prere.)	13,000	14,116
North Charleston SC Tax Revenue	5.000%	12/1/12 (12)	2,945	3,144
North Charleston SC Tax Revenue	5.000%	12/1/13 (12)	4,525	4,945
North Charleston SC Tax Revenue	5.000%	12/1/14 (12)	4,725	5,216
North Charleston SC Tax Revenue	5.000%	12/1/15 (12)	4,715	5,225
Oconee County SC Pollution Control Facilities
Revenue (Duke Energy Carolinas Project)	3.600%	2/1/17	10,000	10,089
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/19	18,995	20,246
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/20	24,515	25,756
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/22 (14)	9,950	5,485
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/22	6,000	6,209
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/23 (14)	8,780	4,499
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24 (3)	2,400	1,144
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24	13,620	13,581
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24	3,535	3,502
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/25	8,020	7,893
Richland County SC School District GO	5.000%	2/1/18	9,010	10,281
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/18	2,000	2,107
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/23 (4)	6,275	6,394

South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/24 (4)	5,000	5,051
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/25 (4)	6,925	6,943
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/27 (4)	13,550	13,200
South Carolina Jobs Economic Development
Authority Revenue (Bon Secours Health
System)	5.625%	11/15/12 (Prere.)	1,775	1,929
South Carolina Public Service Authority
Revenue	5.375%	1/1/12 (Prere.)	7,300	7,629
South Carolina Public Service Authority
Revenue	5.500%	1/1/13 (4)	5,000	5,361
South Carolina Public Service Authority
Revenue	5.000%	1/1/28	6,735	6,796
South Carolina Public Service Authority
Revenue	5.000%	1/1/29	2,900	2,911
South Carolina Transportation Infrastructure
Revenue	5.250%	10/1/13 (2)	5,200	5,639
South Carolina Transportation Infrastructure
Revenue	5.250%	10/1/25 (2)	4,035	4,057
Spartanburg County SC Regional Health
Services District Revenue VRDO	0.310%	2/7/11 (12)	26,330	26,330
				365,329
South Dakota (0.0%)
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.250%	11/1/29	2,000	1,942

Tennessee (1.2%)
Greeneville TN Health & Educational Facilities
Board Revenue (Laughlin Memorial Hospital
Project) VRDO	0.910%	2/7/11 LOC	41,000	41,000
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.250%	4/1/23	8,280	8,353
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.375%	4/1/28	8,000	7,717
Memphis TN Electric System Revenue	5.000%	12/1/13 (14)(Prere.)	20,000	22,124
Memphis TN GO	5.000%	11/1/20 (10)	4,000	4,420
Memphis TN GO	5.000%	11/1/20 (14)	16,000	17,260
Memphis TN GO	5.000%	11/1/21 (14)	4,730	5,051
Memphis TN GO	5.000%	7/1/22	15,000	16,302
Memphis TN GO	5.000%	11/1/22 (14)	4,750	5,005
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	1/1/20	5,000	5,545
Murfreesboro TN GO	5.000%	6/1/19	645	728
Shelby County TN GO	0.000%	12/1/11	10,000	9,948
Shelby County TN GO	5.000%	4/1/19	500	570
Shelby County TN Health Educational &
Housing Facility Board Revenue (Baptist
Memorial Health Care)	5.000%	9/1/18	7,180	7,751
Shelby County TN Health Educational &
Housing Facility Board Revenue (Baptist
Memorial Health Care)	5.000%	9/1/19	2,000	2,138

Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare)	5.000%	6/1/13	4,865	5,131
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare)	5.250%	6/1/14	13,995	14,982
Shelby County TN Health Educational &
Housing Facility Board Revenue (St. Jude
Children's Research Hospital)	5.000%	7/1/21	5,000	5,242
Shelby County TN Health Educational &
Housing Facility Board Revenue (St. Jude
Children's Research Hospital)	5.000%	7/1/22	5,000	5,202
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	9/1/16	19,800	19,978
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/17	39,290	39,143
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/18	57,570	56,381
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/22	10,000	9,584
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/25	5,000	4,675
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/27	10,175	9,354
Tennessee GO	5.000%	5/1/18	3,575	4,064
				327,648
Texas (8.8%)
Austin TX Combined Utility System Revenue	0.000%	11/15/11 (2)	16,050	15,924
Austin TX Combined Utility System Revenue	0.000%	11/15/11 (14)	18,100	17,972
Austin TX Combined Utility System Revenue	0.000%	5/15/18 (3)	24,215	18,343
Austin TX Independent School District GO	5.000%	8/1/13	10,000	11,001
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/20	2,380	2,602
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/21	2,500	2,693
Beaumont TX Independent School District
School Building GO	5.250%	2/15/29 (12)	4,550	4,642
Board of Regents of the Texas A&M University
System Permanent University Fund Revenue	5.250%	7/1/24	14,925	15,538
Camino Real Texas Mobility Authority Revenue	5.250%	2/15/18	11,960	12,612
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/18	11,770	12,405
Camino Real Texas Mobility Authority Revenue	5.250%	2/15/19	12,595	13,082
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/19	12,925	13,425
Camino Real Texas Mobility Authority Revenue	5.250%	2/15/20	13,265	13,546
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/20	13,580	13,868
Camino Real Texas Mobility Authority Revenue	5.000%	2/15/21	5,970	5,951
Camino Real Texas Mobility Authority Revenue	5.000%	8/15/21	6,320	6,299
Camino Real Texas Mobility Authority Revenue	5.000%	2/15/22	6,170	6,107
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/20	1,150	1,178
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/25	4,650	1,809
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/25	2,000	1,928
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/26	6,490	2,309

Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/27	7,750	2,533
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/28	5,500	1,657
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/29	5,220	1,450
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/30	4,355	1,092
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/31	4,880	1,128
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/33	4,000	800
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/34	4,000	716
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/35	4,950	820
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/37	5,525	778
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/38	3,500	454
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/39	4,500	546
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/40	5,700	641
Clear Creek TX Independent School District GO	5.000%	2/15/23 (4)	10,270	10,656
Clear Creek TX Independent School District GO	5.000%	2/15/25 (4)	11,635	11,823
Dallas County TX Community College District
GO	5.000%	2/15/27	2,690	2,773
Dallas County TX Community College District
GO	5.000%	2/15/29	1,500	1,526
Dallas County TX Utility & Reclamation District
GO	5.250%	2/15/25 (2)	11,245	10,919
Dallas County TX Utility & Reclamation District
GO	5.250%	2/15/25 (2)	11,245	10,919
Dallas TX Area Rapid Transit Revenue	5.000%	12/1/19	4,000	4,513
Dallas TX Area Rapid Transit Revenue	5.000%	12/1/20	4,900	5,503
Dallas TX Area Rapid Transit Revenue	4.500%	12/1/26	11,385	11,232
Dallas TX Area Rapid Transit Revenue	4.500%	12/1/27	14,130	13,651
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/23 (12)	9,880	9,945
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/24 (12)	9,345	9,343
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/25 (12)	5,050	4,998
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/26 (12)	1,650	1,610
Dallas TX GO	5.000%	2/15/19	11,675	12,503
Dallas TX GO	5.000%	2/15/20	3,225	3,630
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/30	6,920	6,941
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/20	2,740	2,855
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/21	2,000	2,067
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/22	2,500	2,560
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/23	1,500	1,523
Gulf Coast TX Waste Disposal Authority
Environmental Facilities Revenue (BP
Products North America Project) PUT	2.300%	9/3/13	7,375	7,364

Gulf Coast TX Waste Disposal Authority
Environmental Facilities Revenue (BP
Products North America Project) PUT	2.300%	9/3/13	2,000	1,997
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System)	5.250%	12/1/15	10,000	11,078
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System)	5.250%	12/1/16	12,000	13,367
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System)	5.250%	12/1/17	17,000	18,782
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (St. Luke's Episcopal
Health Sytem)	5.000%	2/15/19	4,000	4,244
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (St. Luke's Episcopal
Health Sytem)	5.000%	2/15/20	10,225	10,573
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (St. Luke's Episcopal
Health Sytem)	5.625%	2/15/25	39,530	40,674
Harris County TX Flood Control District GO	5.250%	10/1/19	7,640	8,752
Harris County TX Flood Control District Revenue	5.000%	10/1/29	2,950	2,977
Harris County TX Flood Control District Revenue	5.000%	10/1/30	3,000	3,011
Harris County TX GO	5.000%	10/1/21	8,000	8,845
Harris County TX GO	5.000%	8/15/27	4,000	4,047
Harris County TX GO	5.000%	8/15/28	5,000	5,021
Harris County TX GO	5.000%	8/15/29	2,000	2,000
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Memorial Hermann
Healthcare System)	7.000%	12/1/27	5,000	5,357
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Memorial Hermann
Healthcare System)	7.200%	12/1/29	4,000	4,173
Harris County TX Health Facilities Development
Corp. Revenue (St. Luke's Episcopal Hospital)
VRDO	0.260%	2/1/11	1,870	1,870
Harris County TX Metropolitan Transit Authority
Revenue	5.000%	11/1/26	3,000	3,059
Harris County TX Metropolitan Transit Authority
Revenue	5.000%	11/1/27	6,475	6,552
Harris County TX Metropolitan Transit Authority
Revenue	5.000%	11/1/28	5,665	5,688
Harris County TX Metropolitan Transit Authority
Revenue	5.000%	11/1/29	6,270	6,269
Harris County TX Metropolitan Transportation
Authority Lease Revenue	5.000%	11/1/11	2,975	3,060
Harris County TX Metropolitan Transportation
Authority Lease Revenue	5.000%	11/1/12	3,100	3,266
Harris County TX Metropolitan Transportation
Authority Lease Revenue	5.000%	11/1/13	3,290	3,522
Harris County TX Metropolitan Transportation
Authority Lease Revenue	5.000%	11/1/14	3,475	3,745
Harris County TX Metropolitan Transportation
Authority Lease Revenue	5.000%	11/1/15	3,630	3,914
Harris County TX Metropolitan Transportation
Authority Lease Revenue	5.000%	11/1/16	3,820	4,118

Harris County TX Metropolitan Transportation
Authority Lease Revenue	5.250%	11/1/17	4,070	4,398
Harris County TX Metropolitan Transportation
Authority Lease Revenue	5.375%	11/1/18	4,265	4,598
Harris County TX Metropolitan Transportation
Authority Lease Revenue	5.625%	11/1/19	4,535	4,873
Harris County TX Metropolitan Transportation
Authority Lease Revenue	5.875%	11/1/20	3,640	3,946
Harris County TX Metropolitan Transportation
Authority Lease Revenue	6.000%	11/1/21	4,295	4,638
Harris County TX Revenue	5.000%	8/15/14	1,000	1,115
Harris County TX Revenue	5.000%	8/15/15	1,435	1,612
Harris County TX Sports Authority Revenue	0.000%	11/15/23 (14)	7,000	2,489
Harris County TX Toll Road Revenue	5.375%	8/15/12 (4)	10,000	10,715
Harris County TX Toll Road Revenue	5.000%	8/15/18	1,500	1,692
Harris County TX Toll Road Revenue	5.000%	8/15/20	2,000	2,195
Houston TX Airport System Revenue	5.000%	7/1/18	1,750	1,930
Houston TX Airport System Revenue	5.000%	7/1/19	1,750	1,895
Houston TX Airport System Revenue	5.000%	7/1/20	2,130	2,270
Houston TX Community College System
Revenue	5.000%	4/15/21 (10)	9,200	9,560
Houston TX GO	5.500%	3/1/11 (4)	1,050	1,055
Houston TX GO	5.000%	3/1/20	11,790	13,075
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.375%	9/1/12 (2)	4,460	4,523
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.375%	9/1/12 (2)	9,995	10,136
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.375%	9/1/13 (2)	10,545	10,656
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.750%	9/1/13 (2)	13,840	14,070
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.375%	9/1/14 (2)	6,190	6,243
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.375%	9/1/15 (2)	10,750	10,826
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.750%	9/1/16 (2)	5,540	5,600
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	0.000%	9/1/17 (2)	13,760	9,749
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.750%	9/1/17 (2)	5,855	5,906
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	0.000%	9/1/18 (2)	16,285	10,689
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	0.000%	9/1/21 (2)	22,720	11,885
Houston TX Utility System Revenue	5.250%	5/15/13 (14)	3,500	3,820
Houston TX Utility System Revenue	5.250%	5/15/14 (14)	2,500	2,786

Houston TX Utility System Revenue	5.250%	11/15/17 (4)	13,500	15,570
Houston TX Utility System Revenue	5.000%	11/15/18	12,000	13,486
Houston TX Utility System Revenue	5.125%	5/15/28 (14)	19,500	19,601
Houston TX Water & Sewer System Revenue	5.750%	12/1/12 (Prere.)	8,000	8,727
Houston TX Water & Sewer System Revenue	5.500%	12/1/14 (4)	22,500	23,387
Houston TX Water & Sewer System Revenue	5.500%	12/1/15 (4)	7,250	7,530
Houston TX Water & Sewer System Revenue	0.000%	12/1/25 (ETM)	8,525	4,344
Humble TX Independent School District GO	5.000%	2/15/22	3,135	3,405
Katy TX Independent School District GO	5.000%	2/15/19	1,815	2,059
Katy TX Independent School District GO	5.000%	2/15/20	1,110	1,237
Katy TX Independent School District GO	5.000%	2/15/21	2,000	2,190
Lewisville TX Independent School District GO	5.000%	8/15/20	1,730	1,910
Lone Star College System Texas GO	5.000%	8/15/20	1,150	1,288
Lower Colorado River Authority Texas Revenue	5.375%	5/15/11 (14)(Prere.)	250	254
Lower Colorado River Authority Texas Revenue	5.375%	5/15/11 (14)(Prere.)	190	193
Lower Colorado River Authority Texas Revenue	5.375%	5/15/11 (14)(Prere.)	285	289
Lower Colorado River Authority Texas Revenue	5.375%	5/15/11 (14)(Prere.)	125	127
Lower Colorado River Authority Texas Revenue	5.375%	5/15/11 (14)(Prere.)	175	178
Lower Colorado River Authority Texas Revenue	5.375%	5/15/11 (14)(Prere.)	180	183
Lower Colorado River Authority Texas Revenue	5.375%	5/15/11 (14)(Prere.)	80	81
Lower Colorado River Authority Texas Revenue	5.375%	5/15/11 (14)(Prere.)	400	406
Lower Colorado River Authority Texas Revenue	5.375%	5/15/11 (14)(Prere.)	335	340
Lower Colorado River Authority Texas Revenue	5.375%	5/15/11 (14)(Prere.)	500	507
Lower Colorado River Authority Texas Revenue	5.375%	5/15/11 (14)(Prere.)	225	228
Lower Colorado River Authority Texas Revenue	5.375%	5/15/11 (Prere.)	540	547
Lower Colorado River Authority Texas Revenue	5.375%	5/15/11 (14)(Prere.)	915	928
Lower Colorado River Authority Texas Revenue	5.750%	5/15/11 (4)	3,050	3,063
Lower Colorado River Authority Texas Revenue	5.000%	1/1/12 (4)(ETM)	2,520	2,625
Lower Colorado River Authority Texas Revenue	5.375%	5/15/12 (14)	3,325	3,368
Lower Colorado River Authority Texas Revenue	5.375%	5/15/13 (14)	2,475	2,504
Lower Colorado River Authority Texas Revenue	5.375%	5/15/14 (14)	3,690	3,733
Lower Colorado River Authority Texas Revenue	5.875%	5/15/14 (4)	1,075	1,079
Lower Colorado River Authority Texas Revenue	5.875%	5/15/15 (4)	3,005	3,017
Lower Colorado River Authority Texas Revenue	5.375%	5/15/16 (14)	1,650	1,668
Lower Colorado River Authority Texas Revenue	5.375%	5/15/17	2,285	2,310
Lower Colorado River Authority Texas Revenue	5.375%	5/15/20 (14)	1,005	1,015
Lower Colorado River Authority Texas Revenue	5.000%	5/15/22	4,000	4,215
Lower Colorado River Authority Texas Revenue	5.250%	5/15/29	9,070	9,118
Lower Colorado River Authority Texas Revenue	5.250%	5/15/29	2,500	2,506
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	10,000	9,686
Lubbock TX Electric Light & Power System
Revenue	5.000%	4/15/18	2,000	2,193
Lubbock TX Electric Light & Power System
Revenue	5.000%	4/15/19	2,815	3,066
Lubbock TX GO	5.000%	2/15/22 (4)	3,600	3,824
Lubbock TX Independent School District GO
VRDO	0.260%	2/1/11 LOC	9,670	9,670
Matagorda County TX Navigation District No. 1
Pollution Control Revenue (AEP Texas
Central Co. Project) PUT	5.125%	6/1/11	26,500	26,789
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/23	7,410	7,745
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/24	5,895	6,109
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/25	5,250	5,392
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/26	6,225	6,336

North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/27	8,920	9,014
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/28	8,040	8,083
North Texas Tollway Authority System Revenue	5.500%	1/1/17	4,750	5,240
North Texas Tollway Authority System Revenue	5.500%	1/1/18	4,000	4,390
North Texas Tollway Authority System Revenue	6.000%	1/1/19	15,000	16,644
North Texas Tollway Authority System Revenue	6.000%	1/1/20	22,100	24,106
North Texas Tollway Authority System Revenue	6.000%	1/1/21	41,330	44,622
North Texas Tollway Authority System Revenue	6.000%	1/1/22	26,045	27,707
North Texas Tollway Authority System Revenue	6.250%	2/1/23	46,220	46,058
North Texas Tollway Authority System Revenue	6.000%	1/1/24	19,700	20,512
North Texas Tollway Authority System Revenue	6.000%	1/1/25	11,035	11,419
North Texas Tollway Authority System Revenue	6.000%	1/1/25	5,075	5,252
North Texas Tollway Authority System Revenue	6.000%	1/1/26	4,395	4,535
North Texas Tollway Authority System Revenue	6.000%	1/1/27	3,950	4,067
North Texas Tollway Authority System Revenue	6.000%	1/1/28	3,220	3,326
North Texas Tollway Authority System Revenue
PUT	5.250%	1/1/12	25,000	25,915
North Texas Tollway Authority System Revenue
PUT	5.750%	1/1/16	75,000	82,594
North Texas University Revenue	5.000%	4/15/17	1,000	1,136
North Texas University Revenue	5.000%	4/15/18	1,690	1,914
North Texas University Revenue	5.000%	4/15/19	1,755	1,971
North Texas University Revenue	5.000%	4/15/20	1,500	1,653
Panhandle-Plains TX Higher Education Authority
Inc. Student Loan Revenue	1.160%	10/1/20	5,000	4,951
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/17	16,000	16,399
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/18	18,985	19,014
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/19	22,010	22,226
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/20	9,455	9,487
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/21	3,000	3,006
Sabine River Authority TX Pollution Control
Revenue (Southwestern Electric Power Co.
Project)	4.950%	3/1/18 (14)	16,000	16,519
San Antonio TX Education Facilities Corp.
Higher Education Revenue (Trinity University)
VRDO	2.992%	2/1/11	8,300	8,300
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/12 (4)	5,000	5,227
San Antonio TX Electric & Gas Systems
Revenue	5.375%	2/1/12 (Prere.)	6,490	6,807
San Antonio TX Electric & Gas Systems
Revenue	5.375%	2/1/12 (Prere.)	5,445	5,711
San Antonio TX Electric & Gas Systems
Revenue	5.375%	2/1/12 (Prere.)	760	797
San Antonio TX Electric & Gas Systems
Revenue	5.375%	2/1/12 (Prere.)	10,000	10,489
San Antonio TX Electric & Gas Systems
Revenue	5.375%	2/1/12 (Prere.)	8,140	8,538
San Antonio TX Electric & Gas Systems
Revenue	5.250%	2/1/13 (ETM)	260	283

San Antonio TX Electric & Gas Systems
Revenue	5.250%	2/1/13	4,740	5,149
San Antonio TX Electric & Gas Systems
Revenue	5.375%	2/1/13	10,000	10,887
San Antonio TX Electric & Gas Systems
Revenue	5.375%	2/1/13 (4)	14,865	16,184
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/21	9,750	10,472
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/22	25,450	27,090
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/23	22,000	23,263
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/24	15,000	15,434
San Antonio TX GO	5.500%	2/1/11 (ETM)	300	300
San Antonio TX GO	5.500%	2/1/11	11,925	11,925
San Antonio TX GO	5.000%	8/1/17 (Prere.)	6,030	7,003
San Antonio TX GO	5.000%	8/1/17 (Prere.)	5,685	6,602
San Antonio TX GO	5.000%	2/1/21	5,000	5,552
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/20	2,250	2,455
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/21	2,760	2,967
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/22	9,100	9,668
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/29	4,375	4,348
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/30	40,335	35,771
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/17	8,570	8,881
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/18	9,000	9,173
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/19	9,455	9,467
Temple TX GO	5.250%	8/1/23 (4)	1,665	1,758
Temple TX GO	5.250%	8/1/25 (4)	1,525	1,581
Texas A&M University System Revenue
Financing System Revenue	5.000%	5/15/13	5,535	6,042
Texas A&M University System Revenue
Financing System Revenue	5.000%	5/15/28	4,475	4,578
Texas GO	5.000%	10/1/19	1,000	1,138
Texas GO (College Student Loan)	5.000%	8/1/29	3,510	3,566
1 Texas GO TOB VRDO	0.290%	2/7/11	9,300	9,300
1 Texas GO TOB VRDO	0.290%	2/7/11	19,500	19,500
Texas GO TRAN	2.000%	8/31/11	140,000	141,331
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.625%	12/15/17	45,580	47,952
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/21	10,370	10,086
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/22	3,260	3,137

Texas Municipal Gas Acquisition & Supply Corp.
Revenue	6.250%	12/15/26	29,390	30,254
Texas Municipal Power Agency Revenue	0.000%	9/1/12 (2)	4,800	4,691
Texas Municipal Power Agency Revenue	0.000%	9/1/12 (ETM)	375	369
Texas Municipal Power Agency Revenue	0.000%	9/1/13 (14)	11,375	10,827
Texas Municipal Power Agency Revenue	0.000%	9/1/13 (ETM)	125	121
Texas Municipal Power Agency Revenue	0.000%	9/1/14 (14)	5,540	5,103
Texas Municipal Power Agency Revenue	0.000%	9/1/14 (ETM)	125	118
Texas Municipal Power Agency Revenue	0.000%	9/1/15 (14)	10,140	8,928
Texas Municipal Power Agency Revenue	0.000%	9/1/15 (ETM)	110	100
Texas Municipal Power Agency Revenue	0.000%	9/1/16 (14)	22,795	18,936
Texas Municipal Power Agency Revenue	0.000%	9/1/16 (ETM)	110	97
Texas Municipal Power Agency Revenue	0.000%	9/1/17 (14)	31,295	24,498
Texas Municipal Power Agency Revenue	0.000%	9/1/17 (ETM)	415	347
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	12/31/31	32,000	33,477
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	6/30/32	47,500	49,949
Texas Public Finance Authority GO	5.375%	10/1/12 (Prere.)	21,310	23,002
Texas Public Finance Authority GO	5.500%	10/1/12	12,955	13,372
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	7/1/18	75,000	81,893
Texas State University System Revenue	5.000%	3/15/29	4,000	3,925
Texas Tech University System Revenue
Financing System Revenue	5.000%	2/15/23 (2)	10,040	10,560
Texas Tech University System Revenue
Financing System Revenue	5.000%	2/15/24 (2)	11,940	12,428
Texas Transportation Commission Revenue	5.000%	4/1/19	10,000	10,991
Texas Transportation Commission Revenue	5.000%	4/1/20	8,850	9,550
Texas Transportation Commission Revenue	5.000%	4/1/21	10,555	11,338
Texas Transportation Commission Revenue	5.000%	4/1/21	23,405	25,262
Texas Transportation Commission Revenue	5.000%	4/1/22	5,000	5,353
Texas Transportation Commission Revenue	4.750%	4/1/24	9,500	9,722
Texas Transportation Commission Revenue
PUT	5.000%	2/15/11	10,000	10,011
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/20 (2)	10,000	5,849
Texas Water Development Board Revenue	5.000%	7/15/20	3,800	4,231
Texas Water Development Board Revenue	5.000%	7/15/21	4,535	4,967
Texas Water Financial Assistance GO	5.000%	4/1/20	20,000	21,969
Texas Water Financial Assistance GO	5.000%	8/1/20	2,000	2,234
Texas Water Financial Assistance GO	5.000%	8/1/24	1,500	1,576
Texas Water Financial Assistance GO	5.000%	8/1/25	2,350	2,445
Tomball TX Hospital Authority Revenue	5.750%	7/1/14	7,000	7,045
Tomball TX Hospital Authority Revenue	6.000%	7/1/19	3,600	3,609
University of Houston Texas Revenue	4.000%	2/15/16	1,425	1,540
University of Houston Texas Revenue	4.750%	2/15/28 (4)	8,615	8,457
University of Texas Permanent University Fund
Revenue	5.375%	8/15/11 (Prere.)	8,290	8,513
University of Texas Permanent University Fund
Revenue	5.000%	8/15/20	9,785	10,758
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/20	6,180	6,933
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/21	12,060	13,386
				2,432,841

Utah (0.2%)
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/18	6,845	7,328
Riverton UT Hospital Revenue (IHC Health
Services Inc.)	5.000%	8/15/19	2,000	2,163
Utah Board of Regents Student Loan Revenue	4.000%	11/1/15	24,000	25,904
Utah Board of Regents Student Loan Revenue	5.000%	11/1/22	10,800	11,592
Utah Board of Regents Student Loan Revenue	5.000%	11/1/23	4,200	4,451
				51,438
Vermont (0.0%)
Vermont Educational & Health Buildings
Financing Agency Hospital Revenue (Fletcher
Allen Health Care Project)	5.000%	12/1/22 (4)	8,000	8,046

Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/18	4,500	4,654
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/19	3,000	3,048
Virgin Islands Public Finance Authority Revenue	6.375%	10/1/19	5,865	5,925
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/24	1,000	945
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	6,500	5,990
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	5,000	4,628
				25,190
Virginia (1.3%)
Clarke County VA Industrial Development
AuthorityHospital Facilities Revenue
(Winchester Medical Center Inc.) VRDO	0.290%	2/7/11 (4)	2,675	2,675
Fairfax County VA Economic Development
Authority Revenue (Public Facilities Projects)	5.000%	4/1/18	1,280	1,467
Fairfax County VA Industrial Development
Authority Hospital Revenue (Inova Health
System Hospital Project)	5.000%	5/15/25	2,000	2,030
Hampton VA GO	4.000%	1/15/19	3,000	3,247
Hampton VA GO	5.000%	1/15/20	3,000	3,393
Louisa VA Industrial Development Authority
Pollution Control Revenue (Virginia Electric &
Power Co.Project) PUT	5.375%	6/1/11	32,000	34,454
Louisa VA Industrial Development Authority
Pollution Control Revenue (Virginia Electric &
Power Co.Project) PUT	5.375%	6/1/11	10,000	10,767
Portsmouth VA GO	5.000%	7/1/14 (4)	3,530	3,960
Richmond VA GO	5.000%	7/15/16	4,020	4,614
Richmond VA GO	5.000%	7/15/17	5,000	5,748
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/25	10,375	9,973
Stafford County VA Economic Development
AuthorityHospital Facilities Revenue
(MediCorp Health System Obligated Group)	5.250%	6/15/26	2,425	2,351
Stafford County VA Economic Development
AuthorityHospital Facilities Revenue
(MediCorp Health System Obligated Group)	5.250%	6/15/31	19,405	18,270
Tobacco Settlement Financing Corp. Virginia
Revenue	5.625%	6/1/15 (Prere.)	42,520	49,001
Virginia Beach VA Development Authority Public
Facility Revenue	5.000%	12/1/13 (Prere.)	8,420	9,398
Virginia Beach VA Development Authority Public
Facility Revenue	5.000%	7/15/17 (Prere.)	5,125	5,972

Virginia Beach VA Development Authority Public
Facility Revenue	5.000%	12/1/22	10,000	10,206
Virginia Beach VA Development Authority Public
Facility Revenue	5.000%	7/15/24	5,335	5,525
Virginia Beach VA Development Authority Public
Facility Revenue	5.000%	7/15/25	5,665	5,817
Virginia Beach VA Development Authority Public
Facility Revenue	5.000%	7/15/26	5,955	6,070
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/18	10,595	11,868
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/22	1,000	1,105
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/18	8,010	8,869
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/18	2,545	2,898
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/19	8,430	9,201
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/20	8,855	9,563
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/21	9,320	9,953
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/22	9,105	9,640
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/16	11,940	13,645
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/17	12,550	14,348
Virginia Public Building Authority Revenue	5.000%	8/1/22	10,000	10,602
Virginia Public School Authority Revenue	5.000%	4/15/13	7,160	7,803
Virginia Public School Authority Revenue	5.000%	8/1/13 (Prere.)	8,865	9,768
Virginia Public School Authority Revenue	5.000%	8/1/13	5,060	5,563
Virginia Public School Authority Revenue	5.000%	8/1/19	2,000	2,278
Virginia Public School Authority Revenue	5.000%	8/1/20	2,500	2,793
Wise County VA Industrial Development
Authority Solid Waste & Sewage Disposal
Revenue (Virginia Electric & Power Co.) PUT	2.375%	11/1/15	10,000	9,821
York County VA Economic Development
Authority Pollution Control Revenue (VA
Electric & Power Co. Project) PUT	4.050%	5/1/14	13,250	13,834
				348,490
Washington (0.9%)
Chelan County WA Public Utility District No. 1
Hydro-Electric System Revenue (Columbia
River-Rock Island Hydro)	0.000%	6/1/15 (14)	6,400	5,676
Clark County WA GO	4.750%	12/1/27 (14)	3,275	3,291
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/18	14,000	15,945

Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/17	1,000	1,086
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/20	3,000	3,146
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/22	5,525	5,665
Port of Seattle WA Revenue	5.000%	3/1/21 (14)	5,000	5,106
Port of Seattle WA Revenue	5.000%	6/1/22	2,000	2,104
Snohomish County WA Mukilteo School District
GO	6.500%	12/1/11	2,125	2,209
Spokane County WA Wastewater System
Revenue	5.000%	12/1/18	1,225	1,367
Spokane County WA Wastewater System
Revenue	5.000%	12/1/19	1,380	1,515
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/20	3,185	3,538
Washington GO	6.250%	2/1/11 (ETM)	45	45
Washington GO	6.250%	2/1/11	1,465	1,465
Washington GO	6.000%	6/1/12	1,000	1,071
Washington GO	5.700%	10/1/15 (4)	9,350	10,036
Washington GO	5.000%	7/1/19	6,940	7,839
Washington GO	0.000%	6/1/20 (3)	5,500	3,758
Washington GO	5.000%	7/1/20	10,000	10,945
Washington GO	5.000%	8/1/20	4,845	5,382
Washington GO	5.000%	1/1/21	5,580	6,131
Washington GO	5.000%	8/1/21	15,495	17,048
Washington GO	5.000%	2/1/28	12,505	12,741
Washington GO	5.000%	8/1/30	10,000	10,105
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/18	2,000	2,089
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/19	3,800	3,975
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/20	4,250	4,383
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/21	6,525	6,642
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/22	5,500	5,556
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/23 (4)	3,425	3,517
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/24 (4)	3,550	3,602
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/25 (4)	3,675	3,698
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/25 (4)	3,625	3,648
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/26 (4)	3,550	3,531
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/26 (4)	3,800	3,780
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/27 (4)	3,925	3,844
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/1/18	23,000	24,555
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/1/24	19,830	19,828
Washington Higher Education Facilities
Authority (Gonzaga University Project)	5.000%	4/1/21	2,580	2,664

Washington Higher Education Facilities
Authority (Gonzaga University Project)	5.000%	4/1/22	3,005	3,085
Washington Higher Education Facilities
Authority (Gonzaga University Project)	5.000%	4/1/23	4,470	4,496
Washington Higher Education Facilities
Authority (Gonzaga University Project)	5.000%	4/1/24	2,000	1,990
				242,097
West Virginia (0.3%)
West Virginia Economic Development Authority
Pollution Control Revenue (Appalachian
Power Co. - Amos Project) PUT	4.850%	9/4/13	10,000	10,535
West Virginia Economic Development Authority
Pollution Control Revenue (Appalachian
Power Co. - Amos Project) PUT	4.850%	9/4/13	3,000	3,160
West Virginia Economic Development Authority
Revenue	5.000%	6/15/19	1,395	1,524
West Virginia Economic Development Authority
Revenue	5.000%	6/15/21	3,500	3,723
West Virginia Economic Development Authority
Revenue	5.000%	6/15/22	2,055	2,156
West Virginia Economic Development Authority
Revenue	5.000%	6/15/23	1,745	1,804
West Virginia Economic Development Authority
Revenue	5.000%	6/15/25	2,445	2,480
West Virginia Economic Development Authority
Revenue	5.000%	6/15/27	5,085	5,057
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/17	6,335	6,536
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/18	4,985	5,102
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/19	2,990	3,013
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/20	3,430	3,419
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.125%	9/1/21	3,265	3,240
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	5.000%	6/1/18	1,920	2,004
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	5.000%	6/1/24	12,620	12,213
West Virginia School Building Authority Excess
Lottery Revenue	5.250%	7/1/20	2,500	2,744
West Virginia School Building Authority Excess
Lottery Revenue	5.250%	7/1/22	5,810	6,245
				74,955
Wisconsin (0.9%)
Madison WI Community Development Authority
Revenue (Wisconsin Alumni Research
Project)	5.000%	10/1/18	1,640	1,861

Madison WI Community Development Authority
Revenue (Wisconsin Alumni Research
Project)	5.000%	10/1/19	3,705	4,175
Milwaukee WI Metropolitan Sewer District GO	5.250%	10/1/21	10,060	11,490
Milwaukee WI Metropolitan Sewer District GO	5.250%	10/1/22	2,690	3,053
Wisconsin Clean Water Revenue	4.000%	6/1/16	720	787
Wisconsin Clean Water Revenue	4.000%	6/1/17	1,000	1,089
Wisconsin GO	5.000%	5/1/11	15,180	15,358
Wisconsin GO	5.250%	5/1/11 (14)(Prere.)	5,000	5,061
Wisconsin GO	5.750%	5/1/11 (Prere.)	18,000	18,244
Wisconsin GO	5.750%	5/1/11 (Prere.)	20,315	20,590
Wisconsin GO	5.250%	5/1/12	15,975	16,905
Wisconsin GO	5.000%	5/1/13 (14)	2,000	2,175
Wisconsin GO	5.500%	5/1/13 (14)	7,000	7,690
Wisconsin GO	5.000%	5/1/14 (14)	7,390	8,206
Wisconsin GO	5.500%	5/1/15 (14)	15,000	17,177
Wisconsin GO	5.000%	5/1/16 (14)	6,000	6,666
Wisconsin GO	5.000%	5/1/19	7,135	7,939
Wisconsin GO	5.000%	5/1/21	7,540	8,140
Wisconsin GO	5.000%	5/1/21	4,820	5,292
Wisconsin GO	5.000%	5/1/22	3,500	3,791
Wisconsin GO	5.000%	5/1/22	6,500	6,939
Wisconsin GO	6.000%	5/1/27	10,000	10,872
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.000%	6/1/19	4,110	4,387
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.000%	6/1/20	3,240	3,400
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.000%	6/1/21	5,230	5,399
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.000%	6/1/22	3,295	3,371
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.600%	2/15/29	15,355	14,618
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.500%	4/15/29	11,700	11,007
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	5.375%	8/15/24	5,900	6,085
Wisconsin Transportation Revenue	5.000%	7/1/19 (14)	2,500	2,824
Wisconsin Transportation Revenue	5.000%	7/1/29	5,000	5,043
				239,634
Total Tax-Exempt Municipal Bonds (Cost $27,490,393)				27,425,925

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.8%)
Money Market Fund (0.8%)
4 Vanguard Municipal Cash Management Fund
(Cost $200,971)	0.261%	200,971,113	200,971

Total Investments (99.9%) (Cost $27,691,364)			27,626,896
Other Assets and Liabilities-Net (0.1%)			40,819
Net Assets (100%)			27,667,715

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2011, the aggregate value of these securities was $389,170,000, representing 1.4% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2011.
3 Securities with a value of $11,070,000 have been segregated as initial margin for open futures contracts.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).

Intermediate-Term Tax-Exempt Fund

(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of January 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	27,425,925	—
Temporary Cash Investments	200,971	—	—
Futures Contracts—Assets[1]	703	—	—
Futures Contracts—Liabilities[1]	(222)	—	—
Total	201,452	27,425,925	—
1 Represents variation margin on the last day of the reporting period.

Intermediate-Term Tax-Exempt Fund

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year United States Treasury Note	March 2011	2,207	483,747	(401)
10-Year United States Treasury Note	March 2011	(1,930)	(233,138)	624

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At January 31, 2011, the cost of investment securities for tax purposes was $27,722,342,000. Net unrealized appreciation of investment securities for tax purposes was $95,446,000, consisting of unrealized gains of $474,801,000 on securities that had risen in value since their purchase and $570,247,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Tax-Exempt Fund

Schedule of Investments
As of January 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.0%)
Alabama (0.3%)
Alabama Port Authority Docks Facilities
Revenue	6.000%	10/1/40	5,000	4,891
East Alabama Health Care Authority Health
Care Facilities Revenue (East Alabama
Medical Center) PUT	5.000%	9/1/13	5,000	5,178
Houston County AL Health Care Authority
Revenue	5.250%	10/1/30 (2)	9,000	7,610
University of Alabama at Birmingham Revenue	5.000%	10/1/16	1,555	1,758
University of Alabama at Birmingham Revenue	5.000%	10/1/18	1,715	1,926
University of Alabama at Birmingham Revenue	5.000%	10/1/18	1,520	1,707
				23,070
Arizona (2.3%)
Arizona Board Regents Arizona State University
System Revenue	5.000%	6/1/39	5,000	4,732
Arizona COP	5.000%	9/1/23 (4)	12,140	12,031
Arizona Health Facilities Authority Revenue
(Banner Health)	5.500%	1/1/38	12,500	11,781
Arizona State University COP	5.375%	7/1/12 (Prere.)	4,340	4,627
Arizona State University COP	5.375%	7/1/12 (Prere.)	4,905	5,230
Arizona State University COP	5.375%	7/1/12 (Prere.)	5,345	5,699
Arizona State University COP	5.375%	7/1/12 (Prere.)	4,460	4,755
Arizona State University COP	5.375%	7/1/12 (Prere.)	5,520	5,886
Arizona State University COP	5.375%	7/1/12 (Prere.)	2,285	2,436
Arizona State University COP	5.375%	7/1/13 (14)	2,905	3,062
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/17	3,500	3,961
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/21	4,190	4,568
Arizona Transportation Board Highway Revenue	5.000%	7/1/24	5,000	5,178
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/30	5,000	5,042
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Catholic
Healthcare West)	5.250%	7/1/32	2,920	2,629
Maricopa County AZ Industrial Development
Authority Hospital System Revenue
(Samaritan Health Services)	7.000%	12/1/16 (ETM)	8,650	10,308
Maricopa County AZ Pollution Control Corp.
Revenue (Southern California Edison Co.)	5.000%	6/1/35	5,500	5,175
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/21	4,000	4,080
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/22	6,375	6,432
Phoenix AZ Civic Improvement Corp. Airport
Revenue (Light Rail Project)	5.000%	7/1/18 (2)	7,500	8,087
Phoenix AZ Civic Improvement Corp. Airport
Revenue (Light Rail Project)	5.000%	7/1/19 (2)	15,000	15,822

Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/21 (14)	5,135	5,306
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/34	10,000	9,931
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/38	5,000	4,898
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/39	3,300	3,227
Tucson AZ Water System Revenue	5.500%	7/1/17 (14)	4,850	5,209
				160,092
Arkansas (0.1%)
North Little Rock AR Electric Revenue	6.500%	7/1/15 (14)	4,500	4,891

California (18.6%)
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	5,000	1,144
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.000%	10/1/31 (4)	16,235	15,277
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/26	11,000	11,234
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/27	12,440	12,465
Beverly Hills CA Unified School District GO	0.000%	8/1/24	6,500	2,993
Beverly Hills CA Unified School District GO	0.000%	8/1/25	10,500	4,518
California Department of Water Resources
Power Supply Revenue	5.375%	5/1/12 (Prere.)	5,000	5,356
California Department of Water Resources
Power Supply Revenue	5.500%	5/1/12 (2)(Prere.)	6,000	6,436
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	4,000	4,487
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	3,165	3,550
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	3,700	4,150
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	5,000	5,534
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	7,650	8,135
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	5,000	5,390
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	5,375	5,664
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	5,000	5,330
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/15 (14)	14,540	15,808
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/16 (14)	9,865	10,711
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/17 (14)	9,915	10,746
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/18 (14)	7,780	8,416

California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/27	7,560	7,685
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/29	10,000	10,056
California Economic Recovery Bonds GO	5.000%	7/1/14 (Prere.)	4,145	4,684
California Economic Recovery Bonds GO	5.000%	7/1/15	5,990	6,506
California Economic Recovery Bonds GO	5.250%	7/1/21	8,750	9,363
California Educational Facilities Authority
Revenue (California Institute of Technology)	5.000%	11/1/39	7,000	7,019
California Educational Facilities Authority
Revenue (University of Southern California)	4.750%	10/1/37	4,000	3,682
California Educational Facilities Authority
Revenue (University of Southern California)	5.000%	10/1/38	5,000	4,875
California Educational Facilities Authority
Revenue (University of Southern California)	5.250%	10/1/39	5,000	5,037
California GO	6.250%	9/1/12	3,325	3,463
California GO	5.000%	2/1/14 (Prere.)	3,565	3,951
California GO	5.000%	2/1/14 (Prere.)	1,500	1,663
California GO	5.500%	4/1/18	7,000	7,709
California GO	5.000%	11/1/18 (3)	12,555	13,333
California GO	5.500%	4/1/19	5,665	6,203
California GO	5.000%	6/1/19 (14)	4,500	4,715
California GO	5.000%	9/1/20	5,130	5,271
California GO	5.250%	11/1/21	2,000	2,038
California GO	5.625%	4/1/26	21,900	22,249
California GO	5.000%	6/1/31	5,000	4,542
California GO	6.000%	3/1/33	4,000	4,070
California GO	6.500%	4/1/33	43,000	45,476
California GO	6.000%	11/1/35	10,000	10,128
California GO	4.500%	10/1/36	13,200	10,579
California GO	6.000%	4/1/38	8,840	8,947
California GO	6.000%	11/1/39	5,000	5,064
California GO	5.500%	3/1/40	3,000	2,846
California GO	5.250%	11/1/40	18,000	16,367
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.750%	9/1/39	5,500	5,094
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.625%	7/1/35	5,000	4,700
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	6.000%	7/1/39	4,500	4,439
California Health Facilities Financing Authority
Revenue (Pomona Valley Hospital Medical
Center)	5.750%	7/1/15 (14)	8,205	8,216
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.750%	7/1/39	8,000	7,857
1 California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/31	6,000	5,947
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/38	4,000	3,370
1 California Health Facilities Financing Authority
Revenue (Sutter Health)	6.000%	8/15/42	15,000	14,729
California Infrastructure & Economic
Development Bank Revenue (Independent
System Operator Corp. Project)	6.250%	2/1/39	15,000	15,464

California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	2.500%	4/1/13	10,000	10,292
California Municipal Finance Authority Revenue
(University of La Verne)	6.250%	6/1/40	5,000	4,749
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.240%	2/1/11 LOC	11,000	11,000
California Public Works Board Lease Revenue
(Community Colleges)	5.625%	3/1/16 (2)	11,370	11,385
California Public Works Board Lease Revenue
(Department of General Services)	6.250%	4/1/34	10,000	10,062
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/27	10,405	10,078
California State University Revenue Systemwide	5.000%	11/1/32 (4)	16,000	15,049
California State University Revenue Systemwide	5.250%	11/1/34	8,600	8,056
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/19	28,000	29,063
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.250%	3/1/45	9,000	7,804
California Statewide Communities Development
Authority Revenue (Proposition 1A
Receivables Program)	5.000%	6/15/13	4,500	4,751
California Statewide Communities Development
Authority Senior Living Revenue (Southern
California Presbyterian Homes)	7.250%	11/15/41	3,000	3,104
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.750%	5/15/32	4,000	3,708
Chula Vista CA Industrial Development Revenue
(San Diego Gas & Electric Co.)	5.875%	2/15/34	10,000	10,247
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/13 (Prere.)	26,020	28,277
Golden State Tobacco Securitization Corp.
California	6.250%	6/1/13 (Prere.)	15,835	17,230
Golden State Tobacco Securitization Corp.
California	6.750%	6/1/13 (Prere.)	20,000	22,503
Golden State Tobacco Securitization Corp.
California	4.500%	6/1/27	24,590	17,707
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/33	15,000	9,730
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/35 (3)	30,000	24,820
Golden State Tobacco Securitization Corp.
California	5.750%	6/1/47	10,345	6,760
Grossmont CA Healthcare District GO	5.000%	7/15/37 (2)	15,770	14,074
Irvine CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/38 (2)	18,000	14,268
Kern County CA GO	6.000%	8/1/35 (12)	2,500	2,626
Los Angeles CA Community College District GO	5.000%	8/1/28	6,600	6,354
Los Angeles CA Community College District GO	6.000%	8/1/33	10,000	10,579
Los Angeles CA Community College District GO	5.250%	8/1/39	6,000	5,678
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/40	10,000	9,194
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31 (4)	12,500	12,096
Los Angeles CA Department of Water & Power
Revenue	5.375%	7/1/38	4,000	4,009

Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/39	5,000	4,746
Los Angeles CA Unified School District GO	5.250%	7/1/13 (Prere.)	9,000	9,959
Los Angeles CA Unified School District GO	5.000%	7/1/25 (4)	6,980	6,920
Los Angeles CA Unified School District GO	5.000%	7/1/25 (3)	10,000	10,045
Los Angeles CA Unified School District GO	5.000%	7/1/26	6,950	6,796
Los Angeles CA Unified School District GO	5.000%	7/1/26 (4)	7,435	7,271
Los Angeles CA Unified School District GO	5.000%	7/1/26 (4)	27,240	26,638
Los Angeles CA Unified School District GO	5.000%	7/1/27	7,295	7,049
Los Angeles CA Wastewater System Revenue	5.750%	6/1/28	11,080	11,663
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/20	18,885	21,044
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/18	5,000	5,258
M-S-R California Energy Authority Revenue	7.000%	11/1/34	2,500	2,757
M-S-R California Energy Authority Revenue	6.500%	11/1/39	4,000	4,089
M-S-R California Energy Authority Revenue CP	6.500%	11/1/39	10,000	10,223
M-S-R California Public Power Agency Revenue
(San Juan Project)	6.125%	7/1/13 (2)	5,715	5,964
M-S-R California Public Power Agency Revenue
(San Juan Project)	6.750%	7/1/20 (ETM)	9,155	11,161
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/35	5,000	4,993
Modesto CA Irrigation District COP	5.500%	7/1/35	5,700	5,421
Modesto CA Irrigation District Financing
Authority Revenue (Woodland Project)	6.500%	10/1/22 (ETM)	20,225	24,481
1 Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian)	6.000%	12/1/40	3,500	3,485
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/19 (12)	4,000	4,307
Palomar Pomerado Health System California
Revenue GO	0.000%	8/1/38 (12)	10,000	5,772
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	6.500%	9/1/28	10,000	10,011
Sacramento CA Financing Authority Lease
Revenue	5.250%	12/1/30 (2)	24,145	21,903
Sacramento CA Municipal Utility District
Revenue	6.500%	9/1/13 (14)	6,880	7,276
Sacramento County CA Airport Revenue	6.000%	7/1/41	10,500	10,518
San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	13,000	16,508
San Diego CA Unified School District GO	0.000%	7/1/13 (14)	7,160	6,798
San Diego CA Unified School District GO	5.500%	7/1/22 (14)	9,160	9,760
San Diego CA Unified School District GO	0.000%	7/1/37	14,000	2,449
San Diego CA Unified School District GO	0.000%	7/1/39	6,300	960
San Diego CA Unified School District GO	0.000%	7/1/40	7,500	1,032
San Diego CA Unified School District GO	0.000%	7/1/41	10,000	1,288
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/17	10,000	10,861
San Francisco CA City & County International
Airport Revenue	6.000%	5/1/39	10,000	10,294
San Francisco CA City & County Public Utility
Commission Revenue	4.500%	11/1/31 (4)	4,200	3,741
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/25 (14)	9,250	2,762
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/20 (2)	11,415	10,993

San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/27 (14)	5,000	4,221
San Juan CA Unified School District GO	5.000%	8/1/31 (13)	10,000	9,390
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	5.000%	7/15/33	5,000	4,607
Santa Rosa CA Wastewater Revenue	6.000%	9/1/15 (4)	4,285	4,645
Simi Valley CA School Financing Authority
Revenue	5.000%	8/1/27 (4)	10,000	10,007
Southern California Public Power Authority
Revenue	5.000%	7/1/27	5,000	4,961
Southern California Public Power Authority
Revenue	5.000%	7/1/29	2,670	2,598
Southern California Public Power Authority
Revenue (Transmission Project)	0.000%	7/1/14	8,500	7,722
State Center California Community College
District GO	5.000%	8/1/31 (4)	16,100	15,024
Tobacco Securitization Authority Revenue
(Northern California Tobacco Settlement)	5.375%	6/1/38	2,500	1,712
Tobacco Securitization Authority Revenue
(Southern California Tobacco Settlement)	4.750%	6/1/25	9,510	7,848
Ukiah CA Electric Revenue	6.250%	6/1/18 (14)	5,370	5,732
University of California Revenue	4.500%	5/15/31 (4)	45,470	40,050
University of California Revenue	5.000%	5/15/35	3,675	3,549
Ventura County CA Community College District
GO	5.500%	8/1/33	12,000	12,244
Victor Valley CA Community College District GO	6.000%	8/1/39	12,000	12,264
Walnut CA Energy Center Authority Revenue	5.000%	1/1/35	8,985	8,082
				1,281,786
Colorado (2.9%)
Aurora CO COP	5.000%	12/1/27	3,675	3,625
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.500%	7/1/34	5,000	4,884
Colorado Springs CO Utility System Revenue	5.375%	11/15/16 (2)	12,790	13,652
Colorado Springs CO Utility System Revenue	5.375%	11/15/17 (2)	13,490	14,369
Colorado Springs CO Utility System Revenue	5.000%	11/15/43	12,725	12,039
Denver CO City & County Airport Revenue	6.000%	11/15/12 (14)	7,000	7,554
Denver CO City & County COP VRDO	0.260%	2/1/11	13,950	13,950
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/13 (14)	10,000	8,975
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/15 (14)	5,795	4,626
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/16 (14)	10,185	7,611
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/19 (14)	13,000	7,663
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/20 (14)	15,165	8,200
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/23 (14)	35,275	14,841
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/25 (14)	9,700	3,427
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/27 (14)	13,425	3,972
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/28 (14)	13,425	3,641

E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/30 (14)	16,500	3,786
Northwest Parkway Public Highway Authority
Colorado Convertible Revenue	0.000%	6/15/16 (Prere.)	15,000	17,029
Northwest Parkway Public Highway Authority
Colorado Convertible Revenue	0.000%	6/15/16 (Prere.)	16,000	18,281
Regional Transportation District of Colorado
Sales Tax Revenue	6.000%	1/15/34	5,000	4,571
Regional Transportation District of Colorado
Sales Tax Revenue	6.000%	1/15/41	10,000	8,982
University of Colorado Enterprise System
Revenue	5.000%	6/1/27	1,900	1,928
University of Colorado Enterprise System
Revenue	5.750%	6/1/28	1,000	1,063
University of Colorado Enterprise System
Revenue	5.000%	6/1/30 (4)	8,000	8,003
				196,672
Connecticut (0.5%)
Connecticut Development Authority Pollution
Control Revenue (Connecticut Light & Power
Co. Project)	5.850%	9/1/28	10,000	9,937
Connecticut GO	5.000%	12/1/19	8,225	9,314
Connecticut GO	5.000%	12/1/20	10,000	11,148
Connecticut Health & Educational Facilities
Authority Revenue (Yale University)	5.000%	7/1/42	2,835	2,859
Hartford CT Metropolitan District GO	5.000%	7/15/33	1,925	1,939
				35,197
District of Columbia (0.3%)
District of Columbia GO	6.000%	6/1/11 (ETM)	3,085	3,143
District of Columbia Revenue (Georgetown
University)	5.500%	4/1/36	5,000	4,932
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.500%	10/1/39	13,000	13,409
				21,484
Florida (8.5%)
Alachua County FL Health Facilities Authority
Revenue (Shands HealthCare Project)	1.068%	12/1/37	10,000	5,943
Broward County FL Sales Tax Revenue (Main
Courthouse Project)	5.250%	10/1/36	15,000	14,506
Broward County FL School Board COP	5.500%	7/1/18 (4)	10,000	10,277
Broward County FL School Board COP	5.375%	7/1/19 (4)	4,000	4,062
Citizens Property Insurance Corp. Florida
Revenue (High Risk Account)	5.500%	6/1/14	7,500	7,967
Citizens Property Insurance Corp. Florida
Revenue (High Risk Account)	5.000%	6/1/15	20,000	20,766
Citizens Property Insurance Corp. Florida
Revenue (High Risk Account)	5.000%	6/1/16	6,000	6,189
Citizens Property Insurance Corp. Florida
Revenue (High Risk Account)	5.250%	6/1/17	6,000	6,198
Davie FL Water & Sewer Revenue	6.375%	10/1/12 (ETM)	1,395	1,476
Florida Board of Education Lottery Revenue	5.000%	7/1/16 (2)	10,000	11,080
Florida Board of Education Lottery Revenue	5.000%	7/1/20 (14)	13,770	14,722
Florida Board of Education Lottery Revenue	5.000%	7/1/22 (2)	12,995	13,567
Florida Board of Education Public Education
Capital Outlay GO	5.500%	6/1/19	5,565	6,459
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/34	2,695	2,662

Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/20	8,175	8,599
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/21	8,610	8,936
Florida Department of Transportation GO	5.000%	7/1/32 (4)	10,000	9,987
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/12	7,000	7,281
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/13	7,000	7,378
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/15	5,000	5,332
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/16	5,000	5,321
Gainsville FL Utility System Revenue VRDO	0.440%	2/1/11	19,010	19,010
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	245	281
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	185	213
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.250%	11/15/16 (Prere.)	245	287
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/24	1,755	1,731
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/25	1,315	1,273
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.250%	11/15/36	3,755	3,461
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/18 (14)	6,130	6,332
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/19 (14)	6,390	6,557
Hillsborough County FL Industrial Development
Authority Hospital Revenue (H. Lee Moffitt
Cancer Center Project)	5.250%	7/1/27	4,085	3,780
Hillsborough County FL Industrial Development
Authority Revenue (University Community
Hospital)	6.500%	8/15/19 (14)(ETM)	3,500	4,222
Hillsborough County FL School Board COP	5.250%	7/1/16 (14)	13,300	14,611
Jacksonville FL Captial Project Revenue VRDO	0.910%	2/7/11 LOC	14,395	14,395
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.290%	2/7/11	26,145	26,145
Key West FL Utility Board Election Revenue	5.000%	10/1/31 (14)	7,600	7,125
Lee Memorial Health System Florida Hospital
Revenue	5.250%	4/1/35 (14)	28,000	23,942
Marion County FL Hospital District Health
System Improvement Revenue (Munroe
Regional Health System)	5.000%	10/1/29	7,750	6,807
Miami FL Health Facilities Authority Health
System Revenue (Catholic Health East)
VRDO	0.290%	2/7/11 LOC	14,925	14,925
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.750%	10/1/21	2,000	2,164

Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/29	14,165	13,034
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.375%	10/1/35	3,200	3,026
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.375%	10/1/41	8,000	7,420
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.250%	4/1/18	3,000	3,154
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.250%	4/1/19	2,505	2,601
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/26 (2)	17,240	17,039
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/40	6,500	5,888
Miami-Dade County FL School Board COP	5.000%	8/1/18 (2)	5,000	5,337
Miami-Dade County FL School Board COP	5.250%	2/1/27 (12)	5,000	4,979
Miami-Dade County FL School Board COP	5.250%	5/1/29 (12)	5,850	5,709
Miami-Dade County FL School Board COP	5.250%	5/1/30 (12)	12,500	12,261
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/15 (4)	10,000	11,139
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	5.000%	1/1/39	5,265	4,733
Orange County FL School Board COP	5.000%	8/1/31 (14)	9,000	8,440
Orlando & Orange County FL Expressway
Authority Revenue	8.250%	7/1/13 (14)	9,695	11,082
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/32 (4)	10,000	9,339
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/33	3,555	3,475
Palm Beach County FL Criminal Justice
Facilities Revenue	7.200%	6/1/15 (14)	4,000	4,801
Palm Beach County FL Public Improvement
Revenue	5.000%	5/1/38	5,000	4,792
Palm Beach County FL Solid Waste Authority
Revenue	5.500%	10/1/28	20,000	20,298
Polk County FL Public Facilities Revenue	5.000%	12/1/30 (14)	17,835	16,951
Port St. Lucie FL Revenue	6.250%	9/1/27 (12)	8,000	8,424
Port St. Lucie FL Special Assessment Revenue
(Southwest Annexation District)	5.000%	7/1/27 (14)	6,405	5,748
Port St. Lucie FL Special Assessment Revenue
(Southwest Annexation District)	5.000%	7/1/33 (14)	9,000	7,510
Port St. Lucie FL Utility Revenue	5.000%	9/1/35 (12)	2,000	1,884
Port St. Lucie FL Utility Revenue	5.250%	9/1/35 (12)	5,000	4,819
Putman County FL Authority Pollution Control
Revenue (Seminole Electric Cooperative Inc.
Project) PUT	5.350%	5/1/18 (2)	4,300	4,415
Sarasota County FL Public Hospital District
Hospital Revenue (Sarasota Memorial
Hospital Project)	5.625%	7/1/39	5,000	4,899
Seminole County FL School Board COP	5.000%	7/1/22 (4)	1,990	2,009
South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida ObligatedGroup)	5.000%	8/15/32	8,000	7,146
Sunrise FL Utility System Revenue	5.500%	10/1/18 (ETM)	12,000	13,825
Tampa FL Utility Revenue	6.750%	10/1/12 (2)	10,635	11,549
				583,695

Georgia (2.7%)
Athens-Clarke County GA Unified Government
Development Authority Revenue (University of
Georgia Athletic Association Project) VRDO	1.940%	2/1/11 LOC	5,000	5,000
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/21	3,360	3,430
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/33 (4)	10,020	9,558
Atlanta GA Airport Revenue	5.875%	1/1/15 (14)	7,750	7,811
Atlanta GA Airport Revenue	5.875%	1/1/17 (14)	7,500	7,563
Atlanta GA Airport Revenue	5.000%	1/1/30 (4)	8,285	7,848
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/15 (4)	8,500	9,500
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/33 (14)	31,425	27,941
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	5.050%	1/12/12	3,270	3,388
Burke County GA Development Authority
Pollution Control Revenue (Oglethorpe Power
Corp. Vogtle Project)	5.500%	1/1/33	3,000	2,940
Dalton County GA Development Authority
Revenue (Hamilton Health Care System)	5.500%	8/15/26 (14)	12,000	11,050
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)	5.000%	8/1/32	4,500	4,046
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)	5.000%	8/1/35	3,405	3,006
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	10,305	10,345
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/25	15,000	14,304
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/27	5,000	4,699
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue	6.250%	7/1/18	12,170	13,934
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	8,000	8,582
Municipal Electric Authority Georgia Revenue
(General Resolution Projects)	5.250%	1/1/19	5,000	5,538
Municipal Electric Authority Georgia Revenue
(General Resolution Projects)	5.500%	1/1/26	7,000	7,214
Municipal Electric Authority Georgia Revenue
(Project One)	5.250%	1/1/18	7,000	7,801
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/32	1,500	1,492
Private Colleges & University Authority of
Georgia Revenue (Mercer University)	6.500%	11/1/15 (ETM)	5,000	5,781
				182,771
Hawaii (0.7%)
Hawaii Department of Budget & Finance Special
Purpose Revenue (Hawaii Electric Co. Inc.)	4.950%	4/1/12 (14)	15,000	15,108
Hawaii Harbor System Revenue	5.500%	7/1/35	5,000	4,786
Hawaii Harbor System Revenue	5.625%	7/1/40	5,000	4,802
Honolulu HI City & County GO	5.250%	4/1/28	8,000	8,295
Honolulu HI City & County GO	5.250%	4/1/30	8,000	8,208
University of Hawaii Revenue	6.000%	10/1/38	2,500	2,683
University of Hawaii University System Revenue	5.500%	7/15/12 (3)(Prere.)	4,615	4,944
University of Hawaii University System Revenue	5.500%	7/15/12 (3)(Prere.)	2,330	2,496
				51,322

Idaho (0.2%)
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	6.250%	12/1/33	6,000	6,267
Idaho Housing & Finance Association RAN	5.000%	7/15/22	6,465	6,853
				13,120
Illinois (6.2%)
Chicago IL (City Colleges Capital Improvement
Project) GO	0.000%	1/1/16 (14)	8,500	6,959
Chicago IL Board of Education GO	0.000%	12/1/13 (2)	5,000	4,645
Chicago IL Board of Education GO	0.000%	12/1/14 (2)	5,000	4,423
Chicago IL Board of Education GO	5.000%	12/1/18	2,500	2,613
Chicago IL Board of Education GO	5.000%	12/1/19	2,500	2,576
Chicago IL GO	0.000%	1/1/16 (Prere.)	7,010	8,275
Chicago IL GO	0.000%	1/1/16 (Prere.)	3,695	4,363
Chicago IL GO	0.000%	1/1/16 (Prere.)	7,985	9,444
Chicago IL GO	0.000%	1/1/20 (14)	5,000	5,199
Chicago IL GO	0.000%	1/1/22 (14)	5,000	5,101
Chicago IL GO	5.000%	12/1/22	3,230	3,163
Chicago IL GO	0.000%	1/1/24 (14)	2,480	2,485
Chicago IL GO	0.000%	1/1/25 (14)	1,305	1,299
Chicago IL GO	0.000%	1/1/28 (14)	2,820	2,754
Chicago IL GO	5.000%	1/1/28 (4)	7,500	6,904
Chicago IL GO	5.500%	1/1/38 (14)	6,490	5,978
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/25 (4)	21,525	20,997
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/26 (4)	17,600	16,919
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/40	2,000	1,772
2 Chicago IL O'Hare International Airport Revenue
TOB VRDO	0.310%	2/7/11 (12)	6,000	6,000
Chicago IL Public Building Commission GO	7.000%	1/1/20 (ETM)	27,500	34,382
Chicago IL Sales Tax Revenue	5.000%	1/1/29	4,265	4,104
Chicago IL Water Revenue	5.750%	11/1/30 (2)	12,000	12,745
Illinois Build Revenue	5.000%	6/15/17	3,000	3,181
Illinois Build Revenue	5.000%	6/15/19	5,000	5,171
Illinois Finance Authority Gas Supply Revenue
(Peoples Gas Light & Coke) PUT	2.125%	7/1/14	2,875	2,777
Illinois Finance Authority Revenue (Central
Dupage Health)	5.250%	11/1/39	4,000	3,626
Illinois Finance Authority Revenue (Chicago
University)	5.500%	8/15/36	15,000	14,797
Illinois Finance Authority Revenue (Childrens
Memorial Hospital)	5.375%	8/15/39	10,000	9,189
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.375%	7/1/33	3,000	2,702
Illinois Finance Authority Revenue (OSF
Healthcare System)	7.000%	11/15/29	15,000	15,560
Illinois Finance Authority Revenue (OSF
Healthcare System)	6.000%	5/15/39	6,500	5,933
Illinois Finance Authority Revenue (Riverside
Health System)	6.250%	11/15/35	4,600	4,609
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	7.000%	8/15/44	16,000	16,486
Illinois Finance Authority Revenue (Southern
Illinois Healthcare)	5.375%	3/1/35 (4)	5,000	4,634
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/21	6,795	6,848
Illinois GO	5.000%	1/1/17 (4)	15,000	15,464
Illinois GO	5.000%	1/1/18 (4)	2,750	2,792

Illinois Regional Transportation Authority
Revenue	7.200%	11/1/20 (2)	22,495	26,547
Illinois Sports Facilities Authority Revenue	0.000%	6/15/30 (2)	10,000	10,031
Illinois Toll Highway Authority Revenue	5.000%	1/1/23 (4)	7,095	7,095
Illinois Toll Highway Authority Revenue	5.000%	1/1/23 (4)	2,600	2,600
Illinois Toll Highway Authority Revenue	5.000%	1/1/24 (4)	3,465	3,452
Illinois Toll Highway Authority Revenue	5.500%	1/1/33	20,000	19,600
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/14 (14)	16,100	14,195
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/44 (4)	10,000	1,016
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	5.250%	6/15/50	12,000	10,295
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.500%	6/1/23	5,000	4,734
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.000%	6/1/28	15,000	14,315
Romeoville IL Revenue (Lewis University)
VRDO	0.270%	2/1/11 LOC	9,800	9,800
University of Illinois Auxiliary Facilities System
Revenue	0.000%	4/1/12 (14)	5,795	5,660
Will County IL Community School District GO	0.000%	11/1/13 (4)(ETM)	10,000	9,605
				425,814
Indiana (1.0%)
Indiana Finance Authority Facilities Revenue
(Wabash Valley Correctional Facility)	5.000%	7/1/18	4,450	4,880
Indiana Finance Authority Facilities Revenue
(Wabash Valley Correctional Facility)	5.250%	7/1/19	2,500	2,812
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.250%	11/1/39	5,000	4,533
Indiana Health & Educational Facility Financing
Authority Hospital Revenue (Clarian Health
Obligated Group)	5.000%	2/15/39	8,045	6,863
Indiana Municipal Power Agency Revenue	6.125%	1/1/13 (14)(ETM)	4,950	5,286
Indiana Municipal Power Agency Revenue	5.750%	1/1/34	8,000	8,029
Indiana Office Building Commission Revenue
(Capitol Complex)	6.900%	7/1/11	3,300	3,371
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Bank-Waterworks Project)	5.750%	1/1/38	10,000	10,152
Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/28 (12)	6,160	6,091
Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/29 (12)	6,245	6,158
Rockport IN Pollution Control Revenue (Indiana
Michigan Power Co. Project) PUT	6.250%	6/2/14	8,250	9,037
				67,212
Iowa (0.1%)
Iowa Special Obligation Revenue (Ijobs
Program)	5.000%	6/1/38	5,000	4,883

Kansas (0.4%)
Burlington KS Pollution Control Revenue
(Kansas Gas & Electric Co. Project)	4.850%	6/1/31 (14)	7,500	6,715
Kansas Development Finance Authority
Revenue (Kansas Department of Health &
Environment)	5.000%	3/1/16	2,675	3,047

Overland Park KS Development Corp. Revenue
(Convention Center Hotel Project)	5.250%	1/1/32 (2)	20,000	16,643
				26,405
Kentucky (0.9%)
Jefferson County KY Health Facilities Revenue
(Jewish Hospital HealthCare Services Inc.
Project)	5.750%	1/1/26 (2)	3,000	2,985
Kentucky Asset/Liability Commission General
Fund Revenue	0.592%	11/1/17 (14)	10,020	9,169
Kentucky Asset/Liability Commission General
Fund Revenue	0.712%	11/1/21 (14)	24,180	18,827
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.375%	8/15/24	5,000	5,183
Kentucky Property & Building Commission
Revenue	5.375%	8/1/16 (4)	5,820	5,943
Kentucky Property & Building Commission
Revenue	5.250%	2/1/18	5,080	5,691
Kentucky Property & Building Commission
Revenue	5.000%	8/1/20	15,000	16,194
				63,992
Louisiana (1.9%)
East Baton Rouge Parish LA Sales Tax
Revenue	5.000%	8/1/25 (12)	1,850	1,882
East Baton Rouge Parish LA Sales Tax
Revenue	5.125%	8/1/26 (12)	2,500	2,542
Louisiana Gasoline & Fuel Tax Revenue	5.375%	6/1/18 (2)	5,000	5,245
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/23 (14)	8,065	8,270
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/24 (14)	6,880	7,014
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/25 (14)	5,000	5,065
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/27 (10)	4,000	4,018
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/28 (10)	2,500	2,497
Louisiana GO	5.000%	10/15/11 (2)	20,015	20,664
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/22	4,000	4,119
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	5.875%	10/1/40	14,000	12,585
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.375%	5/15/43	10,000	7,898
New Orleans LA GO	0.000%	9/1/11 (2)	10,475	10,275
New Orleans LA GO	0.000%	9/1/13 (2)	9,000	8,098
New Orleans LA GO	0.000%	9/1/16 (2)	5,785	4,361
St. John Baptist Parish Louisiana Revenue
(Marathon Oil Corp. Project)	5.125%	6/1/37	12,500	11,525
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.875%	5/15/39	14,500	13,159
				129,217
Maryland (0.7%)
Maryland Economic Development Corp.
Pollution Control Revenue (Potomac Electric
Power Co.)	6.200%	9/1/22	4,000	4,443
Maryland Economic Development Corp. Student
Housing Revenue (University of Maryland
College Park)	5.000%	6/1/28 (11)	2,000	1,772

Maryland Economic Development Corp. Student
Housing Revenue (University of Maryland
College Park)	5.000%	6/1/33 (11)	4,250	3,610
3 Maryland GO	5.000%	2/15/15	3,295	3,733
Maryland Health & Higher Educational Facilities
Authority Revenue (Charlestown Community)	6.250%	1/1/41	5,000	4,748
Maryland Health & Higher Educational Facilities
Authority Revenue (Medlantic/Helix)	5.250%	8/15/38 (2)	13,475	12,549
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	7.000%	7/1/22 (14)	12,025	13,593
Maryland Health & Higher Educational Facilities
Authority Revenue (Western Maryland Health
System)	5.000%	7/1/34 (14)	2,900	2,650
				47,098
Massachusetts (4.1%)
Massachusetts Bay Transportation Authority
Assessment Revenue	5.250%	7/1/34	2,500	2,549
Massachusetts Bay Transportation Authority
General Transportation Revenue	7.000%	3/1/21	15,000	17,823
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/29 (14)	3,085	3,355
2 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.350%	2/7/11	7,166	7,166
Massachusetts College Building Authority
Revenue	0.000%	5/1/17 (ETM)	7,460	6,330
Massachusetts College Building Authority
Revenue	5.000%	5/1/35	2,500	2,445
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/26	8,000	7,983
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/27	8,000	7,896
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/35	5,000	4,986
Massachusetts Development Finance Agency
Revenue (Commonwealth Contract
Assistance)	5.500%	2/1/40	10,000	10,308
Massachusetts GO	5.500%	8/1/20	1,000	1,160
Massachusetts GO	0.762%	5/1/37 (13)	20,000	14,148
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.750%	7/1/31	18,500	16,904
Massachusetts Health & Educational Facilities
Authority Revenue (Lahey Clinic Medical
Center)	5.000%	8/15/30 (14)	7,460	6,759
Massachusetts Health & Educational Facilities
Authority Revenue (Massachusetts General
Hospital)	6.250%	7/1/12 (2)	6,420	6,599
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)
PUT	4.125%	2/16/12	6,000	6,161
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)
PUT	4.100%	4/19/12	2,000	2,066
Massachusetts Municipal Wholesale Electric Co.
Power System Revenue	5.250%	7/1/14 (14)	11,135	11,527
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/24 (4)	7,755	8,033

Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/25 (4)	10,000	10,281
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30 (4)	18,630	18,645
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/37 (2)	8,275	8,096
Massachusetts Special Obligation Dedicated
Tax Revenue	5.250%	1/1/14 (Prere.)	7,295	8,148
Massachusetts Special Obligation Dedicated
Tax Revenue	5.750%	1/1/14 (Prere.)	10,000	11,312
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/27 (14)	7,190	7,366
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/26	4,790	5,272
Massachusetts Water Resources Authority
Revenue	6.500%	7/15/19 (ETM)	20,000	23,996
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/30	4,000	4,006
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/31 (2)	21,000	21,070
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/35	5,000	4,931
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/35 (14)	12,000	11,983
University of Massachusetts Building Authority
Revenue	5.000%	11/1/16	5,000	5,707
				285,011
Michigan (2.1%)
Detroit MI GO	5.000%	4/1/15 (12)	2,875	2,935
Detroit MI GO	5.000%	4/1/16 (12)	3,015	3,109
Detroit MI GO	5.000%	4/1/17 (12)	3,170	3,252
Detroit MI Sewer System Revenue	5.125%	7/1/15 (Prere.)	3,970	4,574
Detroit MI Sewer System Revenue	5.500%	7/1/29 (14)	13,000	12,287
Detroit MI Water Supply System Revenue	7.000%	7/1/36 (4)	5,500	6,065
Michigan Building Authority Revenue	5.500%	10/15/11 (Prere.)	310	321
Michigan Building Authority Revenue	5.500%	10/15/16	5,190	5,322
Michigan GO	5.250%	9/15/26 (4)	14,000	14,147
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	5.000%	11/1/12	2,500	2,660
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.750%	11/15/39	5,000	4,593
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.250%	11/15/46	14,000	11,642
Michigan Hospital Finance Authority Revenue
(MidMichigan Obligated Group)	6.125%	6/1/39	9,000	8,957
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/24	13,085	13,639
Michigan Tobacco Settlement Financing
Authority Revenue	5.250%	6/1/22	4,625	3,709
Michigan Tobacco Settlement Financing
Authority Revenue	6.000%	6/1/34	10,675	7,708
Michigan Tobacco Settlement Financing
Authority Revenue	6.875%	6/1/42	20,000	17,569
Michigan Tobacco Settlement Financing
Authority Revenue	6.000%	6/1/48	4,445	2,975
Royal Oak MI Hospital Finance Authority
Hospital Revenue (Beaumont Hospital)	6.000%	8/1/39	8,000	7,643

University of Michigan University Revenue	5.000%	4/1/18	6,950	8,012
				141,119
Minnesota (0.3%)
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	6.750%	11/15/32	4,250	4,519
Minnesota Office of Higher Education Revenue
(Supply Student Loan)	5.000%	11/1/17	1,940	2,095
Minnesota Office of Higher Education Revenue
(Supply Student Loan)	5.000%	11/1/19	2,100	2,210
University of Minnesota Revenue	5.125%	4/1/34	1,250	1,263
University of Minnesota Revenue	5.000%	8/1/35	10,300	10,346
				20,433
Mississippi (0.3%)
Mississippi Development Bank Special
Obligation Revenue (Municipal Energy
Agency Power Supply Project)	5.000%	3/1/36 (10)	10,000	8,493
Warren County MS Gulf Opportunity Zone
Revenue (International Paper Co. Projects)	6.500%	9/1/32	10,000	10,168
				18,661
Missouri (0.6%)
Missouri Development Finance Board
Infrastructure Facilities Revenue (Branson
Landing Project)	5.000%	6/1/35	11,660	9,965
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.500%	11/15/33	3,500	3,368
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Lester
Cox Medical Center)	5.250%	6/1/15 (14)	5,000	5,209
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Episcopal - Presbyterian Hospital)	5.500%	12/1/16 (4)	4,195	4,262
Missouri Health & Educational Facilities
Authority Revenue (Washington University)	5.375%	3/15/39	8,000	8,240
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Iatan 2
Project)	5.750%	1/1/29	5,000	5,042
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	1/1/27 (12)	2,780	2,718
St. Louis MO Special Obligation Revenue	5.000%	12/1/19	4,045	4,554
				43,358
Nebraska (0.2%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 1)	5.250%	12/1/20	5,000	4,824
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.375%	4/1/39 (13)	3,000	3,028
Nebraska Investment Finance Authority Single
Family Housing Revenue	5.900%	9/1/36	3,855	3,810
Omaha NE Public Power District Electric
Revenue	5.500%	2/1/39	5,000	5,152
				16,814
Nevada (0.9%)
Clark County NV GO	6.500%	6/1/17 (2)	5,000	5,974
Clark County NV School District GO	5.000%	6/15/19 (14)	12,590	13,359
Clark County NV School District GO	5.000%	6/15/19 (14)	9,155	9,842

Henderson NV Health Facility Revenue
(Catholic Healthcare West)	5.625%	7/1/24	2,000	2,004
Henderson NV Health Facility Revenue
(Catholic Healthcare West)	5.250%	7/1/31	11,710	10,619
Las Vegas Valley Water District Nevada GO	5.000%	2/1/31	2,125	2,080
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	5.000%	12/1/23 (4)	5,000	5,115
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	5.000%	12/1/25 (4)	10,255	10,323
Truckee Meadows NV Water Authority Revenue	5.500%	7/1/11 (4)(Prere.)	5,000	5,108
				64,424
New Hampshire (0.0%)
New Hampshire Health & Education Facilities
Authority Revenue (Dartmouth College)	6.000%	8/1/38	2,400	2,476

New Jersey (5.4%)
Atlantic County NJ Public Facilities COP	7.400%	3/1/12 (14)	4,335	4,633
Hoboken-Union City-Weehawken NJ Sewerage
Authority Revenue	6.250%	8/1/14 (14)	10,185	11,282
Hoboken-Union City-Weehawken NJ Sewerage
Authority Revenue	6.250%	8/1/15 (14)	10,820	12,111
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.500%	6/15/24	10,000	9,190
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/19 (2)	25,000	26,847
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/20 (2)	6,515	6,768
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/20 (2)	25,000	26,091
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/26 (2)	10,000	10,306
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/27 (14)	9,000	9,177
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/15 (4)	22,000	24,197
New Jersey Economic Development Authority
Revenue(Trustees of the Lawrenceville
School Project) VRDO	3.450%	2/1/11	4,200	4,200
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.000%	9/1/19 (4)	3,285	3,460
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.500%	9/1/36	5,000	5,003
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.000%	7/1/31	3,000	2,856
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	5.250%	12/1/12	5,830	6,112
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.500%	12/1/32	7,250	7,847
2 New Jersey GO TOB VRDO	0.270%	2/1/11	5,600	5,600
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.250%	7/1/15 (14)	3,795	3,799
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.250%	7/1/14 (4)	10,685	10,707
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.750%	7/1/33	8,190	8,206

New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.750%	12/1/29	5,000	4,891
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	6.500%	10/1/38	1,875	2,018
New Jersey Sports & Exposition Authority
Revenue	6.500%	3/1/13 (14)	1,645	1,738
New Jersey Sports & Exposition Authority
Revenue	6.500%	3/1/13 (4)(ETM)	875	928
New Jersey Sports & Exposition Authority
Revenue	6.500%	3/1/13 (4)	165	174
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/15 (14)	3,200	3,555
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/17 (4)	7,000	7,823
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (12)	36,000	38,758
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22 (2)	18,500	19,099
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25 (2)	15,000	6,059
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/27	15,000	5,190
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	23,000	7,332
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/38 (12)	8,000	8,289
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (ETM)	270	328
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (14)	790	922
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (ETM)	3,940	4,444
New Jersey Turnpike Authority Revenue	0.000%	1/1/35 (2)	34,500	26,087
New Jersey Turnpike Authority Revenue	5.250%	1/1/40	3,000	2,978
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.625%	6/1/26	13,500	9,561
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/29	19,500	14,144
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.750%	6/1/32 (Prere.)	8,530	8,957
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.750%	6/1/34	3,500	2,082
				373,749
New Mexico (0.4%)
New Mexico Finance Authority Transportation
Revenue	5.250%	6/15/14 (Prere.)	10,000	11,343
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.500%	8/1/11 (Prere.)	10,000	10,352
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/39	6,500	5,787
				27,482
New York (10.3%)
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.375%	7/15/43	6,000	5,840
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/26 (4)	4,200	4,252

Hudson Yards Infrastructure Corp. New York
Revenue	4.500%	2/15/47 (14)	14,075	10,627
Liberty New York Development Corp. Revenue
(Goldman Sachs Headquarters)	5.250%	10/1/35	10,000	9,664
Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/13 (4)	11,000	10,626
Long Island NY Power Authority Electric System
Revenue	6.250%	4/1/33	3,000	3,255
Metropolitan New York Transportation Authority
Revenue	5.250%	11/15/20 (12)	8,415	9,203
Metropolitan New York Transportation Authority
Revenue	5.000%	11/15/34	5,000	4,475
Metropolitan New York Transportation Authority
Revenue	5.250%	11/15/40	7,500	6,858
Metropolitan New York Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.000%	11/15/34	3,750	3,584
Nassau County NY Tobacco Settlement Corp.	5.000%	6/1/35	6,355	4,628
New York City NY GO	5.000%	8/1/17	10,000	11,163
New York City NY GO	5.000%	8/1/18	2,585	2,873
New York City NY GO	5.000%	8/1/19	24,000	26,453
New York City NY GO	5.000%	8/1/19	2,000	2,204
New York City NY GO	5.000%	8/1/21	6,000	6,451
New York City NY GO	5.125%	12/1/23	12,875	13,414
New York City NY GO	5.000%	8/1/24	5,000	5,128
New York City NY GO	5.000%	8/1/25	5,000	5,113
New York City NY GO	5.000%	5/15/26	4,000	4,054
New York City NY GO	5.000%	8/1/27	10,000	10,069
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	6,000	5,655
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/20 (12)	8,400	5,354
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/22 (12)	4,585	2,562
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/24 (12)	9,670	4,686
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/25 (12)	5,000	2,262
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	10,000	9,961
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	15,000	14,805
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/32	7,500	7,601
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	7,500	7,263
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	7,000	6,779
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	28,700	27,934
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/37	10,000	9,645
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/37	5,000	4,822

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	5,000	4,809
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	15,500	15,530
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/28	12,000	12,007
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/34	20,000	19,493
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/26	7,000	7,065
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/30	11,780	11,886
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/34	7,000	6,886
New York GO	5.000%	2/1/30	3,385	3,427
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/19	3,800	4,130
New York State Dormitory Authority Lease
Revenue (Municipal Health Facilities
Improvement Program)	5.000%	1/15/19	4,000	4,302
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.750%	7/1/20 (14)	7,500	8,502
New York State Dormitory Authority Revenue
(New York University)	5.750%	7/1/27 (14)	10,000	10,888
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/19	5,000	5,591
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	6/15/19	9,765	10,913
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	6/15/20	10,000	10,951
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/23	5,000	5,214
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/24 (2)	10,000	10,311
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	9,750	9,925
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/31	7,500	7,507
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/34	5,000	4,899
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/39	10,100	9,789
New York State Dormitory Authority Revenue
(State University Educational Facilities)	7.500%	5/15/11	5,575	5,686
New York State Dormitory Authority Revenue
(The New School)	6.000%	7/1/50	5,000	5,053
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/16 (14)	11,135	12,359
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.500%	4/1/20 (2)	5,000	5,650
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/27	5,000	5,070
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	8,000	8,042
New York State Thruway Authority Revenue
(Service Contract)	5.000%	4/1/18	7,500	8,335
New York State Urban Development Corp.
Revenue	5.000%	1/1/23	7,785	8,023

New York State Urban Development Corp.
Revenue	5.625%	1/1/28	7,385	7,615
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/17	30,175	34,114
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/21	10,000	10,837
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.500%	3/15/25 (14)	1,965	2,197
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/16	8,395	9,319
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/35	1,045	1,022
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	4,000	3,775
Suffolk County NY Water Authority Revenue	5.750%	6/1/13 (ETM)	7,345	7,565
Suffolk NY Tobacco Asset Securitization Corp.
Revenue	0.000%	6/1/44	5,500	4,025
Suffolk NY Tobacco Asset Securitization Corp.
Revenue	6.000%	6/1/48	4,000	3,251
Tobacco Settlement Financing Corp. New York
Revenue	5.500%	6/1/14	11,485	11,526
Tobacco Settlement Financing Corp. New York
Revenue	5.500%	6/1/15	20,000	20,069
Tobacco Settlement Financing Corp. New York
Revenue	5.500%	6/1/18	15,410	16,161
Tobacco Settlement Financing Corp. New York
Revenue	5.500%	6/1/20	12,565	13,501
Tobacco Settlement Financing Corp. New York
Revenue	5.250%	6/1/21 (2)	12,000	12,402
Tobacco Settlement Financing Corp. New York
Revenue	5.250%	6/1/22 (2)	5,000	5,146
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/17	5,000	5,334
Triborough Bridge & Tunnel Authority New York
Revenue	5.500%	11/15/20 (14)	10,000	11,268
Triborough Bridge & Tunnel Authority New York
Revenue	6.125%	1/1/21 (ETM)	6,565	8,035
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/38	12,500	12,529
				711,197
North Carolina (1.3%)
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/33	15,000	15,191
Charlotte-Mecklenberg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System)	5.000%	1/15/47	3,300	2,885
North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project)	5.000%	10/1/38	9,140	9,139
North Carolina Capital Facilities Financial Solid
Waste Disposal Revenue (Duke Energy)	4.625%	11/1/40	6,000	5,295
North Carolina Eastern Municipal Power Agency
Revenue	5.000%	1/1/23	5,000	4,991
North Carolina Eastern Municipal Power Agency
Revenue	5.000%	1/1/26	5,000	4,782
North Carolina Eastern Municipal Power Agency
Revenue	5.500%	1/1/26	3,000	3,013

North Carolina Medical Care Commission Health
Care Facilities Mortgage Revenue (Deerfield
EpiscopalRetirement Community)	6.125%	11/1/38	2,500	2,340
North Carolina Medical Care Commission
Hospital Revenue (Mission St. Joseph's
Health System)	5.125%	10/1/28 (14)	5,005	4,905
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.250%	6/1/29	4,500	4,422
North Carolina Municipal Power Agency
Revenue	5.250%	1/1/16	10,000	11,225
North Carolina Municipal Power Agency
Revenue	5.250%	1/1/17	10,000	11,286
North Carolina Municipal Power Agency
Revenue	5.250%	1/1/20	4,000	4,350
Winston-Salem NC Water & Sewer System
Revenue	5.500%	6/1/11 (Prere.)	1,220	1,253
Winston-Salem NC Water & Sewer System
Revenue	5.500%	6/1/16	1,780	1,826
				86,903
Ohio (2.7%)
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.250%	9/1/27	10,000	9,967
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/38	8,000	7,494
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.125%	6/1/24	54,475	40,929
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.875%	6/1/30	16,105	11,194
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.750%	6/1/34	5,500	3,633
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.875%	6/1/47	12,060	7,909
Cincinnati OH City School District COP	5.000%	12/15/32 (4)	12,000	11,749
Erie County OH Hospital Facilities Revenue
(Firelands Regional Medical Center)	5.250%	8/15/46	6,265	4,846
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.625%	10/1/16	3,000	3,112
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.625%	10/1/17	2,260	2,343
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.400%	10/1/21	8,000	8,057
Middletown OH City School District GO	5.000%	12/1/25 (4)	4,715	4,792
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project)	5.700%	2/1/14	3,000	3,243
Ohio Building Authority Revenue (Adult
Correctional Building)	5.000%	10/1/20	8,600	9,371
Ohio Common Schools GO	5.000%	3/15/13 (Prere.)	7,020	7,638
Ohio Higher Educ. Fac. Comm. Rev. (Case
Western Reserve Univ.) VRDO	0.270%	2/1/11 LOC	1,400	1,400
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.500%	1/1/39	10,000	9,790
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.500%	1/1/39	3,250	3,182
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.250%	1/15/46	10,000	8,586

Ohio Housing Finance Agency Residential
Mortgage Revenue	5.250%	9/1/28	3,020	3,043
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/19	6,530	7,379
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.750%	2/15/38	3,500	3,334
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/25 (4)	3,010	3,018
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/27 (4)	1,750	1,729
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/38 (4)	7,175	6,819
				184,557
Oklahoma (0.1%)
Oklahoma Development Finance Authority
Pollution Control Revenue (Public Service Co.
Project)	5.250%	6/1/14	3,300	3,502

Oregon (0.4%)
Oregon Department Administrative Services
COP	5.000%	5/1/27	6,755	6,740
Oregon Department Administrative Services
Lottery Revenue	5.250%	4/1/26	10,000	10,556
Umatilla County OR Hospital Facility Authority
Revenue (Catholic Health Initiatives)	5.000%	5/1/22	12,380	12,597
				29,893
Pennsylvania (3.2%)
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/31	11,420	8,798
Franklin County PA Industrial Development
Authority Revenue (Chambersburg Hospital
Project)	5.375%	7/1/42	4,325	3,850
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network) VRDO	0.270%	2/1/11 (12)	7,700	7,700
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc.Project)	7.000%	12/1/35	3,000	2,979
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc.Project)	7.000%	12/1/40	2,390	2,354
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/35	2,500	2,281
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/40	3,500	3,139
Norwin PA School District GO	3.250%	4/1/31 (4)	8,915	6,347
Pennsylvania Convention Center Authority
Revenue	6.700%	9/1/16 (ETM)	7,935	9,082
Pennsylvania GO	5.000%	9/1/14 (4)	5,000	5,606
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/12 (Prere.)	775	835
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/15 (2)	20,030	21,072

Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/31 (4)	20,000	19,330
Pennsylvania Turnpike Commission Revenue	5.500%	6/1/33	5,000	4,949
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/36	4,000	3,811
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/38	20,990	19,700
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/39	7,595	7,188
Philadelphia PA GO	5.250%	8/1/17 (4)	12,665	14,038
Philadelphia PA GO	5.000%	8/1/18 (4)	17,440	18,791
Philadelphia PA School District GO	6.000%	9/1/38	7,000	7,179
Philadelphia PA Water & Waste Water Revenue	7.000%	6/15/11	16,500	16,858
Pittsburgh PA Water & Sewer Authority
Revenue	6.500%	9/1/13 (ETM)	4,455	4,837
Pittsburgh PA Water & Sewer Authority
Revenue	6.500%	9/1/13 (14)	5,545	5,850
Pittsburgh PA Water & Sewer Authority
Revenue	7.250%	9/1/14 (ETM)	2,420	2,701
Sayre PA Health Care Facilities Authority
Revenue (Guthrie Health Care System)	5.750%	12/1/11 (Prere.)	1,725	1,818
Sayre PA Health Care Facilities Authority
Revenue (Guthrie Health Care System)	5.750%	12/1/21	610	619
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/30	5,000	5,104
Wallingford-Swarthmore PA School District GO
VRDO	0.400%	2/7/11 (4)	9,600	9,600
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/40	3,500	3,169
				219,585
Puerto Rico (1.8%)
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22 (14)	2,930	2,974
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/38	6,130	5,673
Puerto Rico GO	6.000%	7/1/27 (14)	6,500	6,554
Puerto Rico Infrastructure Financing Authority
Special Tax Revenue	0.000%	7/1/34 (2)	15,305	2,703
Puerto Rico Public Finance Corp. Revenue PUT	5.250%	2/1/12 (2)LOC	40,000	40,586
Puerto Rico Public Finance Corp. Revenue PUT	5.750%	2/1/12 LOC	10,000	10,195
Puerto Rico Sales Tax Financing Corp. Revenue	6.125%	8/1/29	15,000	15,398
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/37	7,475	1,271
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/39	15,010	2,220
Puerto Rico Sales Tax Financing Corp. Revenue	6.500%	8/1/44	26,500	27,426
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/47 (2)	20,000	1,622
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/54 (2)	114,500	5,337
				121,959
Rhode Island (0.1%)
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Lifespan
Obligated Group)	5.000%	5/15/32 (4)	1,000	933
Rhode Island Health & Educational Building
Corp. Public Schools Revenue (Pooled Issue)	4.500%	5/15/23 (4)	2,465	2,398
Rhode Island Health & Educational Building
Corp. Public Schools Revenue (Pooled Issue)	4.500%	5/15/24 (4)	2,975	2,863
				6,194
South Carolina (2.3%)
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/17	5,000	5,377

Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/26	10,580	10,702
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.250%	12/1/28	11,800	11,819
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/31	11,500	11,025
Columbia SC Waterworks & Sewer System
Revenue	5.000%	2/1/40	5,000	4,940
Greenville County SC School District GO	5.000%	12/1/27	7,700	7,536
Medical University South Carolina Hospital
Authority Hospital Facilities Revenue	6.375%	8/15/12 (Prere.)	7,750	8,430
Piedmont SC Municipal Power Agency Revenue	6.500%	1/1/15 (3)(ETM)	2,035	2,399
Piedmont SC Municipal Power Agency Revenue	6.500%	1/1/15 (14)	12,210	13,952
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/18	1,000	1,075
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/21	3,200	3,327
South Carolina Jobs Economic Development
Authority Revenue (Bon Secours Health
System)	5.625%	11/15/12 (Prere.)	2,080	2,260
South Carolina Public Service Authority
Revenue	5.500%	1/1/38	10,000	10,330
South Carolina Public Service Authority
Revenue	5.250%	1/1/39	6,000	6,038
South Carolina Transportation Infrastructure
Revenue	5.250%	10/1/20 (2)	20,840	21,544
South Carolina Transportation Infrastructure
Revenue	5.250%	10/1/21 (2)	27,170	27,724
Tobacco Settlement Revenue (Authority of
South Carolina Tobacco Settlement)	5.000%	6/1/18	4,655	4,664
University of South Carolina Higher Education
Revenue	5.250%	6/1/38 (4)	6,610	6,553
				159,695
Tennessee (0.2%)
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Meharry Medical
College)	6.000%	12/1/12 (2)	2,335	2,414
Shelby County TN Health Educational &
Housing Facilities Board Hospital Revenue
(Methodist Health System)	5.500%	8/1/12 (14)(ETM)	1,030	1,065
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Healthcare)	5.250%	9/1/27 (4)	350	346
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/21	1,895	1,817
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/24	4,660	4,367
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/27	5,350	4,918
				14,927
Texas (8.4%)
Austin TX Combined Utility System Revenue	0.000%	5/15/17 (14)	4,900	3,940
Conroe TX Independent School District GO	5.750%	2/15/35	5,000	5,238
Dallas County TX Utility & Reclamation District
GO	5.375%	2/15/29 (2)	5,000	4,737

Dallas TX Area Rapid Transit Revenue	4.500%	12/1/24 (2)	10,000	10,005
Dallas TX Area Rapid Transit Revenue	4.500%	12/1/25 (2)	10,000	9,927
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/27 (12)	5,000	4,820
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/28 (12)	3,125	2,978
Dallas TX GO	5.000%	2/15/19	15,000	16,995
Fort Bend TX Independent School District GO	5.000%	2/15/34	5,000	5,017
Fort Worth TX Independent School District GO	5.000%	2/15/19	1,175	1,331
Fort Worth TX Independent School District GO	5.000%	2/15/20	2,000	2,251
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) VRDO	0.250%	2/1/11	6,800	6,800
Harris County TX GO	0.000%	10/1/14 (14)	5,550	5,195
Harris County TX GO	0.000%	10/1/15 (14)	17,545	15,846
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Memorial Hermann
Healthcare System)	7.125%	12/1/31	3,250	3,490
2 Harris County TX Health Facilities Development
Corp. Revenue (Sisters of Charity of the
Incarnate Word) TOB VRDO	0.270%	2/1/11 (ETM)	1,100	1,100
Harris County TX Hospital District Revenue	5.125%	2/15/32 (14)	10,000	9,329
Harris County TX Hospital District Revenue	5.250%	2/15/37 (14)	10,190	9,454
Harris County TX Revenue	5.000%	8/15/22	2,000	2,116
Houston TX Airport System Revenue	5.500%	7/1/39	5,000	5,012
Houston TX GO	5.375%	3/1/11 (Prere.)	6,485	6,512
Houston TX GO	5.500%	3/1/11 (Prere.)	8,440	8,476
Houston TX GO	5.500%	3/1/11 (Prere.)	5,235	5,258
Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) VRDO	0.280%	2/7/11	20,700	20,700
Houston TX Water & Sewer System Revenue	0.000%	12/1/12 (2)	20,500	20,025
Houston TX Water & Sewer System Revenue	5.500%	12/1/16 (4)	7,000	7,259
Lone Star College System Texas GO	5.000%	8/15/34	5,000	5,003
Love Field Airport Modernization Corp. Texas
Special Facilities Revenue (Southwest Airlines
Co. Project)	5.250%	11/1/40	6,115	5,375
Lower Colorado River Authority Texas Revenue	6.000%	5/15/11 (4)	2,710	2,722
Lower Colorado River Authority Texas Revenue	5.625%	1/1/15 (4)(Prere.)	3,055	3,531
Lower Colorado River Authority Texas Revenue	5.875%	5/15/16 (4)	5,905	5,928
Lower Colorado River Authority Texas Revenue	5.500%	5/15/36	5,000	5,033
Lower Colorado River Authority Texas Revenue	5.625%	5/15/39	5,000	5,067
Lower Colorado River Authority Texas Revenue	5.000%	5/15/40	5,000	4,631
Matagorda County TX Navigation District No. 1
Pollution Control Revenue (Central Power &
Light Co. Project)	6.300%	11/1/29	7,500	7,585
Montgomery County TX	5.125%	3/1/31	4,000	3,982
Montgomery County TX	5.250%	3/1/32	5,000	5,019
North Texas Tollway Authority System Revenue	6.250%	2/1/23	10,000	9,965
North Texas Tollway Authority System Revenue	6.125%	1/1/31	4,000	4,006
North Texas Tollway Authority System Revenue	5.625%	1/1/33	21,650	20,691
North Texas Tollway Authority System Revenue	6.000%	1/1/38	12,500	12,222
North Texas Tollway Authority System Revenue	6.250%	1/1/39	6,000	6,022
Northeast Texas Hospital Authority Revenue
(Northeast Medical Center Hospital)	5.625%	5/15/17 (4)	7,425	7,437
Northeast Texas Hospital Authority Revenue
(Northeast Medical Center Hospital)	5.625%	5/15/22 (4)	7,110	7,116
Panhandle-Plains TX Higher Education Authority
Inc. Student Loan Revenue	1.160%	10/1/20	5,000	4,951
Round Rock TX Independent School District GO	0.000%	8/15/11 (14)	5,000	4,986
Round Rock TX Independent School District GO	5.250%	8/1/29	4,000	4,140

SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/22	5,000	4,996
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/23	6,155	6,117
San Antonio TX Electric & Gas Systems
Revenue	5.375%	2/1/12 (Prere.)	10,000	10,489
San Antonio TX GO	5.000%	2/1/19	6,310	7,193
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health
Resources)	5.000%	2/15/36	15,000	13,929
Tarrant Regional Water District Texas Water
Revenue	5.000%	3/1/28	3,000	3,046
Texas City TX Industrial Development Corp.
Marine Terminal Revenue (ARCO Pipe Line
Co. Project)	7.375%	10/1/20	17,310	19,730
Texas GO (College Student Loan)	5.000%	8/1/33	7,115	7,139
2 Texas GO TOB VRDO	0.270%	2/1/11	15,300	15,300
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	0.760%	2/7/11	5,000	4,787
Texas Municipal Power Agency Revenue	0.000%	9/1/13 (14)	38,730	36,865
Texas Municipal Power Agency Revenue	0.000%	9/1/14 (14)	34,250	31,547
Texas Municipal Power Agency Revenue	0.000%	9/1/15 (14)	33,070	29,117
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	12/31/31	4,000	4,185
Texas Private Activity Surface Transportation
Corp. Revenue	6.875%	12/31/39	5,000	4,984
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	1/1/20	16,000	16,968
Texas Transportation Commission Revenue
PUT	5.000%	2/15/11	10,000	10,011
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/26 (2)	10,000	3,475
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/28 (2)	30,005	8,796
Texas Water Development Board GO	5.750%	8/1/32	10,380	10,560
Texas Water Financial Assistance GO	5.000%	8/1/29	1,800	1,829
				580,286
Utah (0.3%)
Intermountain Power Agency Utah Power
Supply Revenue	5.250%	7/1/21	17,395	18,117

Vermont (0.1%)
Vermont Educational & Health Buildings
Financing Agency Hospital Revenue (Fletcher
Allen Health Care Project)	5.000%	12/1/34 (4)	10,000	9,033

Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	4,000	3,703
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	4,000	3,702
				7,405
Virginia (0.7%)
Fairfax County VA Industrial Development
Authority Hospital Revenue (Inova Health
System Hospital Project)	5.250%	5/15/26	3,250	3,318
Fairfax County VA Industrial Development
Authority Hospital Revenue (Inova Health
System Hospital Project)	5.500%	5/15/35	10,000	9,986

Henrico County VA Economic Development
Authority Revenue (Bon Secours Health
System)	5.250%	11/1/42 (12)	5,000	4,650
Louisa VA Industrial Development Authority
Pollution Control Revenue (Virginia Electric &
Power Co.Project) PUT	5.375%	6/1/11	7,500	8,075
Stafford County VA Economic Development
AuthorityHospital Facilities Revenue
(MediCorp Health System Obligated Group)	5.250%	6/15/37	10,000	9,123
Tobacco Settlement Financing Corp. Virginia
Revenue	5.625%	6/1/15 (Prere.)	10,000	11,524
				46,676
Washington (1.6%)
Chelan County WA Public Utility District No. 1
Hydro-Electric System Revenue (Columbia
River-Rock Island Hydro)	0.000%	6/1/14 (14)	5,000	4,635
Chelan County WA Public Utility District No. 1
Hydro-Electric System Revenue (Columbia
River-Rock Island Hydro)	0.000%	6/1/15 (14)	12,585	11,161
Chelan County WA Public Utility District No. 1
Hydro-Electric System Revenue (Columbia
River-Rock Island Hydro)	0.000%	6/1/17 (14)	11,685	9,309
Chelan County WA Public Utility District No. 1
Hydro-Electric System Revenue (Columbia
River-Rock Island Hydro)	0.000%	6/1/18 (14)	10,000	7,497
King County WA Sewer Revenue	5.000%	1/1/39	7,500	7,301
King County WA Sewer Revenue	5.250%	1/1/42	7,500	7,519
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/20	10,000	11,220
Washington GO	6.750%	2/1/15	2,850	3,115
Washington GO	5.000%	2/1/19	5,000	5,654
Washington GO	5.000%	2/1/20	5,000	5,611
Washington GO	5.000%	8/1/20	9,660	10,837
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/31 (4)	5,000	4,747
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/34 (4)	6,000	5,719
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.500%	8/15/43 (12)	5,490	5,166
Washington Health Care Facilities Authority
Revenue (Seattle Children's Hospital)	5.625%	10/1/38	12,000	11,858
				111,349
West Virginia (0.6%)
Pleasants County WV Pollution Control
Revenue	5.250%	10/15/37	6,000	5,163
West Virginia Building Commission Lease
Revenue (Jail & Correction Facility Authority
Projects)	7.000%	7/1/12 (ETM)	7,840	8,532
West Virginia Economic Development Authority
Revenue	5.000%	6/15/28	4,340	4,270
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project)	5.375%	12/1/38	2,500	2,243
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.625%	9/1/32	6,500	6,058

West Virginia Hospital Finance Authority
Hospital Revenue (United Hospital Center Inc.
Project)	5.250%	6/1/41 (2)	16,330	14,838
				41,104
Wisconsin (1.2%)
Badger Tobacco Asset Securitization Corp.
Wisconsin Revenue	6.125%	6/1/12 (Prere.)	2,855	2,991
Madison WI Community Development Authority
Revenue (Wisconsin Alumni Research
Project)	5.000%	10/1/34	9,500	9,552
Wisconsin Clean Water Revenue	6.875%	6/1/11	7,295	7,428
Wisconsin GO	5.000%	5/1/14 (14)	5,000	5,552
Wisconsin GO	6.000%	5/1/36	10,000	10,606
Wisconsin Health & Educational Facilities
Authority Health Care Facilities Revenue
(Luther Hospital)	5.750%	11/15/30	7,500	7,529
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.250%	6/1/34	6,785	6,245
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian Healthcare Inc.)	5.750%	7/1/30	6,150	5,880
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Credit
Group)	5.000%	11/15/36	3,000	2,740
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.625%	4/15/39	12,110	11,156
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/19	3,740	3,885
Wisconsin Transportation Revenue	4.500%	7/1/26 (14)	12,470	12,374
				85,938
Total Tax-Exempt Municipal Bonds (Cost $6,841,652)				6,750,568
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (1.6%)
Money Market Fund (1.6%)
4 Vanguard Municipal Cash Management Fund
(Cost $109,025)	0.261%		109,025,281	109,025

Total Investments (99.6%) (Cost $6,950,677)				6,859,593
Other Assets and Liabilities-Net (0.4%)				26,907
Net Assets (100%)				6,886,500

1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2011.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2011, the aggregate value of these securities was $35,166,000, representing 0.5% of net assets.
3 Securities with a value of $2,612,000 have been segregated as initial margin for open futures contracts.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.

Long-Term Tax-Exempt Fund

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of January 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	6,750,568	—
Temporary Cash Investments	109,025	—	—
Futures Contracts—Assets[1]	175	—	—
Futures Contracts—Liabilities[1]	(55)	—	—
Total	109,145	6,750,568	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Long-Term Tax-Exempt Fund

At January 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year United States Treasury Note	March 2011	550	120,553	(104)
10-Year United States Treasury Note	March 2011	(480)	(57,983)	155

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At January 31, 2011, the cost of investment securities for tax purposes was $6,980,320,000. Net unrealized appreciation of investment securities for tax purposes was $120,727,000, consisting of unrealized gains of $147,082,000 on securities that had risen in value since their purchase and $267,809,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard High-Yield Tax-Exempt Fund

Schedule of Investments
As of January 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (97.8%)
Alabama (0.5%)
Alabama Port Authority Docks Facilities
Revenue	6.000%	10/1/40	3,000	2,935
Camden AL Industrial Development Board
Exempt Facilities Revenue (Weyerhaeuser
Co. Project)	6.125%	12/1/13 (Prere.)	3,000	3,418
Courtland AL Development Board Solid Waste
Disposal Revenue (International Paper Co.)	5.200%	6/1/25	5,000	4,485
McIntosh AL Industrial Development Board
Environmental Facilities Revenue (Ciba
Specialty ChemicalsCorp. Project)	5.375%	6/1/28	17,000	15,437
				26,275
Arizona (1.3%)
Arizona Board Regents Arizona State University
System Revenue	5.000%	6/1/39	15,000	14,196
Arizona Health Facilities Authority Health Care
Facilities Revenue (Beatitudes Campus
Project)	5.200%	10/1/37	7,000	5,052
Arizona Health Facilities Authority Revenue
(Banner Health)	5.500%	1/1/38	5,900	5,560
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Catholic
Healthcare West)	5.250%	7/1/32	5,950	5,356
Maricopa County AZ Pollution Control Corp.
Revenue (Southern California Edison Co.)	5.000%	6/1/35	5,500	5,175
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.250%	7/1/33	10,000	9,556
Pima County AZ Industrial Development
Authority Revenue (Tuson Electric Power Co.
Project)	5.250%	10/1/40	12,500	11,050
Salt Verde AZ Financial Project Revenue	5.250%	12/1/27	17,000	15,642
University Medical Center Corp. Arizona
Hospital Revenue	6.500%	7/1/39	2,500	2,560
				74,147
Arkansas (0.1%)
North Little Rock AR Electric Revenue	6.500%	7/1/15 (14)	3,450	3,750

California (14.9%)
Adelanto CA Public Utility Authority Revenue	6.750%	7/1/39	10,000	9,412
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/26	2,500	2,553
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.250%	4/1/26	1,920	1,980
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/27	5,000	5,010
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	5,000	5,533
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	5,000	5,491

California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	10,000	10,780
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.500%	12/1/11 (Prere.)	30	31
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.500%	12/1/11 (Prere.)	85	89
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.500%	12/1/11 (Prere.)	830	866
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.500%	12/1/11 (Prere.)	1,670	1,742
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.500%	12/1/15	3,290	3,415
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/28	5,375	5,431
California Economic Recovery Bonds GO	5.000%	7/1/20	5,000	5,332
California Economic Recovery Bonds GO	5.250%	7/1/21	8,250	8,828
California GO	5.500%	4/1/18	15,000	16,520
California GO	5.000%	11/1/21	13,845	14,087
California GO	6.000%	3/1/33	3,000	3,052
California GO	5.125%	4/1/33	15,000	13,675
California GO	6.500%	4/1/33	34,000	35,957
California GO	4.500%	10/1/36	28,000	22,440
California GO	5.000%	4/1/38	4,750	4,174
California GO	5.500%	11/1/39	10,000	9,488
California GO	6.000%	11/1/39	5,000	5,064
California GO	5.500%	3/1/40	3,000	2,846
California GO	5.250%	11/1/40	13,500	12,275
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.750%	9/1/39	4,500	4,168
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	6.000%	7/1/39	7,500	7,399
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.750%	7/1/39	7,000	6,875
1 California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/31	4,000	3,965
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/38	6,000	5,055
1 California Health Facilities Financing Authority
Revenue (Sutter Health)	6.000%	8/15/42	12,000	11,783
California Infrastructure & Economic
Development Bank Revenue (Independent
System Operator Corp. Project)	6.000%	2/1/30	10,000	10,238
California Municipal Finance Authority Revenue
(University of La Verne)	6.250%	6/1/40	3,585	3,405
California Pollution Control Financing Authority
Solid Waste Disposal Revenue (Republic
Services Inc. Project) PUT	5.250%	12/1/17	12,155	12,199
California Pollution Control Financing Authority
Solid Waste Disposal Revenue (Waste
Management Inc. Project)	5.400%	4/1/25	3,000	2,976

California Pollution Control Financing Authority
Solid Waste Disposal Revenue (Waste
Management Inc. Project)	5.000%	7/1/27	6,185	5,845
California Public Works Board Lease Revenue
(Butterfield State Office Complex)	5.000%	6/1/21	7,675	7,498
California Public Works Board Lease Revenue
(Butterfield State Office Complex)	5.000%	6/1/22	5,000	4,835
California Public Works Board Lease Revenue
(Butterfield State Office Complex)	5.000%	6/1/23	2,870	2,739
California Public Works Board Lease Revenue
(Department of Corrections)	5.500%	6/1/19	7,000	7,174
California State University Revenue Systemwide	5.000%	11/1/20 (2)	20,995	21,461
California State University Revenue Systemwide	5.250%	11/1/34	9,275	8,689
California State University Revenue Systemwide	5.250%	11/1/38	2,490	2,308
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/40	11,040	9,198
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.250%	3/1/45	28,000	24,279
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.750%	5/15/32	8,000	7,417
Chula Vista CA Industrial Development Revenue
(San Diego Gas & Electric Co.)	5.250%	12/1/27	15,000	14,949
City of Carlsbad CA Assessment District No.
2002-01 Improvement Revenue (Poinsettia
Lane East)	5.200%	9/2/35	2,710	2,160
El Monte CA High School District GO	5.500%	6/1/34 (12)	8,575	8,409
Foothill/Eastern Corridor Agency California Toll
Road Revenue	0.000%	1/15/28 (14)	25,000	21,962
Golden State Tobacco Securitization Corp.
California	4.500%	6/1/27	10,345	7,449
Grossmont CA Healthcare District GO	5.000%	7/15/37 (2)	9,000	8,032
Irving CA Special Tax Community Facilities
District No. 2005-2 Special Tax Revenue	5.200%	9/1/26	750	654
Irving CA Special Tax Community Facilities
District No. 2005-2 Special Tax Revenue	5.250%	9/1/36	2,000	1,639
Kern County CA GO	5.750%	8/1/35 (12)	4,500	4,509
Lincoln CA Community Facilities District No.
2003-1 Special Tax Revenue	5.450%	9/1/13 (Prere.)	890	1,007
Lincoln CA Community Facilities District No.
2003-1 Special Tax Revenue	5.750%	9/1/13 (Prere.)	885	1,008
Lincoln CA Community Facilities District No.
2003-1 Special Tax Revenue	5.900%	9/1/13 (Prere.)	890	1,017
Lincoln CA Community Facilities District No.
2003-1 Special Tax Revenue	5.950%	9/1/13 (Prere.)	3,555	4,066
Lincoln CA Community Facilities District No.
2003-1 Special Tax Revenue	6.000%	9/1/13 (Prere.)	2,670	3,057
Los Angeles CA Community College District GO	5.000%	8/1/24	3,430	3,469
Los Angeles CA Community College District GO	5.000%	8/1/25	4,620	4,641
Los Angeles CA Community College District GO	5.000%	8/1/27	6,215	6,058
Los Angeles CA Community College District GO	5.250%	8/1/39	6,000	5,678
Los Angeles CA Department of Airports
International Airport Revenue	5.375%	5/15/30	15,000	14,399
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/24 (4)	11,175	11,529
Los Angeles CA Unified School District GO	5.000%	7/1/27	8,000	7,730

Los Angeles CA Unified School District GO	4.500%	1/1/28 (14)	9,750	8,597
Los Angeles CA Wastewater System Revenue	5.750%	6/1/27	7,780	8,238
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/18	5,000	5,258
M-S-R California Energy Authority Revenue	7.000%	11/1/34	2,500	2,757
M-S-R California Energy Authority Revenue	6.500%	11/1/39	11,000	11,245
Modesto CA Irrigation District COP	5.500%	7/1/35	11,300	10,747
Napa Valley CA Unified School District Election
GO	4.500%	8/1/37 (4)	11,635	9,506
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/20 (12)	9,305	9,848
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/37	10,000	6,636
Oakland CA Unified School District GO	6.125%	8/1/29	4,000	4,007
Palo Alto CA Unified School District GO	0.000%	8/1/30	21,100	6,165
Palomar Pomerado Health System California
Revenue GO	0.000%	8/1/38 (12)	10,740	6,199
Rancho Mirage CA Joint Powers Financing
Authority Revenue (Eisenhower Medical
Center)	5.000%	7/1/38	18,995	15,247
Roseville CA Electric System Revenue	5.000%	2/1/37	11,000	10,158
Sacramento CA Financing Authority Lease
Revenue	5.250%	12/1/30 (2)	15,000	13,607
Sacramento County CA Airport Revenue	6.000%	7/1/41	9,500	9,516
San Bernardino County CA Medical Center COP	7.000%	8/1/20	12,180	13,905
San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	25,220	32,025
San Diego CA Community College District GO	5.250%	8/1/33	5,500	5,530
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/39	5,000	4,913
San Diego CA Unified School District GO	5.500%	7/1/19 (14)	10,140	11,078
San Diego CA Unified School District GO	5.500%	7/1/21 (14)	12,725	13,648
San Diego CA Unified School District GO	0.000%	7/1/45	29,520	2,830
San Francisco CA City & County International
Airport Revenue	5.750%	5/1/19	20,295	22,368
San Francisco CA City & County International
Airport Revenue	5.750%	5/1/20	26,405	28,670
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/32	5,000	4,778
San Francisco CA City & County International
Airport Revenue	6.000%	5/1/39	2,130	2,193
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bay North)	6.625%	8/1/39	2,000	1,990
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/24 (14)	2,000	664
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/25 (14)	15,900	4,748
Santa Margarita CA Water District Community
Facilities District No. 99-1 Special Tax
Revenue	6.000%	9/1/13 (Prere.)	3,000	3,395
Santa Monica CA Community College District
GO	0.000%	8/1/24	5,000	2,275
Santa Monica CA Community College District
GO	0.000%	8/1/25	5,490	2,326
Simi Valley CA School Financing Authority
Revenue	5.000%	8/1/27 (4)	10,000	10,007

Southern California Public Power Authority
Revenue	5.000%	7/1/27	5,000	4,961
Southern California Public Power Authority
Revenue (Transmission Project)	5.000%	7/1/20	10,505	11,243
Turlock CA Irrigation District Revenue	5.000%	1/1/35	6,385	5,766
University of California Revenue	4.500%	5/15/31 (4)	4,900	4,316
Victor Valley CA Community College District GO	6.000%	8/1/39	8,000	8,176
Walnut CA Energy Center Authority Revenue	5.000%	1/1/35	10,000	8,995
West Contra Costa CA Unified School District
GO	6.000%	8/1/27	3,000	3,025
				860,555
Colorado (3.5%)
Aurora CO Hospital Revenue (Children's
Hospital Association Project)	5.000%	12/1/40	5,000	4,468
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	4.500%	9/1/38	23,975	19,346
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.000%	9/1/41	7,500	6,587
Colorado Health Facilities Authority Revenue
(Christian Living Communities)	5.750%	1/1/26	1,000	898
Colorado Health Facilities Authority Revenue
(Christian Living Communities)	5.750%	1/1/37	2,250	1,867
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.250%	12/1/25	15,500	13,729
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan
Society Project)	6.125%	6/1/38	7,000	6,985
Denver CO City & County Airport Revenue	5.000%	11/15/12 (14)	4,205	4,470
Denver CO City & County Airport Revenue	5.250%	11/15/36	7,500	7,253
Denver CO City & County Airport Revenue PUT	5.250%	5/15/11	10,000	10,121
Denver CO City & County COP VRDO	0.260%	2/1/11	7,000	7,000
Denver CO City & County COP VRDO	0.260%	2/1/11	3,700	3,700
Denver CO City & County School District No. 1
GO	5.250%	12/1/24	3,250	3,493
Denver CO City & County School District No. 1
GO	5.500%	12/1/26	2,500	2,683
Denver CO City & County Single Family
Mortgage Revenue	5.550%	12/1/39	2,531	2,618
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/12 (14)	26,795	25,229
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/13 (14)	5,000	4,487
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/14 (14)	8,000	6,805
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/15 (14)	5,000	3,991
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/18 (14)	5,000	3,203
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/24 (14)	29,225	11,284
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/25 (14)	14,900	5,264
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/27 (14)	36,465	10,789
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/29 (14)	21,600	5,381

E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/30 (14)	14,200	3,258
Northwest Parkway Public Highway Authority
Colorado Convertible Revenue	0.000%	6/15/16 (Prere.)	10,000	11,426
Regional Transportation District of Colorado
Sales Tax Revenue	6.000%	1/15/34	6,000	5,485
Regional Transportation District of Colorado
Sales Tax Revenue	6.000%	1/15/41	10,000	8,982
				200,802
Connecticut (0.5%)
Connecticut Development Authority Pollution
Control Revenue (Connecticut Light & Power
Co. Project)	5.850%	9/1/28	25,250	25,089
Connecticut GO	5.000%	12/1/15	1,200	1,365
				26,454
Delaware (0.1%)
Delaware Housing Authority Single Family
Mortgage Revenue	5.875%	1/1/38	2,850	3,035

District of Columbia (0.6%)
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.500%	10/1/39	10,000	10,314
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.500%	10/1/13 (14)	2,500	2,587
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.500%	10/1/16 (14)	2,775	2,875
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.500%	10/1/17 (14)	2,000	2,071
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.500%	10/1/18 (14)	2,000	2,070
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.250%	10/1/25	10,000	10,308
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue	5.000%	10/1/39	8,000	7,502
				37,727
Florida (6.4%)
Alachua County FL Industrial Development
Revenue (North Florida Retirement Village
Inc. Project)	5.625%	11/15/22	5,000	4,287
Beacon Lakes FL Community Development
Special Assessment Revenue	6.900%	5/1/35	15,915	14,670
Broward County FL School Board COP	5.000%	7/1/20 (4)	5,935	6,109
Citizens Property Insurance Corp. Florida
Revenue (High Risk Account)	5.500%	6/1/14	7,500	7,967
Citizens Property Insurance Corp. Florida
Revenue (High Risk Account)	5.000%	6/1/15	10,000	10,383
Citizens Property Insurance Corp. Florida
Revenue (High Risk Account)	5.000%	6/1/16	6,000	6,189
Citizens Property Insurance Corp. Florida
Revenue (High Risk Account)	5.250%	6/1/17	5,000	5,165
East Homestead Community Development
District Florida Special Assessment Revenue	5.000%	5/1/11	2,655	2,103
Escambia County FL Environmental
Improvement Revenue	5.750%	11/1/27	6,000	5,673
Florida Board of Education Lottery Revenue	5.000%	7/1/21 (14)	14,455	15,265
Florida Board of Education Lottery Revenue	5.250%	7/1/26	5,000	5,154
Florida Board of Education Lottery Revenue	5.500%	7/1/27	4,000	4,189

Florida Housing Finance Corp. Homeowner
Mortgage Revenue	5.750%	1/1/37	16,245	16,862
Florida Housing Finance Corp. Homeowner
Mortgage Revenue	5.750%	1/1/37	8,305	8,549
Florida Housing Finance Corp. Homeowner
Mortgage Revenue	5.500%	7/1/48	11,515	12,197
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/15	5,000	5,332
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/16	5,000	5,321
Florida Municipal Power Agency Revenue	6.250%	10/1/31	3,250	3,490
Gainsville FL Utility System Revenue VRDO	0.440%	2/1/11	5,295	5,295
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.250%	11/15/16 (Prere.)	365	428
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.250%	11/15/36	9,435	8,697
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	6.000%	11/15/37	5,000	5,099
Hillsborough County FL Industrial Development
Authority Health Facilities Revenue (University
Community Hospital)	5.625%	8/15/18 (Prere.)	6,000	7,125
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.250%	10/1/34	2,185	1,905
Lee Memorial Health System Florida Hospital
Revenue	5.250%	4/1/35 (14)	39,450	33,732
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.125%	10/1/24 (14)	18,575	17,611
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/27	7,170	6,767
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/28	13,440	12,499
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.375%	10/1/35	11,000	10,403
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/37 (14)	500	441
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/38 (11)	8,770	7,172
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.375%	10/1/41	8,000	7,420
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/40	6,500	5,888
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	6.125%	8/1/42	3,500	3,407
Miami-Dade County FL Public Facilities
Revenue (Jackson Memorial Hospital)	5.750%	6/1/39 (12)	5,250	5,262
Miami-Dade County FL School Board COP	5.250%	10/1/18 (14)	7,915	8,327
Orange County FL Health Facilities Authority
Health Care Facility Revenue (Orlando
Lutheran Towers Inc.)	5.375%	7/1/20	1,100	994
Orange County FL Health Facilities Authority
Health Care Facility Revenue (Orlando
Lutheran Towers Inc.)	5.700%	7/1/26	1,000	860

Orange County FL Health Facilities Authority
Mortgage Revenue (Orlando Lutheran Towers
Inc. Project)	5.000%	7/1/12	1,800	1,791
Orange County FL Health Facilities Authority
Mortgage Revenue (Orlando Lutheran Towers
Inc. Project)	5.500%	7/1/32	1,200	951
Orange County FL Health Facilities Authority
Mortgage Revenue (Orlando Lutheran Towers
Inc. Project)	5.500%	7/1/38	1,500	1,175
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	5.000%	1/1/39	4,250	3,820
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/21 (4)	25,000	26,234
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/40	2,500	2,258
Orlando FL Special Assessment Revenue
(Conroy Road Interchange Project)	5.800%	5/1/26	3,000	2,707
Orlando FL Utility Commission Water & Electric
Revenue	6.750%	10/1/17 (ETM)	2,200	2,554
Palm Beach County FL Airport System Revenue	5.750%	10/1/12 (14)	7,220	7,695
Palm Beach County FL Airport System Revenue	5.750%	10/1/14 (14)	6,440	7,134
Palm Beach County FL Solid Waste Authority
Revenue	5.000%	10/1/24 (13)	3,500	3,548
Palm Glades Community Development District
Florida Special Assessment Revenue	4.850%	8/1/11	2,165	1,536
Putman County FL Authority Pollution Control
Revenue (Seminole Electric Cooperative Inc.
Project) PUT	5.350%	5/1/18 (2)	8,700	8,933
Sarasota County FL Public Hospital District
Hospital Revenue (Sarasota Memorial
Hospital Project)	5.500%	7/1/34	3,500	3,423
St. Petersburg FL Health Facilities Authority
Revenue (All Children's Hospital Inc.
Obligated Group)	6.500%	11/15/39	8,000	8,414
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	6.375%	12/1/30	2,800	2,710
				373,120
Georgia (2.6%)
Athens-Clarke County GA Unified Government
Development Authority Revenue (University of
Georgia Athletic Association Project) VRDO	1.940%	2/1/11 LOC	8,100	8,100
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/20	6,420	6,653
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/22	2,000	2,004
Atlanta GA Airport Revenue	5.000%	1/1/29	1,000	948
Atlanta GA Airport Revenue	5.000%	1/1/30 (4)	10,000	9,472
Atlanta GA Water & Wastewater Revenue	6.250%	11/1/34	2,500	2,566
Atlanta GA Water & Wastewater Revenue	6.250%	11/1/39	15,000	15,353
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	5.050%	1/12/12	6,000	6,217
Burke County GA Development Authority
Pollution Control Revenue (Oglethorpe Power
Corp. Vogtle Project)	5.500%	1/1/33	5,000	4,900

Dalton County GA Development Authority
Revenue (Hamilton Health Care System)	5.500%	8/15/17 (14)	5,000	5,176
Fulton County GA Residential Care Facilities for
the Elderly Authority Revenue (Canterbury
Court Project)	6.125%	2/15/34	2,000	1,669
Georgia GO	5.500%	7/1/15	19,095	22,196
Georgia Housing & Finance Authority Single
Family Mortgage Revenue	5.000%	12/1/26	4,320	4,209
Georgia Municipal Electric Power Authority
Revenue	6.600%	1/1/18 (14)	4,060	4,687
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/18	5,000	5,213
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/19	15,000	15,536
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/28	7,195	6,754
Marietta GA Development Authority Revenue	7.000%	6/15/30	4,000	3,813
Marietta GA Development Authority Revenue	7.000%	6/15/39	6,000	5,550
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	7,000	7,510
Municipal Electric Authority Georgia Revenue
(General Resolution Projects)	5.500%	1/1/26	7,000	7,214
Richmond County GA Development Authority
Environmental Improvement Revenue	5.750%	11/1/27	3,000	2,791
				148,531
Guam (1.0%)
Guam Government GO	5.000%	11/15/23	4,500	4,007
Guam Government GO	5.125%	11/15/27	5,000	4,431
Guam Government GO	6.750%	11/15/29	8,000	8,443
Guam Government GO	5.250%	11/15/37	20,400	17,182
Guam Government GO	7.000%	11/15/39	10,000	10,677
Guam Government Waterworks Authority Water
& Wastewater System Revenue	6.000%	7/1/25	2,000	1,986
Guam Government Waterworks Authority Water
& Wastewater System Revenue	5.875%	7/1/35	5,000	4,735
Guam Government Waterworks Authority Water
& Wastewater System Revenue	5.625%	7/1/40	8,000	6,922
				58,383
Hawaii (0.6%)
Hawaii Department of Budget & Finance Special
Purpose Revenue (Kahala Nui Project)	8.000%	11/15/33	8,750	9,152
Hawaii Harbor System Revenue	5.500%	7/1/35	5,000	4,786
Hawaii Harbor System Revenue	5.625%	7/1/40	5,000	4,802
Hawaii Pacific Health Revenue	5.500%	7/1/40	7,000	6,079
Hawaii Pacific Health Revenue	5.750%	7/1/40	3,000	2,703
Honolulu HI City & County Wastewater System
Revenue	0.000%	7/1/17 (14)	6,000	4,701
Honolulu HI City & County Wastewater System
Revenue	0.000%	7/1/18 (14)	2,000	1,471
				33,694
Idaho (0.3%)
Idaho Housing & Finance Association RAN	5.000%	7/15/23	8,430	8,801
Idaho Housing & Finance Association RAN	5.000%	7/15/27	7,000	7,034
Idaho Housing & Finance Association Single
Family Mortgage Revenue	5.125%	1/1/29	2,740	2,559
Madison County ID Hospital Revenue	5.250%	9/1/37	1,650	1,299
				19,693

Illinois (5.1%)
Chicago IL Board of Education GO	5.000%	12/1/31	5,000	4,570
Chicago IL GO	0.000%	1/1/16 (Prere.)	7,795	9,209
Chicago IL GO	0.000%	1/1/16 (Prere.)	7,445	8,806
Chicago IL GO	5.000%	12/1/23	6,970	6,716
Chicago IL GO	0.000%	1/1/26 (14)	2,755	2,727
Chicago IL GO	0.000%	1/1/27 (14)	2,630	2,592
Chicago IL Midway Airport Revenue	5.500%	1/1/14 (4)	6,410	6,490
Chicago IL Midway Airport Revenue	5.500%	1/1/15 (4)	4,760	4,817
Chicago IL Midway Airport Revenue	5.500%	1/1/16 (4)	7,135	7,219
Chicago IL Midway Airport Revenue	5.500%	1/1/17 (4)	7,525	7,610
Chicago IL Midway Airport Revenue	5.500%	1/1/18 (4)	7,940	8,028
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/30	3,655	3,515
Chicago IL Park District GO	5.000%	1/1/33	4,500	4,210
Chicago IL Public Building Commission GO	7.000%	1/1/20 (ETM)	10,000	12,502
Chicago IL Water Revenue	5.250%	11/1/38	15,000	14,143
Cook County IL Recovery Zone Facility
Revenue (Navistar International Corp. Project)	6.500%	10/15/40	3,000	2,985
Illinois Build Revenue	5.000%	6/15/17	7,000	7,422
Illinois Educational Facilities Authority Revenue
(Northwestern University)	5.500%	8/15/14 (Prere.)	500	570
Illinois Finance Authority Gas Supply Revenue
(Peoples Gas Light & Coke) PUT	2.125%	7/1/14	2,875	2,777
Illinois Finance Authority Revenue (Childrens
Memorial Hospital)	5.375%	8/15/39	22,500	20,675
Illinois Finance Authority Revenue (Little Co. of
Mary Hospital & Health Care Centers)	5.375%	8/15/40	4,500	3,870
Illinois Finance Authority Revenue (Navistar
International Project)	6.500%	10/15/40	11,400	11,344
Illinois Finance Authority Revenue (New Admiral
at the Lake Project)	8.000%	5/15/40	6,000	5,640
Illinois Finance Authority Revenue (New Admiral
at the Lake Project)	8.000%	5/15/46	7,500	7,033
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.375%	7/1/33	6,000	5,404
2 Illinois Finance Authority Revenue
(Northwestern University) TOB VRDO	0.270%	2/1/11	2,620	2,620
Illinois Finance Authority Revenue (OSF
Healthcare System)	7.000%	11/15/29	10,000	10,374
Illinois Finance Authority Revenue (OSF
Healthcare System)	6.000%	5/15/39	6,500	5,933
Illinois Finance Authority Revenue (Riverside
Health System)	6.250%	11/15/35	4,600	4,609
Illinois Finance Authority Revenue (Rush
University Medical Center)	6.625%	11/1/39	10,000	10,148
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	7.000%	8/15/44	14,000	14,425
Illinois Finance Authority Revenue (Tabor Hills
Supportive Living)	5.250%	11/15/36	3,000	2,173
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/21	6,000	6,047
3 Illinois Finance Authority Student Housing
Revenue (Fullerton Village Project)	5.125%	6/1/35	4,000	2,194
Illinois GO	5.000%	1/1/16 (4)	8,000	8,350
Illinois Health Facilities Authority Revenue
(Centegra Health System)	5.100%	9/1/11 (2)	3,105	3,112
Illinois Health Facilities Authority Revenue
(Centegra Health System)	5.250%	9/1/18 (2)	2,500	2,500

Illinois Sports Facilities Authority Revenue	0.000%	6/15/30 (2)	8,635	8,662
Illinois Toll Highway Authority Revenue	5.250%	1/1/30	5,000	4,814
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	6,000	5,564
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	5.250%	6/15/42 (14)	10,000	9,036
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/44 (4)	10,000	1,016
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	5.250%	6/15/50	7,210	6,186
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.500%	6/1/23	5,000	4,734
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.000%	6/1/28	15,000	14,315
				297,686
Indiana (1.7%)
Indiana Health & Educational Facility Financing
Authority Hospital Revenue (Clarian Health
Obligated Group)	5.000%	2/15/39	17,535	14,959
Indiana Health Facility Financing Authority
Hospital Revenue (Ancilla System Inc.)	7.375%	7/1/23 (ETM)	19,400	25,215
Indiana Municipal Power Agency Revenue	6.000%	1/1/39	13,275	13,678
Indiana Office Building Commission Revenue
(Capitol Complex)	6.900%	7/1/11	3,055	3,121
Indianapolis IN Airport Authority Special
Facilities Revenue (Federal Express Corp.
Project)	5.100%	1/15/17	13,500	14,083
Indianapolis IN Local Public Improvement Bond
Bank Revenue	6.750%	2/1/14	14,350	15,306
Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/30 (12)	2,720	2,687
Rockport IN Pollution Control Revenue (Indiana
Michigan Power Co. Project) PUT	6.250%	6/2/14	6,750	7,394
				96,443
Iowa (0.3%)
Tobacco Settlement Authority Iowa Revenue	0.000%	6/1/34	25,000	19,732

Kansas (0.1%)
Olathe KS Senior Living Facility Revenue
(Catholic Care Campus Inc.)	6.000%	11/15/26	2,000	1,779
Olathe KS Senior Living Facility Revenue
(Catholic Care Campus Inc.)	6.000%	11/15/38	2,000	1,638
				3,417
Kentucky (0.6%)
Jefferson County KY Health Facilities Revenue
(Jewish Hospital HealthCare Services Inc.
Project)	5.650%	1/1/17 (2)	8,000	8,012
Jefferson County KY Health Facilities Revenue
(Jewish Hospital HealthCare Services Inc.
Project)	5.700%	1/1/21 (2)	1,750	1,751
Kentucky Asset/Liability Commission General
Fund Revenue	5.000%	9/1/17 (14)	7,500	8,123
Kentucky Housing Corp. Revenue	5.250%	7/1/32	7,955	8,251

Louisville & Jefferson County KY Metropolitan
Government Health Facilities Revenue
(Jewish Hospital& St. Mary's Healthcare Inc.
Project)	5.750%	2/1/27	9,400	8,902
				35,039
Louisiana (2.0%)
East Baton Rouge LA Sewerage Commission
Revenue	5.250%	2/1/39	7,500	7,424
Lafayette LA Utilities Revenue	5.000%	11/1/33	5,000	4,684
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	6.750%	6/1/26 (12)	6,000	6,723
Louisiana Housing Finance Agency Single
Family Mortgage Revenue (Home Ownership
Program)	5.950%	6/1/38	7,045	7,562
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Westlake Chemical Corp. Projects)	6.500%	8/1/29	7,500	7,460
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Westlake Chemical Corp. Projects)	6.500%	11/1/35	11,000	10,890
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	5.875%	10/1/40	13,990	12,576
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	6.000%	10/1/44	8,095	7,350
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.250%	5/15/38	25,000	19,958
New Orleans LA Aviation Board Revenue	6.000%	1/1/23 (12)	5,000	5,422
St. John Baptist Parish Louisiana Revenue
(Marathon Oil Corp. Project)	5.125%	6/1/37	14,400	13,277
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.875%	5/15/39	13,495	12,247
				115,573
Maryland (0.9%)
Baltimore MD Special Obligation Revenue	7.000%	9/1/38	8,000	7,598
Harford County MD GO	5.000%	7/1/15	2,000	2,276
Maryland Department of Housing & Community
Development Revenue	5.750%	3/1/41	9,170	9,666
Maryland Economic Development Corp.
Revenue (Chesapeake Bay Conference
Center Project)	5.000%	12/1/31	4,000	2,493
Maryland GO	5.000%	2/15/15 (Prere.)	6,000	6,827
Maryland GO	5.000%	11/1/15	6,000	6,889
Maryland Health & Higher Educational Facilities
Authority Revenue (Charlestown Community)	6.250%	1/1/41	5,000	4,748
Maryland Health & Higher Educational Facilities
Authority Revenue (King Farm Presbyterian
Retirement Community)	5.000%	1/1/17	6,195	5,831
Maryland Industrial Development Financing
Authority Economic Development Revenue
(Our Lady of Good Counsel School)	5.500%	5/1/20	420	409
Maryland Industrial Development Financing
Authority Economic Development Revenue
(Our Lady of Good Counsel School)	6.000%	5/1/35	2,000	1,842

Prince Georges County MD GO	5.000%	9/15/15	3,740	4,284
				52,863
Massachusetts (2.1%)
Massachusetts College Building Authority
Revenue	5.000%	5/1/29	1,500	1,502
Massachusetts College Building Authority
Revenue	5.000%	5/1/30	1,500	1,489
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/32	12,500	11,938
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.125%	7/1/40	9,000	7,644
Massachusetts GO	5.000%	9/1/15 (Prere.)	8,000	9,216
Massachusetts GO VRDO	2.932%	2/1/11	3,600	3,600
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.250%	7/1/38	8,440	6,904
4 Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.500%	7/1/36	5,100	5,366
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/19	7,005	7,658
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)
PUT	4.125%	2/16/12	6,000	6,161
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)
PUT	4.100%	4/19/12	2,000	2,066
Massachusetts Health & Educational Facilities
Authority Revenue (Suffolk University)	6.250%	7/1/30	5,000	5,114
Massachusetts Health & Educational Facilities
Authority Revenue (University of
Massachusetts Memorial Health Care Inc.)	6.500%	7/1/11	1,560	1,586
Massachusetts Health & Educational Facilities
Authority Revenue (University of
Massachusetts Memorial Health Care Inc.)	6.625%	7/1/32	17,000	17,045
Massachusetts Municipal Wholesale Electric Co.
Power System Revenue	5.250%	7/1/15 (14)	7,535	7,800
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/24 (4)	9,000	9,323
Massachusetts Special Obligation Dedicated
Tax Revenue	5.750%	1/1/14 (Prere.)	15,000	16,969
				121,381
Michigan (3.0%)
Delta County MI Economic Development Corp.
Environmental Improvement Revenue
(MeadWestvaco-EscanabaPaper Co. Project)	6.250%	4/15/12 (Prere.)	11,000	11,751
Detroit MI Sewer System Revenue	5.125%	7/1/33 (14)	6,030	5,370
Detroit MI Sewer System Revenue	7.500%	7/1/33 (4)	12,000	13,897
Detroit MI Water Supply System Revenue	7.000%	7/1/36 (4)	4,500	4,962
Jackson County MI Hospital Finance Authority
Hospital Revenue (Allegiance Health)	5.250%	6/1/37	10,000	8,635
Kalamazoo MI Hospital Financing Authority
Hospital Revenue (Bronson Methodist
Hospital)	5.000%	5/15/30	10,000	8,844
Michigan GO	5.250%	9/15/26 (4)	12,000	12,126
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.250%	11/15/46	44,500	37,006
Michigan Hospital Finance Authority Revenue
(MidMichigan Obligated Group)	6.125%	6/1/34	4,065	4,082

Michigan Housing Development Authority
Revenue (Rental Housing) VRDO	0.300%	2/1/11	18,495	18,495
Michigan Housing Development Authority
Revenue (Rental Housing) VRDO	0.330%	2/1/11 (4)	11,455	11,455
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/29	5,190	5,226
Michigan Tobacco Settlement Financing
Authority Revenue	6.875%	6/1/42	15,000	13,177
Michigan Tobacco Settlement Financing
Authority Revenue	6.000%	6/1/48	4,775	3,196
Royal Oak MI Hospital Finance Authority
Hospital Revenue (Beaumont Hospital)	6.000%	8/1/39	7,000	6,688
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/30	10,000	8,841
				173,751
Minnesota (0.5%)
Dakota County MN Community Development
Agency Multifamily Housing Revenue
(Highview Hills Senior Housing Project)	7.000%	8/1/45	8,000	7,362
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	5.250%	5/1/28	4,500	4,136
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	5.250%	5/1/37	9,250	8,106
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	6.750%	11/15/32	8,250	8,772
				28,376
Mississippi (0.2%)
Mississippi Development Bank Special
Obligation Revenue (Municipal Energy
Agency Power Supply Project)	5.000%	3/1/31 (10)	11,365	9,952

Missouri (1.0%)
Kirkwood MO Industrial Development Authority
Retirement Community Revenue (Aberdeen
Heights Project)	8.250%	5/15/39	5,000	5,034
Kirkwood MO Industrial Development Authority
Retirement Community Revenue (Aberdeen
Heights Project)	8.250%	5/15/45	5,000	5,025
Missouri Development Finance Board
Infrastructure Facilities Revenue (Branson
Landing Project)	5.000%	6/1/35	9,000	7,692
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.250%	11/15/29	900	853
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.500%	11/15/33	6,500	6,255
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	5.000%	11/15/40	3,730	3,392
Missouri Housing Development Corp. Single
Family Mortgage Revenue	6.050%	3/1/37	7,345	7,658
Missouri Housing Development Corp. Single
Family Mortgage Revenue	6.000%	3/1/38	3,155	3,356
Missouri Housing Development Corp. Single
Family Mortgage Revenue	5.600%	9/1/38	6,505	6,850

Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Plum
Point Project)	5.000%	1/1/28 (14)	2,000	1,823
Sugar Creek MO Industrial Development
Revenue (Lafarge North America Inc. Project)	5.650%	6/1/37	11,000	9,307
				57,245
Montana (0.3%)
Montana Board Housing Single Family Mortgage
Revenue	5.750%	12/1/37	3,595	3,820
Montana Facility Finance Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	4.750%	1/1/40	15,000	13,281
				17,101
Nebraska (0.4%)
Nebraska Public Power District Revenue	5.000%	1/1/38	6,500	6,168
Omaha NE Public Power District Electric
Revenue	5.000%	2/1/42 (2)	19,275	17,795
				23,963
Nevada (0.5%)
Clark County NV School District GO	5.000%	6/15/25	10,000	9,898
Henderson NV Health Facility Revenue
(Catholic Healthcare West)	5.250%	7/1/31	11,750	10,656
Nevada Capital Improvement & Cultural Affairs
GO	5.000%	12/1/23 (14)	2,550	2,628
Sparks NV Local Improvement District Revenue	6.500%	9/1/20	3,210	3,035
Sparks NV Local Improvement District Revenue	6.750%	9/1/27	3,785	3,307
				29,524
New Jersey (5.3%)
New Jersey COP	5.250%	6/15/27	5,000	4,930
New Jersey Economic Development Authority
Mortgage Revenue (Lions Gate Project)	5.000%	1/1/15	705	677
New Jersey Economic Development Authority
Mortgage Revenue (Lions Gate Project)	5.750%	1/1/25	710	629
New Jersey Economic Development Authority
Mortgage Revenue (Lions Gate Project)	5.875%	1/1/37	1,230	1,015
New Jersey Economic Development Authority
Mortgage Revenue (Presbyterian Home at
Montgomery Project)	6.375%	11/1/31	10,000	8,470
New Jersey Economic Development Authority
Retirement Community Revenue (Seabrook
Village Inc.)	5.250%	11/15/26	2,000	1,687
New Jersey Economic Development Authority
Retirement Community Revenue (Seabrook
Village Inc.)	5.250%	11/15/36	2,000	1,578
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.750%	6/15/29	20,000	17,930
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.500%	6/15/31	6,500	5,719
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/24 (14)	18,055	18,193
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/28	10,200	10,277
New Jersey Economic Development Authority
Revenue(Kapkowski Road Landfill
Improvement District Project (City of
Elizabeth))	6.375%	5/15/14 (Prere.)	2,250	2,613

New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.750%	6/1/31	4,000	3,676
New Jersey Economic Development Authority
SpecialFacility Revenue (Continental Airlines
Inc. Project)	6.625%	9/15/12	14,595	14,679
New Jersey Educational Facilities Authority
Revenue (Richard Stockton College)	5.375%	7/1/38	3,395	3,330
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.500%	12/1/32	6,500	7,035
New Jersey Environmental Infrastructure Trust
Revenue	5.000%	9/1/15	4,465	5,075
New Jersey Health Care Facilities Financing
Authority Revenue (South Jersey Hospital)	5.000%	7/1/22	2,400	2,409
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.750%	7/1/33	6,700	6,713
New Jersey Sports & Exposition Authority
Revenue	6.500%	3/1/13	1,315	1,390
New Jersey Transportation Corp. COP	5.750%	9/15/15	26,620	27,871
New Jersey Transportation Corp. COP	5.000%	9/15/19 (4)	7,000	7,200
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/17 (4)	7,000	7,822
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	9,000	9,576
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (12)	14,000	15,073
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/23 (14)	10,000	10,678
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25 (2)	30,000	12,118
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/27	15,000	5,190
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	3,430	1,093
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.625%	12/15/28	20,000	20,413
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/38 (12)	8,000	8,289
New Jersey Turnpike Authority Revenue	0.000%	1/1/35 (2)	21,495	16,253
New Jersey Turnpike Authority Revenue	5.000%	1/1/35	9,400	9,144
New Jersey Turnpike Authority Revenue	5.250%	1/1/40	7,000	6,948
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.500%	6/1/23	1,345	1,123
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.625%	6/1/26	38,500	27,266
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.750%	6/1/34	5,000	2,974
				307,056
New Mexico (0.7%)
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.500%	8/1/11 (Prere.)	27,550	28,519
New Mexico Mortgage Finance Authority Single
Family Mortgage Revenue	5.600%	7/1/38	6,150	6,511

New Mexico Mortgage Finance Authority Single
Family Mortgage Revenue	5.300%	1/1/39	4,730	4,941
				39,971
New York (9.8%)
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.375%	7/15/43	5,000	4,867
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/20 (4)	5,000	5,359
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/21 (4)	3,745	3,935
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/22 (4)	4,500	4,689
Hudson Yards Infrastructure Corp. New York
Revenue	4.500%	2/15/47 (14)	16,500	12,458
Long Island NY Power Authority Electric System
Revenue	5.500%	4/1/22	10,000	10,547
Long Island NY Power Authority Electric System
Revenue	5.500%	4/1/24	5,000	5,194
Metropolitan New York Transportation Authority
Revenue	5.000%	11/15/18	2,500	2,688
Metropolitan New York Transportation Authority
Revenue	5.250%	11/15/20 (12)	8,415	9,203
Metropolitan New York Transportation Authority
Revenue	5.250%	11/15/20 (14)	6,650	7,123
Metropolitan New York Transportation Authority
Revenue	5.125%	11/15/31	12,205	11,398
Metropolitan New York Transportation Authority
Revenue	5.000%	11/15/33 (2)	7,900	7,106
Metropolitan New York Transportation Authority
Revenue	5.250%	11/15/40	10,000	9,144
Metropolitan New York Transportation Authority
Revenue (Dedicated Petroleum Tax)	6.000%	4/1/20 (14)(ETM)	9,000	11,030
Metropolitan New York Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.000%	11/15/34	3,250	3,106
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/18 (2)	5,000	5,511
Metropolitan New York Transportation Authority
Revenue (Transit Revenue) PUT	5.000%	11/15/13	10,000	10,829
Nassau County NY GO	4.000%	10/1/21	9,400	9,074
New York City NY GO	5.000%	8/1/17	7,000	7,814
New York City NY GO	5.000%	3/1/18	1,990	2,209
New York City NY GO	5.000%	1/1/25	5,750	5,847
New York City NY GO	5.000%	8/1/26	5,000	5,069
New York City NY GO	5.000%	11/1/26	15,000	15,050
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	6,000	5,655
2 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.350%	2/7/11	5,445	5,445
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/26 (12)	5,000	2,092
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/27 (12)	4,195	1,631

New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/28 (12)	4,200	1,517
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	5.000%	3/1/36 (14)	8,075	7,158
New York City NY Industrial Development
Agency Special Facility Revenue (American
Airlines Inc.)	7.750%	8/1/31	31,000	32,259
New York City NY Industrial Development
Agency Special Facility Revenue (Terminal
One Group Association Project) PUT	5.500%	1/1/16	4,000	4,091
New York City NY Industrial Development
Agency Special Facility Revenue (Terminal
One Group Association Project) PUT	5.500%	1/1/16	4,500	4,666
New York City NY Industrial Development
Agency Special Facility Revenue (Terminal
One Group Association Project) PUT	5.500%	1/1/16	3,500	3,670
New York City NY Industrial Development
Agency Special Facility Revenue (Terminal
One Group Association Project) PUT	5.500%	1/1/16	3,250	3,448
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	10,000	9,961
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	7,500	7,264
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	15,000	15,029
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/26 (14)	9,000	9,305
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/33	5,000	4,958
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/34	8,650	8,431
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/34	6,000	5,901
New York Liberty Development Corp. Revenue	6.375%	7/15/49	8,750	8,794
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/40	4,000	3,788
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/18	2,500	2,670
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/20	1,000	1,043
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.250%	7/1/24	3,955	3,880
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.625%	7/1/37	8,750	8,262
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	0.922%	5/1/18	23,090	19,902
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/15	5,090	5,725
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/22 (4)	5,500	5,763
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/35	7,000	6,828

New York State Dormitory Authority Revenue
(State University Educational Facilities)	7.500%	5/15/13	13,380	15,148
New York State Dormitory Authority Revenue
(The New School)	5.500%	7/1/40	5,000	4,872
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water RevolvingFunds)	5.000%	10/15/35	5,815	5,832
New York State Housing Finance Agency
Revenue (Nursing Home & Health Care
Project)	5.000%	11/1/11 (14)	5,730	5,744
New York State Housing Finance Agency
Revenue (Nursing Home & Health Care
Project)	5.100%	11/1/12 (14)	7,120	7,135
2 New York State Mortgage Agency Revenue
TOB VRDO	0.270%	2/1/11	3,345	3,345
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.500%	4/1/20 (2)	20,000	22,598
New York State Thruway Authority Revenue
(Service Contract)	5.000%	4/1/18	7,500	8,335
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/16	10,000	11,328
Niagara County NY Industrial Development
Agency Solid Waste Disposal Revenue
(American Ref-Fuel Co.of Niagra LP Facility)
PUT	5.550%	11/15/13	12,500	12,630
Niagara County NY Industrial Development
Agency Solid Waste Disposal Revenue
(Covanta Arc LLC) PUT	5.450%	11/15/12	16,000	16,266
Niagara County NY Industrial Development
Agency Solid Waste Disposal Revenue
(Covanta Arc LLC) PUT	5.625%	11/15/14	3,000	3,037
Port Authority of New York & New Jersey
Revenue	5.750%	3/15/35	25,000	25,377
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	5.500%	12/1/31	4,000	3,741
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	4,000	3,776
Suffolk County NY Economic Development
Corp. Revenue (Peconic Landing at Southold
Project)	6.000%	12/1/40	1,225	1,130
Suffolk NY Tobacco Asset Securitization Corp.
Revenue	5.375%	6/1/28	6,120	5,055
Suffolk NY Tobacco Asset Securitization Corp.
Revenue	0.000%	6/1/44	4,500	3,293
Suffolk NY Tobacco Asset Securitization Corp.
Revenue	6.000%	6/1/48	3,500	2,844
Ulster County NY Industrial Development
Agency Civic Facility Revenue (Kingston
Regional Senior Living Corp. - Woodland
Pond at New Paltz Project)	6.000%	9/15/37	10,500	8,004
Ulster County NY Industrial Development
Agency Civic Facility Revenue (Kingston
Regional Senior Living Corp. - Woodland
Pond at New Paltz Project)	6.000%	9/15/42	7,000	5,244
Westchester County NY Health Care Corp.
Revenue	6.000%	11/1/30	20,000	19,238

Westchester County NY Health Care Corp.
Revenue	6.125%	11/1/37	3,000	2,880
				565,238
North Carolina (1.2%)
Charlotte NC GO	5.250%	6/1/14	1,300	1,468
Charlotte-Mecklenberg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System)	5.000%	1/15/47	8,000	6,994
North Carolina Capital Facilities Financial Solid
Waste Disposal Revenue (Duke Energy)	4.625%	11/1/40	6,000	5,295
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/23	5,250	5,274
North Carolina Eastern Municipal Power Agency
Revenue	5.500%	1/1/16	3,000	3,205
North Carolina Eastern Municipal Power Agency
Revenue	5.500%	1/1/17	2,000	2,137
North Carolina Eastern Municipal Power Agency
Revenue	5.000%	1/1/26	5,000	4,782
North Carolina GO	5.000%	4/1/14	10,000	11,174
North Carolina GO	5.500%	3/1/15	2,355	2,717
North Carolina Housing Finance Agency Home
Ownership Revenue	5.500%	1/1/38	2,400	2,510
North Carolina Housing Finance Agency Home
Ownership Revenue	5.500%	7/1/38	5,895	6,225
North Carolina Medical Care Commission Health
Care Facilities Mortgage Revenue (Deerfield
EpiscopalRetirement Community)	6.125%	11/1/38	4,500	4,213
North Carolina Medical Care Commission Health
Care Facilities Mortgage Revenue (Pennbyrn
at Maryfield Project)	6.125%	10/1/35	9,500	6,987
North Carolina Medical Care Commission Health
Care Facilities Mortgage Revenue
(Salemtowne)	5.000%	10/1/23	1,850	1,646
North Carolina Medical Care Commission Health
Care Facilities Mortgage Revenue
(Salemtowne)	5.100%	10/1/30	1,155	929
North Carolina Medical Care Commission
RetirementFacilities Mortgage Revenue
(Givens Estates Project)	5.000%	7/1/27	2,750	2,447
North Carolina Medical Care Commission
RetirementFacilities Mortgage Revenue
(Givens Estates Project)	5.000%	7/1/33	3,000	2,541
				70,544
Ohio (3.1%)
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.250%	9/1/27	10,000	9,967
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.270%	2/1/11 LOC	5,700	5,700
American Municipal Power Ohio Inc. Revenue
(Electricity Purchase)	5.000%	2/1/12	11,500	11,929
American Municipal Power Ohio Inc. Revenue
(Electricity Purchase)	5.000%	2/1/13	7,000	7,379
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/38	17,000	15,924
Bowling Green State University Ohio Student
Housing Revenue (CFP I LLC - State
University Project)	5.750%	6/1/31	5,000	4,502

Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.125%	6/1/24	42,040	31,586
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.875%	6/1/30	9,585	6,662
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.750%	6/1/34	18,195	12,017
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	0.000%	6/1/37	5,000	2,973
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.875%	6/1/47	7,300	4,787
Columbus OH GO	5.000%	12/15/15	3,210	3,621
Cuyahoga County OH Revenue (Cleveland
Clinic Health System Obligated Group) VRDO	3.750%	2/1/11	1,900	1,900
Ohio Building Authority Revenue (Adult
Correctional Building)	5.000%	10/1/19	4,705	5,179
Ohio Common Schools GO	4.500%	9/15/25	9,850	9,808
Ohio GO	4.500%	9/15/22 (14)	2,030	2,063
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/32	3,595	3,605
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.500%	1/1/39	11,750	11,503
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.250%	1/15/46	12,000	10,303
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/20	5,000	5,627
Scioto County OH Marine Terminal Facilities
Revenue (Norfolk Southern Corp. Project)	5.300%	8/15/13	14,750	14,781
				181,816
Oklahoma (0.9%)
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/15 (2)(Prere.)	4,510	5,172
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/15 (Prere.)	4,250	4,873
Oklahoma Development Finance Authority
Health System Revenue (Integris Baptist)
VRDO	0.290%	2/7/11 (12)	20,200	20,200
Oklahoma Housing Finance Agency Single
Family Mortgage Revenue (Homeownership
Loan Program)	5.750%	9/1/36	4,090	4,263
Oklahoma Housing Finance Agency Single
Family Mortgage Revenue (Homeownership
Loan Program)	5.800%	9/1/37	3,250	3,459
Oklahoma Housing Finance Agency Single
Family Mortgage Revenue (Homeownership
Loan Program)	5.875%	9/1/37	4,470	4,786
Oklahoma Housing Finance Agency Single
Family Mortgage Revenue (Homeownership
Loan Program)	5.950%	9/1/37	6,945	7,445
Oklahoma Municipal Power Authority Power
Supply System Revenue	6.000%	1/1/38	4,500	4,664
				54,862
Oregon (0.2%)
Clackamas County OR Hospital Facility
Authority Revenue (Legacy Health System)	5.250%	5/1/21	4,900	4,926
Oregon Health Sciences University Revenue	5.750%	7/1/39	6,750	6,785
				11,711

Pennsylvania (4.0%)
Allegheny County PA GO	5.000%	11/1/29	3,265	3,153
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System)	5.250%	6/1/39	5,000	4,705
Lancaster County PA Hospital Authority
Revenue (Brethren VLG Project)	6.250%	7/1/26	1,250	1,191
Lancaster County PA Hospital Authority
Revenue (Brethren VLG Project)	6.375%	7/1/30	1,000	921
Lancaster County PA Hospital Authority
Revenue (Brethren VLG Project)	6.500%	7/1/40	2,750	2,452
Lebanon County PA Health Facilities Authority
Health Center Revenue (Pleasant View
Retirement Community Project)	5.125%	12/15/20	1,000	933
Lebanon County PA Health Facilities Authority
Health Center Revenue (Pleasant View
Retirement Community Project)	5.300%	12/15/26	500	433
Montgomery County PA Industrial Development
Authority Retirement Community Revenue
(ACTS Retirement- Life Communities
Obligated Group)	5.000%	11/15/22	3,000	2,869
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc.Project)	7.000%	12/1/35	2,670	2,651
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc.Project)	7.000%	12/1/40	2,500	2,463
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/35	5,000	4,562
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/40	6,500	5,830
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (Reliant
Energy Seward LLC Project)	6.750%	6/2/11 (Prere.)	7,280	7,630
Pennsylvania Economic Development Financing
Authority Resource Recovery Revenue
(Colver Project)	5.000%	12/1/14 (2)	6,000	5,934
Pennsylvania Economic Development Financing
Authority Resource Recovery Revenue
(Colver Project)	5.000%	12/1/15 (2)	3,500	3,316
Pennsylvania Economic Development Financing
Authority Resource Recovery Revenue
(Colver Project)	4.625%	12/1/18 (2)	10,500	9,337
Pennsylvania GO	5.000%	9/1/14 (4)	10,000	11,211
2 Pennsylvania GO TOB VRDO	0.290%	2/7/11	2,320	2,320
2 Pennsylvania GO TOB VRDO	0.290%	2/7/11	3,100	3,100
2 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	0.430%	2/7/11	3,875	3,875
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.260%	2/7/11 LOC	5,800	5,800
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.360%	2/7/11	20,405	20,405
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.360%	2/7/11	10,020	10,020
Pennsylvania State University Revenue VRDO	0.250%	2/7/11	9,700	9,700
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25 (12)	9,550	9,634

Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26 (12)	10,040	10,039
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27 (12)	6,865	6,789
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/39	7,600	7,193
Philadelphia PA Airport Revenue	5.000%	6/15/17	10,000	10,494
Philadelphia PA Industrial Development
Authority Airport Revenue (Philadelphia
Airport System)	5.400%	7/1/22 (14)	10,000	10,008
Philadelphia PA Municipal Authority Revenue	5.250%	11/15/14 (4)	10,000	10,627
Philadelphia PA School District GO	6.000%	9/1/38	13,000	13,333
Sayre PA Health Care Facilities Authority
Revenue (Guthrie Health Care System)	0.848%	12/1/17	31,705	28,557
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/40	3,000	2,716
				234,201
Puerto Rico (3.5%)
Puerto Rico Aqueduct & Sewer Authority
Revenue	0.000%	7/1/24	25,000	24,588
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/33	15,000	13,520
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/38	10,150	9,394
Puerto Rico Highway & Transportation Authority
Revenue	5.250%	7/1/39 (3)	20,000	17,547
Puerto Rico Infrastructure Financing Authority
Special Tax Revenue	5.500%	7/1/24 (2)	12,245	11,883
Puerto Rico Infrastructure Financing Authority
Special Tax Revenue	5.000%	7/1/46	5,000	4,124
Puerto Rico Municipal Finance Agency GO	5.250%	8/1/18 (4)	23,570	25,151
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.250%	7/1/14 (Prere.)	365	411
Puerto Rico Public Buildings Authority
Government Facilities Revenue PUT	5.000%	7/1/12 (2)	33,000	33,955
Puerto Rico Public Finance Corp. Revenue PUT	5.750%	2/1/12 LOC	34,000	34,664
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/38	47,495	7,511
Puerto Rico Sales Tax Financing Corp. Revenue	6.500%	8/1/44	18,000	18,629
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/54 (2)	62,390	2,908
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/56	33,000	1,335
				205,620
South Carolina (1.8%)
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.250%	12/1/25	5,000	5,061
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/27	10,120	10,180
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.250%	12/1/29	14,650	14,597
Greenville County SC School District GO	5.000%	12/1/27	12,700	12,430
Lancaster County SC Assessment Revenue	5.450%	12/1/37	1,440	1,084
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/32	11,750	10,449
Piedmont SC Municipal Power Agency Revenue	5.250%	1/1/19	14,565	15,682
Richland County SC Environmental
Improvement Revenue (International Paper)	6.100%	4/1/23	7,750	7,771
South Carolina Jobs Economic Development
Authority Health Care Facilities Revenue
(Lutheran Homes of South Carolina Inc.)	5.375%	5/1/21	1,500	1,338

South Carolina Jobs Economic Development
Authority Health Care Facilities Revenue
(Lutheran Homes of South Carolina Inc.)	5.500%	5/1/28	1,100	893
South Carolina Jobs Economic Development
Authority Health Care Facilities Revenue
(Lutheran Homes of South Carolina Inc.)	5.625%	5/1/42	1,000	758
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.500%	2/1/38 (12)	3,750	3,683
South Carolina Public Service Authority
Revenue	5.250%	1/1/34	6,000	6,062
South Carolina Public Service Authority
Revenue	5.500%	1/1/38	15,000	15,494
				105,482
South Dakota (0.1%)
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.500%	11/1/40	6,000	5,754

Tennessee (2.2%)
Memphis TN Electric System Revenue	5.000%	12/1/13 (14)(Prere.)	20,000	22,124
Memphis-Shelby County TN Airport Authority
Revenue	6.000%	3/1/24 (2)	2,620	2,622
Metropolitan Government of Nashville &
Davidson County TN GO	5.500%	10/15/16 (3)	4,310	4,451
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	9/1/14	25,370	26,617
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	9/1/15	20,495	21,146
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/19	21,365	20,918
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/19	5,680	5,511
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/27	5,000	4,596
Tennessee Housing Development Agency
Homeownership Program Revenue	5.750%	1/1/37	8,835	9,291
Tennessee Housing Development Agency
Homeownership Program Revenue	5.750%	7/1/37	11,815	12,377
				129,653
Texas (8.2%)
Brazos River TX Harbor Industrial Development
Corp. Environmental Facilities Revenue PUT	5.900%	5/1/28	7,000	6,909
Brazos River TX Harbor Navigation District
Brazoria County Environmental Facilities
Revenue (Dow Chemical Co. Project)	5.950%	5/15/33	10,000	9,758
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/32	4,090	880
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/33	3,000	600
Harris County TX GO	0.000%	10/1/13 (14)	9,630	9,284
Houston TX Airport System Revenue	5.000%	7/1/18 (14)	5,915	6,323
Houston TX Airport System Revenue	5.500%	7/1/39	5,000	5,012
Houston TX Airport System Special Facilities
Revenue (Continental Airlines Inc. Terminal E
Project)	6.750%	7/1/29	10,000	9,643
Houston TX Utility System Revenue	5.500%	11/15/26 (12)	12,010	12,798
Houston TX Utility System Revenue	5.500%	11/15/27 (12)	11,415	12,059

Love Field Airport Modernization Corp. Texas
Special Facilities Revenue (Southwest Airlines
Co. Project)	5.250%	11/1/40	5,500	4,834
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	8,935	8,634
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	5,000	4,843
Lower Colorado River Authority Texas Revenue	5.000%	5/15/35	7,440	6,963
Lower Colorado River Authority Texas Revenue	5.500%	5/15/36	10,000	10,065
Lower Colorado River Authority Texas Revenue	5.625%	5/15/39	5,000	5,067
Lower Colorado River Authority Texas Revenue	5.000%	5/15/40	6,000	5,557
Lubbock TX Independent School District GO	5.750%	2/15/42 (12)	4,500	4,587
Matagorda County TX Navigation District No. 1
Collateralized Revenue (Centerpoint Energy
Houston Electric LLC Project)	5.600%	3/1/27	7,500	7,234
Mesquite TX Health Facilities Development
Corp. Retirement Facility Revenue (Christian
Care CentersInc. Project)	5.500%	2/15/25	2,100	1,882
Mesquite TX Health Facilities Development
Corp. Retirement Facility Revenue (Christian
Care CentersInc. Project)	5.625%	2/15/35	3,195	2,671
Mission TX Economic Development Corp. Solid
Waste Disposal Revenue (Allied Waste Inc.
Project)	5.200%	4/1/18	4,000	4,014
North Texas Tollway Authority System Revenue	6.250%	2/1/23	20,000	19,930
North Texas Tollway Authority System Revenue	6.000%	1/1/28	9,040	9,338
North Texas Tollway Authority System Revenue	6.125%	1/1/31	12,000	12,017
North Texas Tollway Authority System Revenue	5.625%	1/1/33	10,145	9,696
North Texas Tollway Authority System Revenue	5.750%	1/1/38	44,000	40,933
North Texas Tollway Authority System Revenue	6.250%	1/1/39	15,480	15,536
Round Rock TX Independent School District GO	5.000%	8/1/15	2,405	2,734
Sabine River Authority TX Pollution Control
Revenue (Southwestern Electric Power Co.
Project)	4.950%	3/1/18 (14)	6,840	7,062
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.250%	8/15/28	4,000	3,726
Tarrant County TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(SQLC Senior Living Center Mirador Project)	6.250%	11/15/14	5,000	4,946
Tarrant County TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(SQLC Senior Living Center Mirador Project)	7.250%	11/15/16	4,000	4,015
Tarrant County TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Statonat Museum Way Project)	8.250%	11/15/44	10,000	9,468
Texas Department of Housing & Community
Affairs Single Family Revenue	5.625%	3/1/39	5,895	6,235
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	0.760%	2/7/11	5,000	4,788
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	0.902%	9/15/17	34,730	32,693
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/17	8,400	8,654
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/19	15,000	14,849
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/20	15,000	14,740
Texas Municipal Power Agency Revenue	0.000%	9/1/16 (ETM)	280	246
Texas Municipal Power Agency Revenue	0.000%	9/1/17 (14)	58,660	45,920

Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	12/31/31	3,705	3,876
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	6/30/32	20,000	21,031
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	6/30/33	10,000	10,340
Texas Private Activity Surface Transportation
Corp. Revenue	6.875%	12/31/39	5,000	4,984
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	1/1/20	10,000	10,605
Texas Transportation Commission Revenue
PUT	5.000%	2/15/11	10,000	10,011
Texas Water Financial Assistance GO	5.750%	8/1/31	1,745	1,776
University of Texas Permanent University Fund
Revenue	5.000%	7/1/15	3,800	4,302
				474,068
Utah (0.2%)
Intermountain Power Agency Utah Power
Supply Revenue	5.250%	7/1/20	11,000	11,588

Virgin Islands (0.4%)
Virgin Islands Public Finance Authority Revenue	6.375%	10/1/19	10,000	10,103
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	3,400	3,148
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	6,000	5,553
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	2,000	1,748
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/39	2,000	1,630
				22,182
Virginia (1.2%)
2 Alexandria VA Redevelopment & Housing
Authority Multi-Family Housing Mortgage
Revenue (Portals WestApartment)	7.250%	10/1/31	5,300	4,943
2 Alexandria VA Redevelopment & Housing
Authority Multi-Family Housing Mortgage
Revenue (Portals WestApartment)	8.250%	4/1/32	475	443
2 Chesterfield VA Industrial Development
Authority Revenue (Brandermill Woods
Project)	6.500%	1/1/28	12,319	10,331
Fairfax County VA Economic Development
Authority Residential Care Facilities Revenue
(Goodwin HouseInc.)	5.000%	10/1/22	4,000	3,903
Fairfax County VA Economic Development
Authority Residential Care Facilities Revenue
(Goodwin HouseInc.)	5.000%	10/1/27	1,875	1,714
Fairfax County VA Economic Development
Authority Residential Care Facilities Revenue
(Goodwin HouseInc.)	5.125%	10/1/37	5,000	4,263
Fairfax County VA Public Improvement GO	5.000%	10/1/14	2,100	2,373
Henrico County VA Economic Development
Authority Revenue (Bon Secours Health
System)	5.600%	11/15/12 (Prere.)	315	343
Henrico County VA Economic Development
Authority Revenue (Bon Secours Health
System)	5.250%	11/1/42 (12)	5,000	4,650
Lynchburg VA Industrial Development Authority
Healthcare Facilities Revenue (Centra Health
Inc.)	5.200%	1/1/18	515	515

Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/33	4,500	4,190
Stafford County VA Economic Development
AuthorityHospital Facilities Revenue
(MediCorp Health System Obligated Group)	5.250%	6/15/37	12,350	11,267
Tobacco Settlement Financing Corp Virginia
Revenue	5.000%	6/1/47	4,995	2,849
Tobacco Settlement Financing Corp. Virginia
Revenue	5.625%	6/1/15 (Prere.)	10,000	11,524
Tobacco Settlement Financing Corp. Virginia
Revenue	0.000%	6/1/46	9,500	5,260
				68,568
Washington (1.5%)
Chelan County WA Public Utility District No. 1
Hydro-Electric System Revenue (Columbia
River-Rock Island Hydro)	0.000%	6/1/11 (14)	11,400	11,359
Chelan County WA Public Utility District No. 1
Hydro-Electric System Revenue (Columbia
River-Rock Island Hydro)	0.000%	6/1/12 (14)	19,650	19,304
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/16	2,000	2,150
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/20	2,000	2,097
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/21	5,000	5,180
Port of Seattle WA Revenue	5.000%	6/1/30	9,000	8,760
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/20	10,000	11,220
Washington GO	5.000%	8/1/14	3,390	3,793
Washington GO	5.000%	7/1/15 (2)	2,425	2,744
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.500%	8/15/38 (4)	7,395	7,072
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.500%	8/15/43 (12)	10,000	9,410
Washington Higher Education Facilities
Authority Revenue (Seattle University Project)	5.250%	5/1/34	5,000	4,755
				87,844
West Virginia (0.7%)
Mason County WV Pollution Control Revenue
(Appalachian Power Co. Project)	5.500%	10/1/22	20,000	20,071
Pleasants County WV Pollution Control
Revenue	5.250%	10/15/37	17,205	14,804
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project)	5.375%	12/1/38	2,500	2,243
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.625%	9/1/32	6,000	5,592
				42,710
Wisconsin (1.7%)
Wisconsin GO	6.000%	5/1/27	17,000	18,484
Wisconsin GO	6.250%	5/1/37	20,000	21,545
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian Healthcare Inc.)	5.500%	7/1/40	5,675	5,091
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.625%	4/15/39	11,310	10,419

Wisconsin Health & Educational Facilities
Authority Revenue (Beaver Dam Community
Hospitals Inc. Project)	6.750%	8/15/34	3,500	3,298
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	5.375%	8/15/37	5,000	4,707
Wisconsin Health & Educational Facilities
Authority Revenue (St. Johns Communities
Inc.)	7.625%	9/15/39	1,000	1,000
Wisconsin Housing & Economic Development
Authority Home Ownership Revenue VRDO	0.650%	2/7/11	7,595	7,595
Wisconsin Housing & Economic Development
Authority Home Ownership Revenue VRDO	0.650%	2/7/11	23,820	23,820
				95,959
Total Tax-Exempt Municipal Bonds (Cost $5,850,636)				5,663,039
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (1.7%)
Money Market Fund (1.7%)
5 Vanguard Municipal Cash Management Fund
(Cost $95,511)	0.261%		95,510,655	95,511

Total Investments (99.5%) (Cost $5,946,147)				5,758,550
Other Assets and Liabilities-Net (0.5%)				30,318
Net Assets (100%)				5,788,868

1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2011.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2011, the aggregate value of these securities was $36,422,000, representing 0.6% of net assets.
3 Non-income producing. Security failed to make last scheduled interest payment.
4 Securities with a value of $2,220,000 have been segregated as initial margin for open futures contracts.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed b Vanguard. Rate shown is the 7-day yield.

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.

TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of January 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	5,663,039	—
Temporary Cash Investments	95,511	—	—
Futures Contracts—Assets[1]	153	—	—
Futures Contracts—Liabilities[1]	(49)	—	—
Total	95,615	5,663,039	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year U.S. Treasury Note	March 2011	462	101,265	(93)
10-Year U.S. Treasury Note	March 2011	(415)	(50,131)	130

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At January 31, 2011, the cost of investment securities for tax purposes was $5,954,677,000. Net unrealized depreciation of investment securities for tax purposes was $196,127,000, consisting of unrealized gains of $103,641,000 on securities that had risen in value since their purchase and $299,768,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Exempt Money Market Fund

Schedule of Investments
As of January 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (97.1%)
Alabama (0.5%)
1 Alabama Housing Finance Authority Single
Family Mortgage Revenue TOB VRDO	0.350%	2/7/11 LOC	8,700	8,700
Alabama Public School & College Authority
Capital Improvement Revenue	4.000%	5/1/11	4,340	4,378
1 Alabama Public School & College Authority
Capital Improvement Revenue TOB VRDO	0.290%	2/7/11	16,410	16,410
1 Alabama Special Care Facilities Financing
Authority Birmingham Revenue (Ascension
Health Credit Group) TOB VRDO	0.290%	2/7/11	6,775	6,775
Birmingham AL Public Educational Building
StudentHousing Revenue (University of
Alabama at Birmingham Project) VRDO	0.290%	2/7/11 LOC	4,400	4,400
Homewood AL Educational Building Authority
Revenue (Samford University) VRDO	0.300%	2/7/11 LOC	25,000	25,000
Mobile AL Industrial Development Board Exempt
Facility Revenue (Kimberly-Clark Tissue Co.
Project) VRDO	0.320%	2/7/11	33,550	33,550
Mobile AL Infirmary Health System Special Care
Facilities Financing Authority Revenue
(Infirmary Health System Inc.) VRDO	0.260%	2/7/11 LOC	3,000	3,000
				102,213
Alaska (0.2%)
1 Alaska Housing Finance Corp. General Housing
Revenue TOB VRDO	0.290%	2/7/11 LOC	4,930	4,930
1 Anchorage AK Water Revenue TOB VRDO	0.340%	2/7/11	15,295	15,295
North Slope Borough AK GO	2.000%	6/30/11	9,800	9,866
				30,091
Arizona (2.4%)
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.280%	2/7/11 LOC	44,685	44,685
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.280%	2/7/11 LOC	24,105	24,105
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.290%	2/7/11 LOC	72,865	72,865
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.290%	2/7/11 LOC	50,320	50,320
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.300%	2/7/11 LOC	10,055	10,055
Arizona Transportation Board Highway Revenue	5.000%	7/1/11	5,675	5,785
1 Arizona Transportation Board Highway Revenue
TOB VRDO	0.290%	2/7/11	7,900	7,900
1 Arizona Transportation Board Highway Revenue
TOB VRDO	0.290%	2/7/11	7,860	7,860
Coconino County AZ Pollution Control Corp.
Revenue (Tuscan Electric Power Navajo
Project) VRDO	0.360%	2/7/11 LOC	18,300	18,300
1 Gilbert AZ GO TOB VRDO	0.290%	2/7/11	27,760	27,760

1 Maricopa County AZ Public Finance Corp.
Lease Revenue TOB VRDO	0.280%	2/7/11	11,720	11,720
1 Phoenix AZ Civic Improvement Corp. Transit
Revenue TOB VRDO	0.280%	2/7/11 LOC	30,700	30,700
1 Phoenix AZ Civic Improvement Corp. Transit
Revenue TOB VRDO	0.300%	2/7/11 (13)	6,725	6,725
1 Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue TOB VRDO	0.280%	2/7/11 LOC	20,530	20,530
1 Phoenix AZ Civic Improvement Corp. Water
System Revenue TOB VRDO	0.290%	2/7/11	4,995	4,995
1 Phoenix AZ Civic Improvement Corp. Water
System Revenue TOB VRDO	0.290%	2/7/11	8,240	8,240
1 Phoenix AZ GO TOB VRDO	0.280%	2/7/11	16,980	16,980
1 Salt River Project Arizona Agricultural
Improvement & Power District Revenue TOB
VRDO	0.290%	2/7/11	6,500	6,500
1 Salt River Project Arizona Agricultural
Improvement & Power District Revenue TOB
VRDO	0.290%	2/7/11	6,450	6,450
1 Salt River Project Arizona Agricultural
Improvement & Power District Revenue TOB
VRDO	0.290%	2/7/11	7,085	7,085
1 Salt River Project Arizona Agricultural
Improvement & Power District Revenue TOB
VRDO	0.290%	2/7/11	4,560	4,560
1 Salt River Project Arizona Agricultural
Improvement & Power District Revenue TOB
VRDO	0.290%	2/7/11	4,635	4,635
1 Salt River Project Arizona Agricultural
Improvement & Power District Revenue TOB
VRDO	0.290%	2/7/11	8,500	8,500
1 Salt River Project Arizona Agricultural
Improvement & Power District Revenue TOB
VRDO	0.290%	2/7/11	16,000	16,000
Scottsdale Arizona Industrial Development
Authority Hospital Revenue	5.800%	12/1/11 (Prere.)	14,865	15,673
Tempe AZ Transit Excise Tax Revenue VRDO	0.280%	2/7/11	14,045	14,045
				452,973
California (3.1%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Computer History
Museum) VRDO	0.260%	2/7/11 LOC	7,000	7,000
1 California Educational Facilities Authority
Revenue (Stanford University) TOB PUT	0.430%	8/11/11	20,000	20,000
1 California Educational Facilities Authority
Revenue (University of Southern California)
TOB VRDO	0.290%	2/7/11	5,050	5,050
California GO VRDO	0.270%	2/7/11 LOC	6,000	6,000
California GO VRDO	0.280%	2/7/11 LOC	17,780	17,780
California GO VRDO	0.290%	2/7/11 LOC	23,150	23,150
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County) VRDO	0.260%	2/7/11 LOC	4,700	4,700
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.290%	2/7/11 LOC	1,600	1,600

California Infrastructure & Economic
Development Bank Revenue (Academy of
Sciences) VRDO	0.240%	2/1/11 LOC	1,975	1,975
California Statewide Communities Development
Authority Gas Supply Revenue VRDO	0.280%	2/7/11	65,000	65,000
Kern County CA TRAN	1.500%	6/30/11	50,000	50,210
Livermore CA COP VRDO	0.260%	2/7/11 LOC	7,900	7,900
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.270%	2/7/11 LOC	6,230	6,230
Los Angeles CA TRAN	2.000%	3/31/11	80,000	80,184
Los Angeles CA TRAN	2.000%	4/21/11	24,000	24,072
Los Angeles County CA TRAN	2.000%	6/30/11	85,000	85,397
Metropolitan Water District of Southern
California Revenue VRDO	0.240%	2/1/11	17,900	17,900
1 Nuveen California Select Quality Municipal Fund
VRDP VRDO	0.540%	2/7/11 LOC	26,000	26,000
Riverside County CA TRAN	2.000%	3/31/11	22,200	22,255
San Bernardino County CA TRAN	2.000%	6/30/11	25,000	25,163
San Francisco CA City & County International
Airport Revenue VRDO	0.270%	2/7/11 LOC	15,000	15,000
1 San Francisco CA City & County TOB VRDO	0.280%	2/7/11	6,725	6,725
South Coast CA Local Education Agencies
TRAN	2.000%	8/9/11	20,000	20,142
Torrance CA Hospital Revenue (Torrance
Memorial Medical Center) VRDO	0.250%	2/7/11 LOC	8,800	8,800
Turlock CA Irrigation District BAN	0.750%	8/12/11	50,000	50,000
				598,233
Colorado (3.2%)
1 Board of Governors of the Colorado State
University System Revenue TOB VRDO	0.290%	2/7/11 LOC	21,995	21,995
Castle Rock CO COP VRDO	0.350%	2/7/11 LOC	10,600	10,600
Colorado Education Loan Program TRAN	2.000%	6/30/11	20,000	20,136
Colorado Educational & Cultural Facilities
Authority Revenue (National Jewish
Federation Bond Program) VRDO	0.270%	2/1/11 LOC	29,135	29,135
Colorado Educational & Cultural Facilities
Authority Revenue (National Jewish
Federation Bond Program) VRDO	0.270%	2/1/11 LOC	14,605	14,605
Colorado Educational & Cultural Facilities
Authority Revenue (National Jewish
Federation Bond Program) VRDO	0.270%	2/1/11 LOC	15,315	15,315
Colorado Educational & Cultural Facilities
Authority Revenue (Nature Conservancy
Project) VRDO	0.290%	2/7/11	11,164	11,164
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.250%	9/1/11 (Prere.)	10,000	10,272
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.500%	9/1/11 (Prere.)	8,200	8,435
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.500%	9/1/11 (Prere.)	3,000	3,086
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.500%	9/1/11 (Prere.)	5,130	5,277
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.500%	9/1/11 (Prere.)	5,215	5,364
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan
Society Project) VRDO	0.260%	2/7/11 LOC	3,100	3,100

Colorado Health Facilities Authority Revenue
(Exempla Inc.) VRDO	0.320%	2/7/11 LOC	6,515	6,515
1 Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) TOB VRDO	0.290%	2/7/11	4,000	4,000
Colorado Housing & Finance Authority Multi-
Family Mortgage Revenue VRDO	0.270%	2/7/11	10,700	10,700
Colorado Housing & Finance Authority Multi-
Family Mortgage Revenue VRDO	0.270%	2/7/11	19,825	19,825
Colorado Housing & Finance Authority Multi-
Family Mortgage Revenue VRDO	0.300%	2/7/11	59,510	59,510
Colorado Housing & Finance Authority Multi-
Family Mortgage Revenue VRDO	0.300%	2/7/11	16,095	16,095
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.250%	2/7/11 LOC	7,825	7,825
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.260%	2/7/11 LOC	9,500	9,500
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.270%	2/7/11 LOC	22,730	22,730
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.270%	2/7/11 LOC	17,690	17,690
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.270%	2/7/11	25,025	25,025
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.270%	2/7/11	31,000	31,000
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.300%	2/7/11 LOC	12,000	12,000
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.300%	2/7/11	12,500	12,500
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.300%	2/7/11	23,000	23,000
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.300%	2/7/11	10,355	10,355
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.310%	2/7/11	11,800	11,800
1 Colorado Regional Transportation District Sales
Tax Revenue (FasTracks Project) TOB VRDO	0.290%	2/7/11	20,660	20,660
1 Colorado Regional Transportation District Sales
Tax Revenue TOB VRDO	0.280%	2/7/11	11,445	11,445
Colorado Springs CO Utility System Revenue
VRDO	0.270%	2/7/11	11,000	11,000
Denver CO Urban Renewal Authority Tax
Increment Revenue (Stapleton) VRDO	0.290%	2/7/11 LOC	14,445	14,445
1 El Paso CO COP TOB VRDO	0.280%	2/7/11 LOC	11,120	11,120
Moffat County CO Pollution Control Revenue
(PacifiCorp Projects) VRDO	0.300%	2/7/11 LOC	14,900	14,900
University of Colorado Hospital Authority
Revenue VRDO	0.290%	2/7/11 LOC	16,140	16,140
University of Colorado Hospital Authority
Revenue VRDO	0.290%	2/7/11 LOC	40,995	40,995
				599,259
Connecticut (0.2%)
Connecticut BAN	2.000%	5/19/11	25,000	25,114
Connecticut GO	4.750%	5/1/11	2,940	2,972
1 Connecticut Health & Educational Facilities
Authority Revenue (Yale University) TOB
VRDO	0.290%	2/7/11	7,300	7,300

Connecticut Housing Finance Authority (Housing
Mortgage Finance Program) PUT	0.450%	11/15/11	12,000	12,000
				47,386
Delaware (0.5%)
Delaware Health Facilities Authority Revenue
(Bayhealth Medical Center Project) VRDO	0.260%	2/7/11 LOC	4,845	4,845
Delaware Health Facilities Authority Revenue
(Christiana Care Health Services) CP	0.280%	2/14/11	8,000	8,000
Delaware Health Facilities Authority Revenue
(Christiana Care Health Services) VRDO	0.250%	2/7/11	25,000	25,000
1 Delaware Housing Authority Revenue TOB
VRDO	0.360%	2/7/11	6,270	6,270
1 Delaware Housing Authority Single Family
Mortgage Revenue TOB VRDO	0.540%	2/7/11	3,130	3,130
Delaware Transportation Authority
Transportation System Revenue	2.500%	7/1/11	1,325	1,336
Delaware Transportation Authority
Transportation System Revenue	3.000%	7/1/11	2,005	2,027
New Castle County DE Airport Facility Revenue
(FlightSafety International Inc. Project) VRDO	0.290%	2/7/11	24,665	24,665
University of Delaware Revenue PUT	2.000%	6/1/11	15,150	15,228
				90,501
District of Columbia (1.4%)
1 District of Columbia COP TOB VRDO	0.290%	2/7/11 LOC	17,445	17,445
1 District of Columbia GO TOB VRDO	0.280%	2/7/11 LOC	22,800	22,800
District of Columbia GO VRDO	0.290%	2/7/11 LOC	7,700	7,700
District of Columbia Revenue (Center for
Strategic & International Studies Inc.) VRDO	0.260%	2/7/11 LOC	6,730	6,730
District of Columbia Revenue (Council on
Foreign Relations Project) VRDO	0.330%	2/7/11 LOC	37,680	37,680
District of Columbia Revenue (Family & Child
Services) VRDO	0.540%	2/7/11 LOC	6,085	6,085
District of Columbia Revenue (Henry J. Kaiser
Family Foundation) VRDO	0.290%	2/7/11	12,000	12,000
District of Columbia Revenue (John F. Kennedy
Center for the Performing Arts) VRDO	0.340%	2/7/11 LOC	9,900	9,900
District of Columbia Revenue (Society for
Neuroscience) VRDO	0.350%	2/7/11 LOC	12,000	12,000
District of Columbia Revenue (The Pew
Charitable Trust) VRDO	0.260%	2/7/11 LOC	31,000	31,000
District of Columbia Revenue (Washington
Drama Society) VRDO	0.280%	2/7/11 LOC	13,900	13,900
District of Columbia Revenue (Wesley
Theological Seminary) VRDO	0.290%	2/7/11 LOC	4,900	4,900
District of Columbia Revenue (World Wildlife
Fund Inc.) VRDO	0.280%	2/7/11 LOC	11,000	11,000
District of Columbia TRAN	2.000%	9/30/11	10,000	10,107
1 District of Columbia Water & Sewer Authority
Public Utility Revenue TOB VRDO	0.280%	2/7/11 LOC	12,860	12,860
1 District of Columbia Water & Sewer Authority
Public Utility Revenue TOB VRDO	0.290%	2/7/11 (4)	8,330	8,330
1 District of Columbia Water & Sewer Authority
Public Utility Revenue TOB VRDO	0.340%	2/7/11	11,865	11,865
1 Metropolitan Washington DC/VA Airports
Authority Airport System Revenue TOB VRDO	0.410%	2/7/11 (4)	3,495	3,495
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue VRDO	0.270%	2/7/11 LOC	20,900	20,900

1 Washington DC Metropolitan Airport Authority
Airport System Revenue TOB VRDO	0.410%	2/7/11	4,000	4,000
				264,697
Florida (4.6%)
1 Brevard County FL School Board COP TOB
VRDO	0.290%	2/7/11 LOC	13,840	13,840
1 Broward County FL GO TOB VRDO	0.280%	2/7/11	8,195	8,195
1 Broward County FL Professional Sports
Facilities Tax Revenue TOB VRDO	0.390%	2/7/11 (4)	8,975	8,975
1 Broward County FL School Board COP TOB
VRDO	0.290%	2/7/11 LOC	34,595	34,595
1 Broward County FL Water & Sewer Utility
Revenue TOB VRDO	0.290%	2/7/11	5,660	5,660
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/11	1,500	1,523
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/11	1,500	1,522
1 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.280%	2/7/11	10,290	10,290
1 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.280%	2/7/11	15,000	15,000
1 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.280%	2/7/11	12,830	12,830
1 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.290%	2/7/11	6,265	6,265
1 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.290%	2/7/11	9,000	9,000
1 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.290%	2/7/11	8,800	8,800
1 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.290%	2/7/11	3,995	3,995
Florida Department of Environmental Protection
& Preservation Revenue VRDO	0.260%	2/7/11 (12)	15,600	15,600
Florida Department of Environmental Protection
& Preservation Revenue VRDO	0.270%	2/7/11 (12)	34,760	34,760
1 Florida Department of Management Services
COP TOB VRDO	0.290%	2/7/11	6,955	6,955
1 Florida Department Transportation Revenue
TOB VRDO	0.290%	2/7/11	8,225	8,225
1 Florida Housing Finance Corp. Homeowner
Mortgage Revenue TOB VRDO	0.360%	2/7/11	9,100	9,100
1 Florida Housing Finance Corp. Homeowner
Mortgage Revenue TOB VRDO	0.360%	2/7/11	6,685	6,685
1 Florida Housing Finance Corp. Homeowner
Mortgage Revenue TOB VRDO	0.360%	2/7/11	3,225	3,225
1 Florida Housing Finance Corp. Homeowner
Mortgage Revenue TOB VRDO	0.360%	2/7/11	7,135	7,135
1 Greater Orlando Aviation Authority Orlando
Florida Airport Facilities Revenue TOB VRDO	0.290%	2/7/11	12,000	12,000
1 Greater Orlando Aviation Authority Orlando
Florida Airport Facilities Revenue TOB VRDO	0.300%	2/7/11	5,000	5,000
1 Hernando County FL Water & Sewer Revenue
TOB VRDO	0.280%	2/7/11 LOC	10,275	10,275
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group) VRDO	0.260%	2/7/11 LOC	13,500	13,500

Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group) VRDO	0.270%	2/7/11 LOC	5,000	5,000
Highlands County FL Health Facilities Authority
Revenue (Adventist Health System/Sunbelt
Inc.) VRDO	0.260%	2/7/11 LOC	6,500	6,500
Highlands County FL Health Facilities Authority
Revenue (Adventist Health System/Sunbelt
Inc.) VRDO	0.260%	2/7/11 LOC	9,890	9,890
Highlands County FL Health Facilities Authority
Revenue (Adventist Health System/Sunbelt
Inc.) VRDO	0.280%	2/7/11 LOC	15,115	15,115
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.260%	2/7/11 LOC	18,225	18,225
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.310%	2/7/11	30,435	30,435
Jacksonville FL Health Facilities Authority
Hospital Revenue (Baptist Medical Center
Project) VRDO	0.290%	2/7/11 LOC	5,385	5,385
1 Lee Memorial Health System Florida Hospital
Revenue TOB VRDO	0.280%	2/7/11 LOC	14,505	14,505
Martin County FL Health Facilities Authority
Hospital Revenue (Martin Memorial Medical
Center) VRDO	0.280%	2/7/11 LOC	13,730	13,730
Miami FL GO	5.500%	1/1/12 (Prere.)	3,000	3,137
Miami FL GO	5.500%	1/1/12 (Prere.)	7,015	7,336
Miami FL Health Facilities Authority Health
System Revenue (Catholic Health East)
VRDO	0.250%	2/7/11 LOC	11,460	11,460
1 Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami) TOB
VRDO	0.300%	2/7/11 (13)	22,985	22,985
Miami-Dade County FL Professional Sports
Franchise Facilities Tax Revenue VRDO	0.290%	2/7/11 LOC	11,800	11,800
1 Miami-Dade County FL School Board COP TOB
VRDO	0.280%	2/7/11 LOC	16,095	16,095
1 Miami-Dade County FL School Board COP TOB
VRDO	0.300%	2/7/11 (13)	9,600	9,600
1 Miami-Dade County FL School Board COP TOB
VRDO	0.300%	2/7/11 (13)	36,630	36,630
1 Miami-Dade County FL School Board COP TOB
VRDO	0.390%	2/7/11 (12)	5,800	5,800
1 Miami-Dade County FL Water & Sewer Revenue
TOB VRDO	0.390%	2/7/11 (4)	3,000	3,000
Monroe County FL Airport Revenue (Var-Key
West International Airport) VRDO	0.410%	2/7/11 LOC	10,055	10,055
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Regional
Healthcare System) VRDO	0.280%	2/7/11 LOC	4,630	4,630
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)
VRDO	0.280%	2/7/11	25,555	25,555
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)
VRDO	0.280%	2/7/11	4,145	4,145
1 Orange County FL Housing Finance Authority
Homeowner Revenue (Multi-County Program)
TOB VRDO	0.360%	2/7/11	2,935	2,935

1 Orange County FL School Board COP TOB
VRDO	0.280%	2/7/11 LOC	9,140	9,140
Orlando FL Utility Commission Utility System
Revenue	2.500%	5/1/11	13,000	13,064
1 Palm Beach County FL Public Improvement
Revenue TOB VRDO	0.280%	2/7/11	8,540	8,540
Palm Beach County FL Revenue (Children's
Home Society Project) VRDO	0.350%	2/7/11 LOC	11,905	11,905
Palm Beach County FL Revenue (Community
Foundation Palm Beach Project) VRDO	0.320%	2/7/11 LOC	5,700	5,700
Palm Beach County FL Solid Waste Authority
Revenue PUT	1.000%	1/12/12	100,000	100,545
1 Palm Beach County FL Water & Sewer Revenue
TOB VRDO	0.290%	2/7/11	5,535	5,535
Pembroke Pines FL Charter School Revenue
VRDO	0.320%	2/7/11 (12)	29,410	29,410
Pembroke Pines FL Charter School Revenue
VRDO	0.320%	2/7/11 (12)	11,210	11,210
Pinellas County FL Health Facilities Authority
Revenue (Baycare Health System) VRDO	0.260%	2/1/11 LOC	16,200	16,200
Polk County FL Industrial Development Authority
Health Care Facilities Revenue (Winter Haven
Hospital Project) VRDO	0.270%	2/7/11 LOC	9,800	9,800
1 South Florida Water Management District COP
TOB VRDO	0.340%	2/7/11	9,800	9,800
1 Tampa Bay FL Water Utility System Revenue
TOB VRDO	0.340%	2/7/11	4,505	4,505
1 University of North Florida Financing Corp.
Capital Improvement Revenue TOB VRDO	0.290%	2/7/11 LOC	5,240	5,240
University of South Florida Financing Corp. COP
VRDO	0.290%	2/7/11 LOC	19,700	19,700
1 Volusia County FL Revenue TOB VRDO	0.280%	2/7/11 LOC	28,505	28,505
West Orange Healthcare District FL Revenue
VRDO	0.270%	2/7/11 LOC	13,400	13,400
				869,097
Georgia (4.5%)
1 Atlanta GA Airport Passenger Facility Charge
Revenue TOB VRDO	0.310%	2/7/11 (4)	12,500	12,500
Atlanta GA Development Authority Revenue
(Georgia Aquarium Inc. Project) VRDO	0.270%	2/7/11 LOC	10,000	10,000
Cobb County GA School District TAN	1.500%	12/29/11	62,000	62,613
Dalton County GA Development Authority
Revenue (Hamilton Health Care System)
VRDO	0.330%	2/7/11 LOC	16,005	16,005
1 DeKalb County GA Water & Sewer Revenue
TOB VRDO	0.280%	2/7/11 LOC	26,445	26,445
1 DeKalb County GA Water & Sewer Revenue
TOB VRDO	0.290%	2/7/11	11,990	11,990
Floyd County GA Development Authority
Revenue (Berry College Project) VRDO	0.270%	2/7/11 LOC	33,500	33,500
Floyd County GA Development Authority
Revenue (Berry College Project) VRDO	0.270%	2/7/11 LOC	42,705	42,705
Fulton County GA Development Authority
Revenue (Georgia Tech Athletic Association
Project) PUT	0.300%	3/1/11 LOC	5,400	5,400
Fulton County GA Development Authority
Revenue (Lovett School Project) VRDO	0.270%	2/7/11 LOC	700	700

Fulton County GA Development Authority
Revenue (Lovett School Project) VRDO	0.270%	2/7/11 LOC	27,500	27,500
1 Fulton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)
TOB VRDO	0.290%	2/7/11	11,420	11,420
Fulton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)
VRDO	0.270%	2/7/11 LOC	69,415	69,415
Fulton County GA Development Authority
Revenue (Robert A. Woodruff Arts Center)
VRDO	0.270%	2/7/11 LOC	22,000	22,000
Fulton County GA Development Authority
Revenue (Shepherd Center Inc. Project)
VRDO	0.270%	2/7/11 LOC	37,000	37,000
Fulton County GA Development Authority
Revenue (Woodward Academy Project)
VRDO	0.270%	2/7/11 LOC	20,595	20,595
Fulton County GA Development Authority
Revenue (Woodward Academy Project)
VRDO	0.270%	2/7/11 LOC	32,000	32,000
Fulton County GA Development Authority
Revenue (Woodward Academy Project)
VRDO	0.270%	2/7/11 LOC	6,800	6,800
Fulton County GA Development Authority
Revenue (Woodward Academy Project)
VRDO	0.270%	2/7/11 LOC	13,000	13,000
Gainesville GA Redevelopment Authority
Revenue (Brenau University Inc. Project)
VRDO	0.300%	2/7/11 LOC	10,550	10,550
Georgia GO	6.750%	9/1/11	1,600	1,660
1 Georgia GO TOB VRDO	0.290%	2/7/11	9,510	9,510
Georgia Ports Authority Revenue (Garden City
Terminal Project) VRDO	0.300%	2/7/11 LOC	7,770	7,770
Gwinnett County GA Development Authority
Revenue (Nilhan Hospitality LLC) VRDO	0.250%	2/7/11 LOC	7,000	7,000
Gwinnett County GA Hospital Authority
(Gwinnett Hospital System Inc. Project ) RAN
VRDO	0.270%	2/7/11 LOC	46,025	46,025
Gwinnett County GA School District GO	5.000%	2/1/11	2,500	2,500
Gwinnett County GA School District GO	5.000%	2/1/12	5,990	6,263
1 Gwinnett County GA School District GO TOB
VRDO	0.280%	2/7/11	12,270	12,270
1 Gwinnett County GA Water & Sewer Authority
Revenue TOB VRDO	0.300%	2/7/11	5,585	5,585
1 Macon-Bibb County GA Hospital Authority
(Medical Center of Central Georgia) RAN TOB
VRDO	0.290%	2/7/11	4,995	4,995
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)
VRDO	0.270%	2/7/11 LOC	15,775	15,775
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)
VRDO	0.270%	2/7/11 LOC	44,500	44,500
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)
VRDO	0.290%	2/7/11 LOC	5,800	5,800

Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)
VRDO	0.290%	2/7/11 LOC	17,100	17,100
Main Street Natural Gas Inc. Georgia Gas
Project Revenue VRDO	0.290%	2/7/11	90,000	90,000
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue VRDO	0.260%	2/7/11 LOC	7,950	7,950
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue VRDO	0.280%	2/7/11 LOC	37,000	37,000
Metropolitan Atlanta Rapid Transportation
Authority GA Sales Tax CP	0.340%	3/10/11	30,000	30,000
1 Private Colleges & University Authority of
Georgia Revenue (Emory University) TOB
VRDO	0.280%	2/7/11	15,270	15,270
1 Private Colleges & University Authority of
Georgia Revenue (Emory University) TOB
VRDO	0.290%	2/7/11	5,630	5,630
1 Private Colleges & University Authority of
Georgia Revenue (Emory University) TOB
VRDO	0.290%	2/7/11	4,440	4,440
Thomasville GA Hospital Revenue (John D.
Archbold Memorial Hospital Inc. Project)
VRDO	0.300%	2/7/11 LOC	2,550	2,550
Thomasville GA Hospital Revenue (John D.
Archbold Memorial Hospital Inc. Project)
VRDO	0.300%	2/7/11 LOC	3,900	3,900
				855,631
Hawaii (0.5%)
1 Hawaii GO TOB VRDO	0.290%	2/7/11	11,245	11,245
1 Honolulu HI City & County Board Water Supply
Water System Revenue TOB VRDO	0.280%	2/7/11 LOC	7,000	7,000
1 Honolulu HI City & County GO TOB VRDO	0.290%	2/7/11	7,715	7,715
1 Honolulu HI City & County GO TOB VRDO	0.290%	2/7/11	14,995	14,995
1 Honolulu HI City & County Wastewater System
Revenue TOB VRDO	0.280%	2/7/11 LOC	16,330	16,330
1 University of Hawaii Revenue TOB VRDO	0.280%	2/7/11 LOC	12,865	12,865
1 University of Hawaii Revenue TOB VRDO	0.300%	2/7/11 (13)	19,800	19,800
				89,950
Idaho (2.4%)
Idaho Building Authority Revenue (Prison
Facilities Project) VRDO	0.290%	2/7/11	16,560	16,560
Idaho Housing & Finance Association Nonprofit
Facilities Revenue (College of Idaho Project)
VRDO	0.270%	2/7/11 LOC	6,330	6,330
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.280%	2/7/11 LOC	13,000	13,000
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.280%	2/7/11 LOC	12,000	12,000
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.280%	2/7/11 LOC	5,985	5,985
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.280%	2/7/11 LOC	9,540	9,540
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.300%	2/7/11	8,000	8,000
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.300%	2/7/11 LOC	12,545	12,545

Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.300%	2/7/11 LOC	12,810	12,810
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.300%	2/7/11 LOC	15,220	15,220
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.300%	2/7/11 LOC	14,530	14,530
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.300%	2/7/11 LOC	6,000	6,000
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.300%	2/7/11	12,395	12,395
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.300%	2/7/11	12,260	12,260
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.300%	2/7/11 LOC	13,090	13,090
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.300%	2/7/11 LOC	13,510	13,510
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.300%	2/7/11 LOC	5,800	5,800
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.300%	2/7/11	28,750	28,750
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.300%	2/7/11	24,000	24,000
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.300%	2/7/11 LOC	29,505	29,505
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.300%	2/7/11	27,000	27,000
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.300%	2/7/11 LOC	10,555	10,555
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.300%	2/7/11 LOC	9,720	9,720
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.300%	2/7/11 LOC	9,190	9,190
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.300%	2/7/11 LOC	9,850	9,850
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.300%	2/7/11 LOC	7,090	7,090
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.300%	2/7/11 LOC	7,100	7,100
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.300%	2/7/11 LOC	9,285	9,285
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.300%	2/7/11 LOC	5,095	5,095
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.300%	2/7/11 LOC	7,205	7,205
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.300%	2/7/11 LOC	10,685	10,685
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.300%	2/7/11 LOC	9,825	9,825
Idaho TAN	2.000%	6/30/11	52,000	52,337
				446,767
Illinois (4.2%)
Bartlett IL Special Service Area No. 1 (Bluff City
LLC) GO VRDO	0.320%	2/7/11 LOC	12,000	12,000
Channahon IL Revenue (Morris Hospital) VRDO	0.270%	2/7/11 LOC	4,180	4,180
1 Chicago IL Board of Education GO TOB VRDO	0.340%	2/7/11 (4)	4,995	4,995
Chicago IL Board of Education GO VRDO	0.290%	2/7/11 LOC	5,900	5,900
Chicago IL Board of Education GO VRDO	0.320%	2/7/11 LOC	17,400	17,400

1 Chicago IL GO TOB VRDO	0.290%	2/7/11 (12)	6,600	6,600
1 Chicago IL GO TOB VRDO	0.290%	2/7/11	7,985	7,985
1 Chicago IL GO TOB VRDO	0.300%	2/7/11	5,500	5,500
1 Chicago IL GO TOB VRDO	0.320%	2/7/11 LOC	16,960	16,960
1 Chicago IL Metropolitan Water Reclamation
District GO TOB VRDO	0.280%	2/7/11	18,855	18,855
1 Chicago IL Metropolitan Water Reclamation
District GO TOB VRDO	0.280%	2/7/11	5,000	5,000
1 Chicago IL Metropolitan Water Reclamation
District GO TOB VRDO	0.280%	2/7/11	5,005	5,005
1 Chicago IL Metropolitan Water Reclamation
District GO TOB VRDO	0.360%	2/7/11	8,710	8,710
1 Chicago IL O'Hare International Airport Revenue
TOB VRDO	0.280%	2/7/11 LOC	29,650	29,650
1 Chicago IL O'Hare International Airport Revenue
TOB VRDO	0.290%	2/7/11 LOC	13,630	13,630
1 Chicago IL O'Hare International Airport Revenue
TOB VRDO	0.310%	2/7/11 (4)	14,645	14,645
1 Chicago IL O'Hare International Airport Revenue
TOB VRDO	0.390%	2/7/11 (4)	7,495	7,495
Chicago IL Water Revenue VRDO	0.310%	2/7/11 LOC	5,325	5,325
Chicago IL Water Revenue VRDO	0.310%	2/7/11 LOC	19,720	19,720
1 Cook County IL GO TOB VRDO	0.290%	2/7/11 LOC	6,850	6,850
1 Cook County IL GO TOB VRDO	0.340%	2/7/11	7,460	7,460
1 Hoffman Estates IL GO TOB VRDO	0.300%	2/7/11	7,295	7,295
Illinois Build Revenue	3.000%	6/15/11	5,000	5,043
Illinois Development Finance Authority Revenue
(Loyola Academy Project) VRDO	0.320%	2/7/11 LOC	16,245	16,245
Illinois Educational Facilities Authority Revenue
(Columbia College Chicago) VRDO	0.270%	2/7/11 LOC	12,650	12,650
Illinois Educational Facilities Authority Revenue
(University of Chicago) PUT	0.460%	5/4/11	20,000	20,000
1 Illinois Educational Facilities Authority Revenue
(University of Chicago) TOB VRDO	0.360%	2/7/11	4,165	4,165
1 Illinois Educational Facilities Authority Revenue
(University of Chicago) TOB VRDO	0.360%	2/7/11	9,185	9,185
Illinois Finance Authority Industrial
DevelopmentRevenue (Gusto Packing Co.
Inc. Project) Revenue VRDO	0.520%	2/7/11 LOC	6,710	6,710
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	0.350%	2/1/11	25,000	25,000
Illinois Finance Authority Revenue (Advocate
Health Care Network) VRDO	0.270%	2/7/11	29,605	29,605
1 Illinois Finance Authority Revenue (Advocate
Health Care) TOB VRDO	0.290%	2/7/11	16,010	16,010
Illinois Finance Authority Revenue (Bradley
University) VRDO	0.260%	2/7/11 LOC	3,750	3,750
1 Illinois Finance Authority Revenue (Central
DuPage Health) TOB VRDO	0.290%	2/7/11	8,750	8,750
Illinois Finance Authority Revenue (Chicago
Horticulture Project) VRDO	0.320%	2/7/11 LOC	12,000	12,000
1 Illinois Finance Authority Revenue (Chicago
University) TOB VRDO	0.290%	2/7/11	13,330	13,330
Illinois Finance Authority Revenue (Evangelical
Project) VRDO	0.290%	2/7/11 LOC	5,000	5,000
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.) CP	0.330%	2/3/11	24,000	24,000

Illinois Finance Authority Revenue (Hospital
Sister Services Inc.) CP	0.350%	2/3/11	26,970	26,970
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.) CP	0.340%	2/7/11	4,500	4,500
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.) CP	0.310%	4/6/11	25,500	25,500
Illinois Finance Authority Revenue (Institute of
Chicago) VRDO	0.260%	2/7/11 LOC	2,175	2,175
1 Illinois Finance Authority Revenue (Northshore
University Health System) TOB VRDO	0.290%	2/7/11	8,750	8,750
Illinois Finance Authority Revenue (Northwest
Community Hospital) VRDO	0.260%	2/7/11 LOC	5,340	5,340
Illinois Finance Authority Revenue (Northwest
Community Hospital) VRDO	0.260%	2/7/11 LOC	12,935	12,935
1 Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) TOB VRDO	0.290%	2/7/11	6,000	6,000
1 Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) TOB VRDO	0.290%	2/7/11	11,200	11,200
Illinois Finance Authority Revenue
(Northwestern University) PUT	0.400%	3/1/11	20,000	20,000
Illinois Finance Authority Revenue
(Northwestern University) PUT	0.400%	3/1/11	20,000	20,000
1 Illinois Finance Authority Revenue
(Northwestern University) TOB VRDO	0.290%	2/7/11	8,165	8,165
Illinois Finance Authority Revenue (Rush
University Medical Center) VRDO	0.280%	2/7/11 LOC	4,000	4,000
Illinois Finance Authority Revenue (Southern
Illinois Healthcare) VRDO	0.300%	2/7/11 LOC	9,525	9,525
Illinois Finance Authority Revenue (Trinity
International University) VRDO	0.290%	2/7/11 LOC	12,870	12,870
1 Illinois Finance Authority Revenue (University of
Chicago) TOB VRDO	0.280%	2/7/11	20,500	20,500
1 Illinois Finance Authority Revenue (University of
Chicago) TOB VRDO	0.290%	2/7/11	10,265	10,265
1 Illinois Finance Authority Revenue (University of
Chicago) TOB VRDO	0.290%	2/7/11	3,000	3,000
Illinois Finance Authority Revenue (University of
Chicago) VRDO	0.240%	2/7/11	4,800	4,800
Illinois Finance Authority Revenue (Wesleyan
University) VRDO	0.280%	2/7/11 LOC	14,130	14,130
Illinois Finance Authority Revenue (Xavier
University) VRDO	0.330%	2/7/11 LOC	3,700	3,700
Illinois Finance Authority Revenue (YMCA
Metropolitan Chicago Project) VRDO	0.280%	2/7/11 LOC	4,600	4,600
Illinois Health Facilities Authority Revenue
(Advocate Health Care Network) PUT	0.400%	3/25/11	9,305	9,305
Illinois Health Facilities Authority Revenue
(Elmhurst Memorial Hospital) VRDO	0.270%	2/7/11 LOC	8,600	8,600
1 Illinois Health Facilities Authority Revenue
(Ingalls Memorial Hospital) VRDO	0.290%	2/7/11 LOC	13,800	13,800
1 Illinois Regional Transportation Authority
Revenue TOB VRDO	0.290%	2/7/11 (13)	11,320	11,320
1 Illinois Regional Transportation Authority
Revenue TOB VRDO	0.290%	2/7/11	6,065	6,065
1 Illinois Regional Transportation Authority
Revenue TOB VRDO	0.290%	2/7/11	14,295	14,295
1 IllinoisToll Highway Authority Toll Highway
Revenue TOB VRDO	0.290%	2/7/11	14,430	14,430

1 IllinoisToll Highway Authority Toll Highway
Revenue TOB VRDO	0.290%	2/7/11	5,330	5,330
1 Lake, Cook, Kane, & McHenry Counties IL
Community Unified School District GO TOB
VRDO	0.290%	2/7/11	10,355	10,355
1 Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue TOB VRDO	0.290%	2/7/11 (4)	9,240	9,240
1 Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue TOB VRDO	0.290%	2/7/11	12,640	12,640
1 Schaumburg IL GO TOB VRDO	0.290%	2/7/11 (13)	6,130	6,130
				803,038
Indiana (2.7%)
1 Crown Point IN Multi-School Building Corp.
Mortgage Revenue TOB VRDO	0.270%	2/1/11 LOC	12,285	12,285
Indiana Bond Bank Revenue Interim Advance
Funding BAN	2.000%	1/5/12	37,800	38,312
Indiana Development Finance Authority
EducationalFacilities Revenue (Children's
Museum of Indianapolis Project) VRDO	0.300%	2/7/11	29,200	29,200
Indiana Finance Authority Environmental
Improvement Revenue (Ispat Inland Inc.
Project) VRDO	0.280%	2/7/11 LOC	18,280	18,280
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group) VRDO	0.270%	2/7/11 LOC	7,900	7,900
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group) VRDO	0.300%	2/7/11 LOC	5,000	5,000
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group) VRDO	0.300%	2/7/11 LOC	10,000	10,000
Indiana Finance Authority Hospital Revenue
(Clarian Health Partners Inc. Obligated Group)
VRDO	0.250%	2/7/11 LOC	14,215	14,215
Indiana Finance Authority Hospital Revenue
(Clarian Health Partners Inc. Obligated Group)
VRDO	0.280%	2/7/11 LOC	40,405	40,405
Indiana Finance Authority Revenue (Ascension
Health Credit Group) PUT	3.625%	8/1/11	5,000	5,079
Indiana Finance Authority Revenue (Columbus
Regional Hospital) VRDO	0.290%	2/7/11 LOC	6,900	6,900
Indiana Finance Authority Revenue (DePauw
University Project) VRDO	0.260%	2/7/11 LOC	36,910	36,910
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.250%	2/7/11	36,665	36,665
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.250%	2/7/11	20,000	20,000
Indiana Finance Authority Revenue (State
Revolving Fund)	1.500%	2/1/11	7,465	7,465
Indiana Health & Educational Facility Financing
Authority Educational Facilities Revenue
(Marian College) VRDO	0.290%	2/7/11 LOC	5,400	5,400
1 Indiana Health & Educational Facility Financing
Authority Health System Revenue (Sisters of
St. Francis Health Services Inc.) TOB VRDO	0.300%	2/7/11 (4)	8,085	8,085

1 Indiana Health & Educational Facility Financing
Authority Health System Revenue (Sisters of
St. Francis Health Services Inc.) TOB VRDO	0.340%	2/7/11 (4)	3,300	3,300
1 Indiana Health & Educational Facility Financing
Authority Revenue (Ascension Health Credit
Group) TOB VRDO	0.270%	2/1/11	470	470
1 Indiana Health & Educational Facility Financing
Authority Revenue (Ascension Health Credit
Group) TOB VRDO	0.290%	2/7/11	19,275	19,275
Indiana Health & Educational Facility Financing
Authority Revenue (Clarian Health Obligated
Group) VRDO	0.280%	2/7/11 LOC	5,415	5,415
Indiana Health & Educational Facility Financing
Authority Revenue (Clarian Health Obligated
Group) VRDO	0.290%	2/7/11 LOC	26,675	26,675
1 Indiana Health Facility Financing Authority
Hospital Revenue (Community Hospital
Project) TOB VRDO	0.290%	2/7/11 LOC	6,420	6,420
1 Indiana Housing & Community Development
Authority Single Family Mortgage Revenue
TOB VRDO	0.300%	2/7/11	51,495	51,495
1 Indiana Housing & Community Development
Authority Single Family Mortgage Revenue
TOB VRDO	0.360%	2/7/11	2,065	2,065
1 Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)
TOB VRDO	0.340%	2/7/11	11,775	11,775
1 Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)
TOB VRDO	0.340%	2/7/11	3,500	3,500
Lawrenceburg IN Pollution Control Revenue
VRDO	0.280%	2/7/11 LOC	13,000	13,000
Lawrenceburg IN Pollution Control Revenue
VRDO	0.340%	2/7/11 LOC	10,000	10,000
1 New Albany-Floyd County IN School Building
Corp. Mortgage Revenue TOB VRDO	0.300%	2/7/11 (4)	8,695	8,695
Noblesville IN Economic Development Revenue
(Greystone Apartments Project) VRDO	0.320%	2/7/11 LOC	10,920	10,920
Purdue University Indiana CP	0.260%	2/16/11	16,109	16,109
Purdue University Indiana Student Facilities
System Revenue VRDO	0.270%	2/7/11	3,675	3,675
1 Wayne Township Marion County IN School
Building Corp. Mortgage Revenue TOB VRDO	0.280%	2/7/11 LOC	25,565	25,565
				520,455
Iowa (0.3%)
1 Des Moines IA Metropolitan Wastewater
Reclamation Authority Sewer Revenue TOB
VRDO	0.280%	2/7/11 LOC	12,815	12,815
Iowa Finance Authority Single Family Mortgage
Revenue VRDO	0.290%	2/7/11	3,500	3,500
Iowa Finance Authority Single Family Mortgage
Revenue VRDO	0.290%	2/7/11	5,330	5,330
Iowa Finance Authority Single Family Mortgage
Revenue VRDO	0.290%	2/7/11	11,700	11,700
Iowa Finance Authority Single Family Mortgage
Revenue VRDO	0.300%	2/7/11	10,800	10,800
1 Iowa Special Obligation Revenue TOB VRDO	0.300%	2/7/11	11,200	11,200

1 Iowa Special Obligation Revenue TOB VRDO	0.300%	2/7/11	3,800	3,800
Polk County IA GO	2.000%	6/1/11	3,145	3,162
				62,307
Kansas (0.4%)
1 Kansas Department of Transportation Highway
Revenue TOB VRDO	0.280%	2/7/11	6,245	6,245
Kansas Department of Transportation Highway
Revenue VRDO	0.270%	2/7/11	22,275	22,275
Sedgwick County KS Airport Facility Revenue
(FlightSafety International Inc. Project) VRDO	0.360%	2/7/11	34,000	34,000
Wichita Kansas GO Airport Renewal BAN	0.700%	2/9/12	3,085	3,086
Wichita KS Airport Facilities Revenue
(FlightSafety International Inc. Project) VRDO	0.290%	2/7/11	11,170	11,170
				76,776
Kentucky (1.2%)
Boone County KY Pollution Control Revenue
(Duke Energy Kentucky Inc. Project) VRDO	0.270%	2/7/11 LOC	4,100	4,100
Boyle County KY Hospital Revenue (Ephraim
McDowell Health Project) VRDO	0.290%	2/7/11 LOC	11,975	11,975
Jeffersontown KY Lease Program Revenue
(Kentucky League of Cities Funding Trust)
VRDO	0.280%	2/7/11 LOC	2,600	2,600
Kenton County KY Airport Board Special
FacilitiesRevenue (FlightSafety International
Inc. Project)VRDO	0.290%	2/7/11	4,600	4,600
Kenton County KY Airport Board Special
FacilitiesRevenue (FlightSafety International
Inc. Project)VRDO	0.290%	2/7/11	17,900	17,900
Kentucky Economic Development Finance
Authority Hospital Facilities Revenue (St.
Elizabeth Medical Center Inc.) VRDO	0.280%	2/7/11 LOC	5,500	5,500
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group) VRDO	0.230%	2/7/11 LOC	22,655	22,655
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group) VRDO	0.270%	2/7/11 LOC	12,000	12,000
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project) VRDO	0.280%	2/7/11 LOC	5,000	5,000
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project) VRDO	0.280%	2/7/11 LOC	35,000	35,000
Kentucky Higher Education Student Loan Corp.
Student Loan Revenue VRDO	0.420%	2/7/11 LOC	37,400	37,400
1 Kentucky Housing Corp. Housing Revenue TOB
VRDO	0.340%	2/7/11	8,895	8,895
1 Kentucky Housing Corp. Housing Revenue TOB
VRDO	0.390%	2/7/11	2,400	2,400
1 Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project) TOB VRDO	0.280%	2/7/11	10,390	10,390
1 Lexington-Fayette Urban County Airport Board
Kentucky General Airport Revenue TOB
VRDO	0.290%	2/7/11	6,660	6,660
1 Louisville & Jefferson County KY Metropolitan
Government Parking Revenue TOB VRDO	0.290%	2/7/11	7,455	7,455

1 Louisville & Jefferson County KY Metropolitan
Sewer District Sewer & Drainage System
Revenue TOB VRDO	0.340%	2/7/11 (12)	4,000	4,000
Richmond KY League of Cities Funding Lease
Program Revenue VRDO	0.290%	2/7/11 LOC	9,000	9,000
Warren County KY Revenue (Western Kentucky
University Student Life Foundation Inc.
Project) VRDO	0.300%	2/7/11 LOC	3,740	3,740
Williamstown KY League of Cities Funding Trust
Lease Revenue VRDO	0.290%	2/7/11 LOC	4,140	4,140
Williamstown KY League of Cities Funding Trust
Lease Revenue VRDO	0.290%	2/7/11 LOC	4,700	4,700
				220,110
Louisiana (1.8%)
Ascension Parish LA Industrial Development
Board Revenue (IMTT-Geismar Project)
VRDO	0.270%	2/7/11 LOC	17,000	17,000
Lake Charles LA Harbor & Terminal District
Revenue PUT	0.370%	5/31/11	22,000	22,000
Lake Charles LA Harbor & Terminal District
Revenue PUT	0.370%	5/31/11	50,000	50,000
Louisiana GO VRDO	0.260%	2/7/11 LOC	26,200	26,200
Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Project) VRDO	0.320%	2/7/11 LOC	13,900	13,900
Louisiana Public Facilities Authority Revenue
(CHRISTUS Health) VRDO	0.290%	2/7/11 LOC	12,000	12,000
Louisiana Public Facilities Authority Revenue
(International-Matex Tank Terminals Project)
VRDO	0.270%	2/7/11 LOC	30,000	30,000
Louisiana Public Facilities Authority Revenue
(International-Matex Tank Terminals Project)
VRDO	0.270%	2/7/11 LOC	34,000	34,000
Louisiana Public Facilities Authority Revenue
(Tiger Athletic Foundation Project) VRDO	0.280%	2/7/11 LOC	20,900	20,900
1 Louisiana Public Facilities Authority Student
Loan Revenue TOB VRDO	0.330%	2/7/11 LOC	44,345	44,345
1 Louisiana Public Facilities Authority Student
Loan Revenue TOB VRDO	0.330%	2/7/11 LOC	42,645	42,645
St. James Parish LA Revenue (Nustar Logistics
LP Project) VRDO	0.290%	2/7/11 LOC	12,500	12,500
St. James Parish LA Revenue (Nustar Logistics
LP Project) VRDO	0.290%	2/7/11 LOC	17,500	17,500
				342,990
Maine (0.3%)
Falmouth ME BAN	3.000%	2/15/11	28,000	28,027
1 Maine Housing Authority Mortgage Revenue
TOB VRDO	0.350%	2/7/11	5,510	5,510
1 Maine Housing Authority Mortgage Revenue
TOB VRDO	0.360%	2/7/11	3,720	3,720
Maine Housing Authority Mortgage Revenue
VRDO	0.320%	2/7/11	20,000	20,000
Maine Housing Authority Mortgage Revenue
VRDO	0.320%	2/7/11	9,000	9,000
				66,257
Maryland (2.3%)
Baltimore County MD Metropolitan District CP	0.270%	2/18/11	23,000	23,000

Baltimore County MD Metropolitan District CP	0.280%	2/22/11	19,400	19,400
Baltimore MD Consolidated Public Improvement
GO	5.000%	2/1/12	1,000	1,046
Howard County MD CP	0.300%	3/8/11	28,500	28,500
1 Maryland Department of Housing & Community
Development Revenue TOB VRDO	0.350%	2/7/11	7,550	7,550
1 Maryland Department of Housing & Community
Development Revenue TOB VRDO	0.350%	2/7/11	6,325	6,325
1 Maryland Department of Housing & Community
Development Revenue TOB VRDO	0.360%	2/7/11	5,095	5,095
1 Maryland Department of Housing & Community
Development Revenue TOB VRDO	0.390%	2/7/11	7,520	7,520
1 Maryland Department of Housing & Community
Development Revenue TOB VRDO	0.390%	2/7/11	4,430	4,430
1 Maryland Department of Housing & Community
Development Revenue TOB VRDO	0.390%	2/7/11	4,245	4,245
Maryland Department of Housing & Community
Development Revenue VRDO	0.310%	2/7/11	7,850	7,850
Maryland Department of Housing & Community
Development Revenue VRDO	0.320%	2/7/11	19,000	19,000
Maryland GO	5.000%	8/1/11	13,280	13,588
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Hospital)
VRDO	0.260%	2/7/11 LOC	8,100	8,100
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins University)
CP	0.300%	2/10/11	25,900	25,900
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins University)
CP	0.300%	3/8/11	15,141	15,141
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins University)
CP	0.310%	3/8/11	9,000	9,000
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins University)
CP	0.310%	3/15/11	16,765	16,765
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins University)
CP	0.310%	4/6/11	15,150	15,150
1 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins University)
TOB VRDO	0.280%	2/7/11	7,660	7,660
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins University)
VRDO	0.250%	2/7/11	13,500	13,500
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins University)
VRDO	0.260%	2/7/11 LOC	5,085	5,085
Maryland Health & Higher Educational Facilities
Authority Revenue (Suburban Hospital) VRDO	0.260%	2/7/11 LOC	9,775	9,775
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System) VRDO	0.260%	2/7/11 LOC	5,000	5,000
1 Maryland Transportation Authority Facilities
Projects Revenue TOB VRDO	0.280%	2/7/11 (4)	15,465	15,465
1 Maryland Transportation Authority Facilities
Projects Revenue TOB VRDO	0.290%	2/7/11 (4)	8,800	8,800

1 Maryland Transportation Authority Facilities
Projects Revenue TOB VRDO	0.300%	2/7/11 (4)	13,860	13,860
Maryland Transportation Authority Passenger
Facility Charge Revenue (BWI Airport) VRDO	0.280%	2/7/11 LOC	18,150	18,150
Montgomery County MD CP	0.260%	2/2/11	10,000	10,000
Montgomery County MD CP	0.310%	2/4/11	11,000	11,000
Montgomery County MD CP	0.350%	2/10/11	30,500	30,500
Montgomery County MD CP	0.350%	2/10/11	6,000	6,000
University of Maryland System Auxiliary Facility
& Tuition Revenue	3.000%	4/1/11	1,000	1,004
University of Maryland System Auxiliary Facility
& Tuition Revenue	5.000%	4/1/11 (Prere.)	5,330	5,370
University of Maryland System Auxiliary Facility
& Tuition Revenue	5.000%	4/1/11 (Prere.)	5,000	5,038
Washington Suburban Sanitation District
Maryland GO VRDO	0.270%	2/7/11	29,000	29,000
				432,812
Massachusetts (2.2%)
Boston MA GO	2.000%	4/1/11	5,005	5,018
Massachusetts Department of Transportation
Metropolitan Highway System Revenue
VRDO	0.230%	2/7/11	33,000	33,000
Massachusetts Department of Transportation
Metropolitan Highway System Revenue
VRDO	0.290%	2/7/11	25,130	25,130
Massachusetts Development Finance Agency
Revenue (Cushing Academy Issue) VRDO	0.270%	2/7/11 LOC	12,115	12,115
Massachusetts Development Finance Agency
Revenue (Fay School) VRDO	0.270%	2/7/11 LOC	10,800	10,800
Massachusetts Development Finance Agency
Revenue (Partners Healthcare) VRDO	0.230%	2/7/11	25,000	25,000
Massachusetts Development Finance Agency
Revenue (Shady Hill) VRDO	0.290%	2/7/11 LOC	9,900	9,900
Massachusetts Development Finance Agency
Revenue (Wentworth Institute of Technology)
VRDO	0.300%	2/7/11 LOC	16,600	16,600
1 Massachusetts Educational Financing Authority
Education Loan Revenue TOB VRDO	0.350%	2/7/11 (12)	3,955	3,955
Massachusetts GO RAN	2.000%	5/26/11	20,000	20,106
Massachusetts GO RAN	2.000%	6/23/11	41,875	42,147
1 Massachusetts GO TOB VRDO	0.280%	2/7/11	13,545	13,545
1 Massachusetts GO TOB VRDO	0.290%	2/7/11	23,935	23,935
1 Massachusetts GO TOB VRDO	0.290%	2/7/11	16,935	16,935
1 Massachusetts GO TOB VRDO	0.290%	2/7/11 LOC	15,250	15,250
1 Massachusetts GO TOB VRDO	0.290%	2/7/11 LOC	8,500	8,500
1 Massachusetts GO TOB VRDO	0.340%	2/7/11 (4)	1,850	1,850
Massachusetts GO VRDO	0.250%	2/7/11	11,500	11,500
Massachusetts GO VRDO	0.320%	2/7/11	3,000	3,000
Massachusetts Health & Educational Facilities
Authority Revenue (Cil Realty) VRDO	0.290%	2/7/11 LOC	4,000	4,000
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University) CP	0.290%	4/7/11	8,500	8,500
1 Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) TOB VRDO	0.290%	2/7/11	10,000	10,000

Massachusetts Health & Educational Facilities
Authority Revenue (Pool Loan Program)
VRDO	0.300%	2/7/11 LOC	28,700	28,700
1 Massachusetts Housing Finance Agency
Multifamily Housing Revenue TOB VRDO	0.350%	2/7/11	5,515	5,515
1 Massachusetts Housing Finance Agency
Multifamily Housing Revenue TOB VRDO	0.360%	2/7/11	10,635	10,635
1 Massachusetts School Building Authority
Dedicated Sales Tax Revenue TOB VRDO	0.290%	2/7/11	7,535	7,535
1 Massachusetts Water Pollution Abatement Trust
Revenue TOB VRDO	0.290%	2/7/11	3,240	3,240
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.290%	2/7/11	5,000	5,000
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.290%	2/7/11 (4)	7,300	7,300
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.290%	2/7/11	15,600	15,600
Massachusetts Water Resources Authority
Revenue VRDO	0.280%	2/7/11	8,385	8,385
Shrewsbury MA GO	5.000%	8/15/11 (Prere.)	1,030	1,066
Shrewsbury MA GO	5.000%	8/15/11 (Prere.)	1,900	1,966
Shrewsbury MA GO	5.000%	8/15/11 (Prere.)	3,185	3,295
Shrewsbury MA GO	5.000%	8/15/11 (Prere.)	1,000	1,034
				420,057
Michigan (3.3%)
Jackson County MI Hospital Finance Authority
Hospital Revenue (W.A. Foote Memorial
Hospital) VRDO	0.310%	2/7/11 (12)	10,000	10,000
Kent Hospital MI Finance Authority Revenue
(Spectrum Health) VRDO	0.280%	2/7/11 LOC	30,000	30,000
Michigan Building Authority Revenue CP	0.300%	3/10/11 LOC	37,690	37,690
Michigan Building Authority Revenue CP	0.300%	3/10/11 LOC	26,160	26,160
Michigan Finance Authority State Aid RAN	2.000%	8/19/11	15,000	15,098
Michigan Finance Authority State Aid RAN	2.000%	8/22/11 LOC	27,000	27,240
1 Michigan Higher Education Student Loan
Authority Revenue TOB VRDO	0.330%	2/7/11 LOC	59,245	59,245
1 Michigan Higher Education Student Loan
Authority Revenue TOB VRDO	0.330%	2/7/11 LOC	66,995	66,995
1 Michigan Higher Education Student Loan
Authority Revenue TOB VRDO	0.330%	2/7/11 LOC	67,945	67,945
1 Michigan Higher Education Student Loan
Authority Revenue TOB VRDO	0.330%	2/7/11 LOC	36,545	36,545
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) VRDO	0.280%	2/7/11	20,545	20,545
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) VRDO	0.280%	2/7/11	25,000	25,000
Michigan Hospital Finance Authority Revenue
(Holland Community Hospital) VRDO	0.290%	2/7/11 LOC	6,900	6,900
Michigan Hospital Finance Authority Revenue
(McClaren Health) VRDO	0.280%	2/7/11 LOC	12,000	12,000
Michigan Hospital Finance Authority Revenue
(Trinity Health) CP	0.300%	3/8/11	7,000	7,000
Michigan Hospital Finance Authority Revenue
(Trinity Health) CP	0.290%	4/6/11	11,420	11,420
Michigan Housing Development Authority
Revenue (Rental Housing) VRDO	0.360%	2/7/11	8,595	8,595

Michigan Housing Development Authority Single
Family Mortgage Revenue VRDO	0.290%	2/7/11 LOC	23,220	23,220
Michigan Housing Development Authority Single
Family Mortgage Revenue VRDO	0.320%	2/7/11 LOC	20,000	20,000
1 Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund) TOB
VRDO	0.280%	2/7/11	3,845	3,845
Michigan State University Revenue CP	0.290%	3/3/11	18,250	18,250
Michigan TAN	2.000%	9/30/11	44,000	44,455
Oakland County MI Economic Development
Corp. Revenue (Cranbrook Educational
Community Project) VRDO	0.300%	2/7/11 LOC	16,215	16,215
Regents of the University of Michigan CP	0.270%	2/8/11	20,710	20,710
University of Michigan Hospital Medical Service
Plan Revenue VRDO	0.250%	2/7/11	1,600	1,600
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)
VRDO	0.280%	2/7/11 LOC	10,000	10,000
1 Wayne State University Michigan Revenue TOB
VRDO	0.340%	2/7/11 (4)	5,295	5,295
				631,968
Minnesota (2.0%)
1 Hennepin County MN Sales Tax Revenue TOB
VRDO	0.290%	2/7/11	23,640	23,640
1 Minneapolis MN Health Care System Revenue
(Fairview Health Services) TOB VRDO	0.290%	2/7/11 LOC	15,000	15,000
Minnesota GO	5.000%	10/1/11 (Prere.)	10,000	10,305
1 Minnesota GO TOB VRDO	0.290%	2/7/11	3,510	3,510
Minnesota Higher Education Facilities Authority
Revenue (Carleton College) VRDO	0.280%	2/7/11	8,650	8,650
Minnesota Housing Finance Agency Residential
Housing Revenue VRDO	0.300%	2/7/11	12,705	12,705
Minnesota Housing Finance Agency Residential
Housing Revenue VRDO	0.300%	2/7/11	14,500	14,500
Minnesota Office of Higher Education Revenue
(Supply Student Loan) VRDO	0.310%	2/7/11 LOC	7,000	7,000
Minnesota School District TAN	2.000%	9/1/11	11,220	11,326
Minnesota School District TRAN	2.000%	9/1/11	10,000	10,095
Regents of the University of Minnesota CP	0.290%	4/6/11	22,313	22,313
Regents of the University of Minnesota CP	0.280%	4/7/11	10,000	10,000
Rochester MN Healthcare Facilities Revenue
(Mayo Foundation) CP	0.320%	2/3/11	13,000	13,000
Rochester MN Healthcare Facilities Revenue
(Mayo Foundation) CP	0.270%	2/7/11	12,500	12,500
Rochester MN Healthcare Facilities Revenue
(Mayo Foundation) CP	0.260%	2/8/11	7,000	7,000
Rochester MN Healthcare Facilities Revenue
(Mayo Foundation) CP	0.270%	2/8/11	20,000	20,000
Rochester MN Healthcare Facilities Revenue
(Mayo Foundation) CP	0.260%	2/10/11	3,000	3,000
Rochester MN Healthcare Facilities Revenue
(Mayo Foundation) CP	0.310%	2/15/11	25,000	25,000
Rochester MN Healthcare Facilities Revenue
(Mayo Foundation) CP	0.260%	3/3/11	15,000	15,000
Rochester MN Healthcare Facilities Revenue
(Mayo Foundation) CP	0.260%	3/3/11	5,000	5,000

Rochester MN Healthcare Facilities Revenue
(Mayo Foundation) CP	0.270%	3/3/11	25,000	25,000
Rochester MN Healthcare Facilities Revenue
(Mayo Foundation) CP	0.300%	3/7/11	12,100	12,100
Rochester MN Healthcare Facilities Revenue
(Mayo Foundation) CP	0.310%	3/8/11	19,000	19,000
Rochester MN Healthcare Facilities Revenue
(Mayo Foundation) CP	0.330%	3/15/11	25,000	25,000
Rochester MN Healthcare Facilities Revenue
(Mayo Foundation) CP	0.290%	4/1/11	10,000	10,000
Rochester MN Healthcare Facilities Revenue
(Mayo Foundation) CP	0.290%	4/1/11	10,000	10,000
University of Minnesota CP	0.280%	4/7/11	4,585	4,585
University of Minnesota Revenue CP	0.290%	3/8/11	12,000	12,000
University of Minnesota Revenue VRDO	0.300%	2/7/11	5,500	5,500
				372,729
Mississippi (0.6%)
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (SG Resources Mississippi LLC
Project) VRDO	0.270%	2/7/11 LOC	12,000	12,000
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (SG Resources Mississippi LLC
Project) VRDO	0.270%	2/7/11 LOC	43,000	43,000
Mississippi Business Finance Corp. Health Care
Facilities Revenue (Rush Medical Foundation
Project)VRDO	0.260%	2/7/11 LOC	9,600	9,600
Mississippi Business Finance Corp. Revenue
(Hattiesburg Project) VRDO	0.290%	2/7/11 LOC	10,900	10,900
Mississippi Business Finance Corp. Revenue
(Renaissance at Colony Park LLC Project)
VRDO	0.280%	2/7/11 LOC	17,000	17,000
1 Mississippi Development Bank Special
Obligation Revenue (Capital City Convention
Center Project) TOB VRDO	0.280%	2/7/11 LOC	5,000	5,000
Mississippi Development Bank Special
Obligation Revenue (Magnolia Regional
Health Project) VRDO	0.290%	2/7/11 LOC	5,000	5,000
Mississippi Hospital Equipment & Facilities
Authority Revenue (North Mississippi Health
Services) VRDO	0.260%	2/7/11	8,000	8,000
				110,500
Missouri (1.4%)
1 Columbia MO Special Obligation Electrical
Improvement Revenue TOB VRDO	0.280%	2/7/11 LOC	16,680	16,680
Curators of the University of Missouri System
Facilities Revenue VRDO	0.260%	2/7/11	23,865	23,865
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Bethesda
Health Group) VRDO	0.300%	2/1/11 LOC	7,265	7,265
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health) CP	0.290%	3/8/11 LOC	7,000	7,000
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Sisters of
Mercy Health System) VRDO	0.250%	2/7/11	16,700	16,700

Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Sisters of
Mercy Health System) VRDO	0.260%	2/7/11	60,000	60,000
Missouri Health & Educational Facilities
Authority Revenue (Ascension Health Credit
Group) PUT	0.480%	5/4/11	20,000	20,000
1 Missouri Health & Educational Facilities
Authority Revenue (Washington University)
TOB VRDO	0.280%	2/7/11	13,980	13,980
1 Missouri Health & Educational Facilities
Authority Revenue (Washington University)
TOB VRDO	0.290%	2/7/11	11,300	11,300
Missouri Higher Education Student Loan
Authority Student Loan Revenue VRDO	0.370%	2/7/11 LOC	30,250	30,250
1 Missouri Highways & Transportation
Commission Revenue (State Road) TOB
VRDO	0.280%	2/7/11	25,435	25,435
Missouri Highways & Transportation
Commission Road Revenue VRDO	0.290%	2/7/11 LOC	11,400	11,400
1 Missouri Housing Development Corp. Single
Family Mortgage Revenue TOB VRDO	0.440%	2/7/11	4,795	4,795
St. Louis MO General Fund RAN	2.000%	6/1/11	20,000	20,095
				268,765
Montana (0.1%)
Montana Board of Investments Revenue
(INTERCAP Revolving Program) PUT	0.500%	3/1/11	14,650	14,650

Multiple States (4.8%)
Federal Home Loan Mortgage Corp. Multifamily
Housing Revenue TOB VRDO	0.330%	2/7/11 LOC	38,668	38,668
1 Federal Home Loan Mortgage Corp. Multifamily
Housing Revenue TOB VRDO	0.340%	2/7/11 LOC	19,110	19,110
1 Federal Home Loan Mortgage Corp. Multifamily
Housing Revenue TOB VRDO	0.360%	2/7/11 LOC	298,535	298,535
1 Nuveen Insured Municipal Opportunity Fund
VRDP VRDO	0.540%	2/7/11 LOC	150,000	150,000
1 Nuveen Municipal Advantage Fund VRDP
VRDO	0.490%	2/7/11 LOC	34,100	34,100
1 Nuveen Municipal Market Opportunity Fund
VRDP VRDO	0.490%	2/7/11 LOC	97,500	97,500
1 Nuveen Premium Income Municipal Fund 4
VRDP VRDO	0.490%	2/7/11 LOC	150,000	150,000
1 Nuveen Premium Insured Municipal Fund VRDP
VRDO	0.540%	2/7/11 LOC	24,000	24,000
1 Nuveen Quality Income Municipal Fund Inc
VRDP VRDO	0.490%	2/7/11 LOC	100,000	100,000
				911,913
Nebraska (1.3%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 2) VRDO	0.290%	2/7/11	89,310	89,310
1 Nebraska Investment Finance Authority
MultifamilyHousing Revenue (Riverbend
Apartments Project) VRDO	0.310%	2/7/11 LOC	6,000	6,000
1 Nebraska Investment Finance Authority Single
Family Housing Revenue TOB VRDO	0.360%	2/7/11	2,250	2,250
Nebraska Investment Finance Authority Single
Family Housing Revenue VRDO	0.280%	2/7/11	25,000	25,000

Nebraska Investment Finance Authority Single
Family Housing Revenue VRDO	0.300%	2/7/11	40,000	40,000
1 Nebraska Public Power District Revenue TOB
VRDO	0.290%	2/7/11 (4)	14,925	14,925
1 Nebraska Public Power District Revenue TOB
VRDO	0.300%	2/7/11 (13)	15,995	15,995
1 Omaha NE Public Power District Electric
Revenue TOB VRDO	0.280%	2/7/11	10,135	10,135
1 Omaha NE Public Power District Electric
Revenue TOB VRDO	0.290%	2/7/11	6,975	6,975
1 Omaha NE Public Power District Electric
Revenue TOB VRDO	0.300%	2/7/11 (13)	9,810	9,810
1 Omaha NE Public Power District Separate
Electric Revenue TOB VRDO	0.300%	2/7/11 (13)	34,610	34,610
				255,010
Nevada (1.5%)
Clark County NV Airport BAN	2.500%	6/1/11	22,000	22,136
1 Clark County NV GO TOB VRDO	0.290%	2/7/11 LOC	27,880	27,880
1 Clark County NV GO TOB VRDO	0.290%	2/7/11	14,295	14,295
1 Clark County NV GO TOB VRDO	0.360%	2/7/11	9,770	9,770
Clark County NV Industrial Development
Revenue (Southwest Gas Corp. Project)
VRDO	0.310%	2/7/11 LOC	18,800	18,800
1 Clark County NV School District GO TOB VRDO	0.280%	2/7/11	18,765	18,765
1 Clark County NV Water Reclamation District GO
TOB VRDO	0.290%	2/7/11	5,000	5,000
1 Clark County NV Water Reclamation District GO
TOB VRDO	0.290%	2/7/11	6,085	6,085
1 Clark County NV Water Reclamation District GO
TOB VRDO	0.290%	2/7/11	7,495	7,495
1 Las Vegas NV GO TOB VRDO	0.290%	2/7/11	10,850	10,850
Las Vegas Valley Water District Nevada CP	0.320%	2/10/11	16,145	16,145
Las Vegas Valley Water District Nevada CP	0.320%	2/10/11	36,000	36,000
1 Las Vegas Valley Water District Nevada GO
TOB VRDO	0.290%	2/7/11	35,980	35,980
1 Las Vegas Valley Water District Nevada GO
TOB VRDO	0.290%	2/7/11	4,685	4,685
1 Nevada GO TOB VRDO	0.350%	2/7/11	9,400	9,400
1 Nevada Higher Education Revenue TOB VRDO	0.280%	2/7/11 LOC	13,035	13,035
Nevada Housing Division Multi-Unit Housing
Revenue (City Center Project) VRDO	0.420%	2/7/11 LOC	7,440	7,440
1 Nevada System of Higher Education University
Revenue TOB VRDO	0.340%	2/7/11	10,575	10,575
Reno NV Hospital Revenue (Renown Regional
Medical Center Project) VRDO	0.290%	2/7/11 LOC	5,500	5,500
				279,836
New Hampshire (0.1%)
1 New Hampshire Health & Education Facilities
Authority Revenue (Dartmouth College) TOB
VRDO	0.290%	2/7/11	10,000	10,000
1 New Hampshire Housing Finance Authority
Single Family Mortgage Revenue TOB VRDO	0.420%	2/7/11	1,875	1,875
				11,875
New Jersey (0.8%)
1 New Jersey GO TOB PUT	0.300%	3/16/11	100,000	100,000
1 New Jersey GO TOB VRDO	0.270%	2/1/11	24,900	24,900

1 Nuveen New Jersey Premium Income Municipal
Fund VRDP VRDO	0.540%	2/7/11 LOC	20,000	20,000
				144,900
New Mexico (1.0%)
1 New Mexico Educational Assistance Foundation
Revenue TOB VRDO	0.400%	2/7/11	24,495	24,495
New Mexico Educational Assistance Foundation
Revenue VRDO	0.320%	2/7/11 LOC	10,300	10,300
New Mexico Educational Assistance Foundation
Revenue VRDO	0.320%	2/7/11 LOC	10,000	10,000
New Mexico Educational Assistance Foundation
Revenue VRDO	0.320%	2/7/11 LOC	4,300	4,300
1 New Mexico Finance Authority Revenue TOB
VRDO	0.280%	2/7/11	10,710	10,710
1 New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) TOB VRDO	0.290%	2/7/11	7,375	7,375
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.300%	2/7/11	10,505	10,505
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.300%	2/7/11	20,605	20,605
New Mexico Municipal Energy Acquisition
Authority Gas Supply Revenue VRDO	0.290%	2/7/11	70,100	70,100
New Mexico TRAN	2.000%	6/30/11	20,000	20,138
				188,528
New York (3.1%)
Metropolitan New York Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.260%	2/7/11 LOC	18,205	18,205
Metropolitan New York Transportation Authority
Revenue VRDO	0.260%	2/7/11 LOC	35,790	35,790
New York City NY GO VRDO	0.250%	2/7/11 LOC	6,905	6,905
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (2 Gold
Street) VRDO	0.250%	2/7/11	22,500	22,500
New York City NY Industrial Development
Agency Civic Facility Revenue (New York Law
School) VRDO	0.270%	2/7/11 LOC	20,000	20,000
New York City NY Industrial Development
Agency Civic Facility Revenue (New York Law
School) VRDO	0.290%	2/7/11 LOC	20,000	20,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.230%	2/1/11	12,400	12,400
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.260%	2/1/11	7,455	7,455
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.260%	2/7/11	15,000	15,000
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.270%	2/7/11	16,625	16,625
New York Liberty Development Corp. Revenue
PUT	0.350%	8/4/11	91,590	91,590
New York Liberty Development Corp. Revenue
PUT	0.420%	1/19/12	35,000	35,000

New York Metropolitan Transportation Authority
Revenue CP	0.310%	2/3/11 LOC	25,000	25,000
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement) VRDO	0.250%	2/7/11 LOC	12,200	12,200
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.290%	2/7/11	6,420	6,420
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.290%	2/7/11	3,510	3,510
1 New York State Dormitory Authority Revenue
(The New School) TOB VRDO	0.290%	2/7/11 LOC	20,595	20,595
New York State Housing Finance Agency
Housing Revenue (Avalon Bowery Place I)
VRDO	0.250%	2/7/11 LOC	26,900	26,900
1 Nuveen New York Investment Quality Municipal
Fund VRDP VRDO	0.540%	2/7/11 LOC	20,000	20,000
1 Nuveen New York Quality Income Municipal
Fund VRDP VRDO	0.540%	2/7/11 LOC	10,000	10,000
Suffolk County NY TAN	2.000%	8/11/11	107,000	107,838
Suffolk County NY TAN	1.500%	9/13/11	15,000	15,103
Suffolk County NY TAN	2.000%	9/13/11	15,000	15,149
1 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.290%	2/7/11	4,000	4,000
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.280%	2/7/11 (4)	22,655	22,655
				590,840
North Carolina (4.3%)
Cary NC GO VRDO	0.250%	2/7/11	21,830	21,830
Charlotte NC Airport Revenue VRDO	0.290%	2/7/11 LOC	6,200	6,200
Charlotte NC GO CP	0.450%	2/7/11	6,694	6,694
Charlotte NC GO CP	0.470%	2/7/11	7,788	7,788
Charlotte NC GO CP	0.370%	7/11/11	6,395	6,395
Charlotte NC GO CP	0.420%	8/4/11	5,384	5,384
1 Charlotte NC Water & Sewer System Revenue
TOB VRDO	0.290%	2/7/11	5,965	5,965
Durham County NC Industrial Facilities &
Pollution Control Finance Authority Revenue
(Chesterfield Project) PUT	0.450%	4/14/11	9,000	9,000
Durham NC COP VRDO	0.270%	2/7/11 LOC	32,985	32,985
Durham NC Revenue	4.000%	10/1/11	2,600	2,661
Forsyth County NC GO VRDO	0.290%	2/7/11	1,900	1,900
Guilford County NC GO VRDO	0.260%	2/7/11	6,700	6,700
Lower Cape Fear NC Water & Sewer Authority
Special Facility Revenue (Bladen Bluffs
Project) VRDO	0.310%	2/7/11 LOC	6,065	6,065
Mecklenburg County NC COP VRDO	0.300%	2/7/11	8,400	8,400
Mecklenburg County NC GO VRDO	0.330%	2/7/11	7,000	7,000
Mecklenburg County NC GO VRDO	0.330%	2/7/11	7,000	7,000
Mecklenburg County NC GO VRDO	0.330%	2/7/11	7,000	7,000
North Carolina Capital Facilities Finance Agency
Educational Facilities Revenue (Campbell
University) VRDO	0.300%	2/7/11 LOC	11,400	11,400
North Carolina Capital Facilities Finance Agency
Educational Facilities Revenue (Methodist
College)VRDO	0.290%	2/7/11 LOC	15,095	15,095

North Carolina Capital Facilities Finance Agency
Recreational Facilities Revenue (YMCA of
Greater Winston-Salem) VRDO	0.290%	2/7/11 LOC	10,200	10,200
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.290%	2/7/11	7,310	7,310
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.290%	2/7/11	10,000	10,000
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.290%	2/7/11	11,100	11,100
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.290%	2/7/11	15,700	15,700
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.290%	2/7/11	12,000	12,000
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.290%	2/7/11	14,100	14,100
North Carolina Capital Facilities Finance Agency
Revenue (Triangle Aquatic Center Project)
VRDO	0.290%	2/7/11 LOC	7,470	7,470
North Carolina Capital Facilities Finance Agency
Revenue (YMCA of the Triangle) VRDO	0.410%	2/7/11 LOC	14,450	14,450
1 North Carolina Capital Improvement GO TOB
VRDO	0.280%	2/7/11	10,800	10,800
North Carolina Education Assistance Authority
Student Loan Revenue VRDO	0.310%	2/7/11 LOC	41,700	41,700
North Carolina Education Assistance Authority
Student Loan Revenue VRDO	0.350%	2/7/11 LOC	23,700	23,700
North Carolina GO	4.000%	5/1/11	19,385	19,556
1 North Carolina Infrastructure Financial Corp.
COP TOB VRDO	0.290%	2/7/11	29,085	29,085
North Carolina Medical Care Commission Health
Care Facilities Revenue (Duke University
Health System) VRDO	0.270%	2/7/11	95,530	95,530
North Carolina Medical Care Commission Health
Care Facilities Revenue (Lenoir Memorial
Hospital Project) VRDO	0.290%	2/7/11 LOC	8,315	8,315
North Carolina Medical Care Commission Health
Care Facilities Revenue (Lenoir Memorial
Hospital Project) VRDO	0.300%	2/7/11 LOC	13,855	13,855
North Carolina Medical Care Commission Health
Care Facilities Revenue (University Health
Systems ofEastern Carolina) VRDO	0.270%	2/7/11 LOC	15,130	15,130
North Carolina Medical Care Commission Health
Care Facilities Revenue (University Health
Systems ofEastern Carolina) VRDO	0.280%	2/7/11 LOC	38,300	38,300
North Carolina Medical Care Commission Health
Care Facilities Revenue (University Health
Systems ofEastern Carolina) VRDO	0.330%	2/7/11 LOC	10,995	10,995
North Carolina Medical Care Commission Health
Care Facilities Revenue (Wake Forest
University Health Sciences) VRDO	0.260%	2/7/11 LOC	38,050	38,050

North Carolina Medical Care Commission Health
Care Facilities Revenue (Wake Forest
University Health Sciences) VRDO	0.330%	2/7/11 LOC	5,000	5,000
North Carolina Medical Care Commission Health
Care Facilities Revenue (WakeMed) VRDO	0.290%	2/7/11 LOC	14,295	14,295
North Carolina Medical Care Commission Health
Care Facilities Revenue (WakeMed) VRDO	0.290%	2/7/11 LOC	28,000	28,000
1 North Carolina Medical Care Commission
Hospital Revenue (Baptist Hospital) TOB
VRDO	0.290%	2/7/11	5,000	5,000
North Carolina Medical Care Commission
Hospital Revenue (Baptist Hospital) VRDO	0.270%	2/7/11 LOC	9,680	9,680
North Carolina Medical Care Commission
Hospital Revenue (Moses H. Cone Memorial
Hospital) VRDO	0.310%	2/7/11	36,960	36,960
Raleigh Durham NC Airport Authority Revenue
VRDO	0.250%	2/7/11 LOC	10,800	10,800
1 Sampson County NC COP TOB VRDO	0.300%	2/7/11 LOC	5,000	5,000
Union County NC GO VRDO	0.270%	2/7/11	3,600	3,600
Union County NC GO VRDO	0.270%	2/7/11	6,095	6,095
1 University of North Carolina University Revenue
TOB VRDO	0.290%	2/7/11	4,960	4,960
1 University of North Carolina University Revenue
TOB VRDO	0.290%	2/7/11	6,710	6,710
1 University of North Carolina University Revenue
TOB VRDO	0.360%	2/7/11	6,900	6,900
1 Wake County NC Limited Obligation Revenue
TOB VRDO	0.290%	2/7/11	6,750	6,750
Wake County NC Public Improvement GO
VRDO	0.280%	2/7/11	21,000	21,000
Winston-Salem NC Water & Sewer System
Revenue VRDO	0.270%	2/7/11	6,000	6,000
Winston-Salem NC Water & Sewer System
Revenue VRDO	0.270%	2/7/11	22,500	22,500
				822,058
North Dakota (0.2%)
North Dakota Housing Finance Agency Home
Mortgage Revenue VRDO	0.260%	2/7/11	21,850	21,850
North Dakota Housing Finance Agency Home
Mortgage Revenue VRDO	0.310%	2/7/11	9,600	9,600
				31,450
Ohio (2.2%)
Akron OH BAN	1.125%	12/8/11	1,715	1,722
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.300%	2/7/11 LOC	8,000	8,000
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.330%	2/7/11 LOC	8,100	8,100
Cleveland OH Water BAN	2.000%	7/28/11	21,000	21,127
Cleveland-Cuyahoga County OH Port Authority
Revenue (Carnegie/89th Garage & Service
Center LLC Project) VRDO	0.270%	2/7/11 LOC	1,860	1,860
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.270%	2/7/11	20,000	20,000
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.290%	2/7/11 LOC	10,000	10,000

Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.290%	2/7/11 LOC	45,600	45,600
Delaware County OH Port Authority Economic
Development Revenue (Columbus Zoological
Park Association Project) VRDO	0.290%	2/7/11 LOC	5,480	5,480
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.260%	2/7/11 LOC	6,910	6,910
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.280%	2/7/11	34,500	34,500
Franklin County OH Hospital Facilities Revenue
(US Health Corp. of Columbus) VRDO	0.260%	2/7/11 LOC	13,030	13,030
Lancaster Port Authority Ohio Gas Revenue
VRDO	0.290%	2/7/11	56,915	56,915
1 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.290%	2/7/11 (4)	9,810	9,810
Miamisburg OH City School District BAN	1.500%	7/20/11	13,500	13,550
Middletown OH Hospital Facilities Revenue
(Atrium Medical Center) VRDO	0.290%	2/7/11 LOC	6,770	6,770
Milford OH Exempt Village School District
School Improvement GO	5.125%	12/1/11 (Prere.)	7,125	7,404
1 Ohio Air Quality Development Authority
Revenue (Dayton Power & Light Co. Project)
TOB VRDO	0.350%	2/7/11 (13)	5,320	5,320
Ohio Common Schools GO VRDO	0.250%	2/7/11	16,230	16,230
Ohio GO VRDO	0.250%	2/7/11	13,350	13,350
Ohio GO VRDO	0.250%	2/7/11	31,195	31,195
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) CP	0.320%	2/8/11	13,000	13,000
Ohio Infrastructure Improvement GO VRDO	0.250%	2/7/11	9,520	9,520
Ohio State University General Receipts
Revenue VRDO	0.250%	2/7/11	10,995	10,995
Oregon OH BAN	2.000%	9/7/11	3,500	3,526
Pickerington OH Local School District (School
Facilities Construction & Improvement) GO	5.000%	12/1/11 (Prere.)	8,000	8,305
Toledo-Lucas County OH Port Authority Airport
Development Revenue (FlightSafety
International Inc.)VRDO	0.290%	2/7/11	10,300	10,300
University of Cincinnati Ohio General Receipts
BAN	1.500%	5/12/11	15,900	15,910
University of Cincinnati Ohio General Receipts
BAN	1.500%	7/21/11	2,500	2,510
University of Cincinnati Ohio General Receipts
BAN	2.000%	12/16/11	2,900	2,938
				413,877
Oklahoma (0.4%)
Oklahoma Development Finance Authority
Health System Revenue (Integris Baptist)
VRDO	0.290%	2/7/11 (12)	8,750	8,750
1 Oklahoma Housing Finance Agency Single
Family Mortgage Revenue (Homeownership
Loan Program) TOB VRDO	0.360%	2/7/11	5,845	5,845
1 Oklahoma Student Loan Authority Revenue
TOB VRDO	0.290%	2/7/11	24,995	24,995
Oklahoma Student Loan Authority Revenue
VRDO	0.370%	2/7/11 LOC	8,900	8,900

Oklahoma Turnpike Authority Revenue VRDO	0.280%	2/7/11	34,150	34,150
				82,640
Oregon (1.7%)
Clackamas County OR Hospital Facility
Authority Revenue (Legacy Health System)
VRDO	0.260%	2/7/11 LOC	11,800	11,800
Clackamas County OR Hospital Facility
Authority Revenue (Providence Health
System) CP	0.330%	2/3/11	10,000	10,000
Clackamas County OR Hospital Facility
Authority Revenue (Providence Health
System) CP	0.340%	2/3/11	8,000	8,000
Clackamas County OR Hospital Facility
Authority Revenue (Providence Health
System) CP	0.310%	3/7/11	21,525	21,525
Clackamas County OR Hospital Facility
Authority Revenue (Providence Health
System) CP	0.320%	5/4/11	40,000	40,000
1 Oregon Department Administrative Services
COP TOB VRDO	0.280%	2/7/11 LOC	15,470	15,470
Oregon Facilities Authority Revenue (Reed
College Projects) VRDO	0.320%	2/7/11	45,085	45,085
Oregon Health Sciences University Revenue
VRDO	0.300%	2/7/11 LOC	16,900	16,900
1 Oregon Housing & Community Service
Department Single Family Mortgage Revenue
TOB VRDO	0.390%	2/7/11	8,665	8,665
Oregon Housing & Community Service
Department Single Family Mortgage Revenue
VRDO	0.280%	2/7/11	15,000	15,000
Oregon Housing & Community Services
Department Mortgage Revenue VRDO	0.260%	2/7/11	6,190	6,190
Oregon TAN	2.000%	6/30/11	100,000	100,655
Salem OR Hospital Facility Authority Revenue
(Salem Hospital Project) VRDO	0.300%	2/7/11 LOC	20,000	20,000
Salem OR Hospital Facility Authority Revenue
(Salem Hospital Project) VRDO	0.340%	2/7/11 LOC	12,500	12,500
				331,790
Pennsylvania (0.9%)
1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.290%	2/7/11	4,000	4,000
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)
PUT	0.490%	7/14/11	10,650	10,650
Emmaus PA General Authority Revenue VRDO	0.300%	2/7/11 LOC	700	700
Lancaster County PA Convention Center
Authority Revenue (Hotel Room Rental Tax)
VRDO	0.290%	2/7/11 LOC	9,460	9,460
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	0.310%	2/7/11	4,000	4,000
1 Nuveen Pennsylvania Premium Income
Municipal Fund 2 VRDP VRDO	0.540%	2/7/11 LOC	22,000	22,000
Pennsylvania GO TOB PUT	0.290%	2/16/11	50,000	50,000
1 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	0.360%	2/7/11	15,930	15,930

Pennsylvania State University Revenue VRDO	0.250%	2/7/11	24,500	24,500
Temple University of the Commonwealth
System of Higher Education Pennsylvania
University Funding Obligation RAN	1.500%	4/6/11	30,000	30,051
Washington County PA Authority Revenue
(Girard Estate Project) VRDO	0.300%	2/7/11 LOC	8,540	8,540
				179,831
Puerto Rico (0.1%)
Puerto Rico Public Finance Corp. Revenue	5.500%	2/1/12 (Prere.)	10,000	10,492

Rhode Island (0.6%)
1 Narragansett RI Commission WasteWater
System Revenue TOB VRDO	0.280%	2/7/11 LOC	11,875	11,875
Rhode Island & Providence Plantations TAN	2.000%	6/30/11	65,000	65,396
1 Rhode Island Housing & Mortgage Finance
Corp. Revenue TOB VRDO	0.430%	2/7/11	5,000	5,000
Rhode Island Housing & Mortgage Finance
Corp. Revenue VRDO	0.300%	2/7/11	25,000	25,000
Rhode Island Student Loan Authority Student
Loan Revenue VRDO	0.270%	2/7/11 LOC	7,000	7,000
				114,271
South Carolina (0.8%)
Charleston SC Waterworks & Sewer Capital
Improvement Revenue VRDO	0.300%	2/7/11	7,150	7,150
Charleston SC Waterworks & Sewer Capital
Improvement Revenue VRDO	0.340%	2/7/11	24,190	24,190
Greenville County SC Hospital System Revenue
VRDO	0.290%	2/7/11 LOC	30,265	30,265
1 Greenville County SC School District Installment
Revenue TOB VRDO	0.290%	2/7/11	15,995	15,995
1 Greenville County SC School District Installment
Revenue TOB VRDO	0.290%	2/7/11	13,865	13,865
South Carolina GO	4.000%	4/1/11	2,760	2,775
South Carolina GO	5.000%	4/1/11	5,500	5,542
1 South Carolina Housing Revenue TOB VRDO	0.290%	2/7/11	6,365	6,365
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project) VRDO	0.280%	2/7/11 LOC	11,000	11,000
South Carolina Jobs Economic Development
Authority Hospital Revenue (Sisters of Charity
Providence Hospitals) VRDO	0.290%	2/7/11 LOC	5,140	5,140
South Carolina Jobs Economic Development
Authority Industrial Revenue (South Carolina
Electric & Gas Co. Project) VRDO	0.350%	2/7/11 LOC	7,000	7,000
1 South Carolina Public Service Authority
Revenue TOB VRDO	0.280%	2/7/11 LOC	5,930	5,930
1 South Carolina Public Service Authority
Revenue TOB VRDO	0.340%	2/7/11	5,520	5,520
University of South Carolina School of Medicine
Educational Trust Healthcare Facilities
Revenue VRDO	0.290%	2/7/11 LOC	6,075	6,075
1 York County SC Rock Hill School District No. 3
GO TOB VRDO	0.340%	2/7/11 (4)	12,440	12,440
				159,252
South Dakota (0.4%)
South Dakota Conservancy District Revenue
(State Revolving Fund)	2.000%	8/1/11	2,035	2,051

South Dakota Health & Educational Facilities
Authority Revenue (Avera Health) VRDO	0.300%	2/7/11 LOC	38,700	38,700
South Dakota Health & Educational Facilities
Authority Revenue (Sioux Valley Hospital &
Health System) VRDO	0.290%	2/7/11 LOC	15,000	15,000
South Dakota Health & Educational Facilities
Authority Revenue (Sioux Valley Hospital &
Health System) VRDO	0.290%	2/7/11 LOC	8,780	8,780
South Dakota Housing Development Authority
Homeownership Mortgage Revenue VRDO	0.260%	2/7/11	4,800	4,800
South Dakota Housing Development Authority
Homeownership Mortgage Revenue VRDO	0.320%	2/7/11	4,500	4,500
				73,831
Tennessee (3.0%)
Blount County & Alcoa & Maryville TN Industrial
Development Board Revenue (Local
Government Public Improvement) VRDO	0.300%	2/7/11 LOC	5,000	5,000
Blount County TN Public Building Authority
Revenue (Local Government Public
Improvement) VRDO	0.300%	2/7/11 LOC	25,335	25,335
Blount County TN Public Building Authority
Revenue (Local Government Public
Improvement) VRDO	0.300%	2/7/11 LOC	14,860	14,860
Blount County TN Public Building Authority
Revenue (Local Government Public
Improvement) VRDO	0.300%	2/7/11 LOC	10,975	10,975
Blount County TN Public Building Authority
Revenue (Local Government Public
Improvement) VRDO	0.300%	2/7/11 LOC	4,000	4,000
Blount County TN Public Building Authority
Revenue (Local Government Public
Improvement) VRDO	0.300%	2/7/11 LOC	5,650	5,650
Blount County TN Public Building Authority
Revenue (Local Government Public
Improvement) VRDO	0.300%	2/7/11	21,400	21,400
Clarksville TN Public Building Authority Revenue
(Pooled Financing) VRDO	0.340%	2/7/11 LOC	14,000	14,000
Jackson TN Energy Authority Gas System
Revenue VRDO	0.270%	2/7/11 LOC	8,340	8,340
Jackson TN Energy Authority Water System
Revenue VRDO	0.340%	2/7/11 LOC	9,000	9,000
Johnson City TN Health & Educational Facilities
Board Hospital Revenue (STS Health
Alliance) VRDO	0.320%	2/7/11 LOC	4,415	4,415
1 Knoxville TN Waste Water System Revenue
TOB VRDO	0.280%	2/7/11 LOC	15,940	15,940
1 Knoxville TN Waste Water System Revenue
TOB VRDO	0.340%	2/7/11	16,385	16,385
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Belmont University)
VRDO	0.270%	2/7/11 LOC	11,400	11,400
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Lipscomb
University) VRDO	0.270%	2/7/11 LOC	14,100	14,100

1 Rutherford County TN Health & Educational
Facilities Board Revenue (Ascension Health
Credit Group) TOB VRDO	0.300%	2/7/11	6,250	6,250
Sevier County TN Public Building Authority
Local Government Public Improvement
Revenue VRDO	0.300%	2/7/11	24,800	24,800
Sevier County TN Public Building Authority
Local Government Public Improvement
Revenue VRDO	0.300%	2/7/11 LOC	4,900	4,900
Sevier County TN Public Building Authority
Local Government Public Improvement
Revenue VRDO	0.380%	2/7/11 LOC	13,100	13,100
Shelby County TN GO VRDO	0.270%	2/7/11	78,990	78,990
Shelby County TN GO VRDO	0.300%	2/7/11	8,500	8,500
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare) VRDO	0.270%	2/7/11 (12)	70,000	70,000
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare) VRDO	0.280%	2/7/11 (12)	75,000	75,000
Tennessee GO CP	0.300%	2/8/11	33,658	33,658
Tennessee GO CP	0.290%	3/9/11	25,810	25,810
1 Tennessee Housing Development Agency
Homeownership Program Revenue TOB
VRDO	0.340%	2/7/11	7,435	7,435
Tennessee Local Development Authority BAN	2.000%	6/24/11 (ETM)	28,060	28,231
Tennessee School Bond Authority Revenue	2.000%	5/1/11	4,000	4,016
				561,490
Texas (14.1%)
Arlington TX Independent School District GO	2.000%	2/15/11	7,820	7,825
1 Austin TX Revenue TOB VRDO	0.290%	2/7/11 (13)	18,245	18,245
1 Austin TX Revenue TOB VRDO	0.290%	2/7/11 (13)	10,000	10,000
Austin TX Water & Wastewater System
Revenue	5.125%	5/15/11 (Prere.)	10,100	10,236
1 Austin TX Water & Wastewater System
Revenue TOB VRDO	0.290%	2/7/11 LOC	16,820	16,820
1 Austin TX Water & Wastewater System
Revenue TOB VRDO	0.300%	2/7/11 (13)	5,635	5,635
1 Beaumont TX Independent School District
School Building GO TOB VRDO	0.290%	2/7/11	3,350	3,350
1 Bexar County TX Combined Flood Control GO
TOB VRDO	0.290%	2/7/11	28,515	28,515
Board of Regents of the Texas A&M University
System Revenue Financing System Revenue
CP	0.300%	2/10/11	5,650	5,650
1 Board of Regents of the University of Texas
System Revenue Financing System Revenue
TOB VRDO	0.280%	2/7/11	5,100	5,100
1 Board of Regents of the University of Texas
System Revenue Financing System Revenue
TOB VRDO	0.360%	2/7/11	6,600	6,600
1 Comal TX Independent School District GO TOB
VRDO	0.280%	2/7/11 LOC	10,305	10,305
1 Comal TX Independent School District GO TOB
VRDO	0.300%	2/7/11	4,580	4,580
1 Conroe TX Independent School District GO TOB
VRDO	0.290%	2/7/11	2,760	2,760

1 Dallas TX Area Rapid Transit Sales Tax
Revenue TOB VRDO	0.280%	2/7/11 LOC	18,145	18,145
1 Dallas TX Area Rapid Transit Sales Tax
Revenue TOB VRDO	0.280%	2/7/11 LOC	19,560	19,560
1 Dallas TX Independent School District GO TOB
VRDO	0.290%	2/7/11	14,720	14,720
1 Dallas-Fort Worth TX International Airport
Revenue TOB VRDO	0.350%	2/7/11 (4)	7,500	7,500
1 Dallas-Fort Worth TX International Airport
Revenue TOB VRDO	0.440%	2/7/11 (4)	6,945	6,945
1 Denton TX Independent School District GO TOB
VRDO	0.290%	2/7/11	3,695	3,695
1 Denton TX Independent School District GO TOB
VRDO	0.290%	2/7/11	6,945	6,945
1 Denton TX Independent School District GO TOB
VRDO	0.290%	2/7/11	10,570	10,570
Denton TX Independent School District GO
VRDO	0.320%	2/7/11	18,305	18,305
1 Edinburg TX Consolidated Independent School
District COP TOB VRDO	0.290%	2/7/11	12,025	12,025
1 Fort Bend TX Independent School District GO
TOB VRDO	0.290%	2/7/11	5,000	5,000
1 Fort Worth TX Water & Sewer Revenue TOB
VRDO	0.290%	2/7/11	37,645	37,645
Fort Worth TX Water and Sewer Revenue	4.000%	2/15/12	5,120	5,306
1 Frisco TX GO TOB VRDO	0.300%	2/7/11	5,310	5,310
1 Galveston County TX GO TOB VRDO	0.280%	2/7/11	9,255	9,255
1 Grand Prairie TX Independent School District
GO TOB VRDO	0.300%	2/7/11	7,175	7,175
1 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System) TOB VRDO	0.290%	2/7/11 LOC	22,000	22,000
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) CP	0.380%	3/22/11	20,000	20,000
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) CP	0.370%	8/4/11	25,500	25,500
1 Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)TOB VRDO	0.290%	2/7/11	8,755	8,755
1 Harris County TX Flood Control District GO TOB
VRDO	0.290%	2/7/11	5,000	5,000
Harris County TX GO CP	0.300%	2/17/11	43,553	43,553
Harris County TX GO CP	0.310%	2/17/11	1,000	1,000
Harris County TX GO CP	0.300%	2/18/11	15,170	15,170
Harris County TX GO CP	0.300%	2/18/11	102,840	102,840
1 Harris County TX GO TOB VRDO	0.280%	2/7/11 LOC	23,545	23,545
1 Harris County TX GO TOB VRDO	0.290%	2/7/11	15,930	15,930
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Baylor College of
Medicine) VRDO	0.320%	2/7/11 LOC	2,500	2,500
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Texas Children's
Hospital) VRDO	0.270%	2/1/11	7,700	7,700
1 Harris County TX Health Facilities Development
Corp. Revenue (Sisters of Charity of the
Incarnate Word) TOB VRDO	0.270%	2/1/11 (ETM)	6,900	6,900

Harris County TX Health Facilities Development
Corp. Revenue (St. Luke's Episcopal Hospital)
VRDO	0.320%	2/7/11	25,000	25,000
Harris County TX Hospital District Revenue
VRDO	0.290%	2/7/11 LOC	10,000	10,000
Harris County TX Industrial Development Corp.
Revenue (Baytank (Houston) Inc. Project)
VRDO	0.270%	2/7/11 LOC	8,000	8,000
Harris County TX Metropolitan Transit Authority
Revenue CP	0.340%	3/10/11	13,250	13,250
Harris County TX TAN	1.500%	2/28/11	50,000	50,043
Harris County TX TAN	2.000%	2/28/11	100,000	100,123
1 Harris County TX Toll Road Revenue TOB
VRDO	0.300%	2/7/11 (13)	5,200	5,200
1 Houston TX Airport System Revenue TOB
VRDO	0.290%	2/7/11	12,000	12,000
Houston TX Airport System Revenue VRDO	0.260%	2/7/11 LOC	14,000	14,000
Houston TX Combined Utility System CP	0.340%	2/16/11 LOC	8,000	8,000
Houston TX Combined Utility System CP	0.290%	3/10/11 LOC	2,900	2,900
Houston TX Combined Utility System CP	0.290%	3/10/11 LOC	5,000	5,000
Houston TX Combined Utility System CP	0.290%	3/15/11 LOC	16,000	16,000
Houston TX Combined Utility System CP	0.290%	3/17/11 LOC	10,000	10,000
1 Houston TX Community College GO TOB
VRDO	0.290%	2/7/11 (4)	4,115	4,115
Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) CP	0.300%	3/8/11	10,000	10,000
Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) CP	0.310%	3/10/11	2,450	2,450
Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) CP	0.290%	4/7/11	10,000	10,000
1 Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) TOB VRDO	0.290%	2/7/11	6,665	6,665
1 Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) TOB VRDO	0.290%	2/7/11	22,155	22,155
1 Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) TOB VRDO	0.290%	2/7/11	8,505	8,505
Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) VRDO	0.240%	2/7/11	10,000	10,000
Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) VRDO	0.270%	2/7/11	15,980	15,980
Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) VRDO	0.280%	2/7/11	23,750	23,750
1 Houston TX Independent School District GO
TOB VRDO	0.280%	2/7/11 LOC	17,050	17,050
Houston TX TRAN	2.000%	6/30/11	50,000	50,324
1 Houston TX Utility System Revenue TOB VRDO	0.280%	2/7/11 LOC	15,370	15,370
1 Houston TX Utility System Revenue TOB VRDO	0.290%	2/7/11 LOC	45,000	45,000
1 Houston TX Utility System Revenue TOB VRDO	0.290%	2/7/11 LOC	9,000	9,000
Houston TX Utility System Revenue VRDO	0.250%	2/7/11 LOC	11,000	11,000
1 Katy TX Independent School District GO TOB
VRDO	0.290%	2/7/11	5,730	5,730
1 Leander TX Independent School District GO
TOB VRDO	0.290%	2/7/11	15,380	15,380
1 Lone Star College System Texas GO TOB
VRDO	0.290%	2/7/11	15,460	15,460
Lubbock TX Independent School District GO
VRDO	0.290%	2/7/11	14,800	14,800
Mansfield TX Independent School District GO	5.250%	2/15/11 (Prere.)	1,715	1,718

1 Mansfield TX Independent School District GO
TOB VRDO	0.290%	2/7/11	7,960	7,960
McAllen TX GO	2.000%	2/15/11	2,170	2,171
1 McKinney TX Independent School District GO
TOB VRDO	0.280%	2/7/11 LOC	10,240	10,240
Mesquite TX Independent School District GO
PUT	0.340%	4/5/11	25,255	25,255
Midlothian Texas Development Authority Tax
Increment Contract Revenue	7.875%	5/15/11 (Prere.)	10,360	10,787
North Central TX Health Facilities Development
Corp. Hospital Revenue (Baylor Health Care
System Project) VRDO	0.250%	2/7/11 (4)	13,875	13,875
1 North East TX Independent School District GO
TOB VRDO	0.280%	2/7/11 LOC	5,705	5,705
1 North East TX Independent School District GO
TOB VRDO	0.290%	2/7/11 LOC	5,000	5,000
1 North East TX Independent School District GO
TOB VRDO	0.290%	2/7/11	2,355	2,355
1 North East TX Independent School District GO
TOB VRDO	0.300%	2/7/11	26,805	26,805
1 North Texas Health Facilities Development
Corp. Hospital Revenue (United Regional
Health Care System) TOB VRDO	0.290%	2/7/11 LOC	13,230	13,230
North Texas Higher Education Authority Student
Loan Revenue VRDO	0.320%	2/7/11 LOC	20,000	20,000
North Texas Higher Education Authority Student
Loan Revenue VRDO	0.360%	2/7/11 LOC	31,840	31,840
North Texas Municipal Water District Texas
Water System Revenue	2.000%	9/1/11	2,460	2,482
1 North Texas Tollway Authority System Revenue
TOB VRDO	0.290%	2/7/11 LOC	13,590	13,590
1 North Texas Tollway Authority System Revenue
TOB VRDO	0.320%	2/7/11 (13)	22,360	22,360
1 Northside TX Independent School District GO
TOB VRDO	0.290%	2/7/11	14,475	14,475
1 Northside TX Independent School District GO
TOB VRDO	0.290%	2/7/11	17,315	17,315
Northwest Texas Independent School District
GO VRDO	0.270%	2/7/11	8,170	8,170
Pasadena TX Independent School District GO
VRDO	0.300%	2/7/11	17,900	17,900
Pasadena TX Independent School District GO
VRDO	0.350%	2/7/11 (4)	42,775	42,775
1 Pearland TX GO TOB VRDO	0.280%	2/7/11 LOC	10,190	10,190
1 Pearland TX Independent School District GO
TOB VRDO	0.360%	2/7/11	9,000	9,000
1 Plano TX Independent School District GO TOB
VRDO	0.290%	2/7/11	14,055	14,055
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/11	7,500	7,500
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.280%	2/7/11	10,680	10,680
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.290%	2/7/11	7,665	7,665
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.290%	2/7/11	5,000	5,000
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.290%	2/7/11	5,080	5,080

1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.290%	2/7/11	3,200	3,200
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.290%	2/7/11	6,165	6,165
San Antonio TX Electric & Gas Systems
Revenue VRDO	0.300%	2/7/11	46,900	46,900
San Antonio TX GO	3.000%	2/1/11	8,490	8,490
San Antonio TX Hotel Occupancy Tax Revenue
VRDO	0.290%	2/7/11 LOC	12,550	12,550
1 San Antonio TX Water Revenue TOB VRDO	0.280%	2/7/11 LOC	11,140	11,140
1 San Antonio TX Water Revenue TOB VRDO	0.290%	2/7/11 (4)	10,000	10,000
1 Sheldon TX Independent School District GO
TOB VRDO	0.320%	2/7/11	5,190	5,190
Southlake TX GO	3.000%	2/15/11	4,590	4,594
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project) VRDO	0.270%	2/7/11	19,000	19,000
1 Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health
Resources) TOB VRDO	0.280%	2/7/11	10,410	10,410
Tarrant County TX Health Facilities
Development Corp. Hospital Revenue (Cook
Children's Medical Center Project) VRDO	0.270%	2/7/11	42,000	42,000
1 Texas A & M University System Revenue TOB
VRDO	0.290%	2/7/11	4,960	4,960
1 Texas Department of Housing & Community
Affairs Single Family Revenue TOB VRDO	0.340%	2/7/11	6,095	6,095
1 Texas Department of Housing & Community
Affairs Single Family Revenue TOB VRDO	0.350%	2/7/11	4,620	4,620
Texas Department of Housing & Community
Affairs Single Mortgage Revenue VRDO	0.300%	2/7/11	72,845	72,845
Texas Department of Housing & Community
Affairs Single Mortgage Revenue VRDO	0.300%	2/7/11	35,000	35,000
1 Texas GO TOB VRDO	0.270%	2/1/11	11,500	11,500
1 Texas GO TOB VRDO	0.290%	2/7/11	13,900	13,900
1 Texas GO TOB VRDO	0.290%	2/7/11	15,080	15,080
1 Texas GO TOB VRDO	0.290%	2/7/11	7,500	7,500
1 Texas GO TOB VRDO	0.290%	2/7/11	21,560	21,560
1 Texas GO TOB VRDO	0.290%	2/7/11	17,370	17,370
1 Texas GO TOB VRDO	0.360%	2/7/11	17,675	17,675
Texas GO TRAN	2.000%	8/31/11	340,000	343,199
Texas GO Veterans Housing Assistance
Program VRDO	0.280%	2/7/11	20,000	20,000
Texas Public Finance Authority GO	5.000%	10/1/11	1,000	1,030
Texas Public Finance Authority GO CP	0.320%	2/15/11	17,000	17,000
Texas Public Finance Authority GO CP	0.300%	5/6/11	12,850	12,850
Texas Public Finance Authority Revenue
(Unemployment Compensation)	2.000%	7/1/11	10,000	10,070
Texas Public Finance Authority Revenue
(Unemployment Compensation)	3.000%	1/1/12	25,000	25,583
Texas Small Business Industrial Development
Corp.Revenue (Texas Public Facilities Capital
Access Program) VRDO	0.300%	2/7/11 LOC	34,950	34,950
1 Texas State University Student Loan GO TOB
VRDO	0.360%	2/7/11	20,065	20,065
1 Texas Transportation Commission Mobility Fund
GO TOB VRDO	0.290%	2/7/11	21,925	21,925

1 Texas Transportation Commission Mobility Fund
GO TOB VRDO	0.290%	2/7/11	11,700	11,700
1 Texas Transportation Commission Revenue
TOB VRDO	0.280%	2/7/11	14,005	14,005
1 Texas Transportation Commission Revenue
TOB VRDO	0.280%	2/7/11	20,725	20,725
1 Texas Transportation Commission Revenue
TOB VRDO	0.290%	2/7/11	7,500	7,500
1 Texas Water Developement Board Revenue
TOB VRDO	0.360%	2/7/11	7,500	7,500
1 Travis County TX GO TOB VRDO	0.290%	2/7/11	11,050	11,050
Trinity River Authority Texas Solid Waste
Disposal Revenue VRDO	0.360%	2/7/11 LOC	5,430	5,430
1 University of Houston Texas Revenue TOB
VRDO	0.290%	2/7/11	7,600	7,600
University of Texas Permanent University Fund
Revenue	5.250%	1/1/12 (Prere.)	7,000	7,307
1 University of Texas Permanent University Fund
Revenue TOB VRDO	0.280%	2/7/11	6,560	6,560
1 University of Texas Permanent University Fund
Revenue TOB VRDO	0.280%	2/7/11	3,550	3,550
1 University of Texas Permanent University Fund
Revenue TOB VRDO	0.280%	2/7/11	5,965	5,965
1 University of Texas System Revenue Financing
System Revenue TOB VRDO	0.290%	2/7/11	33,215	33,215
1 Waco TX Education Finance Corp. Revenue
(Baylor University) TOB VRDO	0.290%	2/7/11	9,855	9,855
				2,667,921
Utah (0.9%)
Emery County UT Pollution Control Revenue
(PacifiCorp Projects) VRDO	0.290%	2/7/11 LOC	10,000	10,000
Murray UT Hospital Revenue (IHC Health
Services) VRDO	0.270%	2/1/11	9,850	9,850
1 South Valley Sewer District Utah Sewer
Revenue TOB VRDO	0.300%	2/7/11 (13)	6,125	6,125
Utah Board of Regents Student Loan Revenue	3.000%	11/1/11	1,500	1,522
1 Utah Housing Corp. Single Family Mortgage
Revenue TOB VRDO	0.790%	2/7/11	1,725	1,725
Utah Housing Corp. Single Family Mortgage
Revenue VRDO	0.300%	2/7/11	12,165	12,165
Utah Housing Corp. Single Family Mortgage
Revenue VRDO	0.300%	2/7/11	13,985	13,985
Utah Housing Corp. Single Family Mortgage
Revenue VRDO	0.300%	2/7/11	16,450	16,450
Utah Housing Corp. Single Family Mortgage
Revenue VRDO	0.300%	2/7/11 LOC	9,065	9,065
Utah Housing Corp. Single Family Mortgage
Revenue VRDO	0.300%	2/7/11 LOC	14,065	14,065
Utah Housing Finance Agency Single Family
Mortgage Revenue VRDO	0.300%	2/7/11 LOC	4,300	4,300
Utah Housing Finance Agency Single Family
Mortgage Revenue VRDO	0.300%	2/7/11 LOC	5,605	5,605
Utah Housing Finance Agency Single Family
Mortgage Revenue VRDO	0.300%	2/7/11	5,600	5,600
1 Utah Transit Authorithy Sales Tax Revenue TOB
VRDO	0.350%	2/7/11	6,560	6,560

1 Utah Transit Authority Sales Tax Revenue TOB
VRDO	0.280%	2/7/11	11,400	11,400
1 Utah Transit Authority Sales Tax Revenue TOB
VRDO	0.290%	2/7/11	28,755	28,755
1 Utah Transit Authority Sales Tax Revenue TOB
VRDO	0.290%	2/7/11 (4)	10,690	10,690
1 Utah Transit Authority Sales Tax Revenue TOB
VRDO	0.290%	2/7/11	1,175	1,175
				169,037
Vermont (0.0%)
1 Vermont Housing Finance Agency Revenue
TOB VRDO	0.360%	2/7/11 (4)	3,815	3,815

Virginia (2.0%)
Albemarle County VA Economic Development
Authority Hospital Revenue (Martha Jefferson
Hospital) VRDO	0.270%	2/7/11 LOC	6,000	6,000
Alexandria VA Industrial Development Authority
Revenue (Institute for Defense Analyses
Project) VRDO	0.290%	2/7/11 LOC	8,180	8,180
Capital Beltway Funding Corp. of Virginia Toll
Revenue (I-495 Hot Lanes Project) VRDO	0.220%	2/7/11 LOC	5,000	5,000
Capital Region Airport Commission Virginia
Passenger Facility Charge Revenue VRDO	0.360%	2/7/11 LOC	15,825	15,825
Charlottesville VA Industrial Development
Authority Educational Facilities Revenue
(University of Virginia Foundation Projects)
VRDO	0.290%	2/7/11 LOC	1,515	1,515
Clarke County VA Industrial Development
AuthorityHospital Facilities Revenue
(Winchester Medical Center Inc.) VRDO	0.290%	2/7/11 (4)	32,225	32,225
1 Fairfax County VA Industrial Development
Authority Hospital Revenue (Inova Health
System Hospital Project) TOB VRDO	0.290%	2/7/11	5,000	5,000
Fairfax County VA Industrial Development
Authority Hospital Revenue (Inova Health
System Hospital Project) VRDO	0.260%	2/7/11	44,320	44,320
Fairfax County VA Industrial Development
Authority Revenue (Fairfax Hospital System
Inc.) VRDO	0.270%	2/7/11	6,235	6,235
1 Hampton VA Roads Sanitation District
Wastewater Revenue TOB VRDO	0.280%	2/7/11	19,205	19,205
Hanover County VA Economic Development
Authority Revenue (Bon Secours Health
System Inc.) VRDO	0.280%	2/7/11 LOC	8,800	8,800
Newport News VA GO TOB VRDO	0.280%	2/7/11	10,760	10,760
Norfolk VA Economic Development Authority
Hospital Facilities Revenue (Sentara
Healthcare) PUT	0.480%	5/13/11	31,000	31,000
Norfolk VA GO VRDO	0.280%	2/7/11	23,190	23,190
Peninsula Ports Authority Virginia Health
System Revenue (Riverside Health System
Project) VRDO	0.310%	2/7/11	31,280	31,280
1 Richmond VA Public Utility Revenue TOB
VRDO	0.290%	2/7/11 (4)	4,875	4,875

Russell County VA Industrial Development
Authority Hospital Revenue (STS Health
Alliance) VRDO	0.320%	2/7/11 LOC	10,780	10,780
Stafford County VA Industrial Development
Authority Revenue (VML/VACo
Commonwealth Loan Program) VRDO	0.330%	2/7/11 LOC	5,865	5,865
1 University of Virginia Revenue TOB VRDO	0.280%	2/7/11	3,300	3,300
1 University of Virginia Revenue TOB VRDO	0.280%	2/7/11	7,520	7,520
1 University of Virginia Revenue TOB VRDO	0.290%	2/7/11	12,000	12,000
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	3.000%	2/1/11	7,025	7,025
1 Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program) TOB VRDO	0.280%	2/7/11	12,320	12,320
Virginia College Building Authority Educational
Facilities Revenue (University Richmond
Project) PUT	0.350%	2/1/11	8,200	8,200
Virginia College Building Authority Educational
Facilities Revenue (University Richmond
Project) PUT	0.400%	3/1/11	15,000	15,000
Virginia Commonwealth Transportation Board
Federal Highway Revenue	2.500%	5/15/11	13,360	13,440
1 Virginia Housing Development Authority
Commonwealth Mortgage Revenue TOB
VRDO	0.340%	2/7/11	6,315	6,315
1 Virginia Housing Development Authority
Commonwealth Mortgage Revenue TOB
VRDO	0.360%	2/7/11	2,700	2,700
1 Virginia Housing Development Authority Rental
Housing Revenue TOB VRDO	0.360%	2/7/11	13,735	13,735
Virginia Public School Authority Revenue	5.250%	8/1/11	1,500	1,536
1 Virginia Resources Authority Clean Water
Revenue TOB VRDO	0.280%	2/7/11	5,000	5,000
Virginia State Resources Authority Clean Water
Revenue (Clean Water State Revolving Fund)	4.500%	10/1/11	1,200	1,233
				379,379
Washington (3.3%)
1 Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue TOB
VRDO	0.280%	2/7/11	6,200	6,200
1 Chelan County WA Public Utility District No. 1
Consolidated System Revenue (Chelan
Hydro) TOB VRDO	0.440%	2/7/11	9,970	9,970
Chelan County WA Public Utility District No. 1
Consolidated System Revenue VRDO	0.290%	2/7/11	70,565	70,565
Everett WA Industrial Development Corp.
Exempt Facilities Revenue (Kimberly-Clark
Corp. Project) VRDO	0.420%	2/7/11	6,400	6,400
1 Grant County WA Public Utility District No. 2
Electric System Revenue (Wanapum
Hydoelectric Development Revenue) TOB
VRDO	0.270%	2/1/11 LOC	9,345	9,345
1 King County WA Sewer Revenue TOB VRDO	0.290%	2/7/11	14,920	14,920
1 King County WA Sewer Revenue TOB VRDO	0.290%	2/7/11 LOC	7,595	7,595
1 Port of Seattle WA Revenue TOB VRDO	0.350%	2/7/11 (4)	25,830	25,830
1 Port of Seattle WA Revenue TOB VRDO	0.360%	2/7/11 (4)	13,885	13,885

1 Port of Seattle WA Revenue TOB VRDO	0.440%	2/7/11	7,390	7,390
Port of Seattle WA Revenue VRDO	0.320%	2/7/11 LOC	50,000	50,000
1 Seattle WA Drain & Wastewater Revenue TOB
VRDO	0.280%	2/7/11	9,815	9,815
1 Seattle WA Drain & Wastewater Revenue TOB
VRDO	0.290%	2/7/11 (4)	11,200	11,200
1 Seattle WA Water System Revenue TOB VRDO	0.290%	2/7/11 LOC	12,785	12,785
Tacoma WA Housing Authority Revenue
(Sunset Apartment Projects) VRDO	0.320%	2/7/11 LOC	12,250	12,250
1 TES Properties Washington Lease Revenue
TOB VRDO	0.290%	2/7/11	10,120	10,120
1 University of Washington Revenue TOB VRDO	0.280%	2/7/11 LOC	38,310	38,310
Washington Economic Development Finance
Authority Revenue (Puget Sound Blood
Center Project) VRDO	0.290%	2/7/11 LOC	10,115	10,115
1 Washington GO TOB VRDO	0.280%	2/7/11 LOC	17,395	17,395
1 Washington GO TOB VRDO	0.280%	2/7/11	10,565	10,565
1 Washington GO TOB VRDO	0.280%	2/7/11	15,265	15,265
1 Washington GO TOB VRDO	0.280%	2/7/11 LOC	11,085	11,085
1 Washington GO TOB VRDO	0.290%	2/7/11	10,000	10,000
1 Washington GO TOB VRDO	0.290%	2/7/11 LOC	8,655	8,655
1 Washington GO TOB VRDO	0.290%	2/7/11	12,090	12,090
1 Washington GO TOB VRDO	0.290%	2/7/11	6,730	6,730
1 Washington GO TOB VRDO	0.290%	2/7/11 (4)	7,995	7,995
1 Washington GO TOB VRDO	0.290%	2/7/11	8,325	8,325
1 Washington GO TOB VRDO	0.360%	2/7/11	9,285	9,285
1 Washington Health Care Facilities Authority
Revenue (Catholic Health Initiatives) TOB
VRDO	0.290%	2/7/11	7,505	7,505
Washington Health Care Facilities Authority
Revenue (MultiCare Health System) VRDO	0.290%	2/7/11 (4)	34,845	34,845
Washington Health Care Facilities Authority
Revenue (MultiCare Health System) VRDO	0.300%	2/7/11 LOC	8,500	8,500
1 Washington Health Care Facilities Authority
Revenue (PeaceHealth) TOB VRDO	0.290%	2/7/11	19,995	19,995
1 Washington Health Care Facilities Authority
Revenue (Providence Health & Services) TOB
VRDO	0.290%	2/7/11 (4)	12,475	12,475
1 Washington Health Care Facilities Authority
Revenue (Providence Health & Services) TOB
VRDO	0.290%	2/7/11 (4)	8,610	8,610
1 Washington Health Care Facilities Authority
Revenue (Seattle Children's Hospital) TOB
VRDO	0.290%	2/7/11	10,800	10,800
1 Washington Health Care Facilities Authority
Revenue (Seattle Children's Hospital) TOB
VRDO	0.290%	2/7/11	9,995	9,995
Washington Health Care Facilities Authority
Revenue (Swedish Health Services) VRDO	0.280%	2/7/11 LOC	18,470	18,470
Washington Higher Education Facilities
Authority Revenue (Bastyr University Project)
VRDO	0.300%	2/7/11 LOC	9,625	9,625
Washington Housing Finance Commission Multi-
Family Housing Revenue (Deer Run West
Apartments Project) VRDO	0.310%	2/7/11 LOC	5,200	5,200
Washington Housing Finance Commission Multi-
Family Housing Revenue (New Haven
Apartments Project) VRDO	0.270%	2/7/11 LOC	4,000	4,000

Washington Housing Finance Commission Multi-
Family Housing Revenue (Vintage at
Silverdale Senior Living Project) VRDO	0.300%	2/7/11 LOC	11,880	11,880
Washington Housing Finance Commission
Multifamily Housing Revenue (Canyon Lakes
II Project) VRDO	0.320%	2/7/11 LOC	4,115	4,115
Washington Housing Finance Commission Non-
profit Housing Revenue (Rockwood
Retirement Communities Program) VRDO	0.280%	2/7/11 LOC	7,700	7,700
Washington Housing Finance Commission Non-
profit Revenue (YMCA of Pierce & Kitsap
Counties Project)VRDO	0.290%	2/7/11 LOC	10,530	10,530
				628,330
West Virginia (0.6%)
Brooke County WV Community Development
Revenue (Bethany College Project) VRDO	0.290%	2/7/11 LOC	4,050	4,050
West Virginia Economic Development Authority
Pollution Control Revenue (Ohio Power Co. -
Kammer Project) VRDO	0.250%	2/7/11 LOC	24,670	24,670
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project)
VRDO	0.280%	2/7/11 LOC	6,050	6,050
West Virginia Hospital Finance Authority
Hospital Revenue (Cabell Huntington Hospital
Inc.) VRDO	0.300%	2/7/11 LOC	10,000	10,000
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.) VRDO	0.290%	2/7/11 LOC	50,660	50,660
West Virginia Hospital Finance Authority
HospitalRevenue (United Health System
Obligated Group) VRDO	0.300%	2/7/11 LOC	8,115	8,115
1 West Virginia Housing Development Revenue
TOB VRDO	0.340%	2/7/11	4,215	4,215
				107,760
Wisconsin (2.3%)
Milwaukee WI GO	2.500%	2/1/11	23,995	23,995
Milwaukee WI Redevelopment Authority
Redevelopment Lease Revenue (University
Wisconsin Kenilworth Project) VRDO	0.290%	2/7/11 LOC	6,355	6,355
Milwaukee WI Redevelopment Authority
Revenue (Yankee Hill Apartments) VRDO	0.290%	2/7/11 LOC	11,560	11,560
University of Wisconsin Hospital & Clinics
Authority Revenue VRDO	0.270%	2/1/11 LOC	2,050	2,050
University of Wisconsin Hospital & Clinics
Authority Revenue VRDO	0.250%	2/7/11 LOC	5,000	5,000
Wisconsin GO	5.500%	11/1/11	6,275	6,514
1 Wisconsin GO TOB VRDO	0.280%	2/7/11	12,715	12,715
1 Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Credit
Group) TOB VRDO	0.290%	2/7/11	750	750
1 Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)TOB VRDO	0.300%	2/7/11	5,250	5,250
Wisconsin Health & Educational Facilities
Authority Revenue (Concordia University Inc.)
VRDO	0.290%	2/7/11 LOC	3,935	3,935

Wisconsin Health & Educational Facilities
Authority Revenue (Felician Services Inc.)
VRDO	0.320%	2/7/11 LOC	20,000	20,000
Wisconsin Health & Educational Facilities
Authority Revenue (Felician Services Inc.)
VRDO	0.320%	2/7/11 LOC	11,375	11,375
Wisconsin Health & Educational Facilities
Authority Revenue (Froedtert & Community
Health Inc. Obligated Group) VRDO	0.320%	2/7/11 LOC	17,000	17,000
Wisconsin Health & Educational Facilities
Authority Revenue (Froedtert & Community
Health Inc. Obligated Group) VRDO	0.320%	2/7/11 LOC	13,000	13,000
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group) CP	0.310%	3/3/11	10,000	10,000
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group) CP	0.320%	5/4/11	7,400	7,400
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)
CP	0.300%	3/3/11 LOC	25,530	25,530
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)
CP	0.300%	4/6/11 LOC	19,970	19,970
Wisconsin Health & Educational Facilities
Authority Revenue (St. Norbert College Inc.)
VRDO	0.320%	2/7/11 LOC	7,250	7,250
Wisconsin Health & Educational Facility Authorty
Revenue (Franciscan Sisters) VRDO	0.260%	2/7/11 LOC	5,000	5,000
1 Wisconsin Housing & Economic Development
Authority Home Ownership Revenue TOB
VRDO	0.350%	2/7/11	4,765	4,765
Wisconsin Housing & Economic Development
Authority Home Ownership Revenue VRDO	0.300%	2/7/11 LOC	15,455	15,455
Wisconsin Housing & Economic Development
Authority Home Ownership Revenue VRDO	0.300%	2/7/11 (4)	9,205	9,205
Wisconsin Housing & Economic Development
Authority Home Ownership Revenue VRDO	0.330%	2/7/11	14,895	14,895
Wisconsin Housing & Economic Development
Authority Home Ownership Revenue VRDO	0.350%	2/7/11	44,100	44,100
Wisconsin Housing & Economic Development
Authority Home Ownership Revenue VRDO	0.350%	2/7/11	43,910	43,910
Wisconsin Housing & Economic Development
Authority Home Ownership Revenue VRDO	0.350%	2/7/11	34,000	34,000
Wisconsin Housing & Economic Development
Authority Home Ownership Revenue VRDO	0.390%	2/7/11	16,000	16,000
Wisconsin Housing & Economic Development
Authority Single Family Revenue VRDO	0.450%	2/7/11	10,035	10,035
Wisconsin Housing & Economic Development
Authority Single Family Revenue VRDO	0.450%	2/7/11	10,950	10,950
Wisconsin Housing & Economic Development
Authority Single Family Revenue VRDO	0.450%	2/7/11	5,175	5,175
Wisconsin Housing & Economic Development
Authority Single Family Revenue VRDO	0.450%	2/7/11	5,220	5,220
1 Wisconsin Public Power System Power Supply
System Revenue TOB VRDO	0.280%	2/7/11 LOC	10,160	10,160
				438,519

Wyoming (0.4%)
Lincoln County WY Pollution Control Revenue
(PacifiCorp Project) VRDO	0.290%	2/7/11 LOC	11,250	11,250
Wyoming Community Development Authority
Housing Revenue VRDO	0.370%	2/7/11 LOC	14,000	14,000
Wyoming Student Loan Corp. Student Loan
Revenue VRDO	0.290%	2/7/11 LOC	50,000	50,000
				75,250
Total Tax-Exempt Municipal Bonds (Cost $18,424,107)				18,424,107
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (3.2%)
Money Market Fund (3.2%)
2 Vanguard Municipal Cash Management Fund
(Cost $610,790)	0.261%		610,790,000	610,790

Total Investments (100.3%) (Cost $19,034,897)				19,034,897
Other Assets and Liabilities-Net (-0.3%)				(62,873)
Net Assets (100%)				18,972,024

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2011, the aggregate value of these securities was $5,831,065,000, representing 30.7% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.

(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The fund's investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund's other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MUNICIPAL BOND FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 21, 2011

VANGUARD MUNICIPAL BOND FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: March 21, 2011

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.